UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2008

Date of reporting period: October 31, 2007

Item 1.	Reports to Stockholders.

Fund Performance Overview

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market, and includes companies in the following industry groups: chemicals, forestry and paper, industrial metals and mining. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 19.36%, while the Index returned 19.70%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.20%	39.91%	40.88%	21.36%	21.33%	22.07%	13.09%	13.07%	13.70%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.20%	39.91%	40.88%	163.22%	162.91%	171.04%	148.17%	147.90%	158.35%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Chemicals	44.61%

Mining	21.02

Iron & Steel	10.36

Agriculture	8.94

Forest Products & Paper	6.62

Coal	6.38

Household Products & Wares	0.92

Metal Fabricate & Hardware	0.92

Manufacturing	0.08

Biotechnology	0.06

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Monsanto Co.	8.94%

Du Pont (E.I.) de Nemours and Co.	7.71

Freeport-McMoRan Copper & Gold Inc.	7.59

Dow Chemical Co. (The)	7.36

Alcoa Inc.	5.92

Praxair Inc.	4.64

Newmont Mining Corp.	3.65

Air Products and Chemicals Inc.	3.36

Nucor Corp.	2.88

Weyerhaeuser Co.	2.77

TOTAL	54.82%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Index measures the performance of the consumer goods sector of the U.S. equity market, and includes companies in the following industry groups: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 4.92%, while the Index returned 5.17%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.12%	13.72%	14.67%	11.19%	11.18%	11.82%	8.18%	8.14%	8.86%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.12%	13.72%	14.67%	69.94%	69.84%	74.85%	78.81%	78.35%	87.21%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Beverages	23.00%

Cosmetics & Personal Care	19.80

Agriculture	15.38

Food	13.13

Apparel	4.71

Household Products & Wares	3.71

Auto Parts & Equipment	3.56

Auto Manufacturers	2.62

Home Builders	2.05

Software	2.03

Leisure Time	1.27

Electronics	1.18

Home Furnishings	1.15

Toys, Games & Hobbies	1.03

Hand & Machine Tools	0.96

Manufacturing	0.89

Distribution & Wholesale	0.67

Housewares	0.57

Electrical Components & Equipment	0.42

Office Furnishings	0.39

Textiles	0.33

Pharmaceuticals	0.31

Retail	0.24

Commercial Services	0.13

Machinery	0.08

Biotechnology	0.07

Internet	0.07

Health Care - Products	0.05

Chemicals	0.02

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	15.29%

Altria Group Inc.	10.78

Coca-Cola Co. (The)	9.26

PepsiCo Inc.	8.39

Kraft Foods Inc.	3.71

Colgate-Palmolive Co.	2.78

Anheuser-Busch Companies Inc.	2.71

Kimberly-Clark Corp.	2.12

Johnson Controls Inc.	1.81

Nike Inc. Class B	1.67

TOTAL	58.52%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the “Index”). The Index measures the performance of the consumer services sector of the U.S. equity market, and includes companies in the following industry groups: food and drug retailers, general retailers, media and travel and leisure. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund declined 2.18%, while the Index declined 2.09%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.85%	3.40%	4.19%	9.59%	9.52%	10.13%	2.09%	2.04%	2.60%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.85%	3.40%	4.19%	58.09%	57.55%	61.97%	16.53%	16.10%	20.85%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Retail	44.37%

Media	25.24

Internet	5.80

Lodging	5.30

Commercial Services	4.10

Food	4.04

Pharmaceuticals	2.27

Airlines	2.10

Entertainment	1.85

Advertising	1.78

Leisure Time	1.67

Software	0.81

Apparel	0.45

Computers	0.18

Manufacturing	0.08

Household Products & Wares	0.07

Short-Term and Other Net Assets	(0.11)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Wal-Mart Stores Inc.	6.42%

McDonald’s Corp.	4.01

Time Warner Inc.	3.80

Walt Disney Co. (The)	3.51

CVS Caremark Corp.	3.45

Home Depot Inc.	2.95

Target Corp.	2.66

eBay Inc.	2.36

Comcast Corp. Class A	2.25

News Corp. Class A	2.25

TOTAL	33.66%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market, and includes companies in the following industry groups: banks, non-life insurance, life insurance, real estate and general finance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund declined 7.64%, while the Index declined 7.46%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.85)%	(2.92)%	(2.45)%	11.43%	11.37%	12.04%	7.73%	7.72%	8.35%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.85)%	(2.92)%	(2.45)%	71.82%	71.33%	76.59%	74.14%	73.95%	81.72%

Total returns for the period since inception are calculated from the inception date of the Fund (5/22/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/31/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Diversified Financial Services	35.44%

Banks	28.14

Insurance	22.23

Real Estate Investment Trusts	10.02

Savings & Loans	1.82

Real Estate	0.66

Software	0.60

Commercial Services	0.51

Forest Products & Paper	0.45

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Bank of America Corp.	7.19%

Citigroup Inc.	6.89

JPMorgan Chase & Co.	5.26

American International Group Inc.	4.71

Wells Fargo & Co.	3.60

Goldman Sachs Group Inc. (The)	3.03

Wachovia Corp.	3.00

Morgan Stanley	2.15

American Express Co.	2.14

U.S. Bancorp	1.89

TOTAL	39.86%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market, and includes companies in the following industry groups: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, industrial transportation and support services. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 9.76%, while the Index returned 10.02%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.24%	22.06%	22.86%	17.16%	17.10%	17.85%	4.75%	4.73%	4.80%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.24%	22.06%	22.86%	120.77%	120.19%	127.31%	40.95%	40.69%	41.44%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Manufacturing	33.83%

Aerospace & Defense	14.79

Transportation	10.77

Machinery	7.03

Commercial Services	5.45

Electronics	5.16

Engineering & Construction	3.28

Software	3.26

Electrical Components & Equipment	2.93

Environmental Control	1.91

Building Materials	1.80

Packaging & Containers	1.47

Metal Fabricate & Hardware	1.30

Auto Manufacturers	1.15

Distribution & Wholesale	0.82

Forest Products & Paper	0.75

Household Products & Wares	0.59

Computers	0.45

Hand & Machine Tools	0.44

Telecommunications	0.44

Energy – Alternate Sources	0.37

Mining	0.33

Chemicals	0.33

Internet	0.28

Textiles	0.27

Electric	0.22

Retail	0.16

Housewares	0.10

Trucking & Leasing	0.08

Holding Companies – Diversified	0.07

Health Care – Products	0.06

Semiconductors	0.02

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
General Electric Co.	19.45%

United Technologies Corp.	3.23

Boeing Co. (The)	3.22

3M Co.	2.62

United Parcel Service Inc. Class B	2.36

Caterpillar Inc.	2.22

Emerson Electric Co.	1.90

Honeywell International Inc.	1.90

Lockheed Martin Corp.	1.67

Deere & Co.	1.62

TOTAL	40.19%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Financials Index. The Index includes companies in the following industry groups: banks and investment management/brokers. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund declined 8.39%, while the Index declined 8.22%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.80)%	(4.81)%	(4.44)%	10.87%	10.85%	11.49%	6.72%	6.71%	7.32%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.80)%	(4.81)%	(4.44)%	67.49%	67.40%	72.22%	61.65%	61.58%	68.60%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Diversified Financial Services	53.01%

Banks	42.10

Savings & Loans	2.72

Software	0.91

Commercial Services	0.76

Insurance	0.36

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Bank of America Corp.	10.76%

Citigroup Inc.	10.32

JPMorgan Chase & Co.	7.88

Wells Fargo & Co.	5.38

Goldman Sachs Group Inc. (The)	4.54

Wachovia Corp.	4.50

Morgan Stanley	3.22

American Express Co.	3.20

U.S. Bancorp	2.84

Bank of New York Mellon Corp. (The)	2.79

TOTAL	55.43%

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market, and includes companies in the following industry groups: real estate holding and development and real estate investment trusts (REITs). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund declined 8.44%, while the Index declined 8.25%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.65)%	(2.77)%	(2.58)%	21.02%	20.96%	21.55%	17.06%	17.02%	17.57%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.65)%	(2.77)%	(2.58)%	159.56%	158.99%	165.34%	220.23%	219.41%	230.68%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
REITs – Regional Malls	14.33%

REITs – Apartments	12.87

REITs – Office Property	12.52

REITs – Diversified	12.20

REITs – Warehouse/Industrial	8.54

REITs – Shopping Centers	8.44

REITs – Hotels	6.88

REITs – Health Care	6.54

Real Estate Operating/Development	3.33

REITs – Storage	3.05

REITs – Mortgage	2.64

Real Estate Management/Services	2.54

Forestry	2.36

Paper and Related Products	1.73

REITs – Outlet Centers	1.37

REITs – Manufactured Homes	0.30

Finance – Investment Banker/Broker	0.23

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Simon Property Group Inc.	6.85%

ProLogis	5.42

Vornado Realty Trust	4.65

Boston Properties Inc.	3.77

General Growth Properties Inc.	3.67

Host Hotels & Resorts Inc.	3.41

Equity Residential	3.40

Public Storage	3.05

AvalonBay Communities Inc.	2.84

Kimco Realty Corp.	2.68

TOTAL	39.74%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® KLD SELECT SOCIALSM INDEX FUND

Performance as of October 31, 2007

The iShares KLD Select SocialSM Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the KLD Select SocialSM Index (the “Index”). The Index is designed to maximize exposure to large-capitalization companies that KLD determines have positive social and environmental characteristics, while at the same time maintaining risk and return characteristics similar to the Russell 1000® Index. The Index consists of approximately 200 to 300 companies drawn from the universe of companies included in the S&P 500® Index and the Russell 1000 Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 5.57%, while the Index returned 5.85%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.90%	11.87%	12.52%	11.23%	11.20%	11.82%	34.28%	34.19%	36.27%

Total returns for the period since inception are calculated from the inception date of the Fund (1/24/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.00%

Financial	19.13

Technology	15.25

Communications	10.01

Industrial	9.40

Energy	8.35

Consumer Cyclical	8.32

Basic Materials	4.29

Utilities	1.05

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Johnson & Johnson	3.95%

Wells Fargo & Co.	3.62

American Express Co.	2.94

Microsoft Corp.	2.91

International Business Machines Corp.	2.69

General Mills Inc.	2.67

PepsiCo Inc.	2.32

Kimberly-Clark Corp.	2.27

Intel Corp.	2.05

3M Co.	1.95

TOTAL	27.37%

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® KLD 400 SOCIAL INDEX FUND

Performance as of October 31, 2007

The iShares KLD 400 Social Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Domini 400 SocialSM Index (the “Index”). The Index is designed to provide exposure to the common stocks of companies that KLD determines have positive environmental, social and governance characteristics. The Index consists of 400 companies drawn primarily from the universe of companies included in the S&P 500® Index and the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 4.82%, while the Index returned 5.12%.

Cumulative Total Returns

Inception to 10/31/07

NAV	MARKET	INDEX
10.83%	10.81%	11.39%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 11/14/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/17/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.49%

Financial	19.95

Technology	17.85

Communications	14.93

Consumer Cyclical	9.98

Industrial	7.11

Energy	4.28

Basic Materials	1.66

Utilities	0.62

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Microsoft Corp.	4.32%

AT&T Inc.	3.71

Procter & Gamble Co. (The)	3.16

Cisco Systems Inc.	2.93

Johnson & Johnson	2.75

Apple Inc.	2.40

JPMorgan Chase & Co.	2.31

Intel Corp.	2.28

Verizon Communications Inc.	1.94

Hewlett-Packard Co.	1.94

TOTAL	27.74%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of October 31, 2007

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index® (the “Index”). The Index consists of selected real estate investment trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund declined 7.18%, while the Index declined 6.89%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.63)%	(0.55)%	(0.12)%	24.29%	24.24%	25.00%	18.94%	18.92%	19.51%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.63)%	(0.55)%	(0.12)%	196.55%	196.07%	205.22%	222.75%	222.51%	233.64%

Total returns for the period since inception are calculated from the inception date of the Fund (1/29/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
REITs – Apartments	18.56%

REITs – Regional Malls	18.30

REITs – Shopping Centers	12.96

REITs – Diversified	12.00

REITs – Warehouse/Industrial	11.87

REITs – Office Property	11.29

REITs – Health Care	5.25

REITs – Hotels	4.96

REITs – Storage	4.74

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Simon Property Group Inc.	9.07%

ProLogis	8.39

Vornado Realty Trust	7.27

Boston Properties Inc.	5.89

General Growth Properties Inc.	5.71

Equity Residential	5.12

Host Hotels & Resorts Inc.	4.96

AvalonBay Communities Inc.	4.82

Public Storage	4.74

Kimco Realty Corp.	4.35

TOTAL	60.32%

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/07)	Ending Account Value (10/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/07 to 10/31/07)
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$1,193.60	0.48%	$2.65
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	1,049.20	0.48	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	978.20	0.48	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Financial Sector
Actual	1,000.00	923.60	0.48	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/07)	Ending Account Value (10/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/07 to 10/31/07)
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$1,097.60	0.48%	$2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Financial Services
Actual	1,000.00	916.10	0.48	2.31
Hypothetical (5% return before expenses)	1,000.00	1022.70	0.48	2.44
Dow Jones U.S. Real Estate
Actual	1,000.00	915.60	0.48	2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
KLD Select SocialSM
Actual	1,000.00	1,055.70	0.50	2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
KLD 400 Social
Actual	1,000.00	1,048.20	0.50	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
Cohen & Steers Realty Majors
Actual	1,000.00	928.20	0.35	1.70
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.78

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.91%

AGRICULTURE – 8.94%
Monsanto Co.	687,443	$67,115,060

		67,115,060

BIOTECHNOLOGY – 0.06%
Cambrex Corp.	36,644	417,375

		417,375

CHEMICALS – 44.61%
Air Products and Chemicals Inc.	258,081	25,253,226
Airgas Inc.	89,618	4,523,020
Albemarle Corp.	97,709	4,666,582
Ashland Inc.	70,925	4,164,716
Cabot Corp.	77,272	2,705,293
Celanese Corp. Class A	189,209	7,939,210
CF Industries Holdings Inc.	62,813	5,521,263
Chemtura Corp.	305,843	2,850,457
Cytec Industries Inc.	52,921	3,530,360
Dow Chemical Co. (The)	1,225,974	55,217,869
Du Pont (E.I.) de Nemours and Co.	1,168,630	57,858,871
Eastman Chemical Co.	106,610	7,099,160
Ecolab Inc.	223,314	10,533,721
Ferro Corp.	55,395	1,147,784
FMC Corp.	91,601	5,267,057
Fuller (H.B.) Co.	76,621	2,254,956
Georgia Gulf Corp.[a]	42,733	517,069
Grace (W.R.) & Co.[b]	74,230	2,197,208
Hercules Inc.	147,537	2,775,171
Huntsman Corp.	114,256	3,010,646
International Flavors & Fragrances Inc.	104,580	5,460,122
Lubrizol Corp.	87,910	5,967,331
Lyondell Chemical Co.	290,858	13,801,212
Minerals Technologies Inc.	24,155	1,696,164
Mosaic Co. (The)[b]	185,732	12,964,093
Olin Corp.	82,505	1,879,464
OM Group Inc.[b]	38,525	2,041,054
PPG Industries Inc.	209,953	15,691,887
Praxair Inc.	407,241	34,810,961
Rohm & Haas Co.	211,378	10,966,291
RPM International Inc.	153,895	3,297,970
Schulman (A.) Inc.	29,836	704,428

Security	Shares	Value
Sensient Technologies Corp.	58,881	$1,759,953
Sigma-Aldrich Corp.	143,228	7,400,591
Terra Industries Inc.[b]	117,955	4,351,360
Valspar Corp. (The)	119,450	2,989,833

		334,816,353

COAL – 6.38%
Alpha Natural Resources Inc.[b]	82,697	2,269,206
Arch Coal Inc.	181,593	7,445,313
CONSOL Energy Inc.	232,708	13,148,002
Foundation Coal Holdings Inc.	57,347	2,449,864
International Coal Group Inc.[a,b]	154,744	832,523
Massey Energy Co.	96,184	3,047,109
Peabody Energy Corp.	335,857	18,724,028

		47,916,045

FOREST PRODUCTS & PAPER – 6.62%
AbitibiBowater Inc.	70,201	2,405,070
Domtar Corp.[b]	588,187	5,046,644
International Paper Co.	545,333	20,155,508
Neenah Paper Inc.	18,987	645,558
Wausau Paper Corp.	63,904	639,679
Weyerhaeuser Co.	274,055	20,803,515

		49,695,974

HOUSEHOLD PRODUCTS & WARES – 0.92%
Avery Dennison Corp.	119,320	6,908,628

		6,908,628

IRON & STEEL – 10.36%
AK Steel Holding Corp.[b]	139,563	6,996,293
Allegheny Technologies Inc.	122,019	12,466,681
Carpenter Technology Corp.	33,211	4,812,606
Cleveland-Cliffs Inc.	52,161	4,989,200
Nucor Corp.	348,493	21,613,536
Reliance Steel & Aluminum Co.	78,367	4,572,714
Steel Dynamics Inc.	114,958	6,118,065
United States Steel Corp.	150,362	16,224,060

		77,793,155

MANUFACTURING – 0.08%
Tredegar Corp.	35,391	616,511

		616,511

METAL FABRICATE & HARDWARE – 0.92%
Commercial Metals Co.	150,299	4,716,383
Worthington Industries Inc.	87,239	2,180,975

		6,897,358

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
MINING – 21.02%
Alcoa Inc.	1,122,839	$44,453,196
Coeur d’Alene Mines Corp.[a,b]	350,339	1,383,839
Freeport-McMoRan Copper & Gold Inc.	484,155	56,975,360
Kaiser Aluminum Corp.	17,923	1,358,205
Meridian Gold Inc.[b]	127,693	5,230,305
Newmont Mining Corp.	538,809	27,403,826
RTI International Metals Inc.[b]	29,087	2,274,022
Southern Copper Corp.[a]	93,032	12,996,570
Stillwater Mining Co.[b]	57,031	634,755
Titanium Metals Corp.[a,b]	111,108	3,911,002
USEC Inc.[a,b]	133,252	1,172,618

		157,793,698

TOTAL COMMON STOCKS (Cost: $636,018,230)		749,970,157

SHORT-TERM INVESTMENTS – 2.36%

MONEY MARKET FUNDS – 2.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	141,647	141,647
BGI Cash Premier Fund LLC 5.17%[c,d,e]	17,563,809	17,563,809

		17,705,456

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,705,456)		17,705,456

TOTAL INVESTMENTS IN SECURITIES – 102.27% (Cost: $653,723,686)		767,675,613

Other Assets, Less Liabilities – (2.27)%		(17,043,220)

NET ASSETS – 100.00%		$750,632,393

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.82%

AGRICULTURE – 15.38%
Altria Group Inc.	530,356	$38,678,863
Archer-Daniels-Midland Co.	148,535	5,314,582
Bunge Ltd.	30,529	3,516,636
Carolina Group	27,306	2,342,309
Reynolds American Inc.	43,251	2,786,662
Universal Corp.	6,923	337,427
UST Inc.	40,922	2,181,961

		55,158,440

APPAREL – 4.71%
Carter’s Inc.[a]	13,000	287,040
Coach Inc.[a]	93,433	3,415,910
Crocs Inc.[a]	19,076	1,425,931
Hanesbrands Inc.[a]	24,095	747,909
Jones Apparel Group Inc.	27,375	573,232
Kellwood Co.	6,104	101,143
Liz Claiborne Inc.	25,919	737,914
Nike Inc. Class B	90,415	5,990,898
Phillips-Van Heusen Corp.	14,009	669,630
Quiksilver Inc.[a]	31,207	421,294
Timberland Co. Class Aa	12,699	247,757
VF Corp.	22,035	1,919,910
Wolverine World Wide Inc.	13,521	346,678

		16,885,246

AUTO MANUFACTURERS – 2.62%
Ford Motor Co.[a]	509,052	4,515,291
General Motors Corp.	124,228	4,868,495

		9,383,786

AUTO PARTS & EQUIPMENT – 3.56%
American Axle & Manufacturing Holdings Inc.	11,543	316,971
ArvinMeritor Inc.	18,294	271,300
BorgWarner Inc.	14,675	1,551,294
CooperTire & Rubber Co.	15,451	344,248
Goodyear Tire & Rubber Co. (The)[a]	53,238	1,605,126
Johnson Controls Inc.	148,693	6,500,858
Lear Corp.[a]	16,246	577,220
Modine Manufacturing Co.	7,561	175,869
Superior Industries International Inc.[b]	5,365	108,427
TRW Automotive Holdings Corp.[a]	13,325	395,619

Security	Shares	Value
Visteon Corp.[a]	32,293	$205,061
WABCO Holdings Inc.	14,342	728,860

		12,780,853

BEVERAGES – 23.00%
Anheuser-Busch Companies Inc.	189,427	9,713,817
Brown-Forman Corp. Class B	11,585	857,058
Coca-Cola Co. (The)	538,013	33,227,683
Coca-Cola Enterprises Inc.	70,992	1,832,304
Constellation Brands Inc. Class Aa	48,536	1,219,224
Hansen Natural Corp.[a]	18,130	1,232,840
Molson Coors Brewing Co. Class B	38,522	2,204,614
Pepsi Bottling Group Inc.	35,522	1,530,288
PepsiAmericas Inc.	16,230	579,736
PepsiCo Inc.	408,338	30,102,677

		82,500,241

BIOTECHNOLOGY – 0.07%
Martek Biosciences Corp.[a]	8,107	247,669

		247,669

CHEMICALS – 0.02%
Zep Inc.	5,496	87,936

		87,936

COMMERCIAL SERVICES – 0.13%
Weight Watchers International Inc.	9,069	464,696

		464,696

COSMETICS & PERSONAL CARE – 19.80%
Alberto-Culver Co.	21,454	557,589
Avon Products Inc.	109,438	4,484,769
Colgate-Palmolive Co.	130,932	9,986,184
Estee Lauder Companies Inc. (The) Class A	26,334	1,156,063
Procter & Gamble Co. (The)	788,687	54,829,519

		71,014,124

DISTRIBUTION & WHOLESALE – 0.67%
Genuine Parts Co.	43,074	2,113,641
Pool Corp.	12,502	294,797

		2,408,438

ELECTRICAL COMPONENTS & EQUIPMENT – 0.42%
Energizer Holdings Inc.[a]	14,412	1,503,172

		1,503,172

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
ELECTRONICS – 1.18%
Garmin Ltd.	32,312	$3,470,309
Gentex Corp.	36,079	749,722

		4,220,031

FOOD – 13.13%
Campbell Soup Co.	60,995	2,255,595
Chiquita Brands International Inc.[a,b]	10,584	198,450
ConAgra Foods Inc.	123,914	2,940,479
Corn Products International Inc.	18,776	798,731
Dean Foods Co.	32,634	906,246
Del Monte Foods Co.	49,873	515,687
Flowers Foods Inc.	21,279	466,861
General Mills Inc.	82,392	4,756,490
Hain Celestial Group Inc.[a]	9,969	349,513
Heinz (H.J.) Co.	77,732	3,636,303
Hershey Co. (The)	39,271	1,692,973
Hormel Foods Corp.	18,668	681,009
Kellogg Co.	63,140	3,333,161
Kraft Foods Inc.	398,437	13,311,780
McCormick & Co. Inc. NVS	27,595	966,653
Pilgrim’s Pride Corp.	10,330	306,801
Ralcorp Holdings Inc.[a]	6,649	374,339
Sara Lee Corp.	182,992	3,026,688
Smithfield Foods Inc.[a]	31,549	904,510
Smucker (J.M.) Co. (The)	14,387	768,697
Tootsie Roll Industries Inc.	5,946	153,228
TreeHouse Foods Inc.[a]	7,890	220,131
Tyson Foods Inc. Class A	72,405	1,143,999
Wrigley (Wm.) Jr. Co.	55,123	3,399,435

		47,107,759

HAND & MACHINE TOOLS – 0.96%
Black & Decker Corp. (The)	16,900	1,519,479
Snap-On Inc.	14,613	729,335
Stanley Works (The)	20,966	1,206,593

		3,455,407

HEALTH CARE - PRODUCTS – 0.05%
Oakley Inc.[a]	6,606	193,226

		193,226

HOME BUILDERS – 2.05%
Beazer Homes USA Inc.[b]	9,878	110,930
Centex Corp.	30,152	755,609

Security	Shares	Value
Champion Enterprises Inc.[a,b]	19,175	$227,416
Fleetwood Enterprises Inc.[a]	16,015	144,135
Horton (D.R.) Inc.	69,279	879,151
Hovnanian Enterprises Inc. Class Aa,b	11,086	126,048
KB Home	19,505	539,118
Lennar Corp. Class A	32,711	747,446
Lennar Corp. Class B	2,595	55,274
M.D.C. Holdings Inc.	8,977	363,658
Meritage Homes Corp.[a,b]	6,044	97,248
Monaco Coach Corp.	6,786	78,718
NVR Inc.[a]	1,258	598,494
Pulte Homes Inc.	53,488	793,762
Ryland Group Inc.	10,643	302,580
Standard-Pacific Corp.[b]	16,230	77,904
Thor Industries Inc.	9,501	456,048
Toll Brothers Inc.[a]	34,120	781,689
WCI Communities Inc.[a,b]	8,119	44,330
Winnebago Industries Inc.[b]	7,446	191,958

		7,371,516

HOME FURNISHINGS – 1.15%
Ethan Allen Interiors Inc.	7,540	232,684
Furniture Brands International Inc.	12,012	144,745
Harman International Industries Inc.	16,518	1,390,816
La-Z-Boy Inc.[b]	12,840	101,308
Tempur-Pedic International Inc.	18,975	683,100
Whirlpool Corp.	19,952	1,579,799

		4,132,452

HOUSEHOLD PRODUCTS & WARES – 3.71%
ACCO Brands Corp.[a]	13,508	289,612
Blyth Inc.	7,193	137,314
Church & Dwight Co. Inc.	16,545	782,744
Clorox Co. (The)	34,979	2,188,636
Fossil Inc.[a]	12,010	451,096
Jarden Corp.[a]	17,639	626,537
Kimberly-Clark Corp.	107,542	7,623,652
Scotts Miracle-Gro Co. (The) Class A	10,806	495,887
Tupperware Brands Corp.	15,246	550,381
WD-40 Co.	4,105	162,558

		13,308,417

HOUSEWARES – 0.57%
Newell Rubbermaid Inc.	70,561	2,057,559

		2,057,559

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
INTERNET – 0.07%
NutriSystem Inc.[a,b]	8,184	$246,338

		246,338

LEISURE TIME – 1.27%
Brunswick Corp.	22,804	508,757
Callaway Golf Co.	17,048	295,271
Harley-Davidson Inc.	63,433	3,266,800
Nautilus Inc.[b]	7,536	48,456
Polaris Industries Inc.[b]	8,923	438,833

		4,558,117

MACHINERY – 0.08%
Briggs & Stratton Corp.	12,414	279,439

		279,439

MANUFACTURING – 0.89%
Eastman Kodak Co.	72,485	2,077,420
Lancaster Colony Corp.	6,322	253,955
Leggett & Platt Inc.	43,792	850,879

		3,182,254

OFFICE FURNISHINGS – 0.39%
Herman Miller Inc.	15,661	426,292
HNI Corp.	9,680	419,725
Interface Inc. Class A	13,656	261,239
Steelcase Inc. Class A	16,226	289,959

		1,397,215

PHARMACEUTICALS – 0.31%
Herbalife Ltd.	12,911	569,246
NBTY Inc.[a]	15,223	541,939

		1,111,185

RETAIL – 0.24%
Nu Skin Enterprises Inc. Class A	13,159	227,256
Select Comfort Corp.[a,b]	11,845	135,388
Under Armour Inc. Class Aa,b	8,044	500,739

		863,383

SOFTWARE – 2.03%
Activision Inc.[a]	72,332	1,710,652
Electronic Arts Inc.[a]	78,412	4,792,541
Take-Two Interactive Software Inc.[a,b]	18,199	341,777
THQ Inc.[a]	16,883	457,360

		7,302,330

Security	Shares	Value
TEXTILES – 0.33%
Mohawk Industries Inc.[a]	13,829	$1,180,167

		1,180,167

TOYS, GAMES & HOBBIES – 1.03%
Hasbro Inc.	35,922	1,072,272
JAKKS Pacific Inc.[a]	6,957	184,361
Marvel Entertainment Inc.[a]	13,747	340,101
Mattel Inc.	99,797	2,084,759

		3,681,493

TOTAL COMMON STOCKS (Cost: $322,447,797)		358,082,889

SHORT-TERM INVESTMENTS – 0.71%

MONEY MARKET FUNDS – 0.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	409,677	409,677
BGI Cash Premier Fund LLC 5.17%[c,d,e]	2,124,255	2,124,255

		2,533,932

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,533,932)		2,533,932

TOTAL INVESTMENTS IN SECURITIES – 100.53% (Cost: $324,981,729)		360,616,821

Other Assets, Less Liabilities – (0.53)%		(1,902,809)

NET ASSETS – 100.00%		$358,714,012

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 100.11%

ADVERTISING – 1.78%
Donnelley (R.H.) Corp.[a]	10,138	$556,069
Getty Images Inc.[a]	7,283	205,745
Harte-Hanks Inc.	7,037	124,062
Interpublic Group of Companies Inc. (The)[a,b]	67,376	697,342
Lamar Advertising Co.	10,186	544,544
Omnicom Group Inc.	47,761	2,434,856
ValueVision Media Inc. Class Aa	4,092	21,156

		4,583,774

AIRLINES – 2.10%
AirTran Holdings Inc.[a]	12,737	132,592
Alaska Air Group Inc.[a]	6,069	154,153
AMR Corp.[a]	33,273	798,552
Continental Airlines Inc. Class Ba	13,796	473,893
Delta Air Lines Inc.[a]	34,504	717,683
JetBlue Airways Corp.[a,b]	24,322	222,060
SkyWest Inc.	9,165	250,113
Southwest Airlines Co.	107,354	1,525,500
UAL Corp.[a,b]	16,609	795,571
US Airways Group Inc.[a]	12,304	340,329

		5,410,446

APPAREL – 0.45%
Guess? Inc.	7,846	403,206
Gymboree Corp.[a]	4,563	155,279
Polo Ralph Lauren Corp.	8,655	595,464

		1,153,949

COMMERCIAL SERVICES – 4.10%
Apollo Group Inc. Class Aa	20,356	1,613,417
Arbitron Inc.	4,276	216,451
Avis Budget Group Inc.[a]	14,543	303,512
Block (H & R) Inc.	42,901	935,242
Career Education Corp.[a,b]	13,074	467,265
Chemed Corp.	3,483	199,646
Corinthian Colleges Inc.[a]	12,723	208,530
DeVry Inc.	8,890	486,194
Hertz Global Holdings Inc.[a]	19,298	418,381
ITT Educational Services Inc.[a]	5,880	747,877
Live Nation Inc.[a]	8,482	173,372
McKesson Corp.	42,515	2,810,241

Security	Shares	Value
Pre-Paid Legal Services Inc.[a]	1,489	$88,744
Rent-A-Center Inc.[a]	10,331	165,296
Service Corp. International	41,442	599,666
Sotheby’s Holdings Inc. Class A	9,572	518,515
Stewart Enterprises Inc. Class A	14,195	128,749
Strayer Education Inc.	2,092	390,074
Valassis Communications Inc.[a]	7,314	72,043

		10,543,215

COMPUTERS – 0.18%
FactSet Research Systems Inc.	6,429	453,373

		453,373

ENTERTAINMENT – 1.85%
Bally Technologies Inc.[a]	6,966	280,939
DreamWorks Animation SKG Inc. Class Aa	10,215	332,600
International Game Technology Inc.	46,748	2,038,680
International Speedway Corp. Class A	4,529	201,223
Penn National Gaming Inc.[a]	10,709	661,281
Pinnacle Entertainment Inc.[a]	8,654	252,697
Regal Entertainment Group Class A	11,438	258,156
Scientific Games Corp. Class Aa	10,008	361,789
Six Flags Inc.[a]	10,685	34,619
Vail Resorts Inc.[a]	4,490	272,498
Warner Music Group Corp.	6,897	70,211

		4,764,693

FOOD – 4.04%
Kroger Co. (The)	94,636	2,781,352
Performance Food Group Co.[a]	4,713	127,204
Safeway Inc.	63,360	2,154,240
SUPERVALU Inc.	30,586	1,185,207
Sysco Corp.	87,601	3,003,838
United Natural Foods Inc.[a]	5,695	164,813
Whole Foods Market Inc.	19,973	989,462

		10,406,116

HOUSEHOLD PRODUCTS & WARES – 0.07%
American Greetings Corp. Class A	7,174	188,963

		188,963

INTERNET – 5.80%
Amazon.com Inc.[a]	42,852	3,820,256
CNET Networks Inc.[a]	20,115	162,529
eBay Inc.[a]	168,309	6,075,955

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
Expedia Inc.[a]	32,366	$1,057,074
IAC/InterActiveCorp[a]	28,744	846,798
Liberty Media Corp. – Liberty Interactive Group Series Aa	90,194	1,914,819
NetFlix Inc.[a,b]	7,735	204,745
Priceline.com Inc.[a]	4,903	456,469
ValueClick Inc.[a]	14,535	395,207

		14,933,852

LEISURE TIME – 1.67%
Carnival Corp.	60,614	2,908,260
Life Time Fitness Inc.[a]	4,934	299,198
Royal Caribbean Cruises Ltd.	20,226	867,291
WMS Industries Inc.[a]	6,243	216,445

		4,291,194

LODGING – 5.30%
Boyd Gaming Corp.	8,365	349,824
Choice Hotels International Inc.	5,154	199,666
Gaylord Entertainment Co.[a]	5,930	323,066
Harrah’s Entertainment Inc.	26,690	2,355,393
Las Vegas Sands Corp.[a,b]	15,042	2,001,789
Marriott International Inc. Class A	47,149	1,938,295
MGM MIRAGE[a]	17,250	1,580,273
Orient-Express Hotels Ltd.	6,045	391,716
Starwood Hotels & Resorts Worldwide Inc.	30,132	1,713,306
Station Casinos Inc.	6,100	547,780
Wyndham Worldwide Corp.	25,618	841,039
Wynn Resorts Ltd.	8,736	1,410,252

		13,652,399

MANUFACTURING – 0.08%
Matthews International Corp. Class A	4,638	211,354

		211,354

MEDIA – 25.24%
Belo Corp.	12,701	234,969
Cablevision Systems Corp.[a]	33,009	968,154
CBS Corp. Class A	2,139	61,475
CBS Corp. Class B	83,920	2,408,504
Charter Communications Inc. Class Aa,b	52,561	108,801
Clear Channel Communications Inc.	66,629	2,516,577
Comcast Corp. Class Aa	274,942	5,787,529

Security	Shares	Value
Comcast Corp. Class A Special[a]	149,047	$3,110,611
CTC Media Inc.[a]	5,400	135,486
DIRECTV Group Inc. (The)[a]	103,145	2,731,280
Discovery Holding Co. Class Aa	38,505	1,097,778
Dow Jones & Co. Inc.	8,968	536,376
EchoStar Communications Corp.[a]	29,598	1,449,118
Entercom Communications Corp.	4,363	80,934
Gannett Co. Inc.	33,666	1,427,775
Gemstar-TV Guide International Inc.[a]	35,689	245,897
Idearc Inc.	20,695	558,351
Lee Enterprises Inc.	6,048	97,070
Liberty Global Inc. Class Aa	26,520	1,040,910
Liberty Global Inc. Class Ca	27,604	1,012,515
Liberty Media Corp. – Liberty Capital Group Series Aa	17,682	2,209,896
McClatchy Co. (The) Class Ab	8,400	139,356
McGraw-Hill Companies Inc. (The)	48,683	2,436,097
Media General Inc. Class A	2,917	81,618
Meredith Corp.	5,469	340,445
New York Times Co. (The) Class Ab	20,774	406,339
News Corp. Class A	267,014	5,786,193
News Corp. Class B	62,486	1,432,804
Radio One Inc. Class Da	12,138	42,362
Scholastic Corp.[a]	4,952	196,000
Scripps (E.W.) Co. Class A	11,624	523,196
Sinclair Broadcast Group Inc. Class A	7,382	88,879
Sirius Satellite Radio Inc.[a,b]	190,501	640,083
Time Warner Cable Inc. Class Aa	22,466	642,303
Time Warner Inc.	535,505	9,778,321
Tribune Co.	11,414	345,388
Viacom Inc. Class Aa	1,717	71,015
Viacom Inc. Class Ba	84,992	3,509,320
Walt Disney Co. (The)	261,202	9,045,425
Washington Post Co. (The) Class B	878	745,422
Westwood One Inc.	9,359	20,028
Wiley (John) & Sons Inc. Class A	6,719	295,502
XM Satellite Radio Holdings Inc. Class Aa	44,124	585,967

		64,972,069

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
PHARMACEUTICALS – 2.27%
AmerisourceBergen Corp.	25,954	$1,222,693
Cardinal Health Inc.	52,350	3,561,371
Omnicare Inc.	17,464	515,188
VCA Antech Inc.[a]	11,990	552,140

		5,851,392

RETAIL – 44.37%
Abercrombie & Fitch Co. Class A	12,521	991,663
Advance Auto Parts Inc.	14,621	498,869
Aeropostale Inc.[a]	11,207	256,640
American Eagle Outfitters Inc.	27,198	646,768
AnnTaylor Stores Corp.[a]	9,419	291,895
Applebee’s International Inc.	10,810	273,925
AutoNation Inc.[a]	21,234	375,629
AutoZone Inc.[a]	6,491	807,545
Barnes & Noble Inc.	7,583	293,007
Bed Bath & Beyond Inc.[a]	39,351	1,335,573
Best Buy Co. Inc.	55,458	2,690,822
Big Lots Inc.[a]	15,355	368,213
BJ’s Wholesale Club Inc.[a]	9,366	336,052
Blockbuster Inc. Class Aa,b	16,787	88,300
Bob Evans Farms Inc.	5,022	141,520
Borders Group Inc.	8,508	131,193
Brinker International Inc.	15,150	384,659
Brown Shoe Co. Inc.	6,263	127,765
CarMax Inc.[a]	30,892	644,716
Casey’s General Store Inc.	7,239	206,312
Cato Corp. Class A	4,525	90,862
CBRL Group Inc.	3,566	142,283
CEC Entertainment Inc.[a]	4,570	136,186
Charming Shoppes Inc.[a]	19,067	141,477
Cheesecake Factory Inc. (The)[a]	9,937	222,887
Chico’s FAS Inc.[a]	25,458	334,518
Children’s Place Retail Stores Inc. (The)[a]	3,251	83,226
Christopher & Banks Corp.	5,140	70,521
Circuit City Stores Inc.	24,029	190,550
Coldwater Creek Inc.[a,b]	8,669	77,588
Collective Brands Inc.[a]	9,474	175,174
Copart Inc.[a]	9,977	382,917
Costco Wholesale Corp.	62,890	4,229,981
CVS Caremark Corp.	212,652	8,882,474

Security	Shares	Value
Darden Restaurants Inc.	18,425	$792,275
Dick’s Sporting Goods Inc.[a]	12,196	406,981
Dillard’s Inc. Class A	9,589	220,835
Dollar Tree Stores Inc.[a]	14,021	537,004
Dress Barn Inc.[a]	6,329	103,732
Family Dollar Stores Inc.	19,704	499,496
Foot Locker Inc.	22,764	338,956
Fred’s Inc.	5,222	55,353
GameStop Corp. Class Aa	21,150	1,252,503
Gap Inc. (The)	84,902	1,604,648
Genesco Inc.[a]	3,264	150,797
Group 1 Automotive Inc.	3,466	107,619
Home Depot Inc.	241,236	7,601,346
Hot Topic Inc.[a]	6,581	50,410
IHOP Corp.	2,498	158,198
J. Crew Group Inc.[a]	6,157	230,272
Jack in the Box Inc.[a]	8,983	281,797
Kohl’s Corp.[a]	41,145	2,261,741
Krispy Kreme Doughnuts Inc.[a,b]	8,080	25,856
Limited Brands Inc.	44,241	973,744
Longs Drug Stores Corp.	4,746	249,212
Lowe’s Companies Inc.	213,249	5,734,266
Macy’s Inc.	62,569	2,004,085
McDonald’s Corp.	172,811	10,316,817
Men’s Wearhouse Inc. (The)	6,969	294,510
99 Cents Only Stores[a]	7,402	79,572
Nordstrom Inc.	30,783	1,214,082
Office Depot Inc.[a]	39,069	732,934
OfficeMax Inc.	10,604	335,617
O’Reilly Automotive Inc.[a]	16,398	541,462
P.F. Chang’s China Bistro Inc.[a,b]	3,789	110,298
Pacific Sunwear of California Inc.[a]	10,041	167,886
Panera Bread Co. Class Aa,b	4,444	182,160
Pantry Inc. (The)[a]	3,458	96,893
Papa John’s International Inc.[a]	3,256	75,865
Penney (J.C.) Co. Inc.	27,981	1,573,651
Pep Boys – Manny, Moe & Jack (The)	5,643	83,009
PetSmart Inc.	19,358	579,772
Pier 1 Imports Inc.[a]	11,849	60,311
RadioShack Corp.	19,675	405,699
Regis Corp.	6,657	223,675
Rite Aid Corp.[a,b]	78,481	306,861

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
Ross Stores Inc.	20,106	$543,264
Ruby Tuesday Inc.	7,981	127,457
Saks Inc.	17,884	378,425
Sally Beauty Co. Inc.[a]	12,304	113,812
Sears Holdings Corp.[a,b]	11,133	1,500,617
Sonic Corp.[a]	9,317	230,875
Staples Inc.	102,724	2,397,578
Starbucks Corp.[a]	106,392	2,838,539
Stein Mart Inc.	3,899	25,616
Talbots Inc. (The)[b]	3,028	44,542
Target Corp.	111,605	6,848,083
Tiffany & Co.	19,447	1,053,638
TJX Companies Inc. (The)	63,875	1,847,904
Tractor Supply Co.[a]	4,811	199,368
Triarc Companies Inc. Class B	6,803	76,194
Tuesday Morning Corp.	4,605	35,090
Tween Brands Inc.[a]	4,377	134,374
Urban Outfitters Inc.[a]	17,005	429,716
Walgreen Co.	145,344	5,762,890
Wal-Mart Stores Inc.	365,517	16,525,024
Wendy’s International Inc.	12,433	432,171
Williams-Sonoma Inc.	12,919	406,173
Yum! Brands Inc.	75,233	3,029,633
Zale Corp.[a,b]	6,866	144,735

		114,199,628
SOFTWARE – 0.81%
Avid Technology Inc.[a]	5,898	173,342
Dun & Bradstreet Corp. (The)	8,468	820,126
NAVTEQ Corp.[a]	14,031	1,083,193

		2,076,661

TOTAL COMMON STOCKS (Cost: $289,425,518)		257,693,078

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.95%

MONEY MARKET FUNDS – 1.95%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	70,761	$70,761
BGI Cash Premier Fund LLC 5.17%[c,d,e]	4,939,965	4,939,965

		5,010,726

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,010,726)		5,010,726

TOTAL INVESTMENTS IN SECURITIES – 102.06% (Cost: $294,436,244)		262,703,804

Other Assets, Less Liabilities – (2.06)%		(5,297,021)

NET ASSETS – 100.00%		$257,406,783

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.87%

BANKS – 28.14%
Alabama National BanCorporation	3,097	$244,106
AMCORE Financial Inc.	3,762	89,197
Associated Banc-Corp	19,241	555,295
BancorpSouth Inc.	12,325	299,004
Bank of America Corp.	723,531	34,932,077
Bank of Hawaii Corp.	7,949	422,569
Bank of New York Mellon Corp. (The)	185,264	9,050,146
BB&T Corp.	88,421	3,268,924
BOK Financial Corp.	3,662	199,725
Cathay General Bancorp	7,182	222,427
Chittenden Corp.	7,462	265,796
Citizens Republic Bancorp Inc.	13,018	198,134
City National Corp.	6,423	434,195
Colonial BancGroup Inc. (The)	24,629	472,384
Comerica Inc.	24,541	1,145,574
Commerce Bancorp Inc.	30,817	1,255,793
Commerce Bancshares Inc.	10,573	498,728
Cullen/Frost Bankers Inc.	9,570	508,933
Discover Financial Services LLC	69,841	1,347,931
East West Bancorp Inc.	9,251	312,129
F.N.B. Corp. (Pennsylvania)	9,979	165,851
Fifth Third Bancorp	78,729	2,462,643
First BanCorp (Puerto Rico)	12,549	110,306
First Community Bancorp	4,475	217,932
First Horizon National Corp.	20,275	528,772
First Midwest Bancorp Inc.	7,967	268,329
FirstMerit Corp.	12,747	270,236
Fremont General Corp.[a]	12,338	34,176
Frontier Financial Corp.	7,479	165,959
Fulton Financial Corp.	28,741	376,795
Hancock Holding Co.	4,323	164,404
Huntington Bancshares Inc.	59,121	1,058,857
International Bancshares Corp.	8,972	196,128
KeyCorp	58,876	1,675,022
M&T Bank Corp.	12,431	1,236,636
Marshall & Ilsley Corp.	38,194	1,630,884
National City Corp.	90,944	2,205,392
Northern Trust Corp.	31,393	2,361,068
Old National Bancorp	10,630	177,627
Pacific Capital Bancorp	7,701	159,642

Security	Shares	Value
Park National Corp.[a]	1,887	$149,564
PNC Financial Services Group Inc. (The)	54,654	3,943,833
Popular Inc.	41,577	438,637
Prosperity Bancshares Inc.	6,948	224,559
Provident Bankshares Corp.	5,471	134,970
Regions Financial Corp.	113,300	3,072,696
South Financial Group Inc. (The)	12,390	255,977
State Street Corp.	64,058	5,109,907
Sterling Bancshares Inc.	12,148	148,206
Sterling Financial Corp. (Washington)	8,156	183,510
SunTrust Banks Inc.	56,024	4,067,342
Susquehanna Bancshares Inc.	9,013	181,792
SVB Financial Group[a,b]	5,611	290,594
Synovus Financial Corp.	44,703	1,178,371
TCF Financial Corp.	18,953	431,560
TrustCo Bank Corp. NYa	11,902	125,447
Trustmark Corp.	8,460	228,335
U.S. Bancorp	277,817	9,212,412
UCBH Holdings Inc.	17,195	293,519
Umpqua Holdings Corp.	10,109	171,145
UnionBanCal Corp.	8,548	461,677
United Bancshares Inc.	7,204	218,281
United Community Banks Inc.	7,790	172,471
Valley National Bancorp	19,320	395,674
W Holding Co. Inc.	20,544	43,142
Wachovia Corp.	319,165	14,595,415
Webster Financial Corp.	8,960	324,710
Wells Fargo & Co.	513,993	17,480,902
Westamerica Bancorporation	4,985	239,679
Whitney Holding Corp.	10,491	269,199
Wilmington Trust Corp.	10,892	396,142
Wintrust Financial Corp.	3,876	142,404
Zions Bancorporation	17,262	1,020,357

		136,792,155

COMMERCIAL SERVICES – 0.51%
Equifax Inc.	22,722	874,797
Moody’s Corp.	36,341	1,588,829

		2,463,626

DIVERSIFIED FINANCIAL SERVICES – 35.44%
Affiliated Managers Group Inc.[a,b]	4,806	632,229
American Express Co.	170,624	10,399,533

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
AmeriCredit Corp.[b]	19,322	$272,633
Ameriprise Financial Inc.	38,173	2,404,136
Bear Stearns Companies Inc. (The)	17,292	1,964,371
BlackRock Inc.	3,129	647,547
Capital One Financial Corp.	66,720	4,376,165
CIT Group Inc.	30,844	1,086,943
Citigroup Inc.	799,627	33,504,371
CME Group Inc.	8,811	5,870,329
CompuCredit Corp.[b]	5,638	112,365
Countrywide Financial Corp.	92,244	1,431,627
E*TRADE Financial Corp.[b]	68,541	763,547
Eaton Vance Corp.	20,151	1,008,155
Federal Home Loan Mortgage Corp.	106,577	5,566,517
Federal National Mortgage Association	155,767	8,884,950
Federated Investors Inc. Class B	15,845	681,335
First Marblehead Corp. (The)[a]	9,732	377,894
Franklin Resources Inc.	26,669	3,458,436
Friedman, Billings, Ramsey Group Inc. Class A	24,125	103,737
Goldman Sachs Group Inc. (The)	59,459	14,741,075
IndyMac Bancorp Inc.[a]	11,664	156,531
IntercontinentalExchange Inc.[b]	11,077	1,973,921
International Securities Exchange Holdings Inc.	6,004	402,568
Investment Technology Group Inc.[b]	7,480	313,412
Janus Capital Group Inc.	28,263	975,356
Jefferies Group Inc.	17,266	461,520
JPMorgan Chase & Co.	544,274	25,580,878
Knight Capital Group Inc. Class Ab	15,773	211,516
LaBranche & Co. Inc.[b]	11,791	64,615
Lazard Ltd. Class A	8,230	413,146
Legg Mason Inc.	20,936	1,736,432
Lehman Brothers Holdings Inc.	85,853	5,437,929
Merrill Lynch & Co. Inc.	130,297	8,602,208
Morgan Stanley	155,309	10,446,083
Nasdaq Stock Market Inc. (The)[b]	16,035	748,834
National Financial Partners Corp.	5,862	320,476
Nuveen Investments Inc. Class A	12,653	819,914
NYMEX Holdings Inc.	5,724	735,648
NYSE Euronext Inc.	30,750	2,886,502
Piper Jaffray Companies[b]	3,276	168,386

Security	Shares	Value
Raymond James Financial Inc.	15,308	$570,223
Rowe (T.) Price Group Inc.	42,597	2,736,431
Schwab (Charles) Corp. (The)	165,177	3,838,713
SLM Corp.	66,376	3,130,292
SWS Group Inc.	4,465	84,790
TD Ameritrade Holding Corp.[b]	39,209	750,460
Waddell & Reed Financial Inc. Class A	13,388	444,749

		172,299,428

FOREST PRODUCTS & PAPER – 0.45%
Plum Creek Timber Co. Inc.	28,324	1,265,233
Potlatch Corp.	6,623	315,652
Rayonier Inc.	12,373	597,492

		2,178,377

INSURANCE – 22.23%
ACE Ltd.	52,137	3,160,024
Aflac Inc.	78,801	4,947,127
Alleghany Corp.[b]	839	329,744
Allied World Assurance Holdings Ltd.	5,532	265,038
Allstate Corp. (The)	93,864	4,918,474
Ambac Financial Group Inc.	16,352	602,244
American Financial Group Inc.	11,267	336,883
American International Group Inc.	362,341	22,870,964
American National Insurance Co.	2,539	328,293
Aon Corp.	41,520	1,881,686
Arch Capital Group Ltd.[b]	7,664	573,037
Aspen Insurance Holdings Ltd.	12,137	332,068
Assurant Inc.	15,977	933,696
Assured Guaranty Ltd.	7,804	180,038
Axis Capital Holdings Ltd.	22,519	894,905
Berkley (W.R.) Corp.	26,331	792,300
Brown & Brown Inc.	18,083	455,511
Chubb Corp.	63,326	3,378,442
Cincinnati Financial Corp.	26,102	1,038,338
Commerce Group Inc.	9,055	330,417
Conseco Inc.[b]	30,616	483,427
Delphi Financial Group Inc. Class A	6,985	270,669
Endurance Specialty Holdings Ltd.	9,446	370,378
Erie Indemnity Co. Class A	7,657	435,683
Everest Re Group Ltd.	10,187	1,085,323
Fidelity National Financial Inc.	35,090	540,035
First American Corp.	13,655	411,016
Gallagher (Arthur J.) & Co.	15,839	421,476

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
Genworth Financial Inc. Class A	70,008	$1,911,218
Hanover Insurance Group Inc. (The)	8,467	390,075
Hartford Financial Services Group Inc. (The)	50,754	4,924,661
HCC Insurance Holdings Inc.	17,916	535,509
Hilb Rogal & Hobbs Co.	5,854	257,986
Horace Mann Educators Corp.	6,917	143,113
IPC Holdings Ltd.	9,492	283,906
Lincoln National Corp.	43,493	2,712,658
Loews Corp.	73,217	3,594,223
Markel Corp.[b]	1,589	863,177
Marsh & McLennan Companies Inc.	86,597	2,241,996
MBIA Inc.	20,178	868,461
Mercury General Corp.	4,249	218,016
MetLife Inc.	72,647	5,001,746
MGIC Investment Corp.	13,311	257,701
Montpelier Re Holdings Ltd.	15,593	279,115
Nationwide Financial Services Inc. Class A	8,234	441,754
Old Republic International Corp.	37,321	572,131
PartnerRe Ltd.	9,051	753,496
Philadelphia Consolidated Holding Corp.[b]	9,555	389,844
Phoenix Companies Inc. (The)	18,372	253,166
Platinum Underwriters Holdings Ltd.	9,570	344,520
PMI Group Inc. (The)	14,145	226,744
Principal Financial Group Inc.	43,362	2,934,307
ProAssurance Corp.[b]	4,922	271,399
Progressive Corp. (The)	108,372	2,004,882
Protective Life Corp.	11,134	477,315
Prudential Financial Inc.	73,909	7,148,478
Radian Group Inc.	12,753	160,560
Reinsurance Group of America Inc.	4,622	264,055
RenaissanceRe Holdings Ltd.	10,679	623,013
RLI Corp.	3,616	210,343
Safeco Corp.	16,458	952,918
Selective Insurance Group Inc.	8,972	218,109
StanCorp Financial Group Inc.	8,611	474,724
Torchmark Corp.	14,908	971,405
Transatlantic Holdings Inc.	4,213	313,995
Travelers Companies Inc. (The)	105,794	5,523,505
Unitrin Inc.	7,473	346,075

Security	Shares	Value
Unum Group	58,098	$1,356,007
White Mountains Insurance Group Ltd.	1,266	680,614
Willis Group Holdings Ltd.	17,768	752,119
XL Capital Ltd. Class A	29,207	2,101,444
Zenith National Insurance Corp.	5,949	239,031

		108,056,750

REAL ESTATE – 0.66%
Brookfield Properties Corp.	32,824	819,615
CB Richard Ellis Group Inc. Class Ab	32,473	791,692
Forest City Enterprises Inc. Class A	10,385	591,114
Jones Lang LaSalle Inc.	6,046	576,365
St. Joe Co. (The)[a]	12,224	413,905

		3,192,691

REAL ESTATE INVESTMENT TRUSTS – 10.02%
Alexandria Real Estate Equities Inc.	4,703	485,067
AMB Property Corp.	15,800	1,032,530
American Financial Realty Trust	20,530	138,372
Annaly Capital Management Inc.	61,710	1,054,624
Apartment Investment and Management Co. Class A	15,493	723,988
AvalonBay Communities Inc.	12,658	1,552,504
BioMed Realty Trust Inc.	11,137	266,063
Boston Properties Inc.	19,223	2,082,620
Brandywine Realty Trust	13,928	360,317
BRE Properties Inc. Class A	8,164	447,387
Camden Property Trust	9,032	563,145
CapitalSource Inc.	22,618	412,100
CBL & Associates Properties Inc.	10,613	351,396
Colonial Properties Trust	7,375	231,059
Corporate Office Properties Trust	7,483	309,272
Cousins Properties Inc.	6,639	191,137
DCT Industrial Trust Inc.	26,892	288,551
Developers Diversified Realty Corp.	19,951	1,005,530
DiamondRock Hospitality Co.	15,269	292,554
Digital Realty Trust Inc.	8,943	393,403
Douglas Emmett Inc.	16,470	433,326
Duke Realty Corp.	21,869	703,088
Entertainment Properties Trust	4,238	232,539
Equity Lifestyle Properties Inc.	3,574	179,558
Equity Residential	44,369	1,853,737
Essex Property Trust Inc.	4,144	511,494

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
Federal Realty Investment Trust	8,989	$793,010
FelCor Lodging Trust Inc.	10,534	220,582
First Industrial Realty Trust Inc.	7,249	295,397
Franklin Street Properties Corp.	9,924	161,265
General Growth Properties Inc.	37,258	2,025,345
HCP Inc.	32,814	1,116,989
Health Care REIT Inc.	13,133	581,661
Healthcare Realty Trust Inc.	8,243	217,945
Highwoods Properties Inc.	9,341	335,902
Home Properties Inc.	5,640	290,009
Hospitality Properties Trust	14,549	576,140
Host Hotels & Resorts Inc.	83,182	1,843,313
HRPT Properties Trust	33,477	314,349
iStar Financial Inc.	20,470	624,540
Kilroy Realty Corp.	5,174	336,517
Kimco Realty Corp.	35,022	1,454,113
LaSalle Hotel Properties	6,626	273,786
Lexington Realty Trust	10,851	214,741
Liberty Property Trust	14,598	549,177
Macerich Co. (The)	11,413	978,208
Mack-Cali Realty Corp.	10,543	417,397
Maguire Properties Inc.	6,283	171,212
Mid-America Apartment Communities Inc.	4,048	210,496
National Retail Properties Inc.[a]	10,476	265,567
Nationwide Health Properties Inc.	14,220	443,948
Newcastle Investment Corp.	8,410	124,889
Pennsylvania Real Estate Investment Trust	6,021	229,701
Post Properties Inc.	6,921	283,761
ProLogis	41,251	2,959,347
Public Storage	20,522	1,661,666
RAIT Financial Trust[a]	10,660	97,006
Realty Income Corp.	16,122	476,244
Redwood Trust Inc.[a]	4,444	117,099
Regency Centers Corp.	11,041	789,211
Senior Housing Properties Trust	13,347	299,240
Simon Property Group Inc.	35,913	3,738,902
SL Green Realty Corp.	9,442	1,139,272

Security	Shares	Value
Strategic Hotels & Resorts Inc.	12,208	$266,623
Sunstone Hotel Investors Inc.	9,672	268,978
Taubman Centers Inc.	8,572	504,634
Thornburg Mortgage Inc.[a]	19,740	207,270
UDR Inc.	21,711	515,419
Ventas Inc.	21,329	914,801
Vornado Realty Trust	22,886	2,556,824
Washington Real Estate Investment Trust	7,459	262,706
Weingarten Realty Investors	12,822	490,570

		48,711,133

SAVINGS & LOANS – 1.82%
Anchor BanCorp Wisconsin Inc.	3,528	86,789
Astoria Financial Corp.	14,165	368,148
Dime Community Bancshares Inc.	5,815	83,678
Downey Financial Corp.[a]	3,568	145,325
First Niagara Financial Group Inc.	17,064	225,245
FirstFed Financial Corp.[a,b]	2,456	105,068
Hudson City Bancorp Inc.	78,580	1,230,563
New York Community Bancorp Inc.	45,425	845,359
NewAlliance Bancshares Inc.	16,868	235,983
People’s United Financial Inc.	19,911	354,018
PFF Bancorp Inc.	3,108	33,100
Provident Financial Services Inc.	10,012	158,590
Sovereign Bancorp Inc.	52,824	762,250
Washington Federal Inc.	13,820	333,891
Washington Mutual Inc.	138,787	3,869,382

		8,837,389

SOFTWARE – 0.60%
MasterCard Inc. Class A	10,464	1,983,451
MoneyGram International Inc.	13,412	213,921
SEI Investments Co.	22,974	726,438

		2,923,810

TOTAL COMMON STOCKS (Cost: $519,521,707)		485,455,359

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.59%

MONEY MARKET FUNDS – 0.59%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	989,842	$989,842
BGI Cash Premier Fund LLC 5.17%[c,d,e]	1,905,456	1,905,456

		2,895,298

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,895,298)		2,895,298

TOTAL INVESTMENTS IN SECURITIES – 100.46% (Cost: $522,417,005)		488,350,657

Other Assets, Less Liabilities – (0.46)%		(2,253,933)

NET ASSETS – 100.00%		$486,096,724

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.91%

AEROSPACE & DEFENSE – 14.79%
AAR Corp.[a]	7,544	$241,785
Alliant Techsystems Inc.[a]	6,385	704,840
BE Aerospace Inc.[a]	17,183	854,167
Boeing Co. (The)	133,409	13,152,793
Curtiss-Wright Corp.	8,204	461,803
DRS Technologies Inc.	7,857	451,306
Esterline Technologies Corp.[a]	5,435	297,729
General Dynamics Corp.	63,041	5,734,209
Goodrich Corp.	23,562	1,641,329
Kaman Corp.	4,714	177,765
L-3 Communications Holdings Inc.	23,444	2,570,400
Lockheed Martin Corp.	61,948	6,816,758
Moog Inc. Class Aa	7,026	324,250
Northrop Grumman Corp.	59,962	5,014,022
Orbital Sciences Corp.[a]	11,272	287,774
Raytheon Co.	82,028	5,217,801
Rockwell Collins Inc.	31,375	2,347,164
Spirit AeroSystems Holdings Inc. Class Aa	19,270	669,054
Teledyne Technologies Inc.[a]	6,080	318,045
United Technologies Corp.	172,625	13,221,349

		60,504,343

AUTO MANUFACTURERS – 1.15%
Oshkosh Truck Corp.	13,999	758,746
PACCAR Inc.	70,370	3,909,757
Wabash National Corp.	5,794	58,809

		4,727,312

BUILDING MATERIALS – 1.80%
American Standard Companies Inc.	33,482	1,247,874
Eagle Materials Inc.	8,973	354,523
Florida Rock Industries Inc.	9,985	628,356
Genlyte Group Inc. (The)[a]	4,659	303,301
Lennox International Inc.	11,895	424,651
Martin Marietta Materials Inc.	7,931	1,025,875
Masco Corp.	71,157	1,713,461
NCI Building Systems Inc.[a]	3,722	145,828
Owens Corning[a,b]	16,256	375,676
Simpson Manufacturing Co. Inc.[b]	7,033	210,920
Texas Industries Inc.	5,017	366,542
USG Corp.[a,b]	14,140	562,065

		7,359,072

Security	Shares	Value
CHEMICALS – 0.33%
Sherwin-Williams Co. (The)	20,999	$1,342,256

		1,342,256

COMMERCIAL SERVICES – 5.45%
Accenture Ltd.	109,623	4,280,778
Administaff Inc.	4,575	182,451
Alliance Data Systems Corp.[a]	14,777	1,188,071
BearingPoint Inc.[a]	36,898	176,741
Bowne & Co. Inc.	5,459	94,877
ChoicePoint Inc.[a]	14,367	564,910
Convergys Corp.[a]	25,366	464,959
Corporate Executive Board Co. (The)	7,094	505,447
Corrections Corp. of America[a]	22,652	640,825
Deluxe Corp.	9,586	386,699
Donnelley (R.R.) & Sons Co.	41,372	1,666,878
Forrester Research Inc.[a]	2,753	65,301
FTI Consulting Inc.[a]	7,800	423,540
Hewitt Associates Inc. Class Aa	18,888	666,369
Iron Mountain Inc.[a]	33,925	1,178,215
Labor Ready Inc.[a]	9,182	161,420
Manpower Inc.	16,086	1,202,268
MonsterWorldwide Inc.[a]	22,527	914,146
MPS Group Inc.[a]	18,798	229,524
Navigant Consulting Inc.[a]	9,685	127,648
PHH Corp.[a]	9,935	222,147
Quanta Services Inc.[a]	31,829	1,050,357
Resources Connection Inc.	8,497	193,477
Robert Half International Inc.	30,963	931,677
Spherion Corp.[a]	10,182	88,787
TeleTech Holdings Inc.[a]	7,340	182,986
United Rentals Inc.[a]	13,570	463,958
Viad Corp.	3,654	129,498
VistaPrint Ltd.[a]	7,919	376,707
Watson Wyatt Worldwide Inc.	7,817	372,636
Western Union Co.	143,347	3,159,368

		22,292,665

COMPUTERS – 0.45%
Affiliated Computer Services Inc. Class Aa	17,204	871,555
Ceridian Corp.[a]	26,718	960,245

		1,831,800

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.82%
Fastenal Co.	26,772	$1,190,819
Grainger (W.W.) Inc.	14,280	1,284,058
United Stationers Inc.[a]	5,115	296,210
Watsco Inc.	4,404	183,383
WESCO International Inc.[a]	8,376	390,740

		3,345,210

ELECTRIC – 0.22%
MDU Resources Group Inc.	31,364	883,210

		883,210

ELECTRICAL COMPONENTS & EQUIPMENT – 2.93%
AMETEK Inc.	19,782	929,754
Belden Inc.	8,313	484,399
Emerson Electric Co.	149,040	7,790,321
Energy Conversion Devices Inc.[a,b]	7,371	201,155
General Cable Corp.[a]	9,997	719,684
GrafTech International Ltd.[a]	20,355	384,709
Hubbell Inc. Class B	9,632	529,760
Littelfuse Inc.[a]	4,187	133,272
Molex Inc.	12,420	354,715
Molex Inc. Class A	14,111	385,230
Power-One Inc.[a]	13,417	76,074

		11,989,073

ELECTRONICS – 5.16%
Agilent Technologies Inc.[a]	74,191	2,733,938
Amphenol Corp. Class A	33,714	1,492,519
Arrow Electronics Inc.[a]	23,056	921,779
Avnet Inc.[a]	28,426	1,185,933
AVX Corp.	9,450	146,002
Benchmark Electronics Inc.[a]	13,203	270,794
Brady Corp. Class A	9,202	339,554
Checkpoint Systems Inc.[a]	7,406	224,031
Coherent Inc.[a]	5,818	190,830
CTS Corp.	6,499	80,263
Dionex Corp.[a]	3,606	317,328
Electro Scientific Industries Inc.[a]	5,126	111,849
Flextronics International Ltd.[a]	165,976	2,043,165
FLIR Systems Inc.[a]	12,303	853,705
Itron Inc.[a]	5,607	602,696
Jabil Circuit Inc.	33,466	727,216
KEMET Corp.[a]	15,537	109,847
Methode Electronics Inc.	6,836	85,723

Security	Shares	Value
Mettler-Toledo International Inc.[a]	7,128	$758,063
National Instruments Corp.	10,707	347,335
Orbotech Ltd.[a]	6,415	132,790
Park Electrochemical Corp.	3,359	105,204
PerkinElmer Inc.	22,569	621,099
Plexus Corp.[a]	8,494	219,145
Sanmina-SCI Corp.[a]	98,696	218,118
Taser International Inc.[a,b]	11,526	191,908
Technitrol Inc.	7,561	222,369
Tektronix Inc.	14,758	558,590
Thomas & Betts Corp.[a]	10,851	607,765
Trimble Navigation Ltd.[a]	22,578	941,503
Tyco Electronics Ltd.	92,738	3,307,965
Vishay Intertechnology Inc.[a]	33,235	418,429

		21,087,455

ENERGY - ALTERNATE SOURCES – 0.37%
Covanta Holding Corp.[a]	19,689	533,769
Headwaters Inc.[a,b]	7,667	110,021
SunPower Corp. Class Aa,b	6,856	867,010

		1,510,800

ENGINEERING & CONSTRUCTION – 3.28%
EMCOR Group Inc.[a]	11,754	404,690
Fluor Corp.	16,501	2,607,158
Foster Wheeler Ltd.[a]	13,223	1,960,310
Granite Construction Inc.	6,346	271,736
Insituform Technologies Inc. Class Aa	4,890	68,753
Jacobs Engineering Group Inc.[a]	22,527	1,963,228
KBR Inc.[a]	31,491	1,350,334
McDermott International Inc.[a]	42,115	2,571,542
Shaw Group Inc. (The)[a]	14,105	1,052,233
URS Corp.[a]	10,173	628,793
Washington Group International Inc.[a]	5,428	528,416

		13,407,193

ENVIRONMENTAL CONTROL – 1.91%
Allied Waste Industries Inc.[a]	53,430	675,355
Mine Safety Appliances Co.	4,068	186,274
Nalco Holding Co.	26,917	669,157
Republic Services Inc.	31,707	1,084,062
Stericycle Inc.[a]	16,750	977,027
Tetra Tech Inc.[a]	10,697	249,775
Waste Connections Inc.[a]	12,546	424,180
Waste Management Inc.	97,072	3,532,450

		7,798,280

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.75%
Louisiana-Pacific Corp.	19,329	$318,155
MeadWestvaco Corp.	34,131	1,148,167
Smurfit-Stone Container Corp.[a]	48,572	588,207
Temple-Inland Inc.	18,665	1,001,751

		3,056,280

HAND & MACHINE TOOLS – 0.44%
Baldor Electric Co.	7,728	311,593
Kennametal Inc.	7,227	659,175
Lincoln Electric Holdings Inc.	7,496	541,586
Regal Beloit Corp.	5,918	290,219

		1,802,573

HEALTH CARE - PRODUCTS – 0.06%
West Pharmaceutical Services Inc.	6,106	252,422

		252,422

HOLDING COMPANIES - DIVERSIFIED – 0.07%
Walter Industries Inc.	9,537	292,214

		292,214

HOUSEHOLD PRODUCTS & WARES – 0.59%
Fortune Brands Inc.	28,629	2,398,251

		2,398,251

HOUSEWARES – 0.10%
Toro Co. (The)	7,624	424,352

		424,352

INTERNET – 0.28%
CheckFree Corp.[a]	13,610	646,883
HLTH Corp.[a]	34,156	481,941

		1,128,824

MACHINERY – 7.03%
AGCO Corp.[a]	17,046	1,017,305
Albany International Corp. Class A	4,790	179,625
Astec Industries Inc.[a]	3,074	139,314
Bucyrus International Inc. Class A	7,067	583,027
Caterpillar Inc.	121,467	9,062,653
Cognex Corp.	7,490	134,670
Cummins Inc.	17,647	2,116,934
Deere & Co.	42,681	6,611,287
Flowserve Corp.	10,610	837,766
Gardner Denver Inc.[a]	9,614	347,354
Graco Inc.	12,404	488,221
IDEX Corp.	14,869	526,660

Security	Shares	Value
Joy Global Inc.	20,379	$1,183,205
Manitowoc Co. Inc. (The)	23,565	1,160,812
Nordson Corp.	5,641	301,793
Rockwell Automation Inc.	25,663	1,767,667
Terex Corp.[a]	19,384	1,438,680
Wabtec Corp.	8,979	336,982
Zebra Technologies Corp. Class Aa	12,878	503,401

		28,737,356

MANUFACTURING – 33.83%
Actuant Corp. Class A	5,020	346,280
Acuity Brands Inc.	7,996	382,209
AptarGroup Inc.	11,806	527,728
Brink’s Co. (The)	7,727	484,097
Carlisle Companies Inc.	11,867	468,153
Ceradyne Inc.[a]	4,628	316,601
CLARCOR Inc.	9,520	347,099
Cooper Industries Ltd.	39,340	2,061,023
Crane Co.	9,663	458,413
Danaher Corp.	45,196	3,871,941
Donaldson Co. Inc.	13,067	560,052
Dover Corp.	38,274	1,760,604
Eaton Corp.	27,477	2,543,821
ESCO Technologies Inc.[a]	4,717	195,237
General Electric Co.	1,932,456	79,539,889
Harsco Corp.	15,662	949,430
Hexcel Corp.[a]	17,526	438,676
Honeywell International Inc.	128,804	7,781,050
Illinois Tool Works Inc.	88,943	5,092,876
Ingersoll-Rand Co. Ltd. Class A	53,684	2,702,989
ITT Industries Inc.	34,050	2,278,626
Pall Corp.	22,783	912,915
Parker Hannifin Corp.	32,583	2,618,696
Pentair Inc.	18,433	652,344
Roper Industries Inc.	16,444	1,164,400
SPX Corp.	10,406	1,054,128
Teleflex Inc.	7,505	549,441
Textron Inc.	46,883	3,244,772
3M Co.	124,158	10,722,285
Trinity Industries Inc.	14,701	531,294
Tyco International Ltd.	92,733	3,817,818

		138,374,887

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
METAL FABRICATE & HARDWARE – 1.30%
Kaydon Corp.	5,166	$277,879
Mueller Industries Inc.	6,766	243,305
MuellerWater Products Inc. Class B	16,622	175,861
Precision Castparts Corp.	25,724	3,853,712
Quanex Corp.	6,808	280,422
Timken Co. (The)	14,341	476,982

		5,308,161

MINING – 0.33%
Vulcan Materials Co.	15,943	1,363,286

		1,363,286

PACKAGING & CONTAINERS – 1.47%
Ball Corp.	19,019	942,962
Bemis Co. Inc.	19,382	545,797
Crown Holdings Inc.[a]	30,454	755,259
Owens-Illinois Inc.[a]	26,837	1,192,100
Packaging Corp. of America	17,927	570,796
Pactiv Corp.[a]	24,957	685,569
Sealed Air Corp.	30,071	749,670
Sonoco Products Co.	19,065	589,490

		6,031,643

RETAIL – 0.16%
MSC Industrial Direct Co. Inc. Class A	8,667	422,170
World Fuel Services Corp.	5,239	232,035

		654,205

SEMICONDUCTORS – 0.02%
Veeco Instruments Inc.[a]	5,443	98,355

		98,355

SOFTWARE – 3.26%
Acxiom Corp.	13,510	177,521
Automatic Data Processing Inc.	99,678	4,940,042
Broadridge Financial Solutions Inc.	25,899	517,980
Fidelity National Information Services Inc.	36,301	1,674,202
Fiserv Inc.[a]	31,072	1,721,389
Global Payments Inc.	15,491	736,752
IMS Health Inc.	37,051	934,056
Paychex Inc.	63,234	2,641,917

		13,343,859

Security	Shares	Value
TELECOMMUNICATIONS – 0.44%
Anixter International Inc.[a]	6,079	$436,776
Black Box Corp.	3,145	125,737
CommScope Inc.[a]	11,230	529,719
NeuStar Inc. Class Aa	14,380	491,796
Newport Corp.[a]	7,162	97,905
Powerwave Technologies Inc.[a,b]	20,523	114,108

		1,796,041

TEXTILES – 0.27%
Cintas Corp.	25,499	933,263
G&K Services Inc. Class A	3,876	157,133

		1,090,396

TRANSPORTATION – 10.77%
Alexander & Baldwin Inc.	7,909	414,273
American Commercial Lines Inc.[a]	8,730	130,164
Arkansas Best Corp.	4,259	116,910
Burlington Northern Santa Fe Corp.	59,955	5,225,078
C.H. Robinson Worldwide Inc.	32,747	1,634,730
Con-way Inc.	8,752	372,923
CSX Corp.	81,644	3,655,202
Expeditors International Washington Inc.	40,182	2,035,218
FedEx Corp.	53,487	5,527,347
Forward Air Corp.	5,632	183,772
General Maritime Corp.	4,897	137,997
Genesee & Wyoming Inc. Class Aa	7,033	206,208
Hunt (J.B.) Transport Services Inc.	19,177	531,586
Kansas City Southern Industries Inc.[a]	14,834	573,927
Kirby Corp.[a]	9,755	445,608
Landstar System Inc.	10,485	441,314
Norfolk Southern Corp.	74,054	3,824,889
Old Dominion Freight Line Inc.[a]	5,979	135,066
Overseas Shipholding Group Inc.[b]	5,526	411,134
Pacer International Inc.	6,711	98,920
Ryder System Inc.	11,241	537,882
Saia Inc.[a]	2,772	39,057
Teekay Corp.	7,912	442,676
Union Pacific Corp.	50,396	6,452,704
United Parcel Service Inc. Class B	128,257	9,632,101
UTi Worldwide Inc.	15,334	391,170
Werner Enterprises Inc.	10,238	194,727
YRC Worldwide Inc.[a]	10,703	263,080

		44,055,663

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
TRUCKING & LEASING – 0.08%
GATX Corp.	8,530	$349,474

		349,474

TOTAL COMMON STOCKS (Cost: $356,604,973)		408,636,911

SHORT-TERM INVESTMENTS – 0.67%

MONEY MARKET FUNDS – 0.67%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	260,660	260,660
BGI Cash Premier Fund LLC 5.17%[c,d,e]	2,467,473	2,467,473

		2,728,133

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,728,133)		2,728,133

TOTAL INVESTMENTS IN SECURITIES – 100.58% (Cost: $359,333,106)		411,365,044

SHORT POSITIONS[f] – (0.02)%

COMMON STOCKS – (0.02)%
Zep Inc.	(3,998)	(63,968)

		(63,968)

TOTAL SHORT POSITIONS (Proceeds: $63,957)		(63,968)

Other Assets, Less Liabilities – (0.56)%		(2,309,936)

NET ASSETS – 100.00%		$408,991,140

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.86%

BANKS – 42.10%
Alabama National BanCorporation	1,695	$133,600
AMCORE Financial Inc.	2,003	47,491
Associated Banc-Corp	10,633	306,868
BancorpSouth Inc.	6,885	167,030
Bank of America Corp.	401,858	19,401,704
Bank of Hawaii Corp.	4,407	234,276
Bank of New York Mellon Corp. (The)	102,890	5,026,177
BB&T Corp.	49,291	1,822,288
BOK Financial Corp.	2,019	110,116
Cathay General Bancorp	3,922	121,464
Chittenden Corp.	4,065	144,795
Citizens Republic Bancorp Inc.	6,765	102,963
City National Corp.	3,561	240,724
Colonial BancGroup Inc. (The)	13,741	263,552
Comerica Inc.	13,626	636,062
Commerce Bancorp Inc.	17,117	697,518
Commerce Bancshares Inc.	5,770	272,171
Cullen/Frost Bankers Inc.	5,325	283,184
Discover Financial Services LLC	38,836	749,535
East West Bancorp Inc.	5,100	172,074
F.N.B. Corp. (Pennsylvania)	5,412	89,947
Fifth Third Bancorp	43,831	1,371,034
First BanCorp (Puerto Rico)	6,945	61,047
First Community Bancorp	2,417	117,708
First Horizon National Corp.	11,175	291,444
First Midwest Bancorp Inc.	4,455	150,044
FirstMerit Corp.	6,654	141,065
Fremont General Corp.[a]	6,091	16,872
Frontier Financial Corp.	4,065	90,202
Fulton Financial Corp.	15,369	201,488
Hancock Holding Co.	2,433	92,527
Huntington Bancshares Inc.	32,499	582,057
International Bancshares Corp.	4,845	105,912
KeyCorp	32,775	932,449
M&T Bank Corp.	6,920	688,402
Marshall & Ilsley Corp.	21,315	910,151
National City Corp.	50,644	1,228,117
Northern Trust Corp.	17,325	1,303,013
Old National Bancorp	5,956	99,525
Pacific Capital Bancorp	4,202	87,107

Security	Shares	Value
Park National Corp.	1,054	$83,540
PNC Financial Services Group Inc. (The)	30,375	2,191,860
Popular Inc.	22,725	239,749
Prosperity Bancshares Inc.	3,885	125,563
Provident Bankshares Corp.	2,893	71,370
Regions Financial Corp.	63,060	1,710,187
South Financial Group Inc. (The)	6,645	137,286
State Street Corp.	35,507	2,832,393
Sterling Bancshares Inc.	6,615	80,703
Sterling Financial Corp. (Washington)	4,558	102,555
SunTrust Banks Inc.	31,215	2,266,209
Susquehanna Bancshares Inc.	4,661	94,012
SVB Financial Group[a,b]	3,079	159,461
Synovus Financial Corp.	24,674	650,407
TCF Financial Corp.	10,845	246,941
TrustCo Bank Corp. NYa	6,666	70,260
Trustmark Corp.	4,630	124,964
U.S. Bancorp	154,288	5,116,190
UCBH Holdings Inc.	9,322	159,127
Umpqua Holdings Corp.	5,625	95,231
UnionBanCal Corp.	4,837	261,246
United Bancshares Inc.	3,759	113,898
United Community Banks Inc.	4,359	96,508
Valley National Bancorp	10,736	219,873
W Holding Co. Inc.	10,392	21,823
Wachovia Corp.	177,359	8,110,627
Webster Financial Corp.	4,935	178,844
Wells Fargo & Co.	285,281	9,702,407
Westamerica Bancorporation	2,715	130,537
Whitney Holding Corp.	6,197	159,015
Wilmington Trust Corp.	6,045	219,857
Wintrust Financial Corp.	2,175	79,910
Zions Bancorporation	9,675	571,889

		75,918,145

COMMERCIAL SERVICES – 0.76%
Equifax Inc.	12,515	481,828
Moody’s Corp.[a]	20,232	884,543

		1,366,371

DIVERSIFIED FINANCIAL SERVICES – 53.01%
Affiliated Managers Group Inc.[a,b]	2,655	349,265
American Express Co.	94,785	5,777,146

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2007

Security	Shares	Value
AmeriCredit Corp.[b]	10,400	$146,744
Ameriprise Financial Inc.	21,252	1,338,451
Bear Stearns Companies Inc. (The)	9,625	1,093,400
BlackRock Inc.	1,736	359,265
Capital One Financial Corp.	37,121	2,434,766
CIT Group Inc.	17,106	602,815
Citigroup Inc.	444,123	18,608,754
CME Group Inc.	4,885	3,254,631
CompuCredit Corp.[b]	2,895	57,697
Countrywide Financial Corp.	51,345	796,874
E*TRADE Financial Corp.[b]	38,289	426,539
Eaton Vance Corp.	11,238	562,237
Federal Home Loan Mortgage Corp.	59,159	3,089,875
Federal National Mortgage Association	86,504	4,934,188
Federated Investors Inc. Class B	8,760	376,680
First Marblehead Corp. (The)	5,445	211,429
Franklin Resources Inc.	14,868	1,928,082
Goldman Sachs Group Inc. (The)	33,035	8,190,037
IndyMac Bancorp Inc.[a]	6,506	87,311
IntercontinentalExchange Inc.[b]	6,178	1,100,920
International Securities Exchange Holdings Inc.	3,345	224,282
Investment Technology Group Inc.[b]	3,975	166,553
Janus Capital Group Inc.	15,571	537,355
Jefferies Group Inc.	9,585	256,207
JPMorgan Chase & Co.	302,306	14,208,382
Knight Capital Group Inc. Class Ab	8,836	118,491
LaBranche & Co. Inc.[b]	5,295	29,017
Lazard Ltd. Class A	4,596	230,719
Legg Mason Inc.	11,666	967,578
Lehman Brothers Holdings Inc.	47,541	3,011,247
Merrill Lynch & Co. Inc.	72,387	4,778,990
Morgan Stanley	86,283	5,803,395
Nasdaq Stock Market Inc. (The)[b]	8,640	403,488
National Financial Partners Corp.	3,329	181,996
Nuveen Investments Inc. Class A	7,047	456,646
NYMEX Holdings Inc.	3,135	402,910
NYSE Euronext Inc.	17,087	1,603,957
Piper Jaffray Companies[b]	1,665	85,581
Raymond James Financial Inc.	8,565	319,046
Rowe (T.) Price Group Inc.	23,535	1,511,888
Schwab (Charles) Corp. (The)	91,915	2,136,105

Security	Shares	Value
SLM Corp.	36,947	$1,742,421
SWS Group Inc.	2,483	47,152
TD Ameritrade Holding Corp.[b]	21,465	410,840
Waddell & Reed Financial Inc. Class A	7,476	248,353

		95,609,705

INSURANCE – 0.36%
Fidelity National Financial Inc.	19,540	300,721
MGIC Investment Corp.	7,209	139,566
PMI Group Inc. (The)	7,725	123,832
Radian Group Inc.	7,035	88,571

		652,690

SAVINGS & LOANS – 2.72%
Anchor BanCorp Wisconsin Inc.	1,871	46,027
Astoria Financial Corp.	8,025	208,570
Dime Community Bancshares Inc.	2,985	42,954
Downey Financial Corp.[a]	1,855	75,554
First Niagara Financial Group Inc.	9,554	126,113
FirstFed Financial Corp.[a,b]	1,359	58,138
Hudson City Bancorp Inc.	43,579	682,447
New York Community Bancorp Inc.	25,275	470,368
NewAlliance Bancshares Inc.	9,339	130,653
People’s United Financial Inc.	11,115	197,625
PFF Bancorp Inc.	1,653	17,604
Provident Financial Services Inc.	5,556	88,007
Sovereign Bancorp Inc.	29,689	428,412
Washington Federal Inc.	7,725	186,636
Washington Mutual Inc.	77,205	2,152,475

		4,911,583

SOFTWARE – 0.91%
MasterCard Inc. Class A	5,839	1,106,782
MoneyGram International Inc.	7,453	118,875
SEI Investments Co.	12,795	404,578

		1,630,235

TOTAL COMMON STOCKS (Cost: $200,109,164)		180,088,729

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.62%

MONEY MARKET FUNDS – 0.62%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	352,722	$352,722
BGI Cash Premier Fund LLC 5.17%[c,d,e]	765,286	765,286

		1,118,008

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,118,008)		1,118,008

TOTAL INVESTMENTS IN SECURITIES – 100.48% (Cost: $201,227,172)		181,206,737

Other Assets, Less Liabilities – (0.48)%		(856,846)

NET ASSETS – 100.00%		$180,349,891

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.87%

FINANCE - INVESTMENT BANKER/ BROKER – 0.23%
Friedman, Billings, Ramsey Group Inc. Class A	912,628	$3,924,300

		3,924,300

FORESTRY – 2.36%
Plum Creek Timber Co. Inc.	905,467	40,447,211

		40,447,211

PAPER & RELATED PRODUCTS – 1.73%
Potlatch Corp.	193,699	9,231,694
Rayonier Inc.	425,646	20,554,445

		29,786,139

REAL ESTATE MANAGEMENT/SERVICES – 2.54%
CB Richard Ellis Group Inc. Class Aa,b	1,045,819	25,497,067
Jones Lang LaSalle Inc.	190,297	18,141,013

		43,638,080

REAL ESTATE OPERATING/ DEVELOPMENT – 3.33%
Brookfield Properties Corp.	1,038,070	25,920,608
Forest City Enterprises Inc. Class A	319,323	18,175,865
St. Joe Co. (The)[b]	385,060	13,038,132

		57,134,605

REITs - APARTMENTS – 12.87%
Apartment Investment and Management Co. Class A	505,154	23,605,846
AvalonBay Communities Inc.	398,180	48,836,777
BRE Properties Inc. Class A	281,788	15,441,982
Camden Property Trust	296,015	18,456,535
Equity Residential	1,395,663	58,310,800
Essex Property Trust Inc.	122,966	15,177,693
Home Properties Inc.	159,902	8,222,161
Mid-America Apartment Communities Inc.	118,492	6,161,584
Post Properties Inc.	235,639	9,661,199
UDR Inc.	719,931	17,091,162

		220,965,739

REITs - DIVERSIFIED – 12.20%
CapitalSource Inc.	755,668	13,768,271
Colonial Properties Trust	252,113	7,898,700
Cousins Properties Inc.	208,398	5,999,778

Security	Shares	Value
Digital Realty Trust Inc.	280,160	$12,324,238
Duke Realty Corp.	696,936	22,406,492
Entertainment Properties Trust	126,656	6,949,615
Franklin Street Properties Corp.	329,307	5,351,239
iStar Financial Inc.	652,201	19,898,653
Lexington Realty Trust	372,763	7,376,980
Liberty Property Trust	484,752	18,236,370
Vornado Realty Trust	714,612	79,836,453
Washington Real Estate Investment Trust[b]	264,486	9,315,197

		209,361,986

REITs - HEALTH CARE – 6.54%
HCP Inc.	1,040,297	35,411,710
Health Care REIT Inc.[b]	388,470	17,205,336
Healthcare Realty Trust Inc.	249,832	6,605,558
Nationwide Health Properties Inc.	460,925	14,390,078
Senior Housing Properties Trust	428,605	9,609,324
Ventas Inc.	675,275	28,962,545

		112,184,551

REITs - HOTELS – 6.88%
DiamondRock Hospitality Co.	478,239	9,163,059
FelCor Lodging Trust Inc.	346,121	7,247,774
Hospitality Properties Trust	442,361	17,517,496
Host Hotels & Resorts Inc.	2,638,077	58,459,786
LaSalle Hotel Properties	228,067	9,423,728
Strategic Hotels & Resorts Inc.	396,652	8,662,880
Sunstone Hotel Investors Inc.	271,711	7,556,283

		118,031,006

REITs - MANUFACTURED HOMES – 0.30%
Equity Lifestyle Properties Inc.	101,998	5,124,380

		5,124,380

REITs - MORTGAGE – 2.64%
Annaly Capital Management Inc.	1,971,723	33,696,746
Newcastle Investment Corp.[b]	297,797	4,422,285
RAIT Financial Trust[b]	357,136	3,249,938
Redwood Trust Inc.[b]	146,797	3,868,101

		45,237,070

REITs - OFFICE PROPERTY – 12.52%
Alexandria Real Estate Equities Inc.	141,899	14,635,463
American Financial Realty Trust	705,871	4,757,571
BioMed Realty Trust Inc.	337,771	8,069,349

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2007

Security	Shares	Value
Boston Properties Inc.	597,124	$64,692,414
Brandywine Realty Trust	497,586	12,872,550
Corporate Office Properties Trust	227,566	9,405,303
Douglas Emmett Inc.	475,528	12,511,142
Highwoods Properties Inc.	285,277	10,258,561
HRPT Properties Trust	1,230,676	11,556,048
Kilroy Realty Corp.	165,557	10,767,827
Mack-Cali Realty Corp.	352,902	13,971,390
Maguire Properties Inc.	207,471	5,653,585
SL Green Realty Corp.	296,913	35,825,523

		214,976,726

REITs - OUTLET CENTERS – 1.37%
National Retail Properties Inc.[b]	313,624	7,950,368
Realty Income Corp.	526,439	15,551,008

		23,501,376

REITs - REGIONAL MALLS – 14.33%
CBL & Associates Properties Inc.	361,309	11,962,941
General Growth Properties Inc.	1,160,157	63,066,135
Macerich Co. (The)	356,240	30,533,330
Pennsylvania Real Estate Investment Trust	180,492	6,885,770
Simon Property Group Inc.	1,129,763	117,619,626
Taubman Centers Inc.	270,166	15,904,672

		245,972,474

REITs - SHOPPING CENTERS – 8.44%
Developers Diversified Realty Corp.	621,535	31,325,364
Federal Realty Investment Trust	290,185	25,600,121
Kimco Realty Corp.	1,109,810	46,079,311
Regency Centers Corp.	342,487	24,480,971
Weingarten Realty Investors	455,700	17,435,082

		144,920,849

REITs - STORAGE – 3.05%
Public Storage	647,545	52,431,719

		52,431,719

REITs - WAREHOUSE/INDUSTRIAL – 8.54%
AMB Property Corp.	510,951	33,390,648
DCT Industrial Trust Inc.	869,997	9,335,068
First Industrial Realty Trust Inc.	266,623	10,864,887
ProLogis	1,296,225	92,991,182

		146,581,785

TOTAL COMMON STOCKS (Cost: $1,909,495,455)		1,714,219,996

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.00%

MONEY MARKET FUNDS – 3.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	2,165,187	$2,165,187
BGI Cash Premier Fund LLC 5.17%[c,d,e]	49,382,123	49,382,123

		51,547,310

TOTAL SHORT-TERM INVESTMENTS (Cost: $51,547,310)		51,547,310

TOTAL INVESTMENTS IN SECURITIES – 102.87% (Cost: $1,961,042,765)		1,765,767,306

Other Assets, Less Liabilities – (2.87)%		(49,332,234)

NET ASSETS – 100.00%		$1,716,435,072

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.01%
Getty Images Inc.[a]	610	$17,232

		17,232

AEROSPACE & DEFENSE – 1.69%
Lockheed Martin Corp.	2,032	223,601
Raytheon Co.	199	12,658
Rockwell Collins Inc.	21,262	1,590,610
United Technologies Corp.	3,839	294,029

		2,120,898

AIRLINES – 0.45%
Southwest Airlines Co.	34,231	486,422
UAL Corp.[a]	1,715	82,148

		568,570

APPAREL – 1.24%
Crocs Inc.[a]	1,435	107,266
Nike Inc. Class B	21,950	1,454,407

		1,561,673

AUTO MANUFACTURERS – 0.11%
Ford Motor Co.[a]	15,031	133,325

		133,325

AUTO PARTS & EQUIPMENT – 0.51%
Johnson Controls Inc.	14,754	645,045

		645,045

BANKS – 7.40%
Bank of America Corp.	44,211	2,134,507
Comerica Inc.	6,019	280,967
First Horizon National Corp.	18,260	476,221
Northern Trust Corp.	835	62,800
State Street Corp.	10,676	851,625
Synovus Financial Corp.	30,407	801,529
UnionBanCal Corp.	2,452	132,433
Wells Fargo & Co.	133,715	4,547,647

		9,287,729

BEVERAGES – 2.78%
Hansen Natural Corp.[a]	241	16,388
Molson Coors Brewing Co. Class B	9,772	559,252
PepsiCo Inc.	39,415	2,905,674

		3,481,314

Security	Shares	Value
BIOTECHNOLOGY – 1.14%
Amgen Inc.[a]	14,832	$861,888
Celgene Corp.[a]	180	11,880
Genentech Inc.[a]	7,424	550,341
Vertex Pharmaceuticals Inc.[a]	314	10,155

		1,434,264

CHEMICALS – 2.98%
Air Products and Chemicals Inc.	2,887	282,493
Ecolab Inc.	32,267	1,522,034
Praxair Inc.	15,439	1,319,726
Rohm & Haas Co.	11,728	608,449

		3,732,702

COAL – 0.11%
Peabody Energy Corp.	2,536	141,382

		141,382

COMMERCIAL SERVICES – 0.63%
Accenture Ltd.	5,649	220,593
Block (H & R) Inc.	689	15,020
Manpower Inc.	5,381	402,176
Moody’s Corp.	744	32,528
Weight Watchers International Inc.	2,403	123,130

		793,447

COMPUTERS – 5.28%
Apple Inc.[a]	2,839	539,268
Dell Inc.[a]	21,847	668,518
Hewlett-Packard Co.	36,821	1,902,909
International Business Machines Corp.	29,018	3,369,570
Sun Microsystems Inc.[a]	25,033	142,938

		6,623,203

COSMETICS & PERSONAL CARE – 2.09%
Avon Products Inc.	8,724	357,510
Procter & Gamble Co. (The)	32,579	2,264,892

		2,622,402

DISTRIBUTION & WHOLESALE – 0.29%
Fastenal Co.	3,670	163,242
Grainger (W.W.) Inc.	2,220	199,622

		362,864

DIVERSIFIED FINANCIAL SERVICES – 6.77%
American Express Co.	60,520	3,688,694
CME Group Inc.	24	15,990
Federal Home Loan Mortgage Corp.	30,764	1,606,804

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2007

Security	Shares	Value
Federal National Mortgage Association	36,870	$2,103,065
Goldman Sachs Group Inc. (The)	1,411	349,815
IntercontinentalExchange Inc.[a]	90	16,038
Merrill Lynch & Co. Inc.	1,555	102,661
NYSE Euronext Inc.	1,300	122,031
SLM Corp.	10,250	483,390

		8,488,488

ELECTRIC – 0.92%
Consolidated Edison Inc.	3,135	147,627
Constellation Energy Group Inc.	741	70,173
FPL Group Inc.	553	37,836
Mirant Corp.[a]	2,667	112,974
Northeast Utilities	2,229	68,720
Progress Energy Inc.	14,993	719,664

		1,156,994

ELECTRICAL COMPONENTS & EQUIPMENT – 0.01%
General Cable Corp.[a]	168	12,094

		12,094

ELECTRONICS – 0.83%
Agilent Technologies Inc.[a]	27,815	1,024,983
Sanmina-SCI Corp.[a]	5,695	12,586

		1,037,569

ENGINEERING & CONSTRUCTION – 0.02%
Foster Wheeler Ltd.[a]	182	26,981

		26,981

FOOD – 4.54%
General Mills Inc.	57,922	3,343,837
Heinz (H.J.) Co.	2,974	139,124
Kellogg Co.	16,589	875,733
Kraft Foods Inc.	3,098	103,504
Sysco Corp.	5,334	182,903
Whole Foods Market Inc.	19,099	946,164
Wrigley (Wm.) Jr. Co.	1,703	105,024

		5,696,289

FOREST PRODUCTS & PAPER – 0.11%
International Paper Co.	2,329	86,080
Weyerhaeuser Co.	738	56,022

		142,102

GAS – 0.13%
Energen Corp.	2,490	159,360

		159,360

Security	Shares	Value
HAND & MACHINE TOOLS – 0.15%
Lincoln Electric Holdings Inc.	2,528	$182,648

		182,648

HEALTH CARE - PRODUCTS – 5.57%
Baxter International Inc.	16,741	1,004,627
Johnson & Johnson	76,086	4,958,525
Medtronic Inc.	9,276	440,053
TECHNE Corp.[a]	5,678	370,433
Zimmer Holdings Inc.[a]	3,110	216,114

		6,989,752

HEALTH CARE - SERVICES – 0.94%
Aetna Inc.	4,468	250,968
Quest Diagnostics Inc.	9,920	527,546
Sierra Health Services Inc.[a]	734	31,048
WellPoint Inc.[a]	4,725	374,362

		1,183,924

HOME FURNISHINGS – 0.24%
Whirlpool Corp.	3,868	306,268

		306,268

HOUSEHOLD PRODUCTS & WARES – 2.70%
Avery Dennison Corp.	9,358	541,828
Kimberly-Clark Corp.	40,139	2,845,454

		3,387,282

INSURANCE – 3.60%
Ambac Financial Group Inc.	7,933	292,172
Cincinnati Financial Corp.	29,714	1,182,023
Hartford Financial Services Group Inc. (The)	3,819	370,558
Nationwide Financial Services Inc. Class A	11,543	619,282
Principal Financial Group Inc.	6,092	412,246
Prudential Financial Inc.	3,781	365,698
Safeco Corp.	198	11,464
Travelers Companies Inc. (The)	22,946	1,198,011
Unum Group	2,652	61,898

		4,513,352

INTERNET – 2.22%
Amazon.com Inc.[a]	1,223	109,030
eBay Inc.[a]	13,661	493,162
Expedia Inc.[a]	1,330	43,438
Google Inc. Class Aa	2,454	1,734,978

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2007

Security	Shares	Value
Liberty Media Corp. – Liberty Interactive Group Series Aa	650	$13,799
NutriSystem Inc.[a,b]	1,211	36,451
Symantec Corp.[a]	18,571	348,763

		2,779,621

IRON & STEEL – 0.89%
Allegheny Technologies Inc.	120	12,260
Carpenter Technology Corp.	94	13,622
Nucor Corp.	7,965	493,989
Reliance Steel & Aluminum Co.	2,065	120,493
Steel Dynamics Inc.	4,217	224,429
United States Steel Corp.	2,307	248,925

		1,113,718

LODGING – 0.30%
Harrah’s Entertainment Inc.	144	12,708
Marriott International Inc. Class A	5,529	227,297
MGM MIRAGE[a]	1,204	110,298
Wynn Resorts Ltd.	131	21,147

		371,450

MACHINERY – 1.88%
Cummins Inc.	4,938	592,362
Deere & Co.	5,568	862,483
Graco Inc.	5,967	234,861
Rockwell Automation Inc.	9,500	654,360
Terex Corp.[a]	152	11,281

		2,355,347

MANUFACTURING – 2.55%
Eastman Kodak Co.	26,448	758,000
3M Co.	28,247	2,439,411

		3,197,411

MEDIA – 1.94%
Cablevision Systems Corp.[a]	358	10,500
Comcast Corp. Class Aa	496	10,441
Idearc Inc.	6,253	168,706
Liberty Global Inc. Class Aa	7,528	295,474
McGraw-Hill Companies Inc. (The)	13,004	650,720
New York Times Co. (The) Class A	13,612	266,251
Sirius Satellite Radio Inc.[a]	18,066	60,702
Washington Post Co. (The) Class B	1,145	972,105

		2,434,899

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.38%
Commercial Metals Co.	5,892	$184,891
Timken Co. (The)	8,918	296,613

		481,504

MINING – 0.31%
Alcoa Inc.	5,549	219,685
Freeport-McMoRan Copper & Gold Inc.	1,454	171,107

		390,792

OFFICE FURNISHINGS – 0.22%
Steelcase Inc. Class A	15,765	281,721

		281,721

OIL & GAS – 6.72%
Apache Corp.	7,172	744,525
Cabot Oil & Gas Corp.	1,612	63,980
Cheniere Energy Inc.[a,b]	685	27,742
Chesapeake Energy Corp.	23,194	915,699
Chevron Corp.	9,114	834,022
Denbury Resources Inc.[a]	4,050	229,230
Devon Energy Corp.	5,569	520,145
ENSCO International Inc.	1,084	60,151
EOG Resources Inc.	3,368	298,405
Exxon Mobil Corp.	22,363	2,057,172
Hess Corp.	188	13,463
Marathon Oil Corp.	4,558	269,515
Newfield Exploration Co.[a]	5,824	313,564
Noble Energy Inc.	3,282	251,204
Pioneer Natural Resources Co.	5,448	277,957
Quicksilver Resources Inc.[a]	4,262	242,934
Range Resources Corp.	5,573	250,395
Southwestern Energy Co.[a]	2,811	145,413
Unit Corp.[a]	5,136	245,347
Valero Energy Corp.	6,053	426,313
Western Refining Inc.	1,371	50,288
XTO Energy Inc.	2,803	186,063

		8,423,527

OIL & GAS SERVICES – 1.52%
Global Industries Ltd.[a]	771	18,982
Helix Energy Solutions Group Inc.[a]	873	40,376
National Oilwell Varco Inc.[a]	2,006	146,919
Oceaneering International Inc.[a]	1,937	149,672
Schlumberger Ltd.	8,628	833,206

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2007

Security	Shares	Value
Smith International Inc.	9,293	$613,803
Superior Energy Services Inc.[a]	2,528	93,738
Tidewater Inc.	262	14,324

		1,911,020

PACKAGING & CONTAINERS – 0.09%
Owens-Illinois Inc.[a]	2,629	116,780

		116,780

PHARMACEUTICALS – 3.61%
Amylin Pharmaceuticals Inc.[a]	2,076	93,462
Bristol-Myers Squibb Co.	42,661	1,279,403
Express Scripts Inc.[a]	927	58,494
Medco Health Solutions Inc.[a]	140	13,213
Merck & Co. Inc.	26,009	1,515,284
Omnicare Inc.	421	12,419
Pfizer Inc.	58,525	1,440,300
Schering-Plough Corp.	3,664	111,825

		4,524,400

REAL ESTATE – 0.11%
Jones Lang LaSalle Inc.	1,409	134,320

		134,320

REAL ESTATE INVESTMENT TRUSTS – 0.70%
Duke Realty Corp.	2,224	71,502
General Growth Properties Inc.	237	12,883
HRPT Properties Trust	1,689	15,860
ProLogis	10,758	771,779

		872,024

RETAIL – 4.88%
Bed Bath & Beyond Inc.[a]	354	12,015
Best Buy Co. Inc.	11,784	571,760
Darden Restaurants Inc.	5,492	236,156
Gap Inc. (The)	87,508	1,653,901
McDonald’s Corp.	13,332	795,920
Nordstrom Inc.	5,033	198,502
Office Depot Inc.[a]	13,568	254,536
PetSmart Inc.	360	10,782
Staples Inc.	43,056	1,004,927
Starbucks Corp.[a]	33,814	902,158
Tiffany & Co.	2,250	121,905
Walgreen Co.	8,685	344,360
Wendy’s International Inc.	364	12,653

		6,119,575

Security	Shares	Value
SAVINGS & LOANS – 0.55%
Sovereign Bancorp Inc.	31,185	$450,000
Washington Mutual Inc.	8,661	241,469

		691,469

SEMICONDUCTORS – 5.57%
Advanced Micro Devices Inc.[a,b]	13,491	176,462
Applied Materials Inc.	48,882	949,288
Intel Corp.	95,633	2,572,528
Lam Research Corp.[a]	14,901	748,030
LSI Corp.[a]	5,422	35,785
Micron Technology Inc.[a]	4,920	51,709
Texas Instruments Inc.	68,911	2,246,499
Xilinx Inc.	8,578	209,303

		6,989,604

SOFTWARE – 4.40%
Adobe Systems Inc.[a]	14,506	694,837
BEA Systems Inc.[a]	16,994	287,199
Compuware Corp.[a]	3,385	33,850
MasterCard Inc. Class A	711	134,770
Microsoft Corp.	99,337	3,656,595
Novell Inc.[a]	10,245	77,452
Salesforce.com Inc.[a]	8,230	463,925
Total System Services Inc.	5,669	169,843

		5,518,471

TELECOMMUNICATIONS – 5.84%
American Tower Corp. Class Aa	299	13,210
AT&T Inc.	14,088	588,738
Cisco Systems Inc.[a]	69,058	2,283,057
Corning Inc.	9,403	228,211
Crown Castle International Corp.[a]	4,686	192,454
Embarq Corp.	2,289	121,134
Juniper Networks Inc.[a]	1,258	45,288
Leap Wireless International Inc.[a]	2,064	147,184
Level 3 Communications Inc.[a]	4,000	12,120
Motorola Inc.	59,578	1,119,471
NII Holdings Inc. Class Ba	1,499	86,942
QUALCOMM Inc.	13,050	557,626
Telephone and Data Systems Inc.	3,932	274,454
Tellabs Inc.[a]	26,726	235,456
United States Cellular Corp.[a]	2,500	235,375
Verizon Communications Inc.	25,622	1,180,406

		7,321,126

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2007

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.08%
Mattel Inc.	5,075	$106,017

		106,017

TRANSPORTATION – 1.80%
Ryder System Inc.	5,723	273,846
United Parcel Service Inc. Class B	26,338	1,977,984

		2,251,830

TOTAL COMMON STOCKS (Cost: $113,738,410)		125,195,779

SHORT-TERM INVESTMENTS – 0.30%

MONEY MARKET FUNDS – 0.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	160,001	160,001
BGI Cash Premier Fund LLC 5.17%[c,d,e]	212,461	212,461

		372,462

TOTAL SHORT-TERM INVESTMENTS (Cost: $372,462)		372,462

TOTAL INVESTMENTS IN SECURITIES – 100.10% (Cost: $114,110,872)		125,568,241

SHORT POSITIONS[f] – (0.01)%

COMMON STOCKS – (0.01)%
Patriot Coal Corp.	(253)	(8,994)

		(8,994)

TOTAL SHORT POSITIONS (Proceeds: $8,993)		(8,994)

Other Assets, Less Liabilities – (0.09)%		(117,146)

NET ASSETS – 100.00%		$125,442,101

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.25%
Gaiam Inc.[a]	92	$2,139
Omnicom Group Inc.	1,703	86,819

		88,958

AIRLINES – 0.29%
Alaska Air Group Inc.[a]	232	5,893
AMR Corp.[a]	1,308	31,392
JetBlue Airways Corp.[a]	1,012	9,240
Southwest Airlines Co.	3,928	55,817

		102,342

APPAREL – 0.69%
Coach Inc.[a]	1,924	70,341
Deckers Outdoor Corp.[a]	67	9,366
Hartmarx Corp.[a]	190	978
Liz Claiborne Inc.	546	15,545
Nike Inc. Class B	2,012	133,315
Phillips-Van Heusen Corp.	295	14,101
Timberland Co. Class Aa	288	5,619

		249,265

AUTO PARTS & EQUIPMENT – 0.42%
CooperTire & Rubber Co.	348	7,753
Johnson Controls Inc.	3,106	135,794
Modine Manufacturing Co.	186	4,326
Spartan Motors Inc.	153	2,148

		150,021

BANKS – 7.68%
Bank of Hawaii Corp.	260	13,822
Bank of New York Mellon Corp. (The)	5,936	289,974
BB&T Corp.	2,880	106,474
Cathay General Bancorp	288	8,919
Chittenden Corp.	260	9,261
Comerica Inc.	819	38,231
Fifth Third Bancorp	2,808	87,834
First Horizon National Corp.	620	16,170
Heartland Financial USA Inc.	74	1,476
KeyCorp	2,056	58,493
M&T Bank Corp.	390	38,797
National City Corp.	3,328	80,704
Northern Trust Corp.	999	75,135
PNC Financial Services Group Inc. (The)	1,798	129,744
Popular Inc.	1,392	14,686

Security	Shares	Value
Regions Financial Corp.	3,662	$99,313
State Street Corp.	2,041	162,811
SunTrust Banks Inc.	1,833	133,076
Synovus Financial Corp.	1,699	44,786
U.S. Bancorp	8,994	298,241
Wachovia Corp.	9,919	453,596
Wainwright Bank & Trust Co.	28	358
Wells Fargo & Co.	17,427	592,692

		2,754,593

BEVERAGES – 3.56%
Coca-Cola Co. (The)	10,374	640,698
Green Mountain Coffee Roasters Inc.[a]	74	2,760
PepsiAmericas Inc.	301	10,752
PepsiCo Inc.	8,422	620,870

		1,275,080

BIOTECHNOLOGY – 1.67%
Affymetrix Inc.[a]	390	9,929
Amgen Inc.[a]	5,651	328,380
Biogen Idec Inc.[a]	1,495	111,288
Genzyme Corp.[a]	1,380	104,839
Invitrogen Corp.[a]	234	21,264
Millipore Corp.[a]	286	22,208

		597,908

BUILDING MATERIALS – 0.17%
Apogee Enterprises Inc.	158	3,718
Masco Corp.	1,932	46,523
NCI Building Systems Inc.[a]	116	4,545
Simpson Manufacturing Co. Inc.	186	5,578
Trex Co. Inc.[a]	74	802

		61,166

CHEMICALS – 1.27%
Air Products and Chemicals Inc.	1,127	110,277
Airgas Inc.	415	20,945
Cabot Corp.	362	12,674
Ecolab Inc.	924	43,585
Fuller (H.B.) Co.	348	10,242
Lubrizol Corp.	364	24,708
Minerals Technologies Inc.	116	8,146
Praxair Inc.	1,658	141,726
Rohm & Haas Co.	679	35,227
Sigma-Aldrich Corp.	666	34,412
Valspar Corp. (The)	533	13,341

		455,283

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2007

Security	Shares	Value
COMMERCIAL SERVICES – 0.93%
Bright Horizons Family Solutions Inc.[a]	144	$5,587
Convergys Corp.[a]	653	11,969
Cross Country Healthcare Inc.[a]	130	2,042
Deluxe Corp.	288	11,618
DeVry Inc.	309	16,899
Donnelley (R.R.) & Sons Co.	1,133	45,649
Kelly Services Inc. Class A	116	2,439
McKesson Corp.	1,535	101,463
Monster Worldwide Inc.[a]	689	27,960
Moody’s Corp.	1,158	50,628
Quanta Services Inc.[a]	869	28,677
Robert Half International Inc.	872	26,238
Valassis Communications Inc.[a]	274	2,699

		333,868

COMPUTERS – 7.15%
Apple Inc.[a]	4,533	861,043
Ceridian Corp.[a]	741	26,632
Dell Inc.[a]	11,823	361,784
Electronic Data Systems Corp.	2,675	57,753
EMC Corp.[a]	10,959	278,249
Hewlett-Packard Co.	13,442	694,683
Imation Corp.	204	4,545
Lexmark International Inc. Class Aa	497	20,869
Network Appliance Inc.[a]	1,859	58,540
Palm Inc.	594	5,358
Seagate Technology	2,831	78,815
Sun Microsystems Inc.[a]	18,447	105,332
Unisys Corp.[a]	1,936	11,771

		2,565,374

COSMETICS & PERSONAL CARE – 4.08%
Alberto-Culver Co.	458	11,903
Avon Products Inc.	2,251	92,246
Colgate-Palmolive Co.	2,657	202,649
Estee Lauder Companies Inc. (The) Class A	585	25,681
Procter & Gamble Co. (The)	16,277	1,131,577

		1,464,056

DISTRIBUTION & WHOLESALE – 0.29%
Fastenal Co.	637	28,334
Genuine Parts Co.	885	43,427
Grainger (W.W.) Inc.	373	33,540

		105,301

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 7.75%
American Express Co.	6,162	$375,574
Capital One Financial Corp.	2,180	142,986
CIT Group Inc.	1,004	35,381
CME Group Inc.	277	184,551
Federal Home Loan Mortgage Corp.	3,402	177,686
Federal National Mortgage Association	5,065	288,908
Franklin Resources Inc.	846	109,709
Janus Capital Group Inc.	848	29,264
JPMorgan Chase & Co.	17,654	829,738
Merrill Lynch & Co. Inc.	4,506	297,486
Rowe (T.) Price Group Inc.	1,378	88,523
Schwab (Charles) Corp. (The)	4,972	115,549
SLM Corp.	2,134	100,639
TradeStation Group Inc.[a]	144	1,757

		2,777,751

ELECTRIC – 0.26%
Alliant Energy Corp.	596	23,840
Cleco Corp.	316	8,327
IDACORP Inc.	246	8,583
MGE Energy Inc.	116	3,886
OGE Energy Corp.	481	18,422
Ormat Technologies Inc.	71	3,829
Pepco Holdings Inc.	976	27,806

		94,693

ELECTRICAL COMPONENTS & EQUIPMENT – 0.82%
Emerson Electric Co.	4,148	216,816
Energizer Holdings Inc.[a]	299	31,186
Energy Conversion Devices Inc.[a]	218	5,949
Hubbell Inc. Class B	290	15,950
Molex Inc.	788	22,505

		292,406

ELECTRONICS – 0.75%
Arrow Electronics Inc.[a]	638	25,507
Brady Corp. Class A	302	11,144
Coherent Inc.[a]	162	5,314
Dionex Corp.[a]	91	8,008
Itron Inc.[a]	156	16,768
Tektronix Inc.	402	15,216
Thermo Fisher Scientific Inc.[a]	2,231	131,205
Thomas & Betts Corp.[a]	265	14,843
Waters Corp.[a]	529	40,722

		268,727

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2007

Security	Shares	Value
ENERGY - ALTERNATE SOURCES – 0.05%
SunPower Corp. Class Aa	143	$18,084

		18,084

ENGINEERING & CONSTRUCTION – 0.04%
AECOM Technology Corp.[a]	208	7,024
Granite Construction Inc.	186	7,965

		14,989

ENVIRONMENTAL CONTROL – 0.01%
Calgon Carbon Corp.[a]	216	3,218

		3,218

FOOD – 2.39%
Campbell Soup Co.	1,175	43,451
Chiquita Brands International Inc.[a]	246	4,612
Dean Foods Co.	650	18,050
General Mills Inc.	1,722	99,411
Hain Celestial Group Inc.[a]	218	7,643
Heinz (H.J.) Co.	1,689	79,011
Hershey Co. (The)	898	38,713
Kellogg Co.	1,362	71,900
Kroger Co. (The)	3,679	108,126
McCormick & Co. Inc. NVS	653	22,875
Safeway Inc.	2,289	77,826
Smucker (J.M.) Co. (The)	297	15,869
SUPERVALU Inc.	1,079	41,811
Sysco Corp.	3,208	110,002
Tootsie Roll Industries Inc.	165	4,252
United Natural Foods Inc.[a]	246	7,119
Whole Foods Market Inc.	728	36,065
Wrigley (Wm.) Jr. Co.	1,133	69,872

		856,608

FOREST PRODUCTS & PAPER – 0.11%
Caraustar Industries Inc.[a]	158	638
MeadWestvaco Corp.	936	31,487
Rock-Tenn Co. Class A	186	5,424
Wausau Paper Corp.	260	2,603

		40,152

GAS – 0.36%
AGL Resources Inc.	405	16,010
Atmos Energy Corp.	492	13,801
Energen Corp.	360	23,040
Nicor Inc.	260	11,250
NiSource Inc.	1,394	28,507

Security	Shares	Value
Northwest Natural Gas Co.	142	$6,840
Southern Union Co.	647	20,380
WGL Holdings Inc.	274	9,294

		129,122

HAND & MACHINE TOOLS – 0.26%
Baldor Electric Co.	218	8,790
Black & Decker Corp. (The)	340	30,569
Lincoln Electric Holdings Inc.	221	15,967
Snap-On Inc.	306	15,272
Stanley Works (The)	418	24,056

		94,654

HEALTH CARE - PRODUCTS – 5.49%
Bard (C.R.) Inc.	534	44,648
Baxter International Inc.	3,367	202,054
Becton, Dickinson and Co.	1,272	106,161
Gen-Probe Inc.[a]	285	19,956
Hillenbrand Industries Inc.	326	18,002
IDEXX Laboratories Inc.[a]	160	19,485
Invacare Corp.	186	5,033
Johnson & Johnson	15,112	984,849
Medtronic Inc.	5,928	281,224
Patterson Companies Inc.[a]	699	27,338
St. Jude Medical Inc.[a]	1,790	72,907
Stryker Corp.	1,248	88,608
Synovis Life Technologies Inc.[a]	37	884
TECHNE Corp.[a]	195	12,722
Zimmer Holdings Inc.[a]	1,234	85,751

		1,969,622

HEALTH CARE - SERVICES – 1.39%
Health Management
Associates Inc. Class A	1,361	8,996
Humana Inc.[a]	868	65,057
Manor Care Inc.	376	25,034
Molina Healthcare Inc.[a]	74	2,820
Quest Diagnostics Inc.	823	43,767
Sierra Health Services Inc.[a]	280	11,844
UnitedHealth Group Inc.	6,916	339,921

		497,439

HOME BUILDERS – 0.18%
Centex Corp.	602	15,086
Champion Enterprises Inc.[a]	432	5,124
Horton (D.R.) Inc.	1,472	18,680

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2007

Security	Shares	Value
KB Home	403	$11,139
Pulte Homes Inc.	1,080	16,027

		66,056

HOME FURNISHINGS – 0.17%
Harman International Industries Inc.	340	28,628
Whirlpool Corp.	412	32,622

		61,250

HOUSEHOLD PRODUCTS & WARES – 0.76%
American Greetings Corp. Class A	278	7,323
Avery Dennison Corp.	556	32,192
Church & Dwight Co. Inc.	344	16,275
Clorox Co. (The)	736	46,052
Kimberly-Clark Corp.	2,223	157,588
Standard Register Co. (The)	74	949
Tupperware Brands Corp.	305	11,010

		271,389

HOUSEWARES – 0.15%
Newell Rubbermaid Inc.	1,442	42,049
Toro Co. (The)	208	11,577

		53,626

INSURANCE – 3.34%
Aflac Inc.	2,558	160,591
Ambac Financial Group Inc.	533	19,630
Chubb Corp.	2,067	110,274
CIGNA Corp.	1,473	77,318
Cincinnati Financial Corp.	897	35,683
Erie Indemnity Co. Class A	253	14,396
Hartford Financial Services Group Inc. (The)	1,658	160,876
Lincoln National Corp.	1,399	87,256
Marsh & McLennan Companies Inc.	2,815	72,880
MBIA Inc.	653	28,105
MGIC Investment Corp.	430	8,325
Principal Financial Group Inc.	1,392	94,197
Progressive Corp. (The)	3,796	70,226
Safeco Corp.	562	32,540
Travelers Companies Inc. (The)	3,441	179,655
Unum Group	1,888	44,066
Wesco Financial Corp.	8	3,184

		1,199,202

Security	Shares	Value
INTERNET – 0.85%
eBay Inc.[a]	5,939	$214,398
Sapient Corp.[a]	426	2,982
Symantec Corp.[a]	4,708	88,416

		305,796

INVESTMENT COMPANIES – 0.07%
Allied Capital Corp.	821	24,203
Medallion Financial Corp.	53	559

		24,762

IRON & STEEL – 0.28%
Nucor Corp.	1,516	94,022
Schnitzer Steel Industries Inc. Class A	108	7,136

		101,158

LEISURE TIME – 0.19%
Harley-Davidson Inc.	1,313	67,619

		67,619

MACHINERY – 0.93%
Cummins Inc.	543	65,138
Deere & Co.	1,155	178,909
Gerber Scientific Inc.[a]	144	1,591
Graco Inc.	342	13,461
Kadant Inc.[a]	88	2,857
Nordson Corp.	186	9,951
Rockwell Automation Inc.	806	55,517
Tennant Co.	102	4,810

		332,234

MANUFACTURING – 1.68%
CLARCOR Inc.	260	9,480
Cooper Industries Ltd.	948	49,666
Donaldson Co. Inc.	394	16,887
Illinois Tool Works Inc.	2,196	125,743
Leggett & Platt Inc.	894	17,370
Pall Corp.	638	25,565
Smith (A.O.) Corp.	130	4,861
SPX Corp.	289	29,276
3M Co.	3,731	322,209

		601,057

MEDIA – 2.56%
Dow Jones & Co. Inc.	340	20,335
Emmis Communications Corp.	218	1,131

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2007

Security	Shares	Value
Lee Enterprises Inc.	173	$2,777
McClatchy Co. (The) Class A	242	4,015
McGraw-Hill Companies Inc. (The)	1,772	88,671
Meredith Corp.	218	13,570
New York Times Co. (The) Class A	817	15,981
Radio One Inc. Class Aa	28	98
Scholastic Corp.[a]	144	5,700
Scripps (E.W.) Co. Class A	468	21,065
Time Warner Inc.	19,474	355,595
Tribune Co.	439	13,284
Walt Disney Co. (The)	10,127	350,698
Washington Post Co. (The) Class B	30	25,470

		918,390

METAL FABRICATE & HARDWARE – 0.03%
Lawson Products Inc.	28	991
Worthington Industries Inc.	356	8,900

		9,891

OFFICE & BUSINESS EQUIPMENT – 0.39%
IKON Office Solutions Inc.	638	8,422
Pitney Bowes Inc.	1,144	45,806
Xerox Corp.[a]	4,930	85,979

		140,207

OFFICE FURNISHINGS – 0.09%
Herman Miller Inc.	280	7,622
HNI Corp.	251	10,883
Interface Inc. Class A	302	5,777
Steelcase Inc. Class A	390	6,969

		31,251

OIL & GAS – 2.65%
Apache Corp.	1,742	180,837
Chesapeake Energy Corp.	2,129	84,053
Devon Energy Corp.	2,327	217,342
EOG Resources Inc.	1,270	112,522
Helmerich & Payne Inc.	548	17,328
Newfield Exploration Co.[a]	675	36,342
Noble Energy Inc.	885	67,738
Pioneer Natural Resources Co.	640	32,653
Rowan Companies Inc.	577	22,491
Sunoco Inc.	628	46,221
XTO Energy Inc.	2,025	134,419

		951,946

Security	Shares	Value
OIL & GAS SERVICES – 0.73%
Cameron International Corp.[a]	572	$55,690
National Oilwell Varco Inc.[a]	1,874	137,252
Smith International Inc.	1,037	68,494

		261,436

PACKAGING & CONTAINERS – 0.20%
Bemis Co. Inc.	551	15,516
Crown Holdings Inc.[a]	822	20,386
Sealed Air Corp.	810	20,193
Sonoco Products Co.	493	15,244

		71,339

PHARMACEUTICALS – 3.22%
Allergan Inc.	1,609	108,736
Amylin Pharmaceuticals Inc.[a]	586	26,382
Endo Pharmaceuticals Holdings Inc.[a]	734	21,506
Forest Laboratories Inc.[a]	1,652	64,544
Gilead Sciences Inc.[a]	4,855	224,252
King Pharmaceuticals Inc.[a]	1,233	13,070
Merck & Co. Inc.	11,342	660,785
Mylan Inc.	1,272	19,131
Watson Pharmaceuticals Inc.[a]	535	16,350

		1,154,756

PIPELINES – 0.85%
Equitable Resources Inc.	623	35,087
National Fuel Gas Co.	437	21,190
Questar Corp.	896	51,144
Spectra Energy Corp.	3,263	84,773
Williams Companies Inc. (The)	3,107	113,374

		305,568

REAL ESTATE – 0.12%
CB Richard Ellis Group Inc. Class Aa	1,029	25,087
Jones Lang LaSalle Inc.	195	18,589

		43,676

REAL ESTATE INVESTMENT TRUSTS – 0.55%
General Growth Properties Inc.	1,265	68,765
Maguire Properties Inc.	213	5,804
ProLogis	1,330	95,414
Regency Centers Corp.	363	25,947

		195,930

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2007

Security	Shares	Value
RETAIL – 7.39%
AutoZone Inc.[a]	235	$29,236
Bed Bath & Beyond Inc.[a]	1,434	48,670
Best Buy Co. Inc.	1,832	88,889
CarMax Inc.[a]	1,114	23,249
Charming Shoppes Inc.[a]	706	5,239
Circuit City Stores Inc.	794	6,296
Costco Wholesale Corp.	2,281	153,420
CVS Caremark Corp.	7,722	322,548
Darden Restaurants Inc.	721	31,003
Family Dollar Stores Inc.	758	19,215
Foot Locker Inc.	859	12,791
Gap Inc. (The)	2,595	49,045
Home Depot Inc.	8,824	278,044
Limited Brands Inc.	1,670	36,757
Longs Drug Stores Corp.	158	8,297
Lowe’s Companies Inc.	7,743	208,209
McDonald’s Corp.	6,223	371,513
Men’s Wearhouse Inc. (The)	267	11,283
Nordstrom Inc.	1,031	40,663
Nu Skin Enterprises Inc. Class A	273	4,715
Office Depot Inc.[a]	1,430	26,827
Penney (J.C.) Co. Inc.	1,144	64,339
Pep Boys-Manny, Moe & Jack (The)	208	3,060
RadioShack Corp.	675	13,919
Ruby Tuesday Inc.	273	4,360
Staples Inc.	3,728	87,012
Starbucks Corp.[a]	3,879	103,492
Target Corp.	4,416	270,966
Tiffany & Co.	703	38,089
TJX Companies Inc. (The)	2,314	66,944
Walgreen Co.	5,200	206,180
Wendy’s International Inc.	480	16,685

		2,650,955

SAVINGS & LOANS – 0.44%
FirstFed Financial Corp.[a]	54	2,310
Sovereign Bancorp Inc.	1,875	27,056
Washington Mutual Inc.	4,576	127,579

		156,945

SEMICONDUCTORS – 4.15%
Advanced Micro Devices Inc.[a]	2,786	36,441
Analog Devices Inc.	1,638	54,807

Security	Shares	Value
Applied Materials Inc.	7,190	$139,630
Entegris Inc.[a]	573	5,231
Intel Corp.	30,460	819,374
Lam Research Corp.[a]	709	35,592
LSI Corp.[a]	3,718	24,539
Micron Technology Inc.[a]	3,956	41,578
National Semiconductor Corp.	1,296	32,581
Novellus Systems Inc.[a]	613	17,415
Texas Instruments Inc.	7,456	243,066
Xilinx Inc.	1,556	37,966

		1,488,220

SOFTWARE – 6.16%
Adobe Systems Inc.[a]	3,058	146,478
Advent Software Inc.[a]	116	6,418
Autodesk Inc.[a]	1,205	58,925
Automatic Data Processing Inc.	2,776	137,579
BMC Software Inc.[a]	1,055	35,701
Compuware Corp.[a]	1,584	15,840
Electronic Arts Inc.[a]	1,611	98,464
IMS Health Inc.	1,014	25,563
Microsoft Corp.	42,085	1,549,149
Novell Inc.[a]	1,950	14,742
Paychex Inc.	1,764	73,700
Red Hat Inc.[a]	1,011	21,827
Salesforce.com Inc.[a]	416	23,450

		2,207,836

TELECOMMUNICATIONS – 11.27%
Adaptec Inc.[a]	664	2,344
ADC Telecommunications Inc.[a]	678	12,679
Andrew Corp.[a]	805	11,801
AT&T Inc.	31,835	1,330,385
Cisco Systems Inc.[a]	31,770	1,050,316
Citizens Communications Co.	1,732	22,793
Corning Inc.	8,248	200,179
Plantronics Inc.	274	7,494
Polycom Inc.[a]	453	12,675
QUALCOMM Inc.	8,726	372,862
Sprint Nextel Corp.	14,833	253,644
Telephone and Data Systems Inc.	556	38,809
Tellabs Inc.[a]	2,206	19,435
3Com Corp.[a]	2,038	9,945
Verizon Communications Inc.	15,127	696,901

		4,042,262

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

October 31, 2007

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.12%
Mattel Inc.	2,042	$42,657

		42,657

TRANSPORTATION – 2.19%
Arkansas Best Corp.	144	3,953
Expeditors International Washington Inc.	1,114	56,424
FedEx Corp.	1,613	166,687
Kansas City Southern Industries Inc.[a]	432	16,714
Norfolk Southern Corp.	2,065	106,657
Ryder System Inc.	295	14,116
United Parcel Service Inc. Class B	5,483	411,773
YRC Worldwide Inc.[a]	334	8,210

		784,534

TRUCKING & LEASING – 0.03%
GATX Corp.	288	11,799

		11,799

TOTAL COMMON STOCKS (Cost: $33,806,858)		35,814,427

SHORT-TERM INVESTMENTS – 0.13%

MONEY MARKET FUNDS – 0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[b,c]	44,025	44,025

		44,025

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,025)		44,025

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $33,850,883)		35,858,452

Other Assets, Less Liabilities – 0.00%		1,619

NET ASSETS – 100.00%		$35,860,071

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.93%

REITs - APARTMENTS – 18.56%
Apartment Investment and Management Co. Class A	856,540	$40,026,114
AvalonBay Communities Inc.	931,149	114,205,425
BRE Properties Inc. Class A	482,477	26,439,740
Camden Property Trust	739,598	46,113,935
Equity Residential	2,905,837	121,405,870
Essex Property Trust Inc.	353,639	43,649,662
UDR Inc.	2,040,412	48,439,381

		440,280,127

REITs - DIVERSIFIED – 12.00%
Cousins Properties Inc.	706,641	20,344,194
Duke Realty Corp.	1,759,218	56,558,859
Liberty Property Trust	937,239	35,258,931
Vornado Realty Trust	1,544,736	172,577,906

		284,739,890

REITs - HEALTH CARE – 5.25%
HCP Inc.	2,031,021	69,135,955
Ventas Inc.	1,288,977	55,284,224

		124,420,179

REITs - HOTELS – 4.96%
Host Hotels & Resorts Inc.	5,310,228	117,674,652

		117,674,652

REITs - OFFICE PROPERTY – 11.29%
Alexandria Real Estate
Equities Inc.	429,361	44,284,294
Boston Properties Inc.	1,289,310	139,683,845
Mack-Cali Realty Corp.	389,257	15,410,685
SL Green Realty Corp.	566,617	68,368,007

		267,746,831

REITs - REGIONAL MALLS – 18.30%
CBL & Associates Properties Inc.	515,196	17,058,140
General Growth Properties Inc.	2,491,278	135,425,872
Macerich Co. (The)	774,945	66,420,536
Simon Property Group Inc.	2,066,363	215,129,052

		434,033,600

REITs - SHOPPING CENTERS – 12.96%
Developers Diversified Realty Corp.	1,315,195	66,285,828
Federal Realty Investment Trust	494,374	43,613,674

Security	Shares	Value
Kimco Realty Corp.	2,482,860	$103,088,347
Regency Centers Corp.	806,830	57,672,208
Weingarten Realty Investors	961,132	36,772,910

		307,432,967

REITs - STORAGE – 4.74%
Public Storage	1,389,230	112,485,953

		112,485,953

REITs - WAREHOUSE/INDUSTRIAL – 11.87%
AMB Property Corp.	1,263,950	82,599,133
ProLogis	2,773,476	198,969,168

		281,568,301

TOTAL COMMON STOCKS (Cost: $2,464,373,763)		2,370,382,500

SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[a,b]	2,227,358	2,227,358

		2,227,358

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,227,358)		2,227,358

TOTAL INVESTMENTS IN SECURITIES – 100.03% (Cost: $2,466,601,121)		2,372,609,858

Other Assets, Less Liabilities – (0.03)%		(656,426)

NET ASSETS – 100.00%		$2,371,953,432

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2007

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$636,018,230	$322,447,797	$289,425,518	$519,521,707
Affiliated issuers (Note 2)	17,705,456	2,533,932	5,010,726	2,895,298

Total cost of investments	$653,723,686	$324,981,729	$294,436,244	$522,417,005

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$749,970,157	$358,082,889	$257,693,078	$485,455,359
Affiliated issuers (Note 2)	17,705,456	2,533,932	5,010,726	2,895,298

Total value of investments	767,675,613	360,616,821	262,703,804	488,350,657
Receivables:
Investment securities sold	–	–	76,098	–
Dividends and interest	777,205	459,441	71,288	539,317
Capital shares sold	29,654	–	87,192	–

Total Assets	768,482,472	361,076,262	262,938,382	488,889,974

LIABILITIES
Payables:
Investment securities purchased	–	87,950	–	572,949
Collateral for securities on loan (Note 5)	17,563,809	2,124,255	4,939,965	1,905,456
Capital shares redeemed	–	6,699	481,906	111,729
Investment advisory fees (Note 2)	286,270	143,346	109,728	203,116

Total Liabilities	17,850,079	2,362,250	5,531,599	2,793,250

NET ASSETS	$750,632,393	$358,714,012	$257,406,783	$486,096,724

Net assets consist of:
Paid-in capital	$594,623,245	$320,286,489	$277,077,297	$486,589,032
Undistributed (distributions in excess of) net investment income	1,088,570	352,530	(328,920)	1,097,534
Undistributed net realized gain	40,968,651	2,439,901	12,390,846	32,476,506
Net unrealized appreciation (depreciation)	113,951,927	35,635,092	(31,732,440)	(34,066,348)

NET ASSETS	$750,632,393	$358,714,012	$257,406,783	$486,096,724

Shares outstanding[b]	9,550,000	5,500,000	3,800,000	4,500,000

Net asset value per share	$78.60	$65.22	$67.74	$108.02

[a]	Securities on loan with market values of $17,147,585, $2,068,237, $4,810,793 and $1,844,505, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2007

	iShares Dow Jones U.S.			iShares KLD
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Select SocialSM Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$356,604,973	$200,109,164	$1,909,495,455	$113,738,410
Affiliated issuers (Note 2)	2,728,133	1,118,008	51,547,310	372,462

Total cost of investments	$359,333,106	$201,227,172	$1,961,042,765	$114,110,872

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$408,636,911	$180,088,729	$1,714,219,996	$125,195,779
Affiliated issuers (Note 2)	2,728,133	1,118,008	51,547,310	372,462

Total value of investments	411,365,044	181,206,737	1,765,767,306	125,568,241
Receivables:
Investment securities sold	63,957	–	1,164,511	8,993
Due from custodian (Note 4)	–	–	–	3,788
Dividends and interest	257,385	262,680	1,219,625	134,736
Capital shares sold	–	63,753	202,488	–

Total Assets	411,686,386	181,533,170	1,768,353,930	125,715,758

LIABILITIES
Payables:
Investment securities purchased	–	289,340	1,800,299	3,788
Collateral for securities on loan (Note 5)	2,467,473	765,286	49,382,123	212,461
Capital shares redeemed	–	43,211	134,754	–
Short positions, at value (Proceeds: $63,957, $—, $— and $8,993, respectively) (Note 1)	63,968	–	–	8,994
Investment advisory fees (Note 2)	163,805	85,442	601,682	48,414

Total Liabilities	2,695,246	1,183,279	51,918,858	273,657

NET ASSETS	$408,991,140	$180,349,891	$1,716,435,072	$125,442,101

Net assets consist of:
Paid-in capital	$348,456,166	$193,719,992	$2,005,893,024	$112,264,321
Undistributed (distributions in excess of) net investment income	111,134	483,616	(7,881,391)	96,334
Undistributed net realized gain (accumulated net realized loss)	8,391,913	6,166,718	(86,301,102)	1,624,078
Net unrealized appreciation (depreciation)	52,031,927	(20,020,435)	(195,275,459)	11,457,368

NET ASSETS	$408,991,140	$180,349,891	$1,716,435,072	$125,442,101

Shares outstanding[b]	5,350,000	1,500,000	22,300,000	1,950,000

Net asset value per share	$76.45	$120.23	$76.97	$64.33

[a]	Securities on loan with market values of $2,413,325, $749,300, $47,870,360 and $199,871, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2007

	iShares KLD	iShares Cohen & Steers
	400 Social Index Fund	Realty Majors Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$33,806,858	$2,464,373,763
Affiliated issuers (Note 2)	44,025	2,227,358

Total cost of investments	$33,850,883	$2,466,601,121

Investments in securities, at value (Note 1):
Unaffiliated issuers	$35,814,427	$2,370,382,500
Affiliated issuers (Note 2)	44,025	2,227,358

Total value of investments	35,858,452	2,372,609,858
Receivables:
Investment securities sold	11,402	–
Dividends and interest	46,952	19,888
Capital shares sold	–	25,608

Total Assets	35,916,806	2,372,655,354

LIABILITIES
Payables:
Investment securities purchased	41,734	–
Investment advisory fees (Note 2)	15,001	701,922

Total Liabilities	56,735	701,922

NET ASSETS	$35,860,071	$2,371,953,432

Net assets consist of:
Paid-in capital	$33,262,033	$2,338,289,289
Undistributed (distributions in excess of) net investment income	46,419	(5,133,677)
Undistributed net realized gain	544,050	132,789,083
Net unrealized appreciation (depreciation)	2,007,569	(93,991,263)

NET ASSETS	$35,860,071	$2,371,953,432

Shares outstanding[a]	650,000	25,150,000

Net asset value per share	$55.17	$94.31

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2007

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$6,547,542	$3,770,777	$1,154,618	$7,216,935
Interest from affiliated issuers (Note 2)	23,837	11,414	12,301	19,217
Securities lending income from unaffiliated issuers	6,409	1,259	676	687
Securities lending income from affiliated issuers (Note 2)	82,167	28,872	19,538	26,437

Total investment income	6,659,955	3,812,322	1,187,133	7,263,276

EXPENSES
Investment advisory fees (Note 2)	1,555,007	829,029	673,766	1,187,755

Total expenses	1,555,007	829,029	673,766	1,187,755

Net investment income	5,104,948	2,983,293	513,367	6,075,521

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,014,762)	(124,346)	(612,809)	(1,941,178)
In-kind redemptions	51,660,858	13,766,944	18,852,490	39,750,892

Net realized gain	49,646,096	13,642,598	18,239,681	37,809,714

Net change in unrealized appreciation (depreciation)	63,943,699	695,996	(26,906,761)	(77,651,943)

Net realized and unrealized gain (loss)	113,589,795	14,338,594	(8,667,080)	(39,842,229)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,694,743	$17,321,887	$(8,153,713)	$(33,766,708)

[a]	Net of foreign withholding tax of $—, $—, $— and $2,970, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2007

	iShares Dow Jones U.S.			iShares KLD
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Select SocialSM Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,783,412	$3,841,682	$32,869,175	$932,864
Interest from affiliated issuers (Note 2)	16,623	9,338	86,901	3,087
Securities lending income from unaffiliated issuers	164	316	48,328	252
Securities lending income from affiliated issuers (Note 2)	10,959	9,895	427,592	2,293

Total investment income	2,811,158	3,861,231	33,431,996	938,496

EXPENSES
Investment advisory fees (Note 2)	865,461	594,490	3,893,319	270,746

Total expenses	865,461	594,490	3,893,319	270,746

Net investment income	1,945,697	3,266,741	29,538,677	667,750

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	1,420,700	(1,557,350)	(18,747,877)	(869,498)
In-kind redemptions	17,827,303	9,183,724	(67,730,056)	3,203,706

Net realized gain (loss)	19,248,003	7,626,374	(86,477,933)	2,334,208

Net change in unrealized appreciation (depreciation) on:
Investments	9,951,780	(27,613,191)	(95,679,828)	2,928,115
Short positions (Note 1)	(11)	–	–	(1)

Net change in unrealized appreciation (depreciation)	9,951,769	(27,613,191)	(95,679,828)	2,928,114

Net realized and unrealized gain (loss)	29,199,772	(19,986,817)	(182,157,761)	5,262,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,145,469	$(16,720,076)	$(152,619,084)	$5,930,072

[a]	Net of foreign withholding tax of $—, $1,394, $38,254 and $—, respectively.

See notes to financial statements.

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2007

	iShares KLD	iShares Cohen & Steers
	400 Social Index Fund	Realty Majors Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$251,639	$37,552,342
Interest from affiliated issuers (Note 2)	877	92,263
Securities lending income from affiliated issuers (Note 2)	–	14,461

Total investment income	252,516	37,659,066

EXPENSES
Investment advisory fees (Note 2)	71,114	4,224,550

Total expenses	71,114	4,224,550

Net investment income	181,402	33,434,516

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(92,350)	(25,544,781)
In-kind redemptions	691,239	163,967,484

Net realized gain	598,889	138,422,703

Net change in unrealized appreciation (depreciation)	944,937	(396,903,627)

Net realized and unrealized gain (loss)	1,543,826	(258,480,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,725,228	$(225,046,408)

[a]	Net of foreign withholding tax of $36 and $—, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,104,948	$9,934,468	$2,983,293	$7,264,989
Net realized gain	49,646,096	72,106,825	13,642,598	8,584,086
Net change in unrealized appreciation (depreciation)	63,943,699	(13,097,523)	695,996	39,669,667

Net increase in net assets resulting from operations	118,694,743	68,943,770	17,321,887	55,518,742

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,735,891)	(9,664,197)	(3,473,422)	(6,768,800)

Total distributions to shareholders	(4,735,891)	(9,664,197)	(3,473,422)	(6,768,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	244,762,646	450,287,393	53,450,723	52,424,932
Cost of shares redeemed	(241,503,427)	(378,967,567)	(72,791,670)	(81,953,945)

Net increase (decrease) in net assets from capital share transactions	3,259,219	71,319,826	(19,340,947)	(29,529,013)

INCREASE (DECREASE) IN NET ASSETS	117,218,071	130,599,399	(5,492,482)	19,220,929

NET ASSETS
Beginning of period	633,414,322	502,814,923	364,206,494	344,985,565

End of period	$750,632,393	$633,414,322	$358,714,012	$364,206,494

Undistributed net investment income included in net assets at end of period	$1,088,570	$719,513	$352,530	$842,659

SHARES ISSUED AND REDEEMED
Shares sold	3,500,000	7,400,000	850,000	900,000
Shares redeemed	(3,500,000)	(6,400,000)	(1,150,000)	(1,450,000)

Net increase (decrease) in shares outstanding	–	1,000,000	(300,000)	(550,000)

See notes to financial statements.

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Consumer Services Sector Index Fund		iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$513,367	$1,498,801	$6,075,521	$9,481,712
Net realized gain	18,239,681	21,705,628	37,809,714	31,237,766
Net change in unrealized appreciation (depreciation)	(26,906,761)	9,295,789	(77,651,943)	9,664,516

Net increase (decrease) in net assets resulting from operations	(8,153,713)	32,500,218	(33,766,708)	50,383,994

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,096,182)	(1,516,608)	(5,082,313)	(9,984,324)
Return of capital	–	–	–	(264,525)

Total distributions to shareholders	(1,096,182)	(1,516,608)	(5,082,313)	(10,248,849)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	195,225,325	269,029,221	482,879,813	218,931,438
Cost of shares redeemed	(255,503,272)	(228,742,700)	(436,371,576)	(176,865,885)

Net increase (decrease) in net assets from capital share transactions	(60,277,947)	40,286,521	46,508,237	42,065,553

INCREASE (DECREASE) IN NET ASSETS	(69,527,842)	71,270,131	7,659,216	82,200,698

NET ASSETS
Beginning of period	326,934,625	255,664,494	478,437,508	396,236,810

End of period	$257,406,783	$326,934,625	$486,096,724	$478,437,508

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(328,920)	$253,895	$1,097,534	$104,326

SHARES ISSUED AND REDEEMED
Shares sold	2,850,000	4,100,000	4,400,000	1,950,000
Shares redeemed	(3,750,000)	(3,550,000)	(3,950,000)	(1,550,000)

Net increase (decrease) in shares outstanding	(900,000)	550,000	450,000	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,945,697	$3,625,339	$3,266,741	$7,112,183
Net realized gain	19,248,003	21,765,397	7,626,374	47,541,946
Net change in unrealized appreciation (depreciation)	9,951,769	1,113,054	(27,613,191)	(9,657,306)

Net increase (decrease) in net assets resulting from operations	31,145,469	26,503,790	(16,720,076)	44,996,823

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,890,060)	(3,563,119)	(3,200,504)	(7,202,654)

Total distributions to shareholders	(1,890,060)	(3,563,119)	(3,200,504)	(7,202,654)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	130,609,109	104,000,356	126,338,053	489,286,235
Cost of shares redeemed	(58,982,604)	(104,907,982)	(211,400,277)	(453,181,023)

Net increase (decrease) in net assets from capital share transactions	71,626,505	(907,626)	(85,062,224)	36,105,212

INCREASE (DECREASE) IN NET ASSETS	100,881,914	22,033,045	(104,982,804)	73,899,381

NET ASSETS
Beginning of period	308,109,226	286,076,181	285,332,695	211,433,314

End of period	$408,991,140	$308,109,226	$180,349,891	$285,332,695

Undistributed net investment income included in net assets at end of period	$111,134	$55,497	$483,616	$417,379

SHARES ISSUED AND REDEEMED
Shares sold	1,750,000	1,600,000	1,050,000	3,900,000
Shares redeemed	(800,000)	(1,650,000)	(1,700,000)	(3,450,000)

Net increase (decrease) in shares outstanding	950,000	(50,000)	(650,000)	450,000

See notes to financial statements.

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares KLD Select SocialSM Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,538,677	$37,770,589	$667,750	$1,155,928
Net realized gain (loss)	(86,477,933)	325,799,262	2,334,208	8,333,716
Net change in unrealized appreciation (depreciation)	(95,679,828)	(65,241,490)	2,928,114	(1,342,684)

Net increase (decrease) in net assets resulting from operations	(152,619,084)	298,328,361	5,930,072	8,146,960

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,921,038)	(31,554,695)	(655,518)	(1,213,127)
From net realized gain	–	(2,519,505)	–	–
Return of capital	–	(34,057,450)	–	–

Total distributions to shareholders	(34,921,038)	(68,131,650)	(655,518)	(1,213,127)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,320,274,607	13,864,899,170	40,808,632	42,895,636
Cost of shares redeemed	(9,231,834,750)	(13,515,818,274)	(12,596,743)	(87,848,357)

Net increase (decrease) in net assets from capital share transactions	88,439,857	349,080,896	28,211,889	(44,952,721)

INCREASE (DECREASE) IN NET ASSETS	(99,100,265)	579,277,607	33,486,443	(38,018,888)

NET ASSETS
Beginning of period	1,815,535,337	1,236,257,730	91,955,658	129,974,546

End of period	$1,716,435,072	$1,815,535,337	$125,442,101	$91,955,658

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(7,881,391)	$(2,499,030)	$96,334	$84,102

SHARES ISSUED AND REDEEMED
Shares sold	119,750,000	169,200,000	650,000	750,000
Shares redeemed	(118,650,000)	(165,400,000)	(200,000)	(1,600,000)

Net increase (decrease) in shares outstanding	1,100,000	3,800,000	450,000	(850,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares KLD 400 Social Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	Six months ended October 31, 2007 (Unaudited)	Period from November 14, 2006[a] to April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$181,402	$181,763	$33,434,516	$53,112,063
Net realized gain (loss)	598,889	(37,753)	138,422,703	563,359,753
Net change in unrealized appreciation (depreciation)	944,937	1,062,632	(396,903,627)	(7,712,707)

Net increase (decrease) in net assets resulting from operations	1,725,228	1,206,642	(225,046,408)	608,759,109

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(176,679)	(140,067)	(35,271,102)	(46,019,999)
Return of capital	–	–	–	(38,186,539)

Total distributions to shareholders	(176,679)	(140,067)	(35,271,102)	(84,206,538)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,965,527	30,387,090	598,539,747	2,123,952,039
Cost of shares redeemed	(8,111,970)	(4,995,700)	(936,805,511)	(1,711,874,268)

Net increase (decrease) in net assets from capital share transactions	7,853,557	25,391,390	(338,265,764)	412,077,771

INCREASE (DECREASE) IN NET ASSETS	9,402,106	26,457,965	(598,583,274)	936,630,342

NET ASSETS
Beginning of period	26,457,965	–	2,970,536,706	2,033,906,364

End of period	$35,860,071	$26,457,965	$2,371,953,432	$2,970,536,706

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$46,419	$41,696	$(5,133,677)	$(3,297,091)

SHARES ISSUED AND REDEEMED
Shares sold	300,000	600,000	6,400,000	20,800,000
Shares redeemed	(150,000)	(100,000)	(10,050,000)	(16,650,000)

Net increase (decrease) in shares outstanding	150,000	500,000	(3,650,000)	4,150,000

[a]	Commencement of operations.

See notes to financial statements.

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$66.33	$58.81	$47.18	$42.25	$34.41	$39.99

Income from investment operations:
Net investment income	0.56 [a]	1.16 [a]	0.94	0.72	0.66	0.70
Net realized and unrealized gain (loss)[b]	12.23	7.53	11.63	4.94	7.86	(5.62)

Total from investment operations	12.79	8.69	12.57	5.66	8.52	(4.92)

Less distributions from:
Net investment income	(0.52)	(1.17)	(0.94)	(0.73)	(0.68)	(0.66)

Total distributions	(0.52)	(1.17)	(0.94)	(0.73)	(0.68)	(0.66)

Net asset value, end of period	$78.60	$66.33	$58.81	$47.18	$42.25	$34.41

Total return	19.36%[c]	15.10%	26.99%	13.41%	24.85%	(12.30)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$750,632	$633,414	$502,815	$412,854	$316,839	$99,779
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.57%	2.00%	1.83%	1.53%	1.70%	2.10%
Portfolio turnover rate[e]	2%	13%	6%	6%	7%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$62.79	$54.33	$51.35	$52.17	$39.96	$47.91

Income from investment operations:
Net investment income	0.54 [a]	1.23 [a]	0.91	0.76	0.65	0.69
Net realized and unrealized gain (loss)[b]	2.52	8.40	2.97	(0.82)	12.32	(8.04)

Total from investment operations	3.06	9.63	3.88	(0.06)	12.97	(7.35)

Less distributions from:
Net investment income	(0.63)	(1.17)	(0.90)	(0.76)	(0.76)	(0.60)

Total distributions	(0.63)	(1.17)	(0.90)	(0.76)	(0.76)	(0.60)

Net asset value, end of period	$65.22	$62.79	$54.33	$51.35	$52.17	$39.96

Total return	4.92%[c]	17.93%	7.59%	(0.09)%	32.73%	(15.40)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$358,714	$364,206	$344,986	$421,104	$289,569	$87,918
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.72%	2.13%	1.71%	1.54%	1.53%	1.57%
Portfolio turnover rate[e]	3%	5%	6%	9%	5%	28%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$69.56	$61.61	$55.82	$55.54	$45.54	$55.05

Income from investment operations:
Net investment income	0.13 [a]	0.35 [a]	0.16	0.15	0.10	0.05
Net realized and unrealized gain (loss)[b]	(1.65)	7.98	5.79	0.29	10.00	(9.50)

Total from investment operations	(1.52)	8.33	5.95	0.44	10.10	(9.45)

Less distributions from:
Net investment income	(0.30)	(0.38)	(0.16)	(0.15)	(0.10)	(0.05)
Return of capital	–	–	(0.00)[c]	(0.01)	(0.00)[c]	(0.01)

Total distributions	(0.30)	(0.38)	(0.16)	(0.16)	(0.10)	(0.06)

Net asset value, end of period	$67.74	$69.56	$61.61	$55.82	$55.54	$45.54

Total return	(2.18)%[d]	13.56%	10.66%	0.79%	22.21%	(17.17)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$257,407	$326,935	$255,664	$251,212	$219,387	$129,776
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.36%	0.54%	0.26%	0.25%	0.19%	0.11%
Portfolio turnover rate[f]	3%	7%	6%	13%	6%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$118.13	$108.56	$90.88	$87.48	$72.29	$81.20

Income from investment operations:
Net investment income	1.38 [a]	2.23 [a]	2.17	1.95	1.65	1.31
Net realized and unrealized gain (loss)[b]	(10.37)	9.78	17.57	3.22	15.09	(8.94)

Total from investment operations	(8.99)	12.01	19.74	5.17	16.74	(7.63)

Less distributions from:
Net investment income	(1.12)	(2.38)	(2.06)	(1.77)	(1.55)	(1.28)
Return of capital	–	(0.06)	–	–	–	–

Total distributions	(1.12)	(2.44)	(2.06)	(1.77)	(1.55)	(1.28)

Net asset value, end of period	$108.02	$118.13	$108.56	$90.88	$87.48	$72.29

Total return	(7.64)%[c]	11.20%	21.96%	5.89%	23.29%	(9.33)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$486,097	$478,438	$396,237	$299,907	$258,081	$148,203
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	2.44%	1.98%	2.26%	2.23%	2.08%	1.94%
Portfolio turnover rate[e]	2%	10%	6%	7%	7%	28%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$70.02	$64.29	$53.22	$48.43	$38.60	$45.75

Income from investment operations:
Net investment income	0.40 [a]	0.77 [a]	0.62	0.49	0.39	0.38
Net realized and unrealized gain (loss)[b]	6.42	5.73	11.07	4.79	9.84	(7.15)

Total from investment operations	6.82	6.50	11.69	5.28	10.23	(6.77)

Less distributions from:
Net investment income	(0.39)	(0.77)	(0.62)	(0.49)	(0.40)	(0.38)
Return of capital	–	–	–	–	(0.00)[c]	–

Total distributions	(0.39)	(0.77)	(0.62)	(0.49)	(0.40)	(0.38)

Net asset value, end of period	$76.45	$70.02	$64.29	$53.22	$48.43	$38.60

Total return	9.76%[d]	10.24%	22.07%	10.90%	26.56%	(14.75)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$408,991	$308,109	$286,076	$236,838	$157,384	$81,051
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	1.07%	1.22%	1.06%	0.97%	0.94%	1.03%
Portfolio turnover rate[f]	3%	4%	7%	5%	3%	12%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$132.71	$124.37	$104.92	$100.61	$83.54	$92.45

Income from investment operations:
Net investment income	1.68 [a]	2.74 [a]	2.57 [a]	2.22	2.12	1.41
Net realized and unrealized gain (loss)[b]	(12.73)	8.23	19.39	4.25	16.93	(8.90)

Total from investment operations	(11.05)	10.97	21.96	6.47	19.05	(7.49)

Less distributions from:
Net investment income	(1.43)	(2.63)	(2.51)	(2.16)	(1.98)	(1.42)

Total distributions	(1.43)	(2.63)	(2.51)	(2.16)	(1.98)	(1.42)

Net asset value, end of period	$120.23	$132.71	$124.37	$104.92	$100.61	$83.54

Total return	(8.39)%[c]	8.93%	21.21%	6.44%	22.91%	(8.02)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$180,350	$285,333	$211,433	$141,645	$110,671	$116,957
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	2.63%	2.15%	2.29%	2.20%	2.08%	1.90%
Portfolio turnover rate[e]	4%	9%	9%	7%	7%	41%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$85.64	$71.05	$59.42	$46.57	$39.84	$42.76

Income from investment operations:
Net investment income[a]	1.42	1.87	2.58	2.56	2.25	2.13
Net realized and unrealized gain (loss)[b]	(8.66)	15.84	11.66	12.85	7.16	(2.61)

Total from investment operations	(7.24)	17.71	14.24	15.41	9.41	(0.48)

Less distributions from:
Net investment income	(1.43)	(1.44)	(1.56)	(1.77)	(1.82)	(1.99)
Net realized gain	–	(0.12)	(0.44)	–	–	–
Return of capital	–	(1.56)	(0.61)	(0.79)	(0.86)	(0.45)

Total distributions	(1.43)	(3.12)	(2.61)	(2.56)	(2.68)	(2.44)

Net asset value, end of period	$76.97	$85.64	$71.05	$59.42	$46.57	$39.84

Total return	(8.44)%[c]	25.35%	24.42%	33.62%	23.66%	(0.98)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,716,435	$1,815,535	$1,236,258	$736,783	$419,089	$195,203
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	3.62%	2.33%	3.92%	4.56%	4.68%	5.42%
Portfolio turnover rate[e]	2%	29%	19%	16%	20%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares KLD Select SocialSM Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jan. 24, 2005[a] to Apr. 30, 2005

Net asset value, beginning of period	$61.30	$55.31	$49.02	$49.69

Income from investment operations:
Net investment income	0.39 [b]	0.75 [b]	0.67	0.18
Net realized and unrealized gain (loss)[c]	3.02	6.12	6.26	(0.71)

Total from investment operations	3.41	6.87	6.93	(0.53)

Less distributions from:
Net investment income	(0.38)	(0.88)	(0.64)	(0.14)

Total distributions	(0.38)	(0.88)	(0.64)	(0.14)

Net asset value, end of period	$64.33	$61.30	$55.31	$49.02

Total return	5.57%[d]	12.58%	14.20%	(1.07)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$125,442	$91,956	$129,975	$41,669
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.23%	1.34%	1.32%	1.16%
Portfolio turnover rate[f]	14%	46%	46%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares KLD 400 Social Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from Nov. 14, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$52.92	$50.33

Income from investment operations:
Net investment income[b]	0.34	0.36
Net realized and unrealized gain[c]	2.20	2.51

Total from investment operations	2.54	2.87

Less distributions from:
Net investment income	(0.29)	(0.28)

Total distributions	(0.29)	(0.28)

Net asset value, end of period	$55.17	$52.92

Total return	4.82%[d]	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,860	$26,458
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.28%	1.51%
Portfolio turnover rate[f]	4%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$103.14	$82.51	$66.57	$50.31	$42.50	$44.84

Income from investment operations:
Net investment income[a]	1.30	1.95	2.68	2.67	2.42	2.26
Net realized and unrealized gain (loss)[b]	(8.76)	21.76	16.13	16.45	8.14	(2.12)

Total from investment operations	(7.46)	23.71	18.81	19.12	10.56	0.14

Less distributions from:
Net investment income	(1.37)	(1.68)	(1.82)	(2.01)	(1.94)	(1.88)
Net realized gain	–	–	(0.00)[c]	–	–	–
Return of capital	–	(1.40)	(1.05)	(0.85)	(0.81)	(0.60)

Total distributions	(1.37)	(3.08)	(2.87)	(2.86)	(2.75)	(2.48)

Net asset value, end of period	$94.31	$103.14	$82.51	$66.57	$50.31	$42.50

Total return	(7.18)%[d]	29.16%	28.76%	38.61%	24.97%	0.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,371,953	$2,970,537	$2,033,906	$1,298,080	$724,446	$267,732
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%[f]
Ratio of net investment income to average net assets[e]	2.77%	2.03%	3.55%	4.36%	4.67%	5.46%[f]
Portfolio turnover rate[g]	3%	14%	18%	28%	15%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Includes voluntary reimbursement from the investment adviser. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 5.45%, respectively.

[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate, iShares KLD Select SocialSM, iShares KLD 400 Social and iShares Cohen & Steers Realty Majors Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares KLD Select SocialSM and iShares KLD 400 Social Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2007.

Certain Funds had tax basis net capital loss carryforwards as of April 30, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Dow Jones U.S. Basic Materials Sector	$–	$–	$164,820	$213,728	$–	$–	$2,166,892	$2,545,440

Dow Jones U.S. Consumer Goods Sector	12,169	410,794	786,981	439,017	331,603	6,571,402	1,320,322	9,872,288
Dow Jones U.S. Consumer Services Sector	–	214,348	640,467	434,021	590,495	2,292,509	183,523	4,355,363

74	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Dow Jones U.S. Financial Sector	$–	$–	$–	$775,502	$–	$–	$38,903	$814,405
Dow Jones U.S. Industrial Sector	–	1,765,263	1,969,601	–	3,141,753	–	230,285	7,106,902
Dow Jones U.S. Financial Services	–	–	–	458,579	–	–	–	458,579
KLD Select SocialSM	–	–	–	–	–	228,408	156,260	384,668
Cohen & Steers Realty Majors	–	–	–	–	–	–	550,761	550,761

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2007 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$656,864,307	$121,026,787	$(10,215,481)	$110,811,306
Dow Jones U.S. Consumer Goods Sector	326,055,023	54,107,103	(19,545,305)	34,561,798
Dow Jones U.S. Consumer Services Sector	295,512,127	6,445,750	(39,254,073)	(32,808,323)
Dow Jones U.S. Financial Sector	524,215,430	11,689,008	(47,553,781)	(35,864,773)
Dow Jones U.S. Industrial Sector	362,209,126	57,526,866	(8,370,948)	49,155,918
Dow Jones U.S. Financial Services	201,699,394	5,622,822	(26,115,479)	(20,492,657)
Dow Jones U.S. Real Estate	1,963,360,706	8,245,737	(205,839,137)	(197,593,400)
KLD Select SocialSM	114,942,352	13,428,571	(2,802,682)	10,625,889
KLD 400 Social	33,908,074	3,445,508	(1,495,130)	1,950,378
Cohen & Steers Realty Majors	2,483,096,431	38,062,865	(148,549,438)	(110,486,573)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of October 31, 2007, in order to track the performance of their respective benchmark indexes, the iShares Dow Jones U.S. Industrial Sector Index Fund and iShares KLD Select SocialSM Index Fund sold non-index securities that the Funds received in corporate actions occurring on the opening of market trading on the following business day. Short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Funds’ Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

Prior to August 1, 2007, BGFA was entitled to an annual investment advisory fee of 0.48% of the average daily net assets of each of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds.

76	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares KLD Select SocialSM, iShares KLD 400 Social and iShares Cohen & Steers Realty Majors Index Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of these Funds as follows:

iShares Index Fund	Investment Advisory Fee
KLD Select SocialSM	0.50%
KLD 400 Social	0.50
Cohen & Steers Realty Majors	0.35

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees

Dow Jones U.S. Basic Materials Sector	$88,576

Dow Jones U.S. Consumer Goods Sector	30,131

Dow Jones U.S. Consumer Services Sector	20,214

Dow Jones U.S. Financial Sector	27,124

Dow Jones U.S. Industrial Sector	11,123

iShares Index Fund	Securities Lending Agent Fees

Dow Jones U.S. Financial Services	$10,211

Dow Jones U.S. Real Estate	475,920

KLD Select SocialSM	2,545

Cohen & Steers Realty Majors	14,461

Cross trades for the six months ended October 31, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of October 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$16,098,496	$14,306,133
Dow Jones U.S. Consumer Goods Sector	8,938,057	9,129,010
Dow Jones U.S. Consumer Services Sector	15,496,626	9,278,458
Dow Jones U.S. Financial Sector	16,972,984	10,860,911
Dow Jones U.S. Industrial Sector	15,990,671	8,965,997
Dow Jones U.S. Financial Services	9,925,240	9,442,483
Dow Jones U.S. Real Estate	149,232,362	35,819,334
KLD Select SocialSM	15,801,014	14,807,201
KLD 400 Social	1,378,147	1,175,813
Cohen & Steers Realty Majors	124,649,053	78,450,721

In-kind transactions (see Note 4) for the six months ended October 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$244,164,655	$240,524,492
Dow Jones U.S. Consumer Goods Sector	53,350,144	72,689,525
Dow Jones U.S. Consumer Services Sector	193,807,070	253,042,214
Dow Jones U.S. Financial Sector	481,666,662	435,188,954
Dow Jones U.S. Industrial Sector	130,194,505	58,771,855
Dow Jones U.S. Financial Services	125,952,704	210,350,092
Dow Jones U.S. Real Estate	9,254,597,128	9,199,425,929
KLD Select SocialSM	40,717,959	12,448,875
KLD 400 Social	15,916,184	8,072,697
Cohen & Steers Realty Majors	555,150,879	932,202,580

78	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended October 31, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of October 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

fiscal years beginning after December 15, 2006. As of October 31, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

80	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2007, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed breakpoints in the investment advisory fee rates for certain of the Funds (as discussed below) at various asset levels of such Funds as compared to their Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the investment advisory fee rates of the iShares Cohen & Steers Realty Majors Index Fund, iShares KLD 400 Social and iShares KLD Select SocialSM Index Funds, as the assets of those Funds increase. However, the Board further noted that possible future economies of scale for these Funds had been taken into consideration by fixing the investment advisory fee rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structuring with declining breakpoints where the initial fee was higher. The Board was also presented with materials regarding the proposed breakpoints in the investment advisory fee rates at certain asset levels of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds on an aggregate basis with certain other iShares funds. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the proposed breakpoints were appropriate and warranted at this juncture for the identified Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed breakpoints for certain of the Funds, reflects the sharing and potential further sharing of economies of scale with the Funds’ shareholders.

82	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, with the proposed breakpoints, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, with the proposed breakpoints, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the adoption of breakpoints, for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Notes:

84	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSITM Natural Resources (IGE)

iShares S&P GSTITM Networking (IGN)

iShares S&P GSTITM Semiconductor(IGW)

iShares S&P GSTITM Software (IGV)

iShares S&P GSTITM Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunication Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5854-iS-1207

86	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-012-11007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Aerospace & Defense Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Aerospace & Defense Index (the “Index”). The Index measures the performance of the aerospace and defense sector of the U.S. equity market. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. The Fund invests in a representative sample of securities included in the Index that has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 21.33%, while the Index returned 21.65%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.72%	40.74%	41.51%	25.75%	25.71%	26.52%	41.14%	41.08%	42.31%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Aerospace/Defense	44.58%

Aerospace/Defense – Equipment	28.17

Metal Processors and Fabricators	6.75

Electronics – Military	5.07

Diversified Manufacturing Operations	4.78

Advanced Materials/Products	3.02

Electronic Measuring Instruments	2.57

Automotive – Medium and Heavy Duty Trucks	1.14

Electronic Security Devices	1.05

Enterprise Software/Services	0.84

Electronic Components – Miscellaneous	0.82

Commercial Services	0.72

Firearms and Ammunition	0.44

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Boeing Co. (The)	9.25%

United Technologies Corp.	9.19

Lockheed Martin Corp.	6.95

General Dynamics Corp.	6.41

Raytheon Co.	5.87

Northrop Grumman Corp.	5.81

Precision Castparts Corp.	5.08

Textron Inc.	4.78

L-3 Communications Holdings Inc.	4.09

Rockwell Collins Inc.	3.86

TOTAL	61.29%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Broker-Dealers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Investment Services Index (the “Index”). The Index measures the performance of the investment services sector of the U.S. equity market, and includes companies providing a range of specialized financial services, including securities brokers and dealers, online brokers and securities or commodities exchanges. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 0.61%, while the Index returned 0.71%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.06%	5.89%	6.38%	9.28%	9.14%	9.64%	14.28%	14.07%	14.80%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Finance – Investment Banker/Broker	65.96%

Finance – Other Services	25.57

Investment Management/Advisory Services	8.28

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Goldman Sachs Group Inc. (The)	11.18%

Morgan Stanley	8.40

CME Group Inc.	7.31

Merrill Lynch & Co. Inc.	7.19

Lehman Brothers Holdings Inc.	6.31

Schwab (Charles) Corp. (The)	5.70

NYSE Euronext Inc.	4.78

IntercontinentalExchange Inc.	4.61

Ameriprise Financial Inc.	4.46

Bear Stearns Companies Inc. (The)	3.88

TOTAL	63.82%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Healthcare Providers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Health Care Providers Index (the “Index”). The Index measures the performance of the health care providers sector of the U.S. equity market, and includes companies that are health care providers, such as owners and operators of health maintenance organizations, hospitals, clinics, dentists, opticians, nursing homes and rehabilitation and retirement centers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 2.45%, while the Index returned 2.46%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.46%	18.36%	19.01%	13.88%	13.81%	14.48%	21.59%	21.48%	22.49%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Medical – HMO	50.79%

Pharmacy Services	12.77

Medical Labs and Testing Services	7.73

Life/Health Insurance	4.82

Medical – Hospitals	4.61

Medical – Outpatient/Home Medical Care	3.47

Research and Development	3.06

Medical – Nursing Homes	2.87

Physician Practice Management	2.58

Dialysis Centers	2.55

Physical Therapy/Rehab Centers	1.70

Retirement/Aged Care	1.59

Health Care Cost Containment/Management	0.49

Building – Maintenance and Service	0.42

Commercial Services	0.33

Medical Laser Systems	0.18

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
UnitedHealth Group Inc.	16.30%

WellPoint Inc.	12.54

Aetna Inc.	8.47

Medco Health Solutions Inc.	7.63

CIGNA Corp.	4.82

Express Scripts Inc.	4.65

Humana Inc.	4.24

Coventry Health Care Inc.	3.29

Quest Diagnostics Inc.	2.85

Laboratory Corp. of America Holdings	2.83

TOTAL	67.62%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Home Construction Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Home Construction Index (the “Index”). The Index measures the performance of the home construction sector of the U.S. equity market, and includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month ended October 31, 2007, the Fund declined 41.91%, while the Index declined 41.75%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(45.72)%	(45.69)%	(45.22)%	(43.18)%	(43.16)%	(42.80)%	(57.27)%	(57.25)%	(56.74)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Building – Residential/Commercial	81.07%

Building – Mobil Home/Manufactured Housing and RV	18.65

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Toll Brothers Inc.	6.59%

KB Home	5.84

Ryland Group Inc.	5.82

Lennar Corp. Class A	5.80

Pulte Homes Inc.	5.76

NVR Inc.	5.74

Centex Corp.	5.71

Horton (D.R.) Inc.	5.65

Champion Enterprises Inc.	5.08

M.D.C. Holdings Inc.	4.85

TOTAL	56.84%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Insurance Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Insurance Index (the “Index”). The Index measures the performance of the insurance sector of the U.S. equity market, and includes companies in the following industry groups: full line insurance, insurance brokers, property and casualty insurance, reinsurance and life insurance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund declined 5.78%, while the Index declined 5.58%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.28%	2.26%	2.76%	4.38%	4.30%	4.89%	6.65%	6.53%	7.43%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Multi-line Insurance	54.17%

Life/Health Insurance	23.21

Property/Casualty Insurance	18.68

Financial Guarantee Insurance	1.72

Insurance Brokers	1.59

Reinsurance	0.48

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
American International Group Inc.	23.11%

Prudential Financial Inc.	7.25

Travelers Companies Inc. (The)	5.57

MetLife Inc.	5.07

Aflac Inc.	5.01

Hartford Financial Services Group Inc. (The)	4.99

Allstate Corp. (The)	4.98

Loews Corp.	3.64

Chubb Corp.	3.41

ACE Ltd.	3.20

TOTAL	66.23%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Medical Devices Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Medical Equipment Index (the “Index”). The Index measures the performance of the medical equipment sector of the U.S. equity market, and includes medical equipment companies such as manufacturers and distributors of medical devices such as magnetic resonance imaging (MRI) scanners, prosthetics, pacemakers, X-ray machines, and other non-disposable medical devices. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 11.52%, while the Index returned 11.67%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.54%	24.54%	25.01%	14.62%	14.58%	15.13%	22.78%	22.72%	23.53%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Medical Instruments	37.80%

Medical Products	23.69

Instruments – Scientific	15.03

Medical – Biomedical/Gene	4.67

Respiratory Products	4.05

Hospital Beds/Equipment	3.90

Diagnostic Kits	2.91

Diagnostic Equipment	1.53

Medical Sterilization Products	1.44

Optical Supplies	1.29

Enterprise Software/Services	0.89

Electronic Measuring Instruments	0.75

Ultra Sound Imaging Systems	0.74

Dental Supplies and Equipment	0.68

Medical Laser Systems	0.54

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Medtronic Inc.	8.95%

Thermo Fisher Scientific Inc.	6.64

Stryker Corp.	6.23

Covidien Ltd.	5.83

Boston Scientific Corp.	5.63

Intuitive Surgical Inc.	5.08

Zimmer Holdings Inc.	4.78

St. Jude Medical Inc.	4.39

Waters Corp.	3.53

Varian Medical Systems Inc.	3.22

TOTAL	54.28%

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index (the “Index”). The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market, and includes companies that are engaged in the exploration for and extraction, production, refining, and supply of oil and gas products. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 21.35%, while the Index returned 21.59%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.11%	39.17%	39.43%	19.68%	19.63%	20.15%	31.02%	30.94%	31.70%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Oil Companies – Exploration and Production	81.51%

Oil Refining and Marketing	15.64

Independent Power Producer	1.17

Oil – U.S. Royalty Trusts	1.02

Oil and Gas Drilling	0.55

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Occidental Petroleum Corp.	10.40%

Devon Energy Corp.	7.77

Valero Energy Corp.	7.50

Apache Corp.	7.03

Anadarko Petroleum Corp.	5.89

XTO Energy Inc.	5.45

EOG Resources Inc.	4.92

Chesapeake Energy Corp.	4.11

Noble Energy Inc.	3.30

Ultra Petroleum Corp.	2.87

TOTAL	59.24%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Oil Equipment & Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment & Services Index (the “Index”). The Index measures the performance of the oil equipment and services sector of the U.S. equity market, and includes companies that are suppliers of equipment or services to oil fields and offshore platforms, such as drilling, exploration, engineering, logistics, seismic information services and platform construction. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 22.55%, while the Index returned 22.79%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
44.12%	44.18%	44.79%	15.12%	15.13%	15.69%	23.59%	23.61%	24.43%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Oil – Field Services	49.98%

Oil and Gas Drilling	29.70

Oil Field Machinery and Equipment	16.54

Transportation – Marine	1.40

Oil Companies – Exploration and Production	1.19

Transportation – Services	0.54

Seismic Data Collection	0.52

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Schlumberger Ltd.	14.35%

Halliburton Co.	7.30

Transocean Inc.	7.23

Baker Hughes Inc.	6.10

National Oilwell Varco Inc.	5.82

Weatherford International Ltd.	5.13

GlobalSantaFe Corp.	4.78

Noble Corp.	3.86

Smith International Inc.	3.51

Cameron International Corp.	2.98

TOTAL	61.06%

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Pharmaceuticals Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Pharmaceuticals Index (the “Index”). The Index measures the performance of the pharmaceuticals sector of the U.S. equity market, and includes pharmaceutical companies such as manufacturers of prescription or over-the-counter drugs or vaccines, but excludes producers of vitamins. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund declined 3.37%, while the Index declined 3.11%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.91%	5.04%	5.26%	8.29%	8.37%	8.75%	12.73%	12.85%	13.41%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Medical – Drugs	69.58%

Medical – Generic Drugs	9.88

Medical Products	8.18

Therapeutics	6.73

Drug Delivery Systems	4.73

Consumer Products – Miscellaneous	0.76

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Johnson & Johnson	8.18%

Pfizer Inc.	7.76

Merck & Co. Inc.	7.61

Abbott Laboratories	6.03

Wyeth	5.61

Bristol-Myers Squibb Co.	5.32

Lilly (Eli) and Co.	4.81

Schering-Plough Corp.	4.67

Allergan Inc.	3.87

Forest Laboratories Inc.	3.11

TOTAL	56.97%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Regional Banks Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Regional Banks Index (the “Index”). The Index measures the performance of the regional bank sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Bank Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund declined 11.88%, while the Index declined 11.72%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.06)%	(10.25)%	(9.68)%	(4.97)%	(5.11)%	(4.52)%	(7.38)%	(7.59)%	(6.70)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Super-Regional Banks – U.S.	40.48%

Commercial Banks – Southern U.S.	17.18

Commercial Banks – Central U.S.	8.88

Commercial Banks – Eastern U.S.	7.52

Commercial Banks – Western U.S.	7.15

Savings and Loans/Thrifts – Western U.S.	7.04

Savings and Loans/Thrifts – Eastern U.S.	6.14

Fiduciary Banks	4.32

Finance – Investment Banker/Broker	0.65

Finance – Mortgage Loan/Banker	0.25

Savings and Loans/Thrifts – Central U.S.	0.12

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
U.S. Bancorp	14.45%

SunTrust Banks Inc.	6.40

PNC Financial Services Group Inc. (The)	6.19

Washington Mutual Inc.	6.08

BB&T Corp.	5.15

Regions Financial Corp.	4.82

Fifth Third Bancorp	3.86

Northern Trust Corp.	3.69

National City Corp.	3.48

KeyCorp	2.64

TOTAL	56.76%

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/07)	Ending Account Value (10/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/07 to 10/31/07)
Dow Jones U.S. Aerospace & Defense
Actual	$1,000.00	$1,213.30	0.48%	$2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Broker-Dealers
Actual	1,000.00	1,006.10	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Healthcare Providers
Actual	1,000.00	1,024.50	0.48	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Home Construction
Actual	1,000.00	580.90	0.48	1.91
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/07)	Ending Account Value (10/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/07 to 10/31/07)
Dow Jones U.S. Insurance
Actual	$1,000.00	$942.20	0.48%	$2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Medical Devices
Actual	1,000.00	1,115.20	0.48	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Oil & Gas Exploration & Production
Actual	1,000.00	1,213.50	0.48	2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Oil Equipment & Services
Actual	1,000.00	1,225.50	0.48	2.69
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Pharmaceuticals
Actual	1,000.00	966.30	0.48	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Regional Banks
Actual	1,000.00	881.20	0.48	2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.95%

ADVANCED MATERIALS/PRODUCTS – 3.02%
Ceradyne Inc.[a]	99,330	$6,795,165
Hexcel Corp.[a,b]	345,719	8,653,346

		15,448,511

AEROSPACE/DEFENSE – 44.58%
Boeing Co. (The)	479,335	47,257,638
Esterline Technologies Corp.[a]	111,214	6,092,303
General Dynamics Corp.	360,201	32,763,883
Lockheed Martin Corp.	322,840	35,525,314
Northrop Grumman Corp.	355,447	29,722,478
Raytheon Co.	471,310	29,980,029
Rockwell Collins Inc.	263,797	19,734,653
Spirit AeroSystems Holdings Inc. Class Aa	289,061	10,036,198
Teledyne Technologies Inc.[a]	131,615	6,884,781
TransDigm Group Inc.[a]	123,438	5,618,898
United Industrial Corp.[b]	52,418	4,236,423

		227,852,598

AEROSPACE/DEFENSE – EQUIPMENT – 28.17%
AAR Corp.[a]	172,282	5,521,638
Alliant Techsystems Inc.[a]	93,876	10,362,972
BE Aerospace Inc.[a]	258,811	12,865,495
Curtiss-Wright Corp.	160,948	9,059,763
DRS Technologies Inc.	148,692	8,540,868
GenCorp Inc.[a,b]	331,229	3,901,878
Goodrich Corp.	229,814	16,008,843
HEICO Corp. Class A	115,813	5,018,177
Moog Inc. Class Aa	158,174	7,299,730
Orbital Sciences Corp.[a]	269,374	6,877,118
Sequa Corp. Class Aa	32,825	5,705,641
Triumph Group Inc.	73,241	5,831,448
United Technologies Corp.	613,462	46,985,055

		143,978,626

AUTOMOTIVE – MEDIUM AND HEAVY DUTY TRUCKS – 1.14%
Force Protection Inc.[a,b]	324,773	5,813,437

		5,813,437

Security	Shares	Value
COMMERCIAL SERVICES – 0.72%
DynCorp International Inc.[a]	163,476	$3,701,097

		3,701,097

DIVERSIFIED MANUFACTURING OPERATIONS – 4.78%
Textron Inc.	352,985	24,430,092

		24,430,092

ELECTRONIC COMPONENTS – MISCELLANEOUS – 0.82%
Cubic Corp.	92,797	4,175,865

		4,175,865

ELECTRONIC MEASURING INSTRUMENTS – 2.57%
FLIR Systems Inc.[a]	188,895	13,107,424

		13,107,424

ELECTRONIC SECURITY DEVICES – 1.05%
Taser International Inc.[a,b]	321,372	5,350,844

		5,350,844

ELECTRONICS – MILITARY – 5.07%
EDO Corp.	86,440	5,013,520
L-3 Communications Holdings Inc.	190,500	20,886,420

		25,899,940

ENTERPRISE SOFTWARE/SERVICES – 0.84%
ManTech International Corp. Class Aa	108,286	4,305,451

		4,305,451

FIREARMS AND AMMUNITION – 0.44%
Smith & Wesson Holding Corp.[a]	184,915	2,235,622

		2,235,622

METAL PROCESSORS AND FABRICATORS – 6.75%
Ladish Co. Inc.[a]	80,376	3,688,455
Precision Castparts Corp.	173,421	25,980,200
RBC Bearings Inc.[a]	119,998	4,822,720

		34,491,375

TOTAL COMMON STOCKS (Cost: $470,316,603)		510,790,882

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.11%

MONEY MARKET FUNDS – 3.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	231,461	$231,461
BGI Cash Premier Fund LLC 5.17%[c,d,e]	15,678,321	15,678,321

		15,909,782

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,909,782)		15,909,782

TOTAL INVESTMENTS IN SECURITIES – 103.06% (Cost: $486,226,385)		526,700,664

Other Assets, Less Liabilities – (3.06)%		(15,628,660)

NET ASSETS – 100.00%		$511,072,004

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.81%

FINANCE – INVESTMENT BANKER/ BROKER – 65.96%
Bear Stearns Companies Inc. (The)	86,342	$9,808,451
E*TRADE Financial Corp.[a,b]	514,617	5,732,833
Goldman Sachs Group Inc. (The)	114,004	28,263,872
Interactive Brokers Group Inc.[a]	117,910	3,404,062
Investment Technology Group Inc.[a]	100,646	4,217,067
Jefferies Group Inc.	186,849	4,994,474
KBW Inc.[a,b]	100,121	3,032,665
Knight Capital Group Inc. Class Aa	281,655	3,776,994
LaBranche & Co. Inc.[a]	350,222	1,919,217
Lehman Brothers Holdings Inc.	251,905	15,955,663
Merrill Lynch & Co. Inc.	275,099	18,162,036
MF Global Ltd.[a]	182,443	5,393,015
Morgan Stanley	315,520	21,221,875
optionsXpress Holdings Inc.	133,443	3,971,264
Piper Jaffray Companies[a]	58,737	3,019,082
Raymond James Financial Inc.	157,573	5,869,594
Schwab (Charles) Corp. (The)	619,259	14,391,579
Stifel Financial Corp.[a,b]	46,142	2,618,558
SWS Group Inc.	121,956	2,315,944
TD Ameritrade Holding Corp.[a]	340,737	6,521,706
TradeStation Group Inc.[a]	171,714	2,094,911

		166,684,862

FINANCE – OTHER SERVICES – 25.57%
CME Group Inc.	27,735	18,478,444
GFI Group Inc.[a]	44,374	3,830,364
IntercontinentalExchange Inc.[a]	65,330	11,641,806
International Securities Exchange Holdings Inc.	71,056	4,764,305
Nasdaq Stock Market Inc. (The)[a]	156,750	7,320,225
NYMEX Holdings Inc.	50,565	6,498,614
NYSE Euronext Inc.	128,759	12,086,607

		64,620,365

INVESTMENT MANAGEMENT/ADVISORY SERVICES – 8.28%
Ameriprise Financial Inc.	179,249	11,289,102
Legg Mason Inc.	116,330	9,648,410

		20,937,512

TOTAL COMMON STOCKS (Cost: $258,500,167)		252,242,739

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.75%

MONEY MARKET FUNDS – 3.75%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	577,731	$577,731
BGI Cash Premier Fund LLC 5.17%[c,d,e]	8,907,702	8,907,702

		9,485,433

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,485,433)		9,485,433

TOTAL INVESTMENTS IN SECURITIES – 103.56% (Cost: $267,985,600)		261,728,172

Other Assets, Less Liabilities – (3.56)%		(9,009,373)

NET ASSETS – 100.00%		$252,718,799

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.96%

BUILDING – MAINTENANCE AND SERVICE – 0.42%
Healthcare Services Group Inc.	28,147	$618,108

		618,108

COMMERCIAL SERVICES – 0.33%
HMS Holdings Corp.[a]	17,054	485,527

		485,527

DIALYSIS CENTERS – 2.55%
DaVita Inc.[a]	58,250	3,797,317

		3,797,317

HEALTH CARE COST CONTAINMENT/MANAGEMENT – 0.49%
HealthSpring Inc.[a]	34,412	722,652

		722,652

LIFE/HEALTH INSURANCE – 4.82%
CIGNA Corp.	136,434	7,161,421

		7,161,421

MEDICAL – HMO – 50.79%
Aetna Inc.	224,125	12,589,101
AMERIGROUP Corp.[a]	35,638	1,247,330
Centene Corp.[a]	32,921	768,047
Coventry Health Care Inc.[a]	80,948	4,881,974
Health Net Inc.[a]	62,154	3,332,076
Humana Inc.[a]	84,134	6,305,843
Magellan Health Services Inc.[a]	26,716	1,124,744
Molina Healthcare Inc.[a]	11,715	446,459
Sierra Health Services Inc.[a]	33,102	1,400,215
UnitedHealth Group Inc.	492,593	24,210,946
WellCare Health Plans Inc.[a]	21,395	517,545
WellPoint Inc.[a]	235,236	18,637,748

		75,462,028

MEDICAL – HOSPITALS – 4.61%
Community Health Systems Inc.[a]	58,689	1,932,629
Health Management Associates Inc. Class A	161,254	1,065,889
LifePoint Hospitals Inc.[a,b]	38,647	1,179,506
Tenet Healthcare Corp.[a]	321,022	1,126,787
Universal Health Services Inc. Class B	31,834	1,551,907

		6,856,718

Security	Shares	Value
MEDICAL – NURSING HOMES – 2.87%
Assisted Living Concepts Inc.[a]	46,312	$407,546
Kindred Healthcare Inc.[a]	26,328	559,207
Manor Care Inc.	42,446	2,826,055
Sun Healthcare Group Inc.[a]	29,475	476,021

		4,268,829

MEDICAL – OUTPATIENT/HOME MEDICAL CARE – 3.47%
Amedisys Inc.[a]	18,810	798,484
AmSurg Corp.[a]	22,987	608,006
Apria Healthcare Group Inc.[a]	31,391	758,720
Gentiva Health Services Inc.[a]	20,724	393,342
Lincare Holdings Inc.[a]	52,186	1,814,507
Odyssey Healthcare Inc.[a]	30,068	308,197
Res-Care Inc.[a]	19,405	476,587

		5,157,843

MEDICAL LABS AND TESTING SERVICES – 7.73%
Covance Inc.[a]	36,922	3,046,065
Laboratory Corp. of America Holdings[a,b]	61,233	4,209,769
Quest Diagnostics Inc.	79,638	4,235,149

		11,490,983

MEDICAL LASER SYSTEMS – 0.18%
LCA-Vision Inc.	15,408	263,015

		263,015

PHARMACY SERVICES – 12.77%
Express Scripts Inc.[a]	109,546	6,912,353
HealthExtras Inc.[a]	24,721	720,370
Medco Health Solutions Inc.[a]	120,133	11,338,153

		18,970,876

PHYSICALTHERAPY/REHAB CENTERS – 1.70%
HealthSouth Corp.[a]	55,213	1,107,021
Psychiatric Solutions Inc.[a]	35,939	1,423,184

		2,530,205

PHYSICIAN PRACTICE MANAGEMENT – 2.58%
Healthways Inc.[a]	23,309	1,414,856
Matria Healthcare Inc.[a]	17,332	445,086
Pediatrix Medical Group Inc.[a]	30,105	1,971,877

		3,831,819

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2007

Security	Shares	Value
RESEARCH AND DEVELOPMENT – 3.06%
PAREXEL International Corp.[a]	20,238	$930,948
Pharmaceutical Product Development Inc.	62,691	2,648,068
PharmaNet Development Group Inc.[a]	13,883	449,809
PRA International[a]	17,034	514,256

		4,543,081

RETIREMENT/AGED CARE – 1.59%
Brookdale Senior Living Inc.	34,245	1,263,298
Sunrise Senior Living Inc.[a]	29,884	1,105,708

		2,369,006

TOTAL COMMON STOCKS (Cost: $149,692,487)		148,529,428

SHORT-TERM INVESTMENTS – 1.65%

MONEY MARKET FUNDS – 1.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	123,547	123,547
BGI Cash Premier Fund LLC 5.17%[c,d,e]	2,322,701	2,322,701

		2,446,248

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,446,248)		2,446,248

TOTAL INVESTMENTS IN SECURITIES – 101.61% (Cost: $152,138,735)		150,975,676

Other Assets, Less Liabilities – (1.61)%		(2,386,749)

NET ASSETS – 100.00%		$148,588,927

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.72%

BUILDING – MOBIL HOME/MANUFACTURED HOUSING AND RV – 18.65%
Cavco Industries Inc.[a]	252,170	$9,912,803
Champion Enterprises Inc.[a,b]	899,659	10,669,956
Palm Harbor Homes Inc.[a,b]	619,888	8,821,006
Skyline Corp.	276,347	9,793,738

		39,197,503

BUILDING – RESIDENTIAL/ COMMERCIAL – 81.07%
Beazer Homes USA Inc.[b]	871,444	9,786,316
Brookfield Homes Corp.[b]	426,130	6,404,734
Centex Corp.	479,014	12,004,091
Horton (D.R.) Inc.	936,491	11,884,071
Hovnanian Enterprises Inc. Class Aa,b	730,670	8,307,718
KB Home	444,423	12,283,852
Lennar Corp. Class A	533,908	12,199,798
Levitt Corp. Class A	3,045,331	5,877,489
M.D.C. Holdings Inc.	251,820	10,201,228
M/I Homes Inc.	544,909	9,045,489
Meritage Homes Corp.[a,b]	522,835	8,412,415
NVR Inc.[a,b]	25,338	12,054,553
Pulte Homes Inc.	815,867	12,107,466
Ryland Group Inc.	430,460	12,237,978
Standard-Pacific Corp.[b]	1,122,199	5,386,555
Toll Brothers Inc.[a,b]	604,253	13,843,436
TOUSA Inc.[b]	2,556,249	1,814,937
WCI Communities Inc.[a,b]	1,205,401	6,581,489

		170,433,615

TOTAL COMMON STOCKS (Cost: $266,283,499)		209,631,118

Security	Shares	Value
SHORT-TERM INVESTMENTS – 28.28%

MONEY MARKET FUNDS – 28.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	453,379	$453,379
BGI Cash Premier Fund LLC 5.17%[c,d,e]	59,005,021	59,005,021

		59,458,400

TOTAL SHORT-TERM INVESTMENTS (Cost: $59,458,400)		59,458,400

TOTAL INVESTMENTS IN SECURITIES – 128.00% (Cost: $325,741,899)		269,089,518

Other Assets, Less Liabilities – (28.00)%		(58,858,092)

NET ASSETS – 100.00%		$210,231,426

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.85%

FINANCIAL GUARANTEE INSURANCE – 1.72%
Ambac Financial Group Inc.	6,706	$246,982
Assured Guaranty Ltd.	3,089	71,263
MBIA Inc.	8,176	351,895

		670,140

INSURANCE BROKERS – 1.59%
Brown & Brown Inc.	7,194	181,217
Erie Indemnity Co. Class A	3,051	173,602
Gallagher (Arthur J.) & Co.	6,157	163,838
Hilb Rogal & Hobbs Co.	2,318	102,154

		620,811

LIFE/HEALTH INSURANCE – 23.21%
Aflac Inc.	31,181	1,957,543
American Equity Investment Life Holding Co.	3,342	32,651
Conseco Inc.[a]	11,939	188,517
Delphi Financial Group Inc. Class A	2,710	105,012
FBL Financial Group Inc. Class A	816	33,032
Lincoln National Corp.	17,246	1,075,633
National Western Life Insurance Co. Class A	146	31,723
Nationwide Financial Services Inc. Class A	3,469	186,112
Phoenix Companies Inc. (The)	6,854	94,448
Presidential Life Corp.	1,549	27,278
Principal Financial Group Inc.	17,104	1,157,428
Protective Life Corp.	4,446	190,600
Prudential Financial Inc.	29,286	2,832,542
StanCorp Financial Group Inc.	3,303	182,094
Torchmark Corp.	5,888	383,662
Universal American Financial Corp.[a]	2,429	58,928
Unum Group	22,919	534,929

		9,072,132

MULTI-LINE INSURANCE – 54.17%
ACE Ltd.	20,652	1,251,718
Alfa Corp.	2,330	42,406
Allstate Corp. (The)	37,177	1,948,075
American Financial Group Inc.	4,471	133,683
American International Group Inc.	143,115	9,033,419

Security	Shares	Value
American National Insurance Co.	997	$128,912
Assurant Inc.	6,358	371,562
Cincinnati Financial Corp.	10,276	408,779
CNA Financial Corp.	1,943	77,001
Genworth Financial Inc. Class A	27,865	760,715
Hanover Insurance Group Inc. (The)	3,225	148,576
Hartford Financial Services Group Inc. (The)	20,092	1,949,527
HCC Insurance Holdings Inc.	7,110	212,518
Horace Mann Educators Corp.	2,689	55,635
Loews Corp.	28,964	1,421,843
MetLife Inc.	28,777	1,981,296
Old Republic International Corp.	14,658	224,707
United Fire & Casualty Co.	1,412	45,240
Unitrin Inc.	3,067	142,033
XL Capital Ltd. Class A	11,576	832,893

		21,170,538

PROPERTY/CASUALTY INSURANCE – 18.68%
Alleghany Corp.[a]	332	130,483
Arch Capital Group Ltd.[a]	2,994	223,861
Berkley (W.R.) Corp.	10,505	316,095
Chubb Corp.	24,983	1,332,843
Commerce Group Inc.	3,730	136,108
Employers Holdings Inc.	3,313	63,477
First American Corp.	5,396	162,420
Infinity Property and Casualty Corp.	1,223	49,189
Markel Corp.[a]	632	343,315
Mercury General Corp.	1,672	85,790
Midland Co. (The)	700	44,534
Navigators Group Inc. (The)[a]	856	51,617
OneBeacon Insurance Group Ltd.	1,510	32,480
Philadelphia Consolidated Holding Corp.[a]	3,850	157,080
ProAssurance Corp.[a]	1,946	107,302
Progressive Corp. (The)	43,137	798,035
RLI Corp.	1,358	78,995
Safeco Corp.	6,510	376,929
Safety Insurance Group Inc.	1,020	36,679
Selective Insurance Group Inc.	3,650	88,732
Stewart Information Services Corp.	1,074	31,146
Tower Group Inc.	1,360	41,058
Travelers Companies Inc. (The)	41,713	2,177,836

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2007

Security	Shares	Value
United America Indemnity Ltd. Class Aa	1,447	$31,906
Wesco Financial Corp.	89	35,422
White Mountains Insurance Group Ltd.	502	269,880
Zenith National Insurance Corp.	2,404	96,593

		7,299,805

REINSURANCE – 0.48%
Allied World Assurance Holdings Ltd.	2,196	105,210
Argo Group International Holdings Ltd.[a]	1,952	83,175

		188,385

TOTAL COMMON STOCKS (Cost: $39,700,389)		39,021,811

SHORT-TERM INVESTMENTS – 0.16%

MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[b,c]	64,065	64,065

		64,065

TOTAL SHORT-TERM INVESTMENTS (Cost: $64,065)		64,065

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $39,764,454)		39,085,876

Other Assets, Less Liabilities – (0.01)%		(5,432)

NET ASSETS – 100.00%		$39,080,444

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.91%

DENTAL SUPPLIES AND EQUIPMENT – 0.68%
Sirona Dental Systems Inc.[a]	50,602	$1,702,251

		1,702,251

DIAGNOSTIC EQUIPMENT – 1.53%
Immucor Inc.[a]	118,041	3,806,822

		3,806,822

DIAGNOSTIC KITS – 2.91%
Dade Behring Holdings Inc.	94,128	7,241,267

		7,241,267

ELECTRONIC MEASURING INSTRUMENTS – 0.75%
Analogic Corp.	32,579	1,861,890

		1,861,890

ENTERPRISE SOFTWARE/SERVICES – 0.89%
Omnicell Inc.[a]	83,611	2,207,330

		2,207,330

HOSPITAL BEDS/EQUIPMENT – 3.90%
Hillenbrand Industries Inc.	86,858	4,796,299
Kinetic Concepts Inc.[a]	81,617	4,905,182

		9,701,481

INSTRUMENTS – SCIENTIFIC – 15.03%
Applied Biosystems Group	214,400	7,962,816
Thermo Fisher Scientific Inc.[a]	280,961	16,523,316
Varian Inc.[a]	56,081	4,143,825
Waters Corp.[a]	114,022	8,777,414

		37,407,371

MEDICAL – BIOMEDICAL/GENE – 4.67%
Bio-Rad Laboratories Inc. Class Aa	37,833	3,653,911
Integra LifeSciences Holdings Corp.[a]	45,425	2,201,750
Millipore Corp.[a]	74,369	5,774,753

		11,630,414

MEDICAL INSTRUMENTS – 37.80%
ArthroCare Corp.[a]	56,057	3,634,736
Beckman Coulter Inc.	83,784	5,933,583
Boston Scientific Corp.[a]	1,010,006	14,008,783
Cepheid Inc.[a,b]	124,366	3,218,592
Datascope Corp.	42,144	1,522,663
DJO Inc.[a]	53,776	2,686,111
Intuitive Surgical Inc.[a]	38,637	12,629,276
Kyphon Inc.[a]	69,732	4,942,604

Security	Shares	Value
Medtronic Inc.	469,711	$22,283,090
NuVasive Inc.[a]	77,137	3,300,692
St. Jude Medical Inc.[a]	268,278	10,926,963
Symmetry Medical Inc.[a]	99,200	1,701,280
Thoratec Corp.[a]	122,772	2,451,757
Ventana Medical Systems Inc.[a]	54,866	4,828,208

		94,068,338

MEDICAL LASER SYSTEMS – 0.54%
Palomar Medical Technologies Inc.[a]	53,121	1,343,430

		1,343,430

MEDICAL PRODUCTS – 23.69%
Accuray Inc.[a]	120,127	2,414,553
American Medical Systems Holdings Inc.[a]	158,511	2,027,356
Covidien Ltd.	348,781	14,509,290
Invacare Corp.	85,189	2,305,214
Stryker Corp.	218,187	15,491,277
Varian Medical Systems Inc.[a]	164,465	8,020,958
Wright Medical Group Inc.[a]	85,713	2,271,395
Zimmer Holdings Inc.[a]	171,235	11,899,120

		58,939,163

MEDICAL STERILIZATION PRODUCTS – 1.44%
Steris Corp.	123,582	3,588,821

		3,588,821

OPTICAL SUPPLIES – 1.29%
Advanced Medical Optics Inc.[a,b]	117,169	3,216,289

		3,216,289

RESPIRATORY PRODUCTS – 4.05%
ResMed Inc.[a]	113,240	4,691,533
Respironics Inc.[a]	107,451	5,378,997

		10,070,530

ULTRA SOUND IMAGING SYSTEMS – 0.74%
SonoSite Inc.[a]	52,109	1,833,716

		1,833,716

TOTAL COMMON STOCKS (Cost: $247,997,254)		248,619,113

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2007

Security	Shares	Value

SHORT-TERM INVESTMENTS – 2.07%

MONEY MARKET FUNDS – 2.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	244,617	$244,617
BGI Cash Premier Fund LLC 5.17%[c,d,e]	4,901,219	4,901,219

		5,145,836

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,145,836)		5,145,836

TOTAL INVESTMENTS IN SECURITIES – 101.98% (Cost: $253,143,090)		253,764,949

Other Assets, Less Liabilities – (1.98)%		(4,935,939)

NET ASSETS – 100.00%		$248,829,010

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.89%

INDEPENDENT POWER PRODUCER – 1.17%
Dynegy Inc. Class Aa	202,444	$1,864,509

		1,864,509

OIL – U.S. ROYALTY TRUSTS – 1.02%
BP Prudhoe Bay Royalty Trust[b]	12,787	991,632
Hugoton Royalty Trust	26,299	641,433

		1,633,065

OIL AND GAS DRILLING – 0.55%
Atlas America Inc.	15,118	872,309

		872,309

OIL COMPANIES – EXPLORATION AND PRODUCTION – 81.51%
Anadarko Petroleum Corp.	158,847	9,375,150
Apache Corp.	107,823	11,193,106
Arena Resources Inc.[a]	21,680	791,537
ATP Oil & Gas Corp.[a]	14,659	840,694
Berry Petroleum Co. Class A	21,791	1,061,658
Bill Barrett Corp.[a,b]	18,622	871,510
Cabot Oil & Gas Corp.	49,573	1,967,552
Carrizo Oil & Gas Inc.[a]	15,158	778,970
Chesapeake Energy Corp.	165,689	6,541,402
Cimarex Energy Co.	43,008	1,742,254
CNX Gas Corp.[a]	19,007	606,703
Comstock Resources Inc.[a]	26,993	986,594
Delta Petroleum Corp.[a]	42,148	788,168
Denbury Resources Inc.[a]	56,445	3,194,787
Devon Energy Corp.	132,450	12,370,830
Encore Acquisition Co.[a]	30,749	1,128,488
Energy Partners Ltd.[a]	21,214	325,635
EOG Resources Inc.	88,459	7,837,467
EXCO Resources Inc.[a]	51,465	868,729
Forest Oil Corp.[a]	40,154	1,951,083
Goodrich Petroleum Corp.[a,b]	13,061	433,756
Harvest Natural Resources Inc.[a]	28,950	398,352
Mariner Energy Inc.[a]	47,267	1,181,675

Security	Shares	Value
Newfield Exploration Co.[a]	58,518	$3,150,609
Noble Energy Inc.	68,553	5,247,047
Occidental Petroleum Corp.	239,738	16,553,909
Parallel Petroleum Corp.[a]	26,069	533,632
Penn Virginia Corp.	22,548	1,091,323
Petrohawk Energy Corp.[a]	90,132	1,667,442
Pioneer Natural Resources Co.	56,598	2,887,630
Plains Exploration & Production Co.[a]	37,653	1,918,420
Pogo Producing Co.	24,030	1,431,227
Quicksilver Resources Inc.[a,b]	29,692	1,692,444
Range Resources Corp.	67,720	3,042,660
Rosetta Resources Inc.[a]	32,801	623,219
Southwestern Energy Co.[a]	73,759	3,815,553
St. Mary Land & Exploration Co.	34,979	1,481,710
Stone Energy Corp.[a]	17,395	775,469
Swift Energy Co.[a]	18,860	894,530
Ultra Petroleum Corp.[a]	64,369	4,561,187
W&T Offshore Inc.	19,065	511,323
Warren Resources Inc.[a]	40,266	611,238
Whiting Petroleum Corp.[a]	24,295	1,313,388
XTO Energy Inc.	130,577	8,667,701

		129,707,761

OIL REFINING AND MARKETING – 15.64%
Cheniere Energy Inc.[a,b]	26,515	1,073,857
Frontier Oil Corp.	50,789	2,325,628
Holly Corp.	24,123	1,514,924
Sunoco Inc.	50,611	3,724,970
Tesoro Corp.	60,739	3,676,532
Valero Energy Corp.	169,482	11,936,617
Western Refining Inc.	17,337	635,921

		24,888,449

TOTAL COMMON STOCKS (Cost: $147,760,385)		158,966,093

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.04%

MONEY MARKET FUNDS – 2.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	210,787	$210,787
BGI Cash Premier Fund LLC 5.17%[c,d,e]	3,037,147	3,037,147

		3,247,934

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,247,934)		3,247,934

TOTAL INVESTMENTS IN SECURITIES – 101.93% (Cost: $151,008,319)		162,214,027

Other Assets, Less Liabilities – (1.93)%		(3,075,805)

NET ASSETS – 100.00%		$159,138,222

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.87%

OIL – FIELD SERVICES – 49.98%
Allis-Chalmers Energy Inc.[a]	49,647	$872,298
Baker Hughes Inc.	212,937	18,465,897
Basic Energy Services Inc.[a]	41,692	825,085
BJ Services Co.	250,283	6,304,629
Exterran Holdings Inc.[a,b]	57,850	4,870,970
Global Industries Ltd.[a]	101,393	2,496,296
Halliburton Co.	560,926	22,111,703
Helix Energy Solutions Group Inc.[a]	85,521	3,955,346
Hercules Offshore Inc.[a,b]	103,387	2,795,584
Horizon Offshore Inc.[a]	47,929	771,657
Hornbeck Offshore Services Inc.[a]	35,520	1,388,832
Newpark Resources Inc.[a]	158,205	991,945
Oceaneering International Inc.[a]	53,621	4,143,295
Oil States International Inc.[a]	55,004	2,375,623
Schlumberger Ltd.	449,952	43,451,865
SEACOR Holdings Inc.[a]	25,156	2,305,547
Smith International Inc.	160,746	10,617,273
Superior Energy Services Inc.[a]	86,736	3,216,171
Tetra Technologies Inc.[a]	96,739	1,904,791
Weatherford International Ltd.[a]	239,153	15,523,421
W-H Energy Services Inc.[a]	32,946	1,896,372

		151,284,600

OIL AND GAS DRILLING – 29.70%
Atwood Oceanics Inc.[a]	28,708	2,418,362
Diamond Offshore Drilling Inc.	55,666	6,303,061
ENSCO International Inc.	124,745	6,922,100
GlobalSantaFe Corp.	178,628	14,474,227
Grey Wolf Inc.[a]	247,927	1,395,829
Helmerich & Payne Inc.	97,808	3,092,689
Nabors Industries Ltd.[a]	232,043	6,515,767
Noble Corp.	220,299	11,664,832
Parker Drilling Co.[a]	168,293	1,420,393
Patterson-UTI Energy Inc.	161,123	3,212,793

Security	Shares	Value
Pioneer Drilling Co.[a]	76,652	$933,621
Pride International Inc.[a]	144,942	5,348,360
Rowan Companies Inc.	110,342	4,301,131
Transocean Inc.[a]	183,415	21,894,248

		89,897,413

OIL COMPANIES – EXPLORATION AND PRODUCTION – 1.19%
Petroleum Development Corp.[a]	23,692	1,076,091
Unit Corp.[a]	52,647	2,514,947

		3,591,038

OIL FIELD MACHINERY AND EQUIPMENT – 16.54%
Cameron International Corp.[a]	92,596	9,015,146
CARBO Ceramics Inc.	25,247	1,134,095
Complete Production Services Inc.[a]	64,893	1,291,371
Dresser-Rand Group Inc.[a]	84,838	3,283,231
Dril-Quip Inc.[a]	34,203	1,824,046
Flotek Industries Inc.[a]	26,019	1,321,765
FMC Technologies Inc.[a]	112,126	6,798,199
Grant Prideco Inc.[a]	110,448	5,429,624
Lufkin Industries Inc.	22,452	1,334,996
NATCO Group Inc. Class Aa	19,404	1,034,427
National Oilwell Varco Inc.[a]	240,440	17,609,826

		50,076,726

SEISMIC DATA COLLECTION – 0.52%
ION Geophysical Corp.[a]	105,048	1,591,477

		1,591,477

TRANSPORTATION – MARINE – 1.40%
GulfMark Offshore Inc.[a]	26,474	1,233,159
Tidewater Inc.	54,878	3,000,180

		4,233,339

TRANSPORTATION – SERVICES – 0.54%
Bristow Group Inc.[a]	32,909	1,641,830

		1,641,830

TOTAL COMMON STOCKS (Cost: $285,187,781)		302,316,423

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.73%

MONEY MARKET FUNDS – 1.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	440,979	$440,979
BGI Cash Premier Fund LLC 5.17%[c,d,e]	4,805,609	4,805,609

		5,246,588

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,246,588)		5,246,588

TOTAL INVESTMENTS IN SECURITIES – 101.60% (Cost: $290,434,369)		307,563,011

Other Assets, Less Liabilities – (1.60)%		(4,847,105)

NET ASSETS – 100.00%		$302,715,906

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.86%

CONSUMER PRODUCTS – MISCELLANEOUS – 0.76%
Prestige Brands Holdings Inc.[a]	54,517	$570,248

		570,248

DRUG DELIVERY SYSTEMS – 4.73%
Alkermes Inc.[a]	65,488	1,060,906
Hospira Inc.[a]	45,686	1,888,202
Noven Pharmaceuticals Inc.[a]	37,864	585,377

		3,534,485

MEDICAL – DRUGS – 69.58%
Abbott Laboratories	82,498	4,506,041
Abraxis BioScience Inc.[a]	30,667	761,768
Adams Respiratory Therapeutics Inc.[a,b]	24,901	1,094,150
Allergan Inc.	42,813	2,893,302
Auxilium Pharmaceuticals Inc.[a]	34,302	905,916
Bristol-Myers Squibb Co.	132,637	3,977,784
Cephalon Inc.[a]	22,186	1,635,996
Endo Pharmaceuticals Holdings Inc.[a]	49,142	1,439,861
Forest Laboratories Inc.[a]	59,514	2,325,212
King Pharmaceuticals Inc.[a]	108,435	1,149,411
K-V Pharmaceutical Co. Class Aa	33,767	1,058,258
Lilly (Eli) and Co.	66,306	3,590,470
Medicis Pharmaceutical Corp. Class A	36,292	1,077,509
Merck & Co. Inc.	97,577	5,684,836
Pfizer Inc.	235,526	5,796,295
Pharmion Corp.[a]	22,691	1,091,891
Salix Pharmaceuticals Ltd.[a,b]	55,558	650,029
Schering-Plough Corp.	114,359	3,490,237
Sciele Pharma Inc.[a,b]	32,247	820,364
Sepracor Inc.[a]	47,648	1,312,226
Valeant Pharmaceuticals International[a]	60,146	875,124
ViroPharma Inc.[a]	80,446	692,640
Wyeth	86,176	4,190,739
XenoPort Inc.[a]	19,561	960,054

		51,980,113

MEDICAL – GENERIC DRUGS – 9.88%
Alpharma Inc. Class Aa	39,252	809,376
Barr Pharmaceuticals Inc.[a]	33,382	1,913,456
Mylan Inc.	95,848	1,441,554
Par Pharmaceutical Companies Inc.[a]	36,483	672,746
Perrigo Co.	50,222	1,190,764
Watson Pharmaceuticals Inc.[a]	44,363	1,355,733

		7,383,629

Security	Shares	Value
MEDICAL PRODUCTS – 8.18%
Johnson & Johnson	93,715	$6,107,406

		6,107,406

THERAPEUTICS – 6.73%
Medicines Co. (The)[a]	50,572	968,454
MGI PHARMA INC.[a]	46,263	1,507,248
Theravance Inc.[a]	36,042	901,771
Vanda Pharmaceuticals Inc.[a]	37,986	569,790
Warner Chilcott Ltd. Class Aa	58,424	1,082,597

		5,029,860

TOTAL COMMON STOCKS (Cost: $73,489,279)		74,605,741

SHORT-TERM INVESTMENTS – 3.26%

MONEY MARKET FUNDS – 3.26%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	64,981	64,981
BGI Cash Premier Fund LLC 5.17%[c,d,e]	2,369,694	2,369,694

		2,434,675

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,434,675)		2,434,675

TOTAL INVESTMENTS IN SECURITIES – 103.12% (Cost: $75,923,954)		77,040,416

Other Assets, Less Liabilities – (3.12)%		(2,329,286)

NET ASSETS – 100.00%		$74,711,130

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.73%

COMMERCIAL BANKS – CENTRAL U.S. – 8.88%
AMCORE Financial Inc.	1,850	$43,863
Associated Banc-Corp	10,517	303,521
BOK Financial Corp.	1,985	108,262
Citizens Republic Bancorp Inc.	6,693	101,867
Commerce Bancshares Inc.	5,781	272,690
Cullen/Frost Bankers Inc.	5,293	281,482
First Midwest Bancorp Inc.	4,416	148,731
FirstMerit Corp.	6,625	140,450
International Bancshares Corp.	4,772	104,316
Marshall & Ilsley Corp.	21,144	902,849
Old National Bancorp	5,861	97,937
Park National Corp.[a]	1,026	81,321
Prosperity Bancshares Inc.	3,830	123,786
Sterling Bancshares Inc.	6,500	79,300
TCF Financial Corp.	10,592	241,180
Wintrust Financial Corp.	2,084	76,566

		3,108,121

COMMERCIAL BANKS – EASTERN U.S. – 7.52%
Chittenden Corp.	4,122	146,826
Commerce Bancorp Inc.	17,056	695,032
F.N.B. Corp. (Pennsylvania)	5,317	88,369
Fulton Financial Corp.	15,346	201,186
M&T Bank Corp.	6,831	679,548
People’s United Financial Inc.	11,007	195,704
Provident Bankshares Corp.	2,843	70,137
Susquehanna Bancshares Inc.	4,585	92,479
TrustCo Bank Corp. NYa	6,579	69,343
Valley National Bancorp	10,710	219,341
Webster Financial Corp.	4,799	173,916

		2,631,881

COMMERCIAL BANKS – SOUTHERN U.S. – 17.18%
Alabama National BanCorporation	1,675	132,024
BancorpSouth Inc.	6,818	165,405
BB&T Corp.	48,723	1,801,289
Colonial BancGroup Inc. (The)	13,602	260,886
First BanCorp (Puerto Rico)	6,837	60,097
First Horizon National Corp.	11,090	289,227

Security	Shares	Value
Hancock Holding Co.	2,362	$89,827
Popular Inc.	22,521	237,597
Regions Financial Corp.	62,273	1,688,844
South Financial Group Inc. (The)	6,440	133,050
Synovus Financial Corp.	24,552	647,191
Trustmark Corp.	4,465	120,510
United Bancshares Inc.	3,793	114,928
United Community Banks Inc.	4,294	95,069
W Holding Co. Inc.	11,516	24,184
Whitney Holding Corp.	5,996	153,857

		6,013,985

COMMERCIAL BANKS – WESTERN U.S. – 7.15%
Bank of Hawaii Corp.	4,398	233,798
Cathay General Bancorp	3,765	116,602
City National Corp.	3,554	240,250
East West Bancorp Inc.	5,052	170,454
First Community Bancorp	2,384	116,101
Frontier Financial Corp.	3,911	86,785
Pacific Capital Bancorp	4,139	85,801
Sterling Financial Corp. (Washington)	4,492	101,070
SVB Financial Group[b]	3,058	158,374
UCBH Holdings Inc.	9,196	156,976
Umpqua Holdings Corp.	5,441	92,116
UnionBanCal Corp.	4,720	254,927
Westamerica Bancorporation	2,617	125,825
Zions Bancorporation	9,547	564,323

		2,503,402

FIDUCIARY BANKS – 4.32%
Northern Trust Corp.	17,193	1,293,086
Wilmington Trust Corp.	6,036	219,529

		1,512,615

FINANCE – INVESTMENT BANKER/ BROKER – 0.65%
Lazard Ltd. Class A	4,548	228,310

		228,310

FINANCE – MORTGAGE LOAN/BANKER – 0.25%
IndyMac Bancorp Inc.[a]	6,420	86,156

		86,156

SAVINGS AND LOANS/THRIFTS – CENTRAL U.S. – 0.12%
Anchor BanCorp Wisconsin Inc.	1,686	41,476

		41,476

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2007

Security	Shares	Value
SAVINGS AND LOANS/THRIFTS – EASTERN U.S. – 6.14%
Astoria Financial Corp.	7,859	$204,255
Dime Community Bancshares Inc.	2,763	39,760
First Niagara Financial Group Inc.	9,312	122,918
Hudson City Bancorp Inc.	43,313	678,282
New York Community Bancorp Inc.	25,126	467,595
NewAlliance Bancshares Inc.	9,364	131,002
Provident Financial Services Inc.	5,355	84,823
Sovereign Bancorp Inc.	29,228	421,760

		2,150,395

SAVINGS AND LOANS/THRIFTS – WESTERN U.S. – 7.04%
Downey Financial Corp.	1,830	74,536
FirstFed Financial Corp.[a,b]	1,283	54,887
PFF Bancorp Inc.	1,811	19,287
Washington Federal Inc.	7,635	184,462
Washington Mutual Inc.	76,400	2,130,032

		2,463,204

SUPER-REGIONAL BANKS – U.S. – 40.48%
Comerica Inc.	13,513	630,787
Fifth Third Bancorp	43,267	1,353,392
Huntington Bancshares Inc.	32,377	579,872
KeyCorp	32,503	924,710
National City Corp.	50,234	1,218,174
PNC Financial Services Group Inc. (The)	30,027	2,166,748
SunTrust Banks Inc.	30,866	2,240,872
U.S. Bancorp	152,559	5,058,856

		14,173,411

TOTAL COMMON STOCKS (Cost: $39,689,766)		34,912,956

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.70%

MONEY MARKET FUNDS – 0.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	40,055	$40,055
BGI Cash Premier Fund LLC 5.17%[c,d,e]	204,804	204,804

		244,859

TOTAL SHORT-TERM INVESTMENTS (Cost: $244,859)		244,859

TOTAL INVESTMENTS IN SECURITIES – 100.43% (Cost: $39,934,625)		35,157,815

Other Assets, Less Liabilities – (0.43)%		(149,344)

NET ASSETS – 100.00%		$35,008,471

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2007

	iShares Dow Jones U.S.
	Aerospace & Defense Index Fund	Broker- Dealers Index Fund	Healthcare Providers Index Fund	Home Construction Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$470,316,603	$258,500,167	$149,692,487	$266,283,499
Affiliated issuers (Note 2)	15,909,782	9,485,433	2,446,248	59,458,400

Total cost of investments	$486,226,385	$267,985,600	$152,138,735	$325,741,899

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$510,790,882	$252,242,739	$148,529,428	$209,631,118
Affiliated issuers (Note 2)	15,909,782	9,485,433	2,446,248	59,458,400

Total value of investments	526,700,664	261,728,172	150,975,676	269,089,518
Receivables:
Investment securities sold	–	3,558,400	–	1,732,495
Dividends and interest	262,355	171,875	4,487	154,924
Capital shares sold	–	21,173	–	222,785

Total Assets	526,963,019	265,479,620	150,980,163	271,199,722

LIABILITIES
Payables:
Investment securities purchased	–	2,380,942	–	1,875,668
Collateral for securities on loan (Note 5)	15,678,321	8,907,702	2,322,701	59,005,021
Capital shares redeemed	2,070	1,348,908	6,788	24,048
Investment advisory fees (Note 2)	210,624	123,269	61,747	63,559

Total Liabilities	15,891,015	12,760,821	2,391,236	60,968,296

NET ASSETS	$511,072,004	$252,718,799	$148,588,927	$210,231,426

Net assets consist of:
Paid-in capital	$438,306,387	$254,304,502	$143,109,711	$280,800,202
Undistributed net investment income (accumulated net investment loss)	27,447	235,489	(159,436)	148,116
Undistributed net realized gain (accumulated net realized loss)	32,263,891	4,436,236	6,801,711	(14,064,511)
Net unrealized appreciation (depreciation)	40,474,279	(6,257,428)	(1,163,059)	(56,652,381)

NET ASSETS	$511,072,004	$252,718,799	$148,588,927	$210,231,426

Shares outstanding[b]	7,200,000	4,600,000	2,500,000	10,050,000

Net asset value per share	$70.98	$54.94	$59.44	$20.92

[a]	Securities on loan with market values of $15,311,368, $8,259,054, $2,257,904 and $54,821,954, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2007

	iShares Dow Jones U.S.
	Insurance Index Fund	Medical Devices Index Fund	Oil & Gas Exploration & Production Index Fund	Oil Equipment & Services Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$39,700,389	$247,997,254	$147,760,385	$285,187,781
Affiliated issuers (Note 2)	64,065	5,145,836	3,247,934	5,246,588

Total cost of investments	$39,764,454	$253,143,090	$151,008,319	$290,434,369

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$39,021,811	$248,619,113	$158,966,093	$302,316,423
Affiliated issuers (Note 2)	64,065	5,145,836	3,247,934	5,246,588

Total value of investments	39,085,876	253,764,949	162,214,027	307,563,011
Receivables:
Dividends and interest	10,769	65,897	32,669	81,782
Capital shares sold	–	5,379	–	–

Total Assets	39,096,645	253,836,225	162,246,696	307,644,793

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	–	4,901,219	3,037,147	4,805,609
Capital shares redeemed	–	–	7,263	–
Investment advisory fees (Note 2)	16,201	105,996	64,064	123,278

Total Liabilities	16,201	5,007,215	3,108,474	4,928,887

NET ASSETS	$39,080,444	$248,829,010	$159,138,222	$302,715,906

Net assets consist of:
Paid-in capital	$38,993,703	$228,075,750	$130,554,083	$254,825,725
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	8,692	(124,894)	42,023	(74,507)
Undistributed net realized gain	756,627	20,256,295	17,336,408	30,836,046
Net unrealized appreciation (depreciation)	(678,578)	621,859	11,205,708	17,128,642

NET ASSETS	$39,080,444	$248,829,010	$159,138,222	$302,715,906

Shares outstanding[b]	750,000	4,100,000	2,400,000	4,800,000

Net asset value per share	$52.11	$60.69	$66.31	$63.07

[a]	Securities on loan with market values of $–, $4,800,765, $2,957,622 and $4,649,108, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2007

	iShares Dow Jones U.S.
	Pharmaceuticals Index Fund	Regional Banks Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$73,489,279	$39,689,766
Affiliated issuers (Note 2)	2,434,675	244,859

Total cost of investments	$75,923,954	$39,934,625

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$74,605,741	$34,912,956
Affiliated issuers (Note 2)	2,434,675	244,859

Total value of investments	77,040,416	35,157,815
Receivables:
Dividends and interest	74,901	109,173

Total Assets	77,115,317	35,266,988

LIABILITIES
Payables:
Investment securities purchased	–	39,275
Collateral for securities on loan (Note 5)	2,369,694	204,804
Capital shares redeemed	3,664	–
Investment advisory fees (Note 2)	30,829	14,438

Total Liabilities	2,404,187	258,517

NET ASSETS	$74,711,130	$35,008,471

Net assets consist of:
Paid-in capital	$72,035,291	$39,504,616
Undistributed net investment income	36,807	196,713
Undistributed net realized gain	1,522,570	83,952
Net unrealized appreciation (depreciation)	1,116,462	(4,776,810)

NET ASSETS	$74,711,130	$35,008,471

Shares outstanding[b]	1,350,000	800,000

Net asset value per share	$55.34	$43.76

[a]	Securities on loan with market values of $2,284,917 and $200,440, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2007

	iShares Dow Jones U.S.
	Aerospace & Defense Index Fund	Broker- Dealers Index Fund	Healthcare Providers Index Fund	Home Construction Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,115,901	$1,886,682	$87,929	$515,194
Interest from affiliated issuers (Note 2)	6,460	8,081	3,640	4,729
Securities lending income from unaffiliated issuers	2,466	725	126	7,655
Securities lending income from affiliated issuers (Note 2)	155,804	3,721	4,886	317,830

Total investment income	1,280,631	1,899,209	96,581	845,408

EXPENSES
Investment advisory fees (Note 2)	723,734	574,984	354,965	252,295

Total expenses	723,734	574,984	354,965	252,295

Net investment income (loss)	556,897	1,324,225	(258,384)	593,113

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(637,835)	(14,969,271)	(1,627,387)	(9,511,692)
In-kind redemptions	34,027,648	20,558,451	9,164,979	(1,145,441)

Net realized gain (loss)	33,389,813	5,589,180	7,537,592	(10,657,133)

Net change in unrealized appreciation (depreciation)	24,212,485	(3,840,660)	(4,350,618)	(45,633,105)

Net realized and unrealized gain (loss)	57,602,298	1,748,520	3,186,974	(56,290,238)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,159,195	$3,072,745	$2,928,590	$(55,697,125)

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2007

	iShares Dow Jones U.S.
	Insurance Index Fund	Medical Devices Index Fund	Oil & Gas Exploration & Production Index Fund	Oil Equipment & Services Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$321,100	$313,021	$433,860	$511,579
Interest from affiliated issuers (Note 2)	1,145	4,903	3,493	6,881
Securities lending income from unaffiliated issuers	4	–	632	223
Securities lending income from affiliated issuers (Note 2)	–	7,665	27,662	4,412

Total investment income	322,249	325,589	465,647	523,095

EXPENSES
Investment advisory fees (Note 2)	79,905	450,483	280,345	510,093

Total expenses	79,905	450,483	280,345	510,093

Net investment income (loss)	242,344	(124,894)	185,302	13,002

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(71,614)	(1,563,646)	(450,566)	(732,941)
In-kind redemptions	921,091	22,415,865	18,371,426	32,308,334

Net realized gain	849,477	20,852,219	17,920,860	31,575,393

Net change in unrealized appreciation (depreciation)	(2,024,375)	(1,059,205)	6,635,296	7,216,970

Net realized and unrealized gain (loss)	(1,174,898)	19,793,014	24,556,156	38,792,363

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(932,554)	$19,668,120	$24,741,458	$38,805,365

See notes to financial statements.

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2007

	iShares Dow Jones U.S.
	Pharmaceuticals Index Fund	Regional Banks Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$578,300	$598,380
Interest from affiliated issuers (Note 2)	2,667	1,162
Securities lending income from unaffiliated issuers	12	–
Securities lending income from affiliated issuers (Note 2)	1,882	21,133

Total investment income	582,861	620,675

EXPENSES
Investment advisory fees (Note 2)	185,832	73,829

Total expenses	185,832	73,829

Net investment income	397,029	546,846

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(144,599)	(204,631)
In-kind redemptions	2,694,829	394,427

Net realized gain	2,550,230	189,796

Net change in unrealized appreciation (depreciation)	(5,725,166)	(4,423,086)

Net realized and unrealized loss	(3,174,936)	(4,233,290)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,777,907)	$(3,686,444)

[a]	Net of foreign withholding tax of $– and $762, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Aerospace & Defense Index Fund		iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended October 31, 2007 (Unaudited)	Period from May 1, 2006[a] to April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Period from May 1, 2006[a] to April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$556,897	$404,454	$1,324,225	$298,273
Net realized gain	33,389,813	4,136,024	5,589,180	11,432,109
Net change in unrealized appreciation (depreciation)	24,212,485	16,261,794	(3,840,660)	(2,416,768)

Net increase in net assets resulting from operations	58,159,195	20,802,272	3,072,745	9,313,614

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(540,779)	(393,125)	(1,107,114)	(279,895)

Total distributions to shareholders	(540,779)	(393,125)	(1,107,114)	(279,895)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	409,595,511	196,015,020	2,332,383,183	536,717,350
Cost of shares redeemed	(134,881,129)	(37,684,961)	(2,267,989,199)	(359,391,885)

Net increase in net assets from capital share transactions	274,714,382	158,330,059	64,393,984	177,325,465

INCREASE IN NET ASSETS	332,332,798	178,739,206	66,359,615	186,359,184

NET ASSETS
Beginning of period	178,739,206	–	186,359,184	–

End of period	$511,072,004	$178,739,206	$252,718,799	$186,359,184

Undistributed net investment income included in net assets at end of period	$27,447	$11,329	$235,489	$18,378

SHARES ISSUED AND REDEEMED
Shares sold	6,150,000	3,750,000	45,350,000	10,450,000
Shares redeemed	(2,000,000)	(700,000)	(44,150,000)	(7,050,000)

Net increase in shares outstanding	4,150,000	3,050,000	1,200,000	3,400,000

[a]	Commencement of operations.

See notes to financial statements.

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Providers Index Fund		iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended October 31, 2007 (Unaudited)	Period from May 1, 2006[a] to April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Period from May 1, 2006[a] to April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(258,384)	$2,099,179	$593,113	$402,786
Net realized gain (loss)	7,537,592	11,854,455	(10,657,133)	1,144,358
Net change in unrealized appreciation (depreciation)	(4,350,618)	3,187,559	(45,633,105)	(11,019,276)

Net increase (decrease) in net assets resulting from operations	2,928,590	17,141,193	(55,697,125)	(9,472,132)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,181,262)	(818,969)	(462,990)	(384,793)

Total distributions to shareholders	(1,181,262)	(818,969)	(462,990)	(384,793)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	123,860,178	389,553,879	378,797,104	207,377,394
Cost of shares redeemed	(129,260,548)	(253,634,134)	(188,410,645)	(121,515,387)

Net increase (decrease) in net assets from capital share transactions	(5,400,370)	135,919,745	190,386,459	85,862,007

INCREASE (DECREASE) IN NET ASSETS	(3,653,042)	152,241,969	134,226,344	76,005,082

NET ASSETS
Beginning of period	152,241,969	–	76,005,082	–

End of period	$148,588,927	$152,241,969	$210,231,426	$76,005,082

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(159,436)	$1,280,210	$148,116	$17,993

SHARES ISSUED AND REDEEMED
Shares sold	2,100,000	7,300,000	14,800,000	5,250,000
Shares redeemed	(2,200,000)	(4,700,000)	(6,850,000)	(3,150,000)

Net increase (decrease) in shares outstanding	(100,000)	2,600,000	7,950,000	2,100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Insurance Index Fund		iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended October 31, 2007 (Unaudited)	Period from May 1, 2006[a] to April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Period from May 1, 2006[a] to April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$242,344	$186,826	$(124,894)	$(100,054)
Net realized gain	849,477	1,030,222	20,852,219	3,731,480
Net change in unrealized appreciation (depreciation)	(2,024,375)	1,345,797	(1,059,205)	1,681,064

Net increase (decrease) in net assets resulting from operations	(932,554)	2,562,845	19,668,120	5,312,490

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(237,381)	(183,097)	–	–
Return of capital	–	–	–	(290)

Total distributions to shareholders	(237,381)	(183,097)	–	(290)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,939,363	46,313,825	297,768,994	158,312,441
Cost of shares redeemed	(10,510,019)	(20,872,538)	(188,325,437)	(43,907,308)

Net increase in net assets from capital share transactions	12,429,344	25,441,287	109,443,557	114,405,133

INCREASE IN NET ASSETS	11,259,409	27,821,035	129,111,677	119,717,333

NET ASSETS
Beginning of period	27,821,035	–	119,717,333	–

End of period	$39,080,444	$27,821,035	$248,829,010	$119,717,333

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$8,692	$3,729	$(124,894)	$–

SHARES ISSUED AND REDEEMED
Shares sold	450,000	900,000	5,100,000	3,050,000
Shares redeemed	(200,000)	(400,000)	(3,200,000)	(850,000)

Net increase in shares outstanding	250,000	500,000	1,900,000	2,200,000

[a]	Commencement of operations.

See notes to financial statements.

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund		iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended October 31, 2007 (Unaudited)	Period from May 1, 2006[a] to April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Period from May 1, 2006[a] to April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$185,302	$125,948	$13,002	$129,320
Net realized gain	17,920,860	1,877,218	31,575,393	4,193,273
Net change in unrealized appreciation (depreciation)	6,635,296	4,570,412	7,216,970	9,911,672

Net increase in net assets resulting from operations	24,741,458	6,573,578	38,805,365	14,234,265

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(159,935)	(109,292)	(87,509)	(129,320)
Return of capital	–	–	–	(44,171)

Total distributions to shareholders	(159,935)	(109,292)	(87,509)	(173,491)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	305,060,176	111,958,551	263,643,344	189,257,429
Cost of shares redeemed	(236,164,820)	(52,761,494)	(133,519,059)	(69,444,438)

Net increase in net assets from capital share transactions	68,895,356	59,197,057	130,124,285	119,812,991

INCREASE IN NET ASSETS	93,476,879	65,661,343	168,842,141	133,873,765

NET ASSETS
Beginning of period	65,661,343	–	133,873,765	–

End of period	$159,138,222	$65,661,343	$302,715,906	$133,873,765

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$42,023	$16,656	$(74,507)	$–

SHARES ISSUED AND REDEEMED
Shares sold	5,300,000	2,300,000	4,400,000	4,150,000
Shares redeemed	(4,100,000)	(1,100,000)	(2,200,000)	(1,550,000)

Net increase in shares outstanding	1,200,000	1,200,000	2,200,000	2,600,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Pharmaceuticals Index Fund		iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended October 31, 2007 (Unaudited)	Period from May 1, 2006[a] to April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Period from May 1, 2006[a] to April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$397,029	$525,971	$546,846	$747,949
Net realized gain	2,550,230	1,034,280	189,796	721,613
Net change in unrealized appreciation (depreciation)	(5,725,166)	6,841,628	(4,423,086)	(353,724)

Net increase (decrease) in net assets resulting from operations	(2,777,907)	8,401,879	(3,686,444)	1,115,838

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(388,129)	(498,064)	(486,618)	(611,464)

Total distributions to shareholders	(388,129)	(498,064)	(486,618)	(611,464)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,142,241	77,365,508	35,813,742	57,223,134
Cost of shares redeemed	(19,333,731)	(16,200,667)	(24,348,355)	(30,011,362)

Net increase in net assets from capital share transactions	8,808,510	61,164,841	11,465,387	27,211,772

INCREASE IN NET ASSETS	5,642,474	69,068,656	7,292,325	27,716,146

NET ASSETS
Beginning of period	69,068,656	–	27,716,146	–

End of period	$74,711,130	$69,068,656	$35,008,471	$27,716,146

Undistributed net investment income included in net assets at end of period	$36,807	$27,907	$196,713	$136,485

SHARES ISSUED AND REDEEMED
Shares sold	500,000	1,500,000	750,000	1,150,000
Shares redeemed	(350,000)	(300,000)	(500,000)	(600,000)

Net increase in shares outstanding	150,000	1,200,000	250,000	550,000

[a]	Commencement of operations.

See notes to financial statements.

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Aerospace & Defense Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$58.60	$50.58

Income from investment operations:
Net investment income[b]	0.12	0.23
Net realized and unrealized gain[c]	12.37	8.00

Total from investment operations	12.49	8.23

Less distributions from:
Net investment income	(0.11)	(0.21)

Total distributions	(0.11)	(0.21)

Net asset value, end of period	$70.98	$58.60

Total return	21.33%[d]	16.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$511,072	$178,739
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.37%	0.43%
Portfolio turnover rate[f]	13%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$54.81	$48.41

Income from investment operations:
Net investment income[b]	0.29	0.16
Net realized and unrealized gain[c]	0.03	6.41

Total from investment operations	0.32	6.57

Less distributions from:
Net investment income	(0.19)	(0.17)

Total distributions	(0.19)	(0.17)

Net asset value, end of period	$54.94	$54.81

Total return	0.61%[d]	13.59%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$252,719	$186,359
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.10%	0.31%
Portfolio turnover rate[f]	49%	44%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Providers Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$58.55	$49.60

Income from investment operations:
Net investment income (loss)[b]	(0.10)	1.35
Net realized and unrealized gain[c]	1.53	7.91

Total from investment operations	1.43	9.26

Less distributions from:
Net investment income	(0.54)	(0.31)

Total distributions	(0.54)	(0.31)

Net asset value, end of period	$59.44	$58.55

Total return	2.45%[d]	18.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$148,589	$152,242
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	(0.35)%	2.51%
Portfolio turnover rate[f]	9%	51%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$36.19	$49.50

Income from investment operations:
Net investment income[b]	0.15	0.26
Net realized and unrealized loss[c]	(15.29)	(13.33)

Total from investment operations	(15.14)	(13.07)

Less distributions from:
Net investment income	(0.13)	(0.24)

Total distributions	(0.13)	(0.24)

Net asset value, end of period	$20.92	$36.19

Total return	(41.91)%[d]	(26.44)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$210,231	$76,005
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.12%	0.66%
Portfolio turnover rate[f]	16%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Insurance Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$55.64	$49.55

Income from investment operations:
Net investment income[b]	0.39	0.45
Net realized and unrealized gain (loss)[c]	(3.60)	6.06

Total from investment operations	(3.21)	6.51

Less distributions from:
Net investment income	(0.32)	(0.42)

Total distributions	(0.32)	(0.42)

Net asset value, end of period	$52.11	$55.64

Total return	(5.78)%[d]	13.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,080	$27,821
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.45%	0.89%
Portfolio turnover rate[f]	4%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$54.42	$49.43

Income from investment operations:
Net investment loss[b]	(0.04)	(0.09)
Net realized and unrealized gain[c]	6.31	5.08

Total from investment operations	6.27	4.99

Less distributions from:
Net investment income	–	(0.00)[d]

Total distributions	–	(0.00)[d]

Net asset value, end of period	$60.69	$54.42

Total return	11.52%[e]	10.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$248,829	$119,717
Ratio of expenses to average net assets[f]	0.48%	0.48%
Ratio of net investment loss to average net assets[f]	(0.13)%	(0.18)%
Portfolio turnover rate[g]	14%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$54.72	$50.80

Income from investment operations:
Net investment income[b]	0.09	0.14
Net realized and unrealized gain[c]	11.57	3.90

Total from investment operations	11.66	4.04

Less distributions from:
Net investment income	(0.07)	(0.12)

Total distributions	(0.07)	(0.12)

Net asset value, end of period	$66.31	$54.72

Total return	21.35%[d]	7.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$159,138	$65,661
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.32%	0.29%
Portfolio turnover rate[f]	6%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$51.49	$51.16

Income from investment operations:
Net investment income[b]	0.00 [c]	0.09
Net realized and unrealized gain[d]	11.61	0.33

Total from investment operations	11.61	0.42

Less distributions from:
Net investment income	(0.03)	(0.07)
Return of capital	–	(0.02)

Total distributions	(0.03)	(0.09)

Net asset value, end of period	$63.07	$51.49

Total return	22.55%[e]	0.85%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$302,716	$133,874
Ratio of expenses to average net assets[f]	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.01%	0.20%
Portfolio turnover rate[g]	10%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Pharmaceuticals Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$57.56	$49.80

Income from investment operations:
Net investment income[b]	0.28	0.53
Net realized and unrealized gain (loss)[c]	(2.22)	7.71

Total from investment operations	(1.94)	8.24

Less distributions from:
Net investment income	(0.28)	(0.48)

Total distributions	(0.28)	(0.48)

Net asset value, end of period	$55.34	$57.56

Total return	(3.37)%[d]	16.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$74,711	$69,069
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.02%	1.01%
Portfolio turnover rate[f]	10%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$50.39	$49.34

Income from investment operations:
Net investment income[b]	0.85	1.43
Net realized and unrealized gain (loss)[c]	(6.78)	1.08

Total from investment operations	(5.93)	2.51

Less distributions from:
Net investment income	(0.70)	(1.46)

Total distributions	(0.70)	(1.46)

Net asset value, end of period	$43.76	$50.39

Total return	(11.88)%[d]	5.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,008	$27,716
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.53%	2.87%
Portfolio turnover rate[f]	7%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Pharmaceuticals and iShares Dow Jones U.S. Regional Banks Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2007.

The Funds had tax basis net capital loss carryforwards as of April 30, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2015	Total
Dow Jones U.S. Aerospace & Defense	$218,173	$218,173
Dow Jones U.S. Broker-Dealers	203,587	203,587
Dow Jones U.S. Healthcare Providers	142,089	142,089
Dow Jones U.S. Insurance	83,550	83,550
Dow Jones U.S. Medical Devices	42,150	42,150
Dow Jones U.S. Oil & Gas Exploration & Production	115,443	115,443
Dow Jones U.S. Oil Equipment & Services	64,599	64,599
Dow Jones U.S. Pharmaceuticals	50,522	50,522
Dow Jones U.S. Regional Banks	47,538	47,538

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2007 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Aerospace & Defense	$487,164,317	$43,440,197	$(3,903,850)	$39,536,347
Dow Jones U.S. Broker-Dealers	268,217,794	5,570,583	(12,060,205)	(6,489,622)
Dow Jones U.S. Healthcare Providers	152,534,006	7,290,855	(8,849,185)	(1,558,330)
Dow Jones U.S. Home Construction	330,225,090	–	(61,135,572)	(61,135,572)
Dow Jones U.S. Insurance	39,817,706	1,451,499	(2,183,329)	(731,830)
Dow Jones U.S. Medical Devices	253,502,333	13,931,170	(13,668,554)	262,616
Dow Jones U.S. Oil & Gas Exploration & Production	151,026,129	12,951,124	(1,763,226)	11,187,898
Dow Jones U.S. Oil Equipment & Services	290,799,441	23,471,193	(6,707,623)	16,763,570
Dow Jones U.S. Pharmaceuticals	76,192,860	6,124,289	(5,276,733)	847,556
Dow Jones U.S. Regional Banks	40,036,103	336,423	(5,214,711)	(4,878,288)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

Prior to August 1, 2007, BGFA was entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees

Dow Jones U.S. Aerospace & Defense	$158,270

Dow Jones U.S. Broker-Dealers	4,446

Dow Jones U.S. Healthcare Providers	5,012

Dow Jones U.S. Home Construction	325,485

Dow Jones U.S. Insurance	4

Dow Jones U.S. Medical Devices	7,665

iShares Index Fund	Securities Lending Agent Fees

Dow Jones U.S. Oil & Gas Exploration & Production	$28,294

Dow Jones U.S. Oil Equipment & Services	4,635

Dow Jones U.S. Pharmaceuticals	1,894

Dow Jones U.S. Regional Banks	21,133

Cross trades for the six months ended October 31, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of October 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Aerospace & Defense	$38,797,270	$38,751,758
Dow Jones U.S. Broker-Dealers	107,371,592	148,476,036
Dow Jones U.S. Healthcare Providers	13,363,132	13,828,184
Dow Jones U.S. Home Construction	17,948,129	18,764,906
Dow Jones U.S. Insurance	1,296,289	1,240,893
Dow Jones U.S. Medical Devices	26,306,851	26,097,708
Dow Jones U.S. Oil & Gas Exploration & Production	6,307,172	6,485,861
Dow Jones U.S. Oil Equipment & Services	30,986,868	20,546,706
Dow Jones U.S. Pharmaceuticals	7,257,540	7,239,828
Dow Jones U.S. Regional Banks	2,310,657	2,296,548

In-kind transactions (see Note 4) for the six months ended October 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Aerospace & Defense	$409,071,760	$134,482,340
Dow Jones U.S. Broker-Dealers	2,324,482,164	2,215,234,078
Dow Jones U.S. Healthcare Providers	123,783,948	129,177,492
Dow Jones U.S. Home Construction	377,728,873	186,822,305
Dow Jones U.S. Insurance	22,908,485	10,489,627
Dow Jones U.S. Medical Devices	296,154,216	187,090,245
Dow Jones U.S. Oil & Gas Exploration & Production	304,528,144	235,019,791
Dow Jones U.S. Oil Equipment & Services	253,282,978	132,612,448
Dow Jones U.S. Pharmaceuticals	28,070,692	19,284,168
Dow Jones U.S. Regional Banks	35,733,425	24,230,321

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended October 31, 2007, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of October 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). The Board also reviewed statistical information prepared by Lipper regarding the performance of the Funds since their inception through the period ended March 31, 2007, and a comparison of each such Fund’s performance to that of the funds in its Lipper Group for the same period. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed breakpoints in the investment advisory fee rates for certain of the Funds (as discussed below) at various asset levels of such Funds as compared to their Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the proposed breakpoints in the investment advisory fee rates at certain asset levels of the Funds on an aggregate basis with certain other iShares funds. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the proposed breakpoints were appropriate and warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed breakpoints for the Funds, reflects the sharing and potential further sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, with the proposed breakpoints, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, with the proposed breakpoints, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the adoption of breakpoints, for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	59

Notes:

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSITM Natural Resources (IGE)

iShares S&P GSTITM Networking (IGN)

iShares S&P GSTITM Semiconductor (IGW)

iShares S&P GSTITM Software (IGV)

iShares S&P GSTITM Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunication Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

FAMILY OF FUNDS	61

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5854-iS-1207

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-052-11007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND*

Performance as of October 31, 2007

The iShares Dow Jones U.S. Total Market Index Fund* (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index* (the “Index”). The Index measures the performance of the U.S. equity broad market, and is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 5.55%, while the Index returned 5.68%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.13%	15.26%	15.36%	14.73%	14.80%	14.96%	3.04%	3.05%	3.25%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.13%	15.26%	15.36%	98.76%	99.36%	100.82%	24.80%	24.86%	26.62%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND*

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.81%

Financial	18.43

Industrial	12.15

Communications	11.54

Technology	11.46

Energy	11.42

Consumer Cyclical	8.23

Utilities	3.53

Basic Materials	3.29

Diversified	0.06

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.15%

General Electric Co.	2.61

Microsoft Corp.	1.89

AT&T Inc.	1.57

Bank of America Corp.	1.34

Procter & Gamble Co. (The)	1.34

Citigroup Inc.	1.29

Cisco Systems Inc.	1.24

Chevron Corp.	1.20

Johnson & Johnson	1.17

TOTAL	16.80%

*	As a result of a change in naming conventions by the index provider, effective November 15, 2007, the Dow Jones U.S. Total Market Index changed its name to the Dow Jones U.S. Index, and the iShares Dow Jones U.S. Total Market Index Fund changed its name to the iShares Dow Jones U.S. Index Fund.

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Index measures the performance of the oil and gas sector of the U.S. equity market, and includes companies in the following industry groups: oil and gas producers and oil equipment, services and distribution. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 20.83%, while the Index returned 20.70%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
38.99%	39.11%	39.23%	29.78%	29.72%	30.20%	15.32%	15.29%	15.90%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
38.99%	39.11%	39.23%	268.17%	267.26%	274.12%	186.67%	186.11%	197.58%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Oil & Gas	81.52%

Oil & Gas Services	17.67

Pipelines	0.49

Electric	0.18

Transportation	0.06

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	23.81%

Chevron Corp.	15.19

Schlumberger Ltd.	6.95

Occidental Petroleum Corp.	4.82

ConocoPhillips	4.55

Devon Energy Corp.	3.06

Marathon Oil Corp.	2.60

Apache Corp.	2.59

Valero Energy Corp.	2.52

Baker Hughes Inc.	2.48

TOTAL	68.57%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market, and includes companies in the following industry groups: health care equipment and services and pharmaceuticals and biotechnology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 1.79%, while the Index returned 2.05%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.48%	10.09%	11.00%	8.95%	8.90%	9.55%	3.37%	3.34%	3.97%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.48%	10.09%	11.00%	53.52%	53.15%	57.79%	27.79%	27.43%	33.37%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Pharmaceuticals	43.38%

Health Care – Products	28.63

Health Care – Services	13.05

Biotechnology	11.30

Electronics	2.30

Insurance	0.82

Commercial Services	0.31

Distribution & Wholesale	0.09

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Johnson & Johnson	10.40%

Pfizer Inc.	9.38

Merck & Co. Inc.	6.98

Abbott Laboratories	4.62

UnitedHealth Group Inc.	3.58

Wyeth	3.57

Amgen Inc.	3.47

Bristol-Myers Squibb Co.	3.25

Medtronic Inc.	2.98

Lilly (Eli) and Co.	2.88

TOTAL	51.11%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market, and includes companies in the following industry groups: software and computer services and technology hardware and equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 18.73%, while the Index returned 19.05%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.51%	26.58%	27.18%	16.27%	16.29%	16.93%	(6.87)%	(6.88)%	(6.33)%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.51%	26.58%	27.18%	112.52%	112.65%	118.58%	(41.23)%	(41.25)%	(38.62)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/15/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Computers	28.70%

Software	21.42

Telecommunications	18.81

Semiconductors	18.15

Internet	10.86

Office & Business Equipment	1.08

Distribution & Wholesale	0.25

Energy – Alternate Sources	0.22

Commercial Services	0.15

Electronics	0.07

Retail	0.06

Entertainment	0.05

Machinery	0.05

Engineering & Construction	0.05

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Microsoft Corp.	12.68%

Cisco Systems Inc.	8.28

Apple Inc.	6.66

Google Inc. Class A	6.62

International Business Machines Corp.	6.53

Intel Corp.	6.36

Hewlett-Packard Co.	4.72

Oracle Corp.	3.54

QUALCOMM Inc.	2.91

Dell Inc.	2.54

TOTAL	60.84%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Telecommunications Index (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market, and includes companies in the following industry groups: fixed-line telecommunications and mobile telecommunications. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 2.75%, while the Index returned 1.37%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.85%	15.08%	13.98%	14.75%	14.63%	13.60%	(5.29)%	(5.27)%	(3.27)%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.85%	15.08%	13.98%	98.98%	97.92%	89.22%	(33.26)%	(33.18)%	(21.95)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/22/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Index performance reflects the Dow Jones U.S. Telecommunications Index through May 8, 2007 and the Dow Jones U.S. Select Telecommunications Index thereafter.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Telecommunications	96.15%

Holding Companies – Diversified	3.89

Short-Term and Other Net Assets	(0.04)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
AT&T Inc.	16.19%

Verizon Communications Inc.	12.98

MetroPCS Communications Inc.	7.41

Sprint Nextel Corp.	6.75

Alltel Corp.	5.44

NII Holdings Inc. Class B	3.95

Embarq Corp.	3.92

Leucadia National Corp.	3.89

Qwest Communications International Inc.	3.73

Telephone and Data Systems Inc.	3.60

TOTAL	67.86%

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market, and includes companies in the following industry groups: electricity and gas, water and multi-utilities. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund returned 3.43%, while the Index returned 3.66%.

Average Annual Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.21%	21.22%	21.77%	21.16%	21.13%	21.87%	8.66%	8.64%	9.24%

Cumulative Total Returns

Year Ended 10/31/07			Five Years Ended 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.21%	21.22%	21.77%	161.12%	160.78%	168.82%	84.69%	84.52%	92.12%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Electric	81.84%

Pipelines	10.01

Gas	7.53

Water	0.49

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Exelon Corp.	8.88%

Southern Co. (The)	4.41

Dominion Resources Inc.	4.27

FPL Group Inc.	4.07

Duke Energy Corp.	3.84

Public Service Enterprise Group Inc.	3.84

Entergy Corp.	3.75

Williams Companies Inc. (The)	3.47

FirstEnergy Corp.	3.40

PPL Corp.	3.18

TOTAL	43.11%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones EPAC Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones EPAC Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones World Developed-Ex. U.S. Index, a broad-based index representative of the Europe, Pacific, Asia and Canada (EPAC) regions, which covers developed markets, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 11, 2007 (inception date of the Fund) through October 31, 2007, the Fund returned 8.64%, while the Index returned 8.84%.

Cumulative Total Returns

Inception to 10/31/07

NAV	MARKET	INDEX
8.64%	10.93%	8.84%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 6/11/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Financial	42.55%

Industrial	15.12

Communications	11.69

Consumer Cyclical	7.27

Consumer Non-Cyclical	6.76

Utilities	5.61

Basic Materials	5.04

Energy	3.67

Diversified	1.72

Technology	0.31

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Perpetual Ltd. (Australia)	6.02%

Commonwealth Bank of Australia (Australia)	4.19

Wesfarmers Ltd. (Australia)	3.70

National Australia Bank Ltd. (Australia)	3.27

Royal Bank of Scotland Group PLC (United Kingdom)	2.55

Sims Group Ltd. (Australia)	2.55

Orient Overseas International Ltd. (Hong Kong)	2.34

St. George Bank Ltd. (Australia)	2.21

Westpac Banking Corp. (Australia)	2.21

Singapore Petroleum Co. Ltd. (Singapore)	2.15

TOTAL	31.19%

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund declined 3.77%, while the Index declined 4.06%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.43%	4.28%	5.23%	11.82%	11.76%	12.27%	56.32%	55.97%	58.72%

Total returns for the period since inception are calculated from the inception date of the Fund (11/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Financial	38.20%

Utilities	23.15

Consumer Non-Cyclical	15.38

Basic Materials	9.07

Consumer Cyclical	3.84

Industrial	3.43

Communications	3.29

Energy	2.73

Technology	0.61

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Altria Group Inc.	3.44%

FirstEnergy Corp.	3.06

FPL Group Inc.	2.93

Merck & Co. Inc.	2.86

DTE Energy Co.	2.82

PNC Financial Services Group Inc. (The)	2.77

Bank of America Corp.	2.65

AT&T Inc.	2.62

Pinnacle West Capital Corp.	2.26

Chevron Corp.	2.09

TOTAL	27.50%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of October 31, 2007

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2007, the Fund declined 2.07%, while the Index declined 1.98%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.65%	4.63%	5.03%	15.63%	15.60%	16.06%	80.59%	80.45%	83.35%

Total returns for the period since inception are calculated from the inception date of the Fund (10/6/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
Transportation	87.53%

Airlines	8.34

Trucking & Leasing	4.01

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Union Pacific Corp.	12.43%

FedEx Corp.	10.06

Burlington Northern Santa Fe Corp.	8.50

United Parcel Service Inc. Class B	7.31

Overseas Shipholding Group Inc.	7.25

Alexander & Baldwin Inc.	5.06

Norfolk Southern Corp.	4.94

Expeditors International Washington Inc.	4.93

C.H. Robinson Worldwide Inc.	4.86

Ryder System Inc.	4.42

TOTAL	69.76%

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/07)[a]	Ending Account Value (10/31/07)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (5/1/07 to 10/31/07)
Dow Jones U.S. Total Market
Actual	$1,000.00	$1,055.50	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02
Dow Jones U.S. Energy Sector
Actual	1,000.00	1,208.30	0.48	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	1,017.90	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Technology Sector
Actual	1,000.00	1,187.30	0.48	2.64
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/07)[a]	Ending Account Value (10/31/07)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (5/1/07 to 10/31/07)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$1,027.50	0.48%	$2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones U.S. Utilities Sector
Actual	1,000.00	1,034.30	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Dow Jones EPAC Select Dividend
Actual	1,000.00	1,086.40	0.50	2.02
Hypothetical (5% return before expenses)	1,000.00	1,017.50	0.50	1.96
Dow Jones Select Dividend
Actual	1,000.00	962.30	0.40	1.97
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03
Dow Jones Transportation Average
Actual	1,000.00	979.30	0.48	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

[a]	Account values are based on a start date of June 11, 2007 (commencement of operations) for the iShares Dow Jones EPAC Select Dividend Index Fund.
[b]

Except for the iShares Dow Jones EPAC Select Dividend Index Fund, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Expenses for the iShares Dow Jones EPAC Select Dividend Index Fund, which commenced operations on June 11, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (142 days) and divided by the number of days in the year (366 days).

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.20%
Donnelley (R.H.) Corp.[a]	2,885	$158,242
Getty Images Inc.[a]	1,994	56,330
Harte-Hanks Inc.	2,229	39,297
Interpublic Group of Companies Inc. (The)[a]	19,354	200,314
Lamar Advertising Co.	3,142	167,971
Omnicom Group Inc.	14,214	724,630
ValueVision Media Inc. Class Aa	1,261	6,519

		1,353,303

AEROSPACE & DEFENSE – 1.98%
AAR Corp.[a]	1,605	51,440
Alliant Techsystems Inc.[a]	1,523	168,124
BE Aerospace Inc.[a]	3,771	187,456
Boeing Co. (The)	30,102	2,967,756
Curtiss-Wright Corp.	1,858	104,587
DRS Technologies Inc.	1,737	99,773
Esterline Technologies Corp.[a]	1,141	62,504
General Dynamics Corp.	14,266	1,297,635
Goodrich Corp.	5,282	367,944
Kaman Corp.	925	34,882
L-3 Communications Holdings Inc.	5,313	582,517
Lockheed Martin Corp.	14,145	1,556,516
Moog Inc. Class Aa	1,634	75,409
Northrop Grumman Corp.	13,488	1,127,867
Orbital Sciences Corp.[a]	2,477	63,238
Raytheon Co.	18,816	1,196,886
Rockwell Collins Inc.	7,026	525,615
Spirit AeroSystems Holdings Inc. Class Aa	4,185	145,303
Teledyne Technologies Inc.[a]	1,320	69,049
United Technologies Corp.	38,942	2,982,568

		13,667,069

AGRICULTURE – 1.67%
Altria Group Inc.	89,206	6,505,794
Archer-Daniels-Midland Co.	25,040	895,931
Bunge Ltd.	5,111	588,736
Carolina Group	4,519	387,640
Monsanto Co.	22,951	2,240,706
Reynolds American Inc.	7,228	465,700

Security	Shares	Value
Universal Corp.	1,081	$52,688
UST Inc.	6,773	361,136

		11,498,331

AIRLINES – 0.23%
AirTran Holdings Inc.[a]	3,640	37,892
Alaska Air Group Inc.[a]	1,698	43,129
AMR Corp.[a]	9,694	232,656
Continental Airlines Inc. Class Ba,b	3,915	134,480
Delta Air Lines Inc.[a]	9,814	204,131
JetBlue Airways Corp.[a,b]	6,580	60,075
SkyWest Inc.	2,496	68,116
Southwest Airlines Co.	32,997	468,887
UAL Corp.[a]	4,755	227,764
US Airways Group Inc.[a]	3,350	92,661

		1,569,791

APPAREL – 0.46%
Carter’s Inc.[a]	2,194	48,444
Coach Inc.[a]	15,737	575,345
Crocs Inc.[a]	3,192	238,602
Guess? Inc.	2,574	132,278
Gymboree Corp.[a]	1,314	44,715
Hanesbrands Inc.[a]	4,035	125,246
Jones Apparel Group Inc.	4,682	98,041
Kellwood Co.	1,071	17,746
Liz Claiborne Inc.	4,399	125,240
Nike Inc. Class B	15,213	1,008,013
Phillips-Van Heusen Corp.	2,202	105,256
Polo Ralph Lauren Corp.	2,547	175,234
Quiksilver Inc.[a]	5,020	67,770
Timberland Co. Class Aa	2,161	42,161
VF Corp.	3,745	326,302
Wolverine World Wide Inc.	2,419	62,023

		3,192,416

AUTO MANUFACTURERS – 0.38%
Ford Motor Co.[a]	85,170	755,458
General Motors Corp.	20,730	812,409
Oshkosh Truck Corp.	3,044	164,985
PACCAR Inc.	15,789	877,237
Wabash National Corp.	1,099	11,155

		2,621,244

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
AUTO PARTS & EQUIPMENT – 0.31%
American Axle & Manufacturing Holdings Inc.	1,703	$46,764
ArvinMeritor Inc.	2,763	40,975
BorgWarner Inc.	2,473	261,421
CooperTire & Rubber Co.	2,694	60,022
Goodyear Tire & Rubber Co. (The)[a]	8,693	262,094
Johnson Controls Inc.	25,027	1,094,180
Lear Corp.[a]	2,854	101,403
Modine Manufacturing Co.	1,262	29,354
Superior Industries International Inc.[b]	903	18,250
TRW Automotive Holdings Corp.[a]	1,989	59,053
Visteon Corp.[a]	5,499	34,919
WABCO Holdings Inc.	2,328	118,309

		2,126,744

BANKS – 5.25%
Alabama National BanCorporation	773	60,928
AMCORE Financial Inc.	1,044	24,753
Associated Banc-Corp	5,132	148,110
BancorpSouth Inc.	3,066	74,381
Bank of America Corp.	191,161	9,229,253
Bank of Hawaii Corp.	2,170	115,357
Bank of New York Mellon Corp. (The)	48,825	2,385,101
BB&T Corp.	23,241	859,220
BOK Financial Corp.	945	51,540
Cathay General Bancorp	1,712	53,021
Chittenden Corp.	1,800	64,116
Citizens Republic Bancorp Inc.	3,093	47,075
City National Corp.	1,746	118,030
Colonial BancGroup Inc. (The)	6,333	121,467
Comerica Inc.	6,773	316,164
Commerce Bancorp Inc.	8,215	334,761
Commerce Bancshares Inc.	2,854	134,623
Cullen/Frost Bankers Inc.	2,557	135,981
Discover Financial Services LLC	19,705	380,306
East West Bancorp Inc.	2,411	81,347
F.N.B. Corp. (Pennsylvania)	2,558	42,514
Fifth Third Bancorp	20,629	645,275
First BanCorp (Puerto Rico)	3,055	26,853
First Community Bancorp	1,119	54,495

Security	Shares	Value
First Horizon National Corp.	5,351	$139,554
First Midwest Bancorp Inc.	2,011	67,730
FirstMerit Corp.	3,129	66,335
Fremont General Corp.[b]	2,737	7,581
Frontier Financial Corp.	1,863	41,340
Fulton Financial Corp.	6,875	90,131
Hancock Holding Co.	958	36,433
Huntington Bancshares Inc.	15,171	271,713
International Bancshares Corp.	2,371	51,830
KeyCorp	16,367	465,641
M&T Bank Corp.	3,333	331,567
Marshall & Ilsley Corp.	10,120	432,124
National City Corp.	25,232	611,876
Northern Trust Corp.	8,278	622,588
Old National Bancorp	2,886	48,225
Pacific Capital Bancorp	1,765	36,588
Park National Corp.	485	38,441
PNC Financial Services Group Inc. (The)	14,587	1,052,598
Popular Inc.	10,232	107,948
Prosperity Bancshares Inc.	1,861	60,148
Provident Bankshares Corp.	1,438	35,475
Regions Financial Corp.	29,947	812,163
South Financial Group Inc. (The)	3,264	67,434
State Street Corp.	16,882	1,346,677
Sterling Bancshares Inc.	2,763	33,709
Sterling Financial Corp. (Washington)	2,042	45,945
SunTrust Banks Inc.	14,855	1,078,473
Susquehanna Bancshares Inc.	2,027	40,885
SVB Financial Group[a,b]	1,492	77,271
Synovus Financial Corp.	11,560	304,722
TCF Financial Corp.	5,284	120,317
TrustCo Bank Corp. NYb	2,885	30,408
Trustmark Corp.	2,115	57,084
U.S. Bancorp	73,979	2,453,144
UCBH Holdings Inc.	4,138	70,636
Umpqua Holdings Corp.	2,378	40,260
UnionBanCal Corp.	2,312	124,871
United Bancshares Inc.	1,645	49,843
United Community Banks Inc.	2,033	45,011
Valley National Bancorp	4,900	100,352
W Holding Co. Inc.[b]	5,244	11,012

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Wachovia Corp.	84,375	$3,858,469
Webster Financial Corp.	2,200	79,728
Wells Fargo & Co.	135,649	4,613,422
Westamerica Bancorporation	1,315	63,225
Whitney Holding Corp.	2,758	70,770
Wilmington Trust Corp.	2,765	100,563
Wintrust Financial Corp.	1,100	40,414
Zions Bancorporation	4,569	270,074

		36,127,419

BEVERAGES – 2.01%
Anheuser-Busch Companies Inc.	31,810	1,631,217
Brown-Forman Corp. Class B	1,964	145,297
Coca-Cola Co. (The)	90,389	5,582,425
Coca-Cola Enterprises Inc.	11,769	303,758
Constellation Brands Inc. Class Aa	8,786	220,704
Hansen Natural Corp.[a]	3,023	205,564
Molson Coors Brewing Co. Class B	6,432	368,103
Pepsi Bottling Group Inc.	5,870	252,880
PepsiAmericas Inc.	2,623	93,694
PepsiCo Inc.	68,629	5,059,330

		13,862,972

BIOTECHNOLOGY – 1.28%
Affymetrix Inc.[a]	2,735	69,633
Alexion Pharmaceuticals Inc.[a]	1,502	114,903
Amgen Inc.[a]	46,447	2,699,035
Biogen Idec Inc.[a]	12,553	934,445
Bio-Rad Laboratories Inc. Class Aa	781	75,429
Cambrex Corp.	1,089	12,404
Celera Group[a]	2,915	47,544
Celgene Corp.[a]	16,052	1,059,432
Charles River Laboratories International Inc.[a]	2,870	166,460
Enzo Biochem Inc.[a]	1,589	19,243
Enzon Pharmaceuticals Inc.[a]	1,821	17,354
Genentech Inc.[a]	19,609	1,453,615
Genzyme Corp.[a]	11,037	838,481
Human Genome Sciences Inc.[a]	5,322	50,346
Illumina Inc.[a]	2,441	137,062
Incyte Corp.[a]	3,879	33,592
InterMune Inc.[a,b]	1,211	24,123
Invitrogen Corp.[a]	2,170	197,188
Martek Biosciences Corp.[a]	1,283	39,196

Security	Shares	Value
Millennium Pharmaceuticals Inc.[a]	13,428	$158,719
Millipore Corp.[a]	2,300	178,595
Myriad Genetics Inc.[a,b]	1,839	101,807
Nektar Therapeutics[a]	3,625	21,677
PDL BioPharma Inc.[a]	4,699	99,619
Regeneron Pharmaceuticals Inc.[a]	2,530	55,660
Savient Pharmaceuticals Inc.[a]	2,369	33,356
Vertex Pharmaceuticals Inc.[a]	5,538	179,099

		8,818,017

BUILDING MATERIALS – 0.24%
American Standard Companies Inc.	7,361	274,344
Eagle Materials Inc.	2,037	80,482
Florida Rock Industries Inc.	2,211	139,138
Genlyte Group Inc. (The)[a]	979	63,733
Lennox International Inc.	2,625	93,712
Martin Marietta Materials Inc.	1,873	242,273
Masco Corp.	16,243	391,131
NCI Building Systems Inc.[a]	747	29,267
Owens Corning[a]	3,694	85,368
Simpson Manufacturing Co. Inc.[b]	1,388	41,626
Texas Industries Inc.	1,176	85,919
USG Corp.[a,b]	3,351	133,202

		1,660,195

CHEMICALS – 1.67%
Air Products and Chemicals Inc.	8,642	845,620
Airgas Inc.	2,935	148,129
Albemarle Corp.	3,174	151,590
Ashland Inc.	2,512	147,505
Cabot Corp.	2,423	84,829
Celanese Corp. Class A	6,673	279,999
CF Industries Holdings Inc.	2,111	185,557
Chemtura Corp.	9,631	89,761
Cytec Industries Inc.	1,765	117,743
Dow Chemical Co. (The)	40,879	1,841,190
Du Pont (E.I.) de Nemours and Co.	39,080	1,934,851
Eastman Chemical Co.	3,571	237,793
Ecolab Inc.	7,625	359,671
Ferro Corp.	1,802	37,337
FMC Corp.	3,088	177,560
Fuller (H.B.) Co.	2,563	75,429
Georgia Gulf Corp.	1,448	17,521
Grace (W.R.) & Co.[a]	2,470	73,112

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Hercules Inc.	4,751	$89,366
Huntsman Corp.	3,987	105,057
International Flavors & Fragrances Inc.	3,594	187,643
Lubrizol Corp.	2,866	194,544
Lyondell Chemical Co.	9,770	463,587
Minerals Technologies Inc.	872	61,232
Mosaic Co. (The)[a]	6,184	431,643
Olin Corp.	2,886	65,743
OM Group Inc.[a]	1,302	68,980
PPG Industries Inc.	7,045	526,543
Praxair Inc.	13,588	1,161,502
Rohm & Haas Co.	6,938	359,943
RPM International Inc.	4,770	102,221
Schulman (A.) Inc.	1,308	30,882
Sensient Technologies Corp.	1,830	54,699
Sherwin-Williams Co. (The)	4,724	301,958
Sigma-Aldrich Corp.	4,736	244,709
Terra Industries Inc.[a]	3,832	141,362
Valspar Corp. (The)	3,968	99,319

		11,496,130

COAL – 0.23%
Alpha Natural Resources Inc.[a]	2,681	73,567
Arch Coal Inc.	5,955	244,155
CONSOL Energy Inc.	7,656	432,564
Foundation Coal Holdings Inc.	1,978	84,500
International Coal Group Inc.[a,b]	4,590	24,694
Massey Energy Co.	3,429	108,631
Peabody Energy Corp.	11,166	622,504

		1,590,615

COMMERCIAL SERVICES – 1.35%
Accenture Ltd.	24,666	963,207
Administaff Inc.	1,018	40,598
Alliance Data Systems Corp.[a]	3,246	260,978
Apollo Group Inc. Class Aa	5,929	469,933
Arbitron Inc.	1,276	64,591
Avis Budget Group Inc.[a]	4,199	87,633
BearingPoint Inc.[a]	7,596	36,385
Block (H & R) Inc.	12,600	274,680
Bowne & Co. Inc.	1,471	25,566
Career Education Corp.[a,b]	4,048	144,676
Chemed Corp.	1,034	59,269

Security	Shares	Value
ChoicePoint Inc.[a]	3,324	$130,700
Convergys Corp.[a]	5,873	107,652
Corinthian Colleges Inc.[a]	3,690	60,479
Corporate Executive Board Co. (The)	1,745	124,331
Corrections Corp. of America[a]	5,124	144,958
Deluxe Corp.	2,168	87,457
DeVry Inc.	2,549	139,405
Donnelley (R.R.) & Sons Co.	9,177	369,741
Equifax Inc.	6,435	247,747
Forrester Research Inc.[a]	713	16,912
FTI Consulting Inc.[a]	1,813	98,446
Gartner Inc.[a]	2,808	61,495
Hertz Global Holdings Inc.[a]	5,344	115,858
Hewitt Associates Inc. Class Aa	4,316	152,268
Iron Mountain Inc.[a]	7,677	266,622
ITT Educational Services Inc.[a]	1,825	232,122
Labor Ready Inc.[a]	2,385	41,928
Live Nation Inc.[a]	2,540	51,918
Manpower Inc.	3,644	272,353
McKesson Corp.	12,573	831,075
MonsterWorldwide Inc.[a]	4,982	202,170
Moody’s Corp.	9,968	435,801
MPS Group Inc.[a]	4,220	51,526
Navigant Consulting Inc.[a]	2,136	28,152
PAREXEL International Corp.[a]	1,104	50,784
Pharmaceutical Product Development Inc.	4,361	184,209
PHH Corp.[a]	2,075	46,397
Pre-Paid Legal Services Inc.[a]	577	34,389
Quanta Services Inc.[a]	6,941	229,053
Rent-A-Center Inc.[a]	3,059	48,944
Resources Connection Inc.	2,179	49,616
Robert Half International Inc.	6,935	208,674
SAIC Inc.[a]	4,649	91,632
Service Corp. International	12,856	186,026
Sotheby’s Holdings Inc. Class A	2,728	147,776
Spherion Corp.[a]	2,369	20,658
Stewart Enterprises Inc. Class A	3,848	34,901
Strayer Education Inc.	619	115,419
TeleTech Holdings Inc.[a]	1,481	36,921
United Rentals Inc.[a]	3,171	108,416
Valassis Communications Inc.[a]	2,020	19,897

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Viad Corp.	948	$33,597
VistaPrint Ltd.[a]	1,594	75,827
Watson Wyatt Worldwide Inc.	1,880	89,620
Weight Watchers International Inc.	1,893	96,997
Western Union Co.	32,209	709,886

		9,318,271

COMPUTERS – 4.52%
Affiliated Computer Services Inc. Class Aa	4,092	207,301
Agilysys Inc.	1,449	25,068
Apple Inc.[a]	36,635	6,958,818
Brocade Communications Systems Inc.[a]	17,052	162,165
CACI International Inc. Class Aa	1,218	65,589
Cadence Design Systems Inc.[a]	11,723	229,771
Ceridian Corp.[a]	6,048	217,365
CIBER Inc.[a]	2,365	18,423
Cognizant Technology Solutions Corp.[a]	12,159	504,112
Computer Sciences Corp.[a]	7,286	425,430
Dell Inc.[a]	85,160	2,605,896
Diebold Inc.	2,942	123,093
DST Systems Inc.[a]	2,242	189,920
Electronic Data Systems Corp.	21,650	467,423
Electronics For Imaging Inc.[a]	2,197	50,092
EMC Corp.[a]	89,072	2,261,538
FactSet Research Systems Inc.	1,790	126,231
Henry (Jack) & Associates Inc.	3,553	103,819
Hewlett-Packard Co.	111,332	5,753,638
Hutchinson Technology Inc.[a]	1,094	25,961
Imation Corp.	1,447	32,239
International Business Machines Corp.	58,067	6,742,740
Lexmark International Inc. Class Aa	4,200	176,358
Mentor Graphics Corp.[a]	3,152	50,495
MICROS Systems Inc.[a]	1,662	119,365
NCR Corp.[a]	7,572	208,911
Network Appliance Inc.[a]	15,521	488,756
Palm Inc.	3,811	34,375
Perot Systems Corp. Class Aa	3,640	53,144
Quantum Corp.[a]	6,765	27,060
SanDisk Corp.[a]	9,700	430,680

Security	Shares	Value
Seagate Technology	23,319	$649,201
Silicon Storage Technology Inc.[a]	3,474	11,534
SRA International Inc. Class Aa	1,731	47,533
Sun Microsystems Inc.[a]	150,160	857,414
Synopsys Inc.[a]	5,998	169,503
Teradata Corp.[a]	7,572	216,029
Unisys Corp.[a]	13,528	82,250
Western Digital Corp.[a]	9,074	235,198

		31,154,438

COSMETICS & PERSONAL CARE – 1.73%
Alberto-Culver Co.	3,293	85,585
Avon Products Inc.	18,494	757,884
Colgate-Palmolive Co.	21,923	1,672,067
Estee Lauder Companies Inc. (The) Class A	4,756	208,788
Procter & Gamble Co. (The)	132,628	9,220,299

		11,944,623

DISTRIBUTION & WHOLESALE – 0.22%
Brightpoint Inc.[a]	2,046	33,145
Fastenal Co.	5,936	264,033
Genuine Parts Co.	7,295	357,966
Grainger (W.W.) Inc.	3,336	299,973
Ingram Micro Inc. Class Aa	6,334	134,534
Owens & Minor Inc.	1,713	69,445
Pool Corp.	2,157	50,862
Tech Data Corp.[a]	2,360	92,819
United Stationers Inc.[a]	1,426	82,580
Watsco Inc.	916	38,142
WESCO International Inc.[a]	2,033	94,839

		1,518,338

DIVERSIFIED FINANCIAL SERVICES – 6.61%
Affiliated Managers Group Inc.[a]	1,280	168,384
American Express Co.	44,974	2,741,165
AmeriCredit Corp.[a]	5,039	71,100
Ameriprise Financial Inc.	10,117	637,169
Bear Stearns Companies Inc. (The)	4,843	550,165
BlackRock Inc.	792	163,904
Capital One Financial Corp.	17,590	1,153,728
CIT Group Inc.	8,253	290,836
Citigroup Inc.	211,265	8,852,003
CME Group Inc.	2,322	1,547,032
CompuCredit Corp.[a]	1,580	31,489

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Countrywide Financial Corp.	24,851	$385,688
E*TRADE Financial Corp.[a]	17,832	198,648
Eaton Vance Corp.	5,262	263,258
Federal Home Loan Mortgage Corp.	28,087	1,466,984
Federal National Mortgage Association	41,048	2,341,378
Federated Investors Inc. Class B	4,166	179,138
First Marblehead Corp. (The)	2,509	97,424
Franklin Resources Inc.	7,085	918,783
Friedman, Billings, Ramsey Group Inc. Class A	7,045	30,293
Goldman Sachs Group Inc. (The)	15,719	3,897,054
IndyMac Bancorp Inc.[b]	2,803	37,616
IntercontinentalExchange Inc.[a]	2,938	523,552
International Securities Exchange Holdings Inc.	1,486	99,636
Investment Technology Group Inc.[a]	1,917	80,322
Janus Capital Group Inc.	8,397	289,780
Jefferies Group Inc.	4,453	119,029
JPMorgan Chase & Co.	143,891	6,762,877
Knight Capital Group Inc. Class Aa	4,431	59,420
LaBranche & Co. Inc.[a]	2,185	11,974
Lazard Ltd. Class A	2,053	103,061
Legg Mason Inc.	5,517	457,580
Lehman Brothers Holdings Inc.	22,607	1,431,927
Merrill Lynch & Co. Inc.	34,357	2,268,249
Morgan Stanley	40,941	2,753,692
Nasdaq Stock Market Inc. (The)[a]	4,008	187,174
National Financial Partners Corp.	1,463	79,982
Nuveen Investments Inc. Class A	3,298	213,710
NYMEX Holdings Inc.	1,452	186,611
NYSE Euronext Inc.	8,035	754,245
Piper Jaffray Companies[a]	780	40,092
Raymond James Financial Inc.	4,066	151,459
Rowe (T.) Price Group Inc.	11,248	722,572
Schwab (Charles) Corp. (The)	43,604	1,013,357
SLM Corp.	17,468	823,791
SWS Group Inc.	1,102	20,927
TD Ameritrade Holding Corp.[a]	10,452	200,051
Waddell & Reed Financial Inc. Class A	3,590	119,260

		45,497,569

Security	Shares	Value
ELECTRIC – 3.22%
AES Corp. (The)[a]	28,157	$602,841
Allegheny Energy Inc.[a]	7,017	425,651
ALLETE Inc.	1,095	47,841
Alliant Energy Corp.	4,689	187,560
Ameren Corp.	8,706	470,646
American Electric Power Co. Inc.	16,588	799,707
Aquila Inc.[a]	16,518	69,045
Avista Corp.	2,022	44,585
Black Hills Corp.	1,509	67,030
CenterPoint Energy Inc.	11,977	200,735
Cleco Corp.	2,442	64,347
CMS Energy Corp.	9,531	161,741
Consolidated Edison Inc.	11,358	534,848
Constellation Energy Group Inc.	7,681	727,391
Dominion Resources Inc.	12,672	1,161,135
DPL Inc.	5,202	151,066
DTE Energy Co.	7,387	366,395
Duke Energy Corp.	53,331	1,022,355
Dynegy Inc. Class Aa	16,867	155,345
Edison International	12,641	735,074
El Paso Electric Co.[a]	1,684	41,005
Energy East Corp.	6,444	179,659
Entergy Corp.	8,438	1,011,463
Exelon Corp.	28,440	2,354,263
FirstEnergy Corp.	12,999	906,030
FPL Group Inc.	15,795	1,080,694
Great Plains Energy Inc.	3,407	101,665
Hawaiian Electric Industries Inc.	3,400	78,880
IDACORP Inc.	1,643	57,324
Integrys Energy Group Inc.	3,082	165,842
MDU Resources Group Inc.	7,128	200,724
Mirant Corp.[a]	10,887	461,173
Northeast Utilities	6,402	197,374
NorthWestern Corp.	1,761	48,568
NRG Energy Inc.[a]	10,588	483,448
NSTAR	4,394	154,493
OGE Energy Corp.	3,909	149,715
Pepco Holdings Inc.	8,023	228,575
PG&E Corp.	14,736	721,032
Pinnacle West Capital Corp.	4,234	171,054
PNM Resources Inc.	2,664	66,627

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
PPL Corp.	16,225	$838,832
Progress Energy Inc.	10,783	517,584
Public Service Enterprise Group Inc.	10,608	1,014,125
Puget Energy Inc.	4,957	140,035
Reliant Energy Inc.[a]	14,110	388,307
SCANA Corp.	4,483	181,965
Sierra Pacific Resources Corp.	9,294	156,790
Southern Co. (The)	31,902	1,169,527
TECO Energy Inc.	8,746	147,195
UniSource Energy Corp.	1,419	45,011
Westar Energy Inc.	3,682	98,015
Wisconsin Energy Corp.	4,984	238,634
Xcel Energy Inc.	17,471	393,971

		22,184,937

ELECTRICAL COMPONENTS & EQUIPMENT – 0.43%
AMETEK Inc.	4,333	203,651
Belden Inc.	1,860	108,382
Emerson Electric Co.	33,702	1,761,604
Energizer Holdings Inc.[a]	2,413	251,676
Energy Conversion Devices Inc.[a,b]	1,477	40,307
General Cable Corp.[a]	2,137	153,843
GrafTech International Ltd.[a]	4,037	76,299
Hubbell Inc. Class B	2,241	123,255
Littelfuse Inc.[a]	909	28,933
Molex Inc.	2,745	78,397
Molex Inc. Class A	3,353	91,537
Power-One Inc.[a]	2,929	16,607

		2,934,491

ELECTRONICS – 1.06%
Agilent Technologies Inc.[a]	17,138	631,535
Amphenol Corp. Class A	7,548	334,150
Applied Biosystems Group	7,692	285,681
Arrow Electronics Inc.[a]	5,245	209,695
Avnet Inc.[a]	6,262	261,251
AVX Corp.	2,307	35,643
Benchmark Electronics Inc.[a]	2,913	59,746
Brady Corp. Class A	2,214	81,697
Checkpoint Systems Inc.[a]	1,453	43,953
Coherent Inc.[a]	1,275	41,820
CTS Corp.	1,276	15,759
Cymer Inc.[a]	1,465	62,262
Dionex Corp.[a]	916	80,608

Security	Shares	Value
Electro Scientific Industries Inc.[a]	1,108	$24,177
Flextronics International Ltd.[a]	37,219	458,166
FLIR Systems Inc.[a]	2,793	193,806
Garmin Ltd.	5,433	583,504
Gentex Corp.	6,224	129,335
Itron Inc.[a]	1,277	137,265
Jabil Circuit Inc.	7,751	168,429
KEMET Corp.[a]	3,668	25,933
Methode Electronics Inc.	1,485	18,622
Mettler-Toledo International Inc.[a]	1,770	188,239
National Instruments Corp.	2,435	78,991
Orbotech Ltd.[a]	1,286	26,620
Park Electrochemical Corp.	733	22,958
PerkinElmer Inc.	5,054	139,086
Plexus Corp.[a]	1,819	46,930
Sanmina-SCI Corp.[a]	22,778	50,339
Taser International Inc.[a,b]	2,168	36,097
Technitrol Inc.	1,465	43,086
Tektronix Inc.	3,421	129,485
Thermo Fisher Scientific Inc.[a]	18,122	1,065,755
Thomas & Betts Corp.[a]	2,580	144,506
Trimble Navigation Ltd.[a]	5,114	213,254
Tyco Electronics Ltd.	20,933	746,680
Varian Inc.[a]	1,307	96,574
Vishay Intertechnology Inc.[a]	7,122	89,666
Waters Corp.[a]	4,264	328,243

		7,329,546

ENERGY - ALTERNATE SOURCES – 0.08%
Covanta Holding Corp.[a]	4,499	121,968
First Solar Inc.[a]	1,412	224,240
Headwaters Inc.[a,b]	1,582	22,702
SunPower Corp. Class Aa,b	1,527	193,104

		562,014

ENGINEERING & CONSTRUCTION – 0.44%
Dycom Industries Inc.[a]	1,473	41,612
EMCOR Group Inc.[a]	2,786	95,922
Fluor Corp.	3,695	583,810
Foster Wheeler Ltd.[a]	2,936	435,262
Granite Construction Inc.	1,391	59,563
Insituform Technologies Inc. Class Aa	1,097	15,424
Jacobs Engineering Group Inc.[a]	5,113	445,598

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
KBR Inc.[a]	6,935	$297,373
McDermott International Inc.[a]	9,443	576,590
Shaw Group Inc. (The)[a]	3,181	237,303
URS Corp.[a]	2,208	136,476
Washington Group International Inc.[a]	1,153	112,245

		3,037,178

ENTERTAINMENT – 0.21%
Bally Technologies Inc.[a]	2,080	83,886
DreamWorks Animation SKG Inc. Class Aa	2,999	97,647
International Game Technology Inc.	13,944	608,098
International Speedway Corp. Class A	1,271	56,471
Macrovision Corp.[a]	2,223	53,352
Penn National Gaming Inc.[a]	3,108	191,919
Pinnacle Entertainment Inc.[a]	2,342	68,386
Regal Entertainment Group Class A	2,980	67,259
Scientific Games Corp. Class Aa	2,838	102,594
Six Flags Inc.[a,b]	3,324	10,770
Vail Resorts Inc.[a]	1,268	76,955
Warner Music Group Corp.	1,606	16,349

		1,433,686

ENVIRONMENTAL CONTROL – 0.26%
Allied Waste Industries Inc.[a]	11,523	145,651
Mine Safety Appliances Co.	1,117	51,147
Nalco Holding Co.	6,082	151,199
Republic Services Inc.	7,466	255,263
Stericycle Inc.[a]	3,668	213,954
Tetra Tech Inc.[a]	2,412	56,320
Waste Connections Inc.[a]	3,060	103,459
Waste Management Inc.	21,979	799,816

		1,776,809

FOOD – 1.61%
Campbell Soup Co.	10,205	377,381
Chiquita Brands International Inc.[a,b]	1,654	31,012
ConAgra Foods Inc.	21,104	500,798
Corn Products International Inc.	3,132	133,235
Dean Foods Co.	5,613	155,873
Del Monte Foods Co.	8,390	86,753
Flowers Foods Inc.	3,600	78,984
General Mills Inc.	14,337	827,675
Hain Celestial Group Inc.[a]	1,642	57,569

Security	Shares	Value
Heinz (H.J.) Co.	13,074	$611,602
Hershey Co. (The)	6,846	295,131
Hormel Foods Corp.	3,122	113,891
Kellogg Co.	10,554	557,146
Kraft Foods Inc.	67,468	2,254,106
Kroger Co. (The)	28,043	824,184
McCormick & Co. Inc. NVS	4,578	160,367
Performance Food Group Co.[a]	1,457	39,324
Pilgrim’s Pride Corp.	1,738	51,619
Ralcorp Holdings Inc.[a]	1,279	72,008
Safeway Inc.	18,681	635,154
Sara Lee Corp.	31,067	513,848
Smithfield Foods Inc.[a]	5,090	145,930
Smucker (J.M.) Co. (The)	2,366	126,415
SUPERVALU Inc.	9,032	349,990
Sysco Corp.	25,977	890,751
Tootsie Roll Industries Inc.	1,047	26,981
TreeHouse Foods Inc.[a]	1,233	34,401
Tyson Foods Inc. Class A	11,815	186,677
United Natural Foods Inc.[a]	1,708	49,430
Whole Foods Market Inc.	5,898	292,187
Wrigley (Wm.) Jr. Co.	9,256	570,818

		11,051,240

FOREST PRODUCTS & PAPER – 0.43%
AbitibiBowater Inc.	2,295	78,627
Domtar Corp.[a]	18,130	155,555
International Paper Co.	18,643	689,045
Louisiana-Pacific Corp.	4,417	72,704
MeadWestvaco Corp.	7,661	257,716
Neenah Paper Inc.	606	20,604
Plum Creek Timber Co. Inc.	7,650	341,725
Potlatch Corp.	1,821	86,789
Rayonier Inc.	3,254	157,136
Smurfit-Stone Container Corp.[a]	10,501	127,167
Temple-Inland Inc.	4,595	246,614
Wausau Paper Corp.	1,791	17,928
Weyerhaeuser Co.	9,093	690,250

		2,941,860

GAS – 0.29%
AGL Resources Inc.	3,339	131,991
Atmos Energy Corp.	3,792	106,366
Energen Corp.	2,745	175,680

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
New Jersey Resources Corp.	1,066	$52,500
Nicor Inc.	1,963	84,939
NiSource Inc.	11,454	234,234
Northwest Natural Gas Co.	1,100	52,987
Piedmont Natural Gas Co.	3,204	81,798
Sempra Energy	9,793	602,367
Southern Union Co.	4,736	149,184
Southwest Gas Corp.	1,759	52,348
UGI Corp.	4,221	112,363
Vectren Corp.	3,225	90,429
WGL Holdings Inc.	2,009	68,145

		1,995,331

HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	1,783	71,891
Black & Decker Corp. (The)	2,895	260,289
Kennametal Inc.	1,622	147,943
Lincoln Electric Holdings Inc.	1,727	124,776
Regal Beloit Corp.	1,340	65,714
Snap-On Inc.	2,375	118,536
Stanley Works (The)	3,526	202,921

		992,070

HEALTH CARE - PRODUCTS – 3.21%
Advanced Medical Optics Inc.[a]	2,601	71,397
Alcon Inc.	3,238	492,856
American Medical Systems Holdings Inc.[a]	2,747	35,134
ArthroCare Corp.[a,b]	1,139	73,853
Bard (C.R.) Inc.	4,376	365,877
Baxter International Inc.	27,548	1,653,155
Beckman Coulter Inc.	2,573	182,220
Becton, Dickinson and Co.	9,786	816,740
Boston Scientific Corp.[a]	58,551	812,102
Cooper Companies Inc. (The)	1,798	75,516
Covidien Ltd.	20,906	869,690
Dade Behring Holdings Inc.	3,704	284,949
Datascope Corp.	557	20,124
DENTSPLY International Inc.	5,866	243,322
Edwards Lifesciences Corp.[a]	2,507	125,902
Gen-Probe Inc.[a]	2,211	154,814
Haemonetics Corp.[a]	1,098	56,426
Henry Schein Inc.[a]	3,648	218,515
Hillenbrand Industries Inc.	2,371	130,927

Security	Shares	Value
Hologic Inc.[a]	4,772	$324,162
IDEXX Laboratories Inc.[a]	1,413	172,075
Immucor Inc.[a]	2,888	93,138
Intuitive Surgical Inc.[a]	1,590	519,723
Invacare Corp.	1,273	34,447
Inverness Medical Innovations Inc.[a]	1,998	120,060
Johnson & Johnson	123,218	8,030,117
Kinetic Concepts Inc.[a]	2,187	131,439
Kyphon Inc.[a]	1,877	133,042
Medtronic Inc.	48,526	2,302,073
Mentor Corp.	1,637	69,687
Oakley Inc.[a]	1,092	31,941
Patterson Companies Inc.[a]	5,393	210,920
PolyMedica Corp.	1,069	56,614
PSSWorld Medical Inc.[a]	2,865	57,873
ResMed Inc.[a]	3,136	129,924
Respironics Inc.[a]	3,075	153,934
St. Jude Medical Inc.[a]	14,646	596,532
Steris Corp.	2,933	85,174
Stryker Corp.	13,333	946,643
TECHNE Corp.[a]	1,498	97,730
Varian Medical Systems Inc.[a]	5,392	262,968
Ventana Medical Systems Inc.[a]	1,441	126,808
West Pharmaceutical Services Inc.	1,326	54,817
Zimmer Holdings Inc.[a]	10,033	697,193

		22,122,553

HEALTH CARE - SERVICES – 1.47%
Aetna Inc.	21,952	1,233,044
AMERIGROUP Corp.[a]	2,025	70,875
Apria Healthcare Group Inc.[a]	2,035	49,186
Brookdale Senior Living Inc.[b]	2,127	78,465
Centene Corp.[a]	1,809	42,204
Community Health Systems Inc.[a]	3,879	127,735
Covance Inc.[a]	2,696	222,420
Coventry Health Care Inc.[a]	6,740	406,489
DaVita Inc.[a]	4,430	288,792
Health Management Associates Inc. Class A	9,956	65,809
Health Net Inc.[a]	4,787	256,631
HealthSouth Corp.[a]	3,287	65,904
Healthways Inc.[a]	1,462	88,743
Humana Inc.[a]	6,548	490,773

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Laboratory Corp. of America Holdings[a]	5,131	$352,756
LifePoint Hospitals Inc.[a,b]	2,315	70,654
Lincare Holdings Inc.[a]	4,049	140,784
Magellan Health Services Inc.[a]	1,656	69,718
Manor Care Inc.	3,258	216,918
Odyssey Healthcare Inc.[a]	1,431	14,668
Pediatrix Medical Group Inc.[a]	2,025	132,637
Psychiatric Solutions Inc.[a]	2,212	87,595
Quest Diagnostics Inc.	6,412	340,990
Sierra Health Services Inc.[a]	1,991	84,219
Sunrise Senior Living Inc.[a]	1,765	65,305
Tenet Healthcare Corp.[a]	19,398	68,087
UnitedHealth Group Inc.	56,635	2,783,610
Universal Health Services Inc. Class B	2,184	106,470
WellCare Health Plans Inc.[a]	1,477	35,729
WellPoint Inc.[a]	25,738	2,039,222

		10,096,432

HOLDING COMPANIES - DIVERSIFIED – 0.06%
Leucadia National Corp.	6,771	343,019
Walter Industries Inc.	1,956	59,932

		402,951

HOME BUILDERS – 0.18%
Beazer Homes USA Inc.[b]	1,581	17,755
Centex Corp.	5,028	126,002
Champion Enterprises Inc.[a]	2,912	34,536
Fleetwood Enterprises Inc.[a]	2,350	21,150
Horton (D.R.) Inc.	11,213	142,293
Hovnanian Enterprises Inc. Class Aa,b	1,847	21,000
KB Home	3,323	91,848
Lennar Corp. Class A	5,264	120,282
Lennar Corp. Class B	386	8,222
M.D.C. Holdings Inc.	1,350	54,688
Meritage Homes Corp.[a,b]	951	15,302
Monaco Coach Corp.	1,277	14,813
NVR Inc.[a]	224	106,568
Pulte Homes Inc.	8,664	128,574
Ryland Group Inc.	1,954	55,552
Standard-Pacific Corp.[b]	2,733	13,118
Thor Industries Inc.	1,484	71,232
Toll Brothers Inc.[a]	5,444	124,722

Security	Shares	Value
WCI Communities Inc.[a,b]	1,449	$7,912
Winnebago Industries Inc.[b]	1,467	37,819

		1,213,388

HOME FURNISHINGS – 0.10%
Ethan Allen Interiors Inc.	1,159	35,767
Furniture Brands International Inc.	1,687	20,328
Harman International Industries Inc.	2,690	226,498
La-Z-Boy Inc.[b]	2,166	17,090
Tempur-Pedic International Inc.	3,272	117,792
Whirlpool Corp.	3,261	258,206

		675,681

HOUSEHOLD PRODUCTS & WARES – 0.45%
ACCO Brands Corp.[a]	2,305	49,419
American Greetings Corp. Class A	2,567	67,615
Avery Dennison Corp.	4,018	232,642
Blyth Inc.	1,236	23,595
Church & Dwight Co. Inc.	2,702	127,832
Clorox Co. (The)	6,273	392,502
Fortune Brands Inc.	6,389	535,207
Fossil Inc.[a]	2,230	83,759
Jarden Corp.[a]	2,917	103,612
Kimberly-Clark Corp.	18,433	1,306,715
Scotts Miracle-Gro Co. (The) Class A	1,772	81,317
Tupperware Brands Corp.	2,557	92,308
WD-40 Co.	718	28,433

		3,124,956

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	11,685	340,735
Toro Co. (The)	1,804	100,411

		441,146

INSURANCE – 4.25%
ACE Ltd.	13,662	828,054
Aflac Inc.	20,758	1,303,187
Alleghany Corp.[a]	213	83,713
Allied World Assurance Holdings Ltd.	1,424	68,224
Allstate Corp. (The)	25,278	1,324,567
Ambac Financial Group Inc.	4,318	159,032
American Financial Group Inc.	2,834	84,737

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
American International Group Inc.	95,705	$6,040,900
American National Insurance Co.	675	87,277
Aon Corp.	11,294	511,844
Arch Capital Group Ltd.[a]	1,975	147,671
Aspen Insurance Holdings Ltd.	3,114	85,199
Assurant Inc.	4,347	254,039
Assured Guaranty Ltd.	1,874	43,233
Axis Capital Holdings Ltd.	6,025	239,433
Berkley (W.R.) Corp.	7,484	225,194
Brown & Brown Inc.	4,669	117,612
Chubb Corp.	17,132	913,992
CIGNA Corp.	12,351	648,304
Cincinnati Financial Corp.	6,800	270,504
Commerce Group Inc.	2,568	93,706
Conseco Inc.[a]	7,672	121,141
Delphi Financial Group Inc. Class A	1,660	64,325
Endurance Specialty Holdings Ltd.	2,356	92,379
Erie Indemnity Co. Class A	2,189	124,554
Everest Re Group Ltd.	2,680	285,527
Fidelity National Financial Inc.	8,968	138,018
First American Corp.	3,567	107,367
Gallagher (Arthur J.) & Co.	4,199	111,735
Genworth Financial Inc. Class A	18,833	514,141
Hanover Insurance Group Inc. (The)	2,199	101,308
Hartford Financial Services Group Inc. (The)	13,407	1,300,881
HCC Insurance Holdings Inc.	4,596	137,374
Hilb Rogal & Hobbs Co.	1,514	66,722
Horace Mann Educators Corp.	1,646	34,056
IPC Holdings Ltd.	2,430	72,681
Lincoln National Corp.	11,661	727,297
Loews Corp.	19,233	944,148
Markel Corp.[a]	408	221,634
Marsh & McLennan Companies Inc.	22,843	591,405
MBIA Inc.	5,537	238,312
Mercury General Corp.	1,100	56,441
MetLife Inc.	19,255	1,325,707
MGIC Investment Corp.	3,527	68,283
Montpelier Re Holdings Ltd.	4,080	73,032
Nationwide Financial Services Inc. Class A	2,401	128,814
Old Republic International Corp.	9,439	144,700

Security	Shares	Value
PartnerRe Ltd.	2,352	$195,804
Philadelphia Consolidated Holding Corp.[a]	2,546	103,877
Phoenix Companies Inc. (The)	4,184	57,656
Platinum Underwriters Holdings Ltd.	2,353	84,708
PMI Group Inc. (The)	3,451	55,320
Principal Financial Group Inc.	11,365	769,070
ProAssurance Corp.[a]	1,299	71,627
Progressive Corp. (The)	29,299	542,031
Protective Life Corp.	2,919	125,138
Prudential Financial Inc.	19,715	1,906,835
Radian Group Inc.	3,535	44,506
Reinsurance Group of America Inc.	1,427	81,525
RenaissanceRe Holdings Ltd.	2,853	166,444
RLI Corp.	939	54,622
Safeco Corp.	4,614	267,151
Selective Insurance Group Inc.	2,184	53,093
StanCorp Financial Group Inc.	2,230	122,940
Torchmark Corp.	4,170	271,717
Transatlantic Holdings Inc.	1,121	83,548
Travelers Companies Inc. (The)	28,050	1,464,491
Unitrin Inc.	2,052	95,028
Unum Group	15,014	350,427
White Mountains Insurance Group Ltd.	327	175,798
Willis Group Holdings Ltd.	4,937	208,983
XL Capital Ltd. Class A	7,614	547,827
Zenith National Insurance Corp.	1,570	63,083

		29,285,653

INTERNET – 2.33%
Akamai Technologies Inc.[a]	6,805	266,688
Amazon.com Inc.[a]	12,595	1,122,844
Ariba Inc.[a]	3,296	42,650
Avocent Corp.[a]	2,027	54,790
Check Point Software Technologies Ltd.[a]	7,345	185,535
CheckFree Corp.[a]	3,044	144,681
CNET Networks Inc.[a]	5,826	47,074
Digital River Inc.[a]	1,716	91,051
EarthLink Inc.[a]	5,279	41,757
eBay Inc.[a]	49,737	1,795,506

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Equinix Inc.[a]	1,271	$148,275
Expedia Inc.[a]	9,921	324,020
F5 Networks Inc.[a]	3,467	124,916
Google Inc. Class Aa	9,782	6,915,874
HLTH Corp.[a]	7,462	105,289
IAC/InterActiveCorp[a]	8,675	255,565
InfoSpace Inc.	1,086	20,992
Interwoven Inc.[a]	1,682	23,868
j2 Global Communications Inc.[a]	2,087	70,311
Liberty Media Corp. – Liberty Interactive Group Series Aa	26,738	567,648
McAfee Inc.[a]	6,791	280,808
NetFlix Inc.[a,b]	2,340	61,940
NutriSystem Inc.[a,b]	1,338	40,274
Openwave Systems Inc.	3,769	14,925
Priceline.com Inc.[a,b]	1,485	138,253
RealNetworks Inc.[a]	4,585	33,287
S1 Corp.[a]	2,738	23,054
SonicWALL Inc.[a]	2,207	22,820
Symantec Corp.[a]	39,173	735,669
TIBCO Software Inc.[a]	8,182	75,111
United Online Inc.	2,585	45,496
ValueClick Inc.[a]	4,239	115,258
VeriSign Inc.[a]	10,437	355,797
Vignette Corp.[a]	1,067	18,395
Websense Inc.[a]	1,744	32,090
Yahoo! Inc.[a]	54,117	1,683,039

		16,025,550

IRON & STEEL – 0.38%
AK Steel Holding Corp.[a]	4,653	233,255
Allegheny Technologies Inc.	4,086	417,467
Carpenter Technology Corp.	1,118	162,009
Cleveland-Cliffs Inc.	1,746	167,005
Nucor Corp.	11,660	723,153
Reliance Steel & Aluminum Co.	2,653	154,803
Steel Dynamics Inc.	4,002	212,986
United States Steel Corp.	5,020	541,658

		2,612,336

LEISURE TIME – 0.30%
Brunswick Corp.	3,995	89,128
Callaway Golf Co.	2,840	49,189
Carnival Corp.	17,906	859,130

Security	Shares	Value
Harley-Davidson Inc.	11,067	$569,950
Life Time Fitness Inc.[a]	1,399	84,835
Nautilus Inc.	1,249	8,031
Polaris Industries Inc.[b]	1,761	86,606
Royal Caribbean Cruises Ltd.	5,790	248,275
WMS Industries Inc.[a]	1,725	59,806

		2,054,950

LODGING – 0.60%
Boyd Gaming Corp.	2,375	99,322
Choice Hotels International Inc.	1,407	54,507
Gaylord Entertainment Co.[a]	1,706	92,943
Harrah’s Entertainment Inc.	7,907	697,793
Las Vegas Sands Corp.[a]	4,430	589,544
Marriott International Inc. Class A	14,400	591,984
MGM MIRAGE[a]	5,100	467,211
Orient-Express Hotels Ltd.	1,748	113,270
Starwood Hotels & Resorts Worldwide Inc.	9,055	514,867
Station Casinos Inc.	1,818	163,256
Wyndham Worldwide Corp.	8,087	265,496
Wynn Resorts Ltd.	2,798	451,681

		4,101,874

MACHINERY – 0.96%
AGCO Corp.[a]	3,828	228,455
Albany International Corp. Class A	1,080	40,500
Astec Industries Inc.[a]	549	24,881
Briggs & Stratton Corp.	1,999	44,997
Bucyrus International Inc. Class A	1,465	120,863
Caterpillar Inc.	27,405	2,044,687
Cognex Corp.	1,646	29,595
Cummins Inc.	3,968	476,001
Deere & Co.	9,636	1,492,616
Flowserve Corp.	2,356	186,030
Gardner Denver Inc.[a]	2,252	81,365
Graco Inc.	2,784	109,578
IDEX Corp.	3,354	118,799
Intermec Inc.[a]	2,042	51,908
Joy Global Inc.	4,820	279,849
Manitowoc Co. Inc. (The)	5,218	257,039
Nordson Corp.	1,293	69,176
Rockwell Automation Inc.	6,141	422,992
Terex Corp.[a]	4,384	325,380

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Wabtec Corp.	1,960	$73,559
Zebra Technologies Corp. Class Aa	2,925	114,338

		6,592,608

MANUFACTURING – 4.64%
Actuant Corp. Class A	1,076	74,222
Acuity Brands Inc.	1,976	94,453
AptarGroup Inc.	2,518	112,555
Brink’s Co. (The)	1,974	123,671
Carlisle Companies Inc.	2,546	100,440
Ceradyne Inc.[a]	1,088	74,430
CLARCOR Inc.	2,138	77,951
Cooper Industries Ltd.	8,812	461,661
Crane Co.	2,068	98,106
Danaher Corp.	10,157	870,150
Donaldson Co. Inc.	2,974	127,466
Dover Corp.	8,554	393,484
Eastman Kodak Co.	11,889	340,739
Eaton Corp.	6,200	573,996
ESCO Technologies Inc.[a]	941	38,948
General Electric Co.	437,111	17,991,489
Harsco Corp.	3,492	211,685
Hexcel Corp.[a]	3,778	94,563
Honeywell International Inc.	29,049	1,754,850
Illinois Tool Works Inc.	20,351	1,165,298
Ingersoll-Rand Co. Ltd. Class A	12,716	640,251
ITT Industries Inc.	7,728	517,158
Lancaster Colony Corp.	1,047	42,058
Leggett & Platt Inc.	7,931	154,099
Matthews International Corp. Class A	1,322	60,244
Pall Corp.	5,086	203,796
Parker Hannifin Corp.	7,395	594,336
Pentair Inc.	4,054	143,471
Roper Industries Inc.	3,753	265,750
SPX Corp.	2,551	258,416
Teleflex Inc.	1,576	115,379
Textron Inc.	10,620	735,010
3M Co.	28,006	2,418,598
Tredegar Corp.	1,093	19,040
Trinity Industries Inc.	3,356	121,286
Tyco International Ltd.	20,879	859,588

		31,928,637

Security	Shares	Value
MEDIA – 2.79%
Belo Corp.	4,024	$74,444
Cablevision Systems Corp.[a]	9,557	280,307
CBS Corp. Class A	735	21,124
CBS Corp. Class B	24,871	713,798
Charter Communications Inc. Class Aa,b	20,216	41,847
Clear Channel Communications Inc.	18,564	701,162
Comcast Corp. Class Aa	81,022	1,705,513
Comcast Corp. Class A Special[a]	43,884	915,859
CTC Media Inc.[a]	1,490	37,384
DIRECTV Group Inc. (The)[a]	31,653	838,171
Discovery Holding Co. Class Aa	11,427	325,784
Dow Jones & Co. Inc.	2,558	152,994
EchoStar Communications Corp.[a]	8,813	431,484
Entercom Communications Corp.	1,645	30,515
Gannett Co. Inc.	9,758	413,837
Gemstar-TV Guide International Inc.[a]	11,106	76,520
Idearc Inc.	5,969	161,044
Lee Enterprises Inc.	1,458	23,401
Liberty Global Inc. Class Aa	8,126	318,946
Liberty Global Inc. Class Ca	8,411	308,516
Liberty Media Corp. – Liberty Capital Group Series Aa	5,467	683,266
McClatchy Co. (The) Class Ab	2,328	38,622
McGraw-Hill Companies Inc. (The)	14,590	730,084
Media General Inc. Class A	907	25,378
Meredith Corp.	1,617	100,658
New York Times Co. (The) Class Ab	5,885	115,111
News Corp. Class A	78,917	1,710,131
News Corp. Class B	18,657	427,805
Radio One Inc. Class Da	2,924	10,205
Scholastic Corp.[a]	1,391	55,056
Scripps (E.W.) Co. Class A	3,276	147,453
Sinclair Broadcast Group Inc. Class A	1,658	19,962
Sirius Satellite Radio Inc.[a,b]	54,234	182,226
Time Warner Cable Inc. Class Aa	6,540	186,979
Time Warner Inc.	158,991	2,903,176
Tribune Co.	3,076	93,080
Viacom Inc. Class Aa	751	31,061

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Viacom Inc. Class Ba	25,133	$1,037,742
Walt Disney Co. (The)	77,703	2,690,855
Washington Post Co. (The) Class B	259	219,891
Westwood One Inc.	3,239	6,931
Wiley (John) & Sons Inc. Class A	1,850	81,363
XM Satellite Radio Holdings Inc. Class Aa	12,941	171,856

		19,241,541

METAL FABRICATE & HARDWARE – 0.21%
Commercial Metals Co.	4,917	154,295
Kaydon Corp.	1,235	66,431
Mueller Industries Inc.	1,617	58,147
MuellerWater Products Inc. Class B	4,296	45,452
Precision Castparts Corp.	5,783	866,351
Quanex Corp.	1,653	68,087
Timken Co. (The)	3,480	115,745
Worthington Industries Inc.	3,045	76,125

		1,450,633

MINING – 0.81%
Alcoa Inc.	37,529	1,485,773
Coeur d’Alene Mines Corp.[a,b]	10,671	42,150
Freeport-McMoRan Copper & Gold Inc.	16,173	1,903,239
Kaiser Aluminum Corp.	634	48,045
Meridian Gold Inc.[a]	4,213	172,564
Newmont Mining Corp.	17,932	912,022
RTI International Metals Inc.[a]	987	77,164
Southern Copper Corp.[b]	3,097	432,651
Stillwater Mining Co.[a]	1,651	18,376
Titanium Metals Corp.[a,b]	4,690	165,088
USEC Inc.[a]	3,774	33,211
Vulcan Materials Co.	3,581	306,211

		5,596,494

OFFICE & BUSINESS EQUIPMENT – 0.16%
IKON Office Solutions Inc.	4,312	56,918
Pitney Bowes Inc.	9,448	378,298
Xerox Corp.[a]	39,971	697,094

		1,132,310

OFFICE FURNISHINGS – 0.04%
Herman Miller Inc.	2,871	78,149
HNI Corp.	1,867	80,953

Security	Shares	Value
Interface Inc. Class A	2,020	$38,643
Steelcase Inc. Class A	2,963	52,949

		250,694

OIL & GAS – 8.74%
Anadarko Petroleum Corp.	19,792	1,168,124
Apache Corp.	13,935	1,446,592
Atwood Oceanics Inc.[a]	1,146	96,539
Berry Petroleum Co. Class A	1,506	73,372
Cabot Oil & Gas Corp.	4,142	164,396
Cheniere Energy Inc.[a,b]	2,767	112,064
Chesapeake Energy Corp.	19,016	750,752
Chevron Corp.	90,606	8,291,355
Cimarex Energy Co.	3,328	134,817
Comstock Resources Inc.[a]	1,876	68,568
ConocoPhillips	64,605	5,488,841
Crosstex Energy Inc.	1,758	64,817
Delta Petroleum Corp.[a]	2,661	49,761
Denbury Resources Inc.[a]	4,988	282,321
Devon Energy Corp.	17,793	1,661,866
Diamond Offshore Drilling Inc.	2,734	309,571
Encore Acquisition Co.[a]	2,167	79,529
ENSCO International Inc.	6,201	344,093
EOG Resources Inc.	10,297	912,314
EXCO Resources Inc.[a]	3,604	60,836
Exxon Mobil Corp.	235,770	21,688,482
Forest Oil Corp.[a]	3,681	178,860
Frontier Oil Corp.	4,658	213,290
GlobalSantaFe Corp.	9,712	786,963
Grey Wolf Inc.[a]	7,797	43,897
Helmerich & Payne Inc.	3,986	126,037
Hess Corp.	12,035	861,826
Holly Corp.	2,146	134,769
Marathon Oil Corp.	30,625	1,810,856
Mariner Energy Inc.[a]	3,406	85,150
Murphy Oil Corp.	7,472	550,163
Nabors Industries Ltd.[a]	12,064	338,757
Newfield Exploration Co.[a]	5,343	287,667
Noble Corp.	11,366	601,830
Noble Energy Inc.	7,301	558,819
Occidental Petroleum Corp.	35,419	2,445,682
Parker Drilling Co.[a]	4,207	35,507
Patterson-UTI Energy Inc.	6,722	134,037

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Penn Virginia Corp.	1,800	$87,120
Petrohawk Energy Corp.[a]	6,885	127,373
Pioneer Natural Resources Co.	5,134	261,937
Plains Exploration & Production Co.[a]	3,043	155,041
Pogo Producing Co.	2,179	129,781
Pride International Inc.[a]	6,829	251,990
Quicksilver Resources Inc.[a]	2,179	124,203
Range Resources Corp.	6,204	278,746
Rowan Companies Inc.	4,528	176,501
Southwestern Energy Co.[a]	7,188	371,835
St. Mary Land & Exploration Co.	2,481	105,095
Stone Energy Corp.[a]	1,095	48,815
Sunoco Inc.	5,155	379,408
Swift Energy Co.[a]	1,273	60,378
Tesoro Corp.	5,806	351,437
Transocean Inc.[a]	12,184	1,454,404
Ultra Petroleum Corp.[a]	6,410	454,213
Unit Corp.[a]	1,868	89,234
Valero Energy Corp.	23,300	1,641,019
Whiting Petroleum Corp.[a]	1,776	96,011
XTO Energy Inc.	16,288	1,081,197

		60,168,858

OIL & GAS SERVICES – 1.91%
Baker Hughes Inc.	13,569	1,176,704
BJ Services Co.	12,566	316,538
Cameron International Corp.[a]	4,625	450,290
Core Laboratories NVa	1,064	155,280
Dresser-Rand Group Inc.[a]	3,647	141,139
Exterran Holdings Inc.[a]	2,710	228,182
FMC Technologies Inc.[a]	5,764	349,471
Global Industries Ltd.[a]	3,668	90,306
Grant Prideco Inc.[a]	5,426	266,742
Halliburton Co.	38,407	1,514,004
Helix Energy Solutions Group Inc.[a]	3,559	164,604
ION Geophysical Corp.[a,b]	3,132	47,450
National Oilwell Varco Inc.[a]	15,101	1,105,997
Newpark Resources Inc.[a]	2,936	18,409
Oceaneering International Inc.[a]	2,246	173,548
Oil States International Inc.[a]	1,926	83,184
Schlumberger Ltd.	50,616	4,887,987
SEACOR Holdings Inc.[a]	967	88,626
Smith International Inc.	8,670	572,654

Security	Shares	Value
Superior Energy Services Inc.[a]	3,421	$126,851
Tetra Technologies Inc.[a]	3,022	59,503
Tidewater Inc.	2,393	130,825
Weatherford International Ltd.[a]	14,375	933,081
W-H Energy Services Inc.[a]	1,249	71,892

		13,153,267

PACKAGING & CONTAINERS – 0.19%
Ball Corp.	4,194	207,939
Bemis Co. Inc.	4,336	122,102
Crown Holdings Inc.[a]	6,751	167,425
Owens-Illinois Inc.[a]	5,972	265,276
Packaging Corp. of America	3,874	123,348
Pactiv Corp.[a]	5,767	158,419
Sealed Air Corp.	6,930	172,765
Sonoco Products Co.	4,010	123,989

		1,341,263

PHARMACEUTICALS – 5.16%
Abbott Laboratories	65,417	3,573,077
Abraxis BioScience Inc.[a]	1,064	26,430
Adams Respiratory Therapeutics Inc.[a,b]	1,302	57,210
Alkermes Inc.[a]	4,194	67,943
Allergan Inc.	12,769	862,929
Alpharma Inc. Class Aa	1,826	37,652
AmerisourceBergen Corp.	8,058	379,612
Amylin Pharmaceuticals Inc.[a]	5,386	242,478
Barr Pharmaceuticals Inc.[a]	4,525	259,373
BioMarin Pharmaceutical Inc.[a]	4,090	113,416
Bristol-Myers Squibb Co.	83,460	2,502,965
Cardinal Health Inc.	15,908	1,082,221
Cephalon Inc.[a]	2,783	205,218
Cubist Pharmaceuticals Inc.[a]	2,427	56,792
CVTherapeutics Inc.[a,b]	2,338	23,941
Endo Pharmaceuticals Holdings Inc.[a]	5,572	163,260
Express Scripts Inc.[a]	9,706	612,449
Forest Laboratories Inc.[a]	13,482	526,742
Gilead Sciences Inc.[a]	39,474	1,823,304
Herbalife Ltd.	2,194	96,733
Hospira Inc.[a]	6,626	273,853
ImClone Systems Inc.[a]	2,782	120,043
King Pharmaceuticals Inc.[a]	9,888	104,813
Lilly (Eli) and Co.	41,017	2,221,071
Medarex Inc.[a]	5,450	65,128

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Medco Health Solutions Inc.[a]	11,802	$1,113,873
Medicines Co. (The)[a]	2,186	41,862
Medicis Pharmaceutical Corp. Class A	2,399	71,226
Merck & Co. Inc.	92,409	5,383,748
MGI PHARMA INC.[a]	3,382	110,186
Mylan Inc.	10,445	157,093
NBTY Inc.[a]	2,613	93,023
Neurocrine Biosciences Inc.[a]	1,580	14,615
Noven Pharmaceuticals Inc.[a]	929	14,362
Omnicare Inc.	4,929	145,406
Onyx Pharmaceuticals Inc.[a]	2,175	101,594
OSI Pharmaceuticals Inc.[a]	2,325	96,650
Par Pharmaceutical Companies Inc.[a]	1,436	26,480
Perrigo Co.	3,643	86,376
Pfizer Inc.	294,410	7,245,430
PharMerica Corp.[a]	1,243	19,826
Schering-Plough Corp.	63,514	1,938,447
Sepracor Inc.[a]	4,434	122,112
Theravance Inc.[a]	1,970	49,289
United Therapeutics Corp.[a]	896	61,322
Valeant Pharmaceuticals International[a]	3,717	54,082
VCA Antech Inc.[a]	3,444	158,596
Watson Pharmaceuticals Inc.[a]	4,580	139,965
Wyeth	56,579	2,751,437

		35,495,653

PIPELINES – 0.46%
El Paso Corp.	29,501	520,988
Equitable Resources Inc.	4,767	268,477
National Fuel Gas Co.	3,296	159,823
ONEOK Inc.	4,497	224,580
Questar Corp.	7,324	418,054
Spectra Energy Corp.	26,453	687,249
Williams Companies Inc. (The)	25,075	914,987

		3,194,158

REAL ESTATE – 0.12%
Brookfield Properties Corp.	8,432	210,547
CB Richard Ellis Group Inc. Class Aa	8,407	204,963
Forest City Enterprises Inc. Class A	2,661	151,464

Security	Shares	Value
Jones Lang LaSalle Inc.	1,522	$145,092
St. Joe Co. (The)[b]	3,079	104,255

		816,321

REAL ESTATE INVESTMENT TRUSTS – 1.85%
Alexandria Real Estate Equities Inc.	1,221	125,934
AMB Property Corp.	4,182	273,294
American Financial Realty Trust	5,567	37,522
Annaly Capital Management Inc.	16,106	275,252
Apartment Investment and Management Co. Class A	4,048	189,163
AvalonBay Communities Inc.	3,325	407,811
BioMed Realty Trust Inc.	3,111	74,322
Boston Properties Inc.	5,003	542,025
Brandywine Realty Trust	3,627	93,830
BRE Properties Inc. Class A	2,178	119,354
Camden Property Trust	2,311	144,091
CapitalSource Inc.	5,800	105,676
CBL & Associates Properties Inc.	2,652	87,808
Colonial Properties Trust	1,883	58,994
Corporate Office Properties Trust	1,927	79,643
Cousins Properties Inc.	1,651	47,532
DCT Industrial Trust Inc.	6,717	72,073
Developers Diversified Realty Corp.	5,264	265,306
DiamondRock Hospitality Co.	4,087	78,307
Digital Realty Trust Inc.	2,246	98,802
Douglas Emmett Inc.	4,222	111,081
Duke Realty Corp.	5,706	183,448
Entertainment Properties Trust	1,093	59,973
Equity Lifestyle Properties Inc.	925	46,472
Equity Residential	12,230	510,969
Essex Property Trust Inc.	1,047	129,231
Federal Realty Investment Trust	2,350	207,317
FelCor Lodging Trust Inc.	2,360	49,418
First Industrial Realty Trust Inc.	1,902	77,507
Franklin Street Properties Corp.	2,654	43,128
General Growth Properties Inc.	9,710	527,836
HCP Inc.	8,753	297,952
Health Care REIT Inc.	3,443	152,490
Healthcare Realty Trust Inc.	2,004	52,986
Highwoods Properties Inc.	2,202	79,184
Home Properties Inc.	1,312	67,463
Hospitality Properties Trust	3,787	149,965

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Host Hotels & Resorts Inc.	21,796	$482,999
HRPT Properties Trust	9,403	88,294
iStar Financial Inc.	5,204	158,774
Kilroy Realty Corp.	1,379	89,690
Kimco Realty Corp.	9,272	384,973
LaSalle Hotel Properties	1,531	63,261
Lexington Realty Trust	2,902	57,431
Liberty Property Trust	3,619	136,147
Macerich Co. (The)	2,943	252,245
Mack-Cali Realty Corp.	2,733	108,199
Maguire Properties Inc.	1,562	42,565
Mid-America Apartment Communities Inc.	1,058	55,016
National Retail Properties Inc.[b]	2,834	71,842
Nationwide Health Properties Inc.	3,766	117,575
Newcastle Investment Corp.[b]	2,219	32,952
Pennsylvania Real Estate Investment Trust	1,597	60,926
Post Properties Inc.	1,801	73,841
ProLogis	10,899	781,894
Public Storage	5,419	438,776
RAIT Financial Trust	2,661	24,215
Realty Income Corp.	3,986	117,746
Redwood Trust Inc.[b]	1,160	30,566
Regency Centers Corp.	2,874	205,434
Senior Housing Properties Trust	3,588	80,443
Simon Property Group Inc.	9,493	988,316
SL Green Realty Corp.	2,459	296,703
Strategic Hotels & Resorts Inc.	3,117	68,075
Sunstone Hotel Investors Inc.	2,692	74,865
Taubman Centers Inc.	2,286	134,577
Thornburg Mortgage Inc.[b]	4,705	49,403
UDR Inc.	5,827	138,333
Ventas Inc.	5,468	234,523
Vornado Realty Trust	5,989	669,091
Washington Real Estate Investment Trust	1,781	62,727
Weingarten Realty Investors	3,381	129,357

		12,724,933

RETAIL – 4.99%
Abercrombie & Fitch Co. Class A	3,716	294,307
Advance Auto Parts Inc.	4,425	150,981

Security	Shares	Value
Aeropostale Inc.[a]	3,307	$75,730
American Eagle Outfitters Inc.	8,431	200,489
AnnTaylor Stores Corp.[a]	3,019	93,559
Applebee’s International Inc.	3,312	83,926
AutoNation Inc.[a]	6,490	114,808
AutoZone Inc.[a]	2,202	273,951
Barnes & Noble Inc.	2,214	85,549
Bed Bath & Beyond Inc.[a]	11,761	399,168
Best Buy Co. Inc.	16,466	798,930
Big Lots Inc.[a,b]	4,853	116,375
BJ’s Wholesale Club Inc.[a]	2,740	98,311
Blockbuster Inc. Class Aa,b	3,837	20,183
Bob Evans Farms Inc.	1,475	41,566
Borders Group Inc.	3,050	47,031
Brinker International Inc.	5,440	138,122
Brown Shoe Co. Inc.	1,510	30,804
CarMax Inc.[a]	8,944	186,661
Casey’s General Store Inc.	2,017	57,485
Cato Corp. Class A	1,089	21,867
CBRL Group Inc.	1,486	59,291
CEC Entertainment Inc.[a]	1,483	44,193
Charming Shoppes Inc.[a]	4,592	34,073
Cheesecake Factory Inc. (The)[a]	3,230	72,449
Chico’s FAS Inc.[a]	7,304	95,975
Children’s Place Retail Stores Inc. (The)[a]	987	25,267
Christopher & Banks Corp.	1,455	19,963
Circuit City Stores Inc.	7,678	60,887
Coldwater Creek Inc.[a]	2,686	24,040
Collective Brands Inc.[a]	2,760	51,032
Copart Inc.[a]	2,624	100,709
Costco Wholesale Corp.	18,977	1,276,393
CVS Caremark Corp.	63,356	2,646,380
Darden Restaurants Inc.	5,696	244,928
Dick’s Sporting Goods Inc.[a]	3,480	116,128
Dillard’s Inc. Class A	2,698	62,135
Dollar Tree Stores Inc.[a]	4,522	173,193
Dress Barn Inc.[a]	1,629	26,699
Family Dollar Stores Inc.	6,216	157,576
Foot Locker Inc.	6,218	92,586
Fred’s Inc.	1,264	13,398
GameStop Corp. Class Aa	6,172	365,506

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Gap Inc. (The)	25,332	$478,775
Genesco Inc.[a]	903	41,719
Group 1 Automotive Inc.	985	30,584
Home Depot Inc.	71,318	2,247,230
Hot Topic Inc.[a]	1,835	14,056
IHOP Corp.	900	56,997
Insight Enterprises Inc.[a]	1,832	50,636
J. Crew Group Inc.[a,b]	1,694	63,356
Jack in the Box Inc.[a]	2,998	94,047
Kohl’s Corp.[a]	12,178	669,425
Krispy Kreme Doughnuts Inc.[a,b]	2,513	8,042
Limited Brands Inc.	14,041	309,042
Longs Drug Stores Corp.	1,235	64,850
Lowe’s Companies Inc.	63,499	1,707,488
Macy’s Inc.	19,325	618,980
McDonald’s Corp.	51,027	3,046,312
Men’s Wearhouse Inc. (The)	2,000	84,520
MSC Industrial Direct Co. Inc. Class A	2,050	99,856
99 Cents Only Stores[a]	2,035	21,876
Nordstrom Inc.	9,145	360,679
Nu Skin Enterprises Inc. Class A	2,211	38,184
Office Depot Inc.[a]	11,808	221,518
OfficeMax Inc.	3,120	98,748
O’Reilly Automotive Inc.[a]	4,613	152,321
P.F. Chang’s China Bistro Inc.[a,b]	1,147	33,389
Pacific Sunwear of California Inc.[a]	3,164	52,902
Panera Bread Co. Class Aa	1,140	46,729
Pantry Inc. (The)[a]	945	26,479
Papa John’s International Inc.[a]	836	19,479
Penney (J.C.) Co. Inc.	8,328	468,367
Pep Boys – Manny, Moe & Jack (The)	1,783	26,228
PetSmart Inc.	5,865	175,657
Pier 1 Imports Inc.[a]	3,054	15,545
RadioShack Corp.	5,638	116,256
Regis Corp.	1,850	62,160
Rite Aid Corp.[a]	29,545	115,521
Ross Stores Inc.	6,074	164,119
Ruby Tuesday Inc.	2,216	35,390
Saks Inc.	5,105	108,022
Sally Beauty Co. Inc.[a]	3,293	30,460

Security	Shares	Value
Sears Holdings Corp.[a,b]	3,522	$474,730
Select Comfort Corp.[a,b]	2,214	25,306
Sonic Corp.[a]	3,200	79,296
Staples Inc.	30,251	706,058
Starbucks Corp.[a]	31,681	845,249
Stein Mart Inc.	1,105	7,260
Talbots Inc. (The)[b]	893	13,136
Target Corp.	32,975	2,023,346
Tiffany & Co.	5,686	308,067
TJX Companies Inc. (The)	19,014	550,075
Tractor Supply Co.[a]	1,432	59,342
Triarc Companies Inc. Class B	1,813	20,306
Tuesday Morning Corp.	1,339	10,203
Tween Brands Inc.[a]	1,351	41,476
Under Armour Inc. Class Aa,b	1,311	81,610
Urban Outfitters Inc.[a]	4,708	118,971
Walgreen Co.	43,039	1,706,496
Wal-Mart Stores Inc.	108,099	4,887,156
Wendy’s International Inc.	4,064	141,265
Williams-Sonoma Inc.	3,863	121,453
World Fuel Services Corp.	1,207	53,458
Yum! Brands Inc.	22,154	892,142
Zale Corp.[a,b]	2,230	47,008

		34,381,957

SAVINGS & LOANS – 0.35%
Anchor BanCorp Wisconsin Inc.	913	22,460
Astoria Financial Corp.	4,161	108,144
Dime Community Bancshares Inc.	1,317	18,952
Downey Financial Corp.[b]	913	37,186
First Niagara Financial Group Inc.	4,795	63,294
FirstFed Financial Corp.[a,b]	723	30,930
Hudson City Bancorp Inc.	22,356	350,095
New York Community Bancorp Inc.	11,624	216,323
NewAlliance Bancshares Inc.	4,337	60,675
People’s United Financial Inc.	5,226	92,918
PFF Bancorp Inc.	762	8,115
Provident Financial Services Inc.	2,865	45,382
Sovereign Bancorp Inc.	13,829	199,552
Washington Federal Inc.	3,650	88,184
Washington Mutual Inc.	37,207	1,037,331

		2,379,541

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
SEMICONDUCTORS – 2.74%
Actel Corp.[a]	1,086	$12,370
Advanced Micro Devices Inc.[a,b]	23,262	304,267
Altera Corp.	15,166	297,557
Amkor Technology Inc.[a]	4,537	51,404
Analog Devices Inc.	14,055	470,280
Applied Materials Inc.	58,466	1,135,410
Applied Micro Circuits Corp.[a]	12,800	41,216
Asyst Technologies Inc.[a]	1,482	7,114
Atmel Corp.[a]	18,497	90,450
ATMI Inc.[a]	1,479	47,535
Axcelis Technologies Inc.[a]	4,201	19,703
Broadcom Corp. Class Aa	19,918	648,331
Brooks Automation Inc.[a]	3,066	39,797
Cabot Microelectronics Corp.[a]	1,092	43,331
Cirrus Logic Inc.[a]	3,113	19,145
Cohu Inc.	731	11,988
Conexant Systems Inc.[a]	19,472	24,924
Cree Inc.[a,b]	3,457	96,796
Cypress Semiconductor Corp.[a]	6,476	236,698
DSP Group Inc.[a]	1,099	17,353
Emulex Corp.[a]	3,478	75,333
Entegris Inc.[a,b]	4,891	44,655
Exar Corp.[a]	1,650	20,064
Fairchild Semiconductor International Inc. Class Aa	4,888	89,206
FormFactor Inc.[a]	1,885	73,722
Integrated Device Technology Inc.[a]	8,404	112,866
Intel Corp.	247,233	6,650,568
International Rectifier Corp.[a]	2,835	94,632
Intersil Corp. Class A	6,026	182,829
KLA-Tencor Corp.	8,259	434,836
Kulicke and Soffa Industries Inc.[a]	2,002	15,155
Lam Research Corp.[a,b]	5,868	294,574
Lattice Semiconductor Corp.[a]	4,210	17,598
Linear Technology Corp.	10,459	345,356
LSI Corp.[a]	32,327	213,358
LTX Corp.[a]	2,783	9,212
Marvell Technology Group Ltd.[a]	19,487	351,351
MEMC Electronic Materials Inc.[a]	9,533	698,006
Micrel Inc.	2,761	24,987
Microchip Technology Inc.	9,202	305,230

Security	Shares	Value
Micron Technology Inc.[a]	31,444	$330,476
Microsemi Corp.[a]	2,970	79,032
National Semiconductor Corp.	10,924	274,629
Novellus Systems Inc.[a]	5,337	151,624
NVIDIA Corp.[a]	23,108	817,561
OmniVision Technologies Inc.[a,b]	2,144	47,490
ON Semiconductor Corp.[a]	12,464	127,133
Photronics Inc.[a]	1,763	19,287
PMC-Sierra Inc.[a]	8,613	77,603
QLogic Corp.[a]	6,328	98,274
Rambus Inc.[a]	3,927	77,715
Semtech Corp.[a]	2,969	50,800
Silicon Image Inc.[a]	3,094	19,709
Silicon Laboratories Inc.[a]	2,290	100,073
SiRF Technology Holdings Inc.[a]	2,322	69,219
Skyworks Solutions Inc.[a]	6,339	58,446
Teradyne Inc.[a]	8,059	99,448
Tessera Technologies Inc.[a]	1,951	74,509
Texas Instruments Inc.	61,203	1,995,218
TriQuint Semiconductor Inc.[a]	5,119	32,096
Varian Semiconductor Equipment Associates Inc.[a]	3,831	176,303
Veeco Instruments Inc.[a]	1,098	19,841
Xilinx Inc.	13,097	319,567
Zoran Corp.[a]	2,038	51,969

		18,837,229

SOFTWARE – 4.04%
ACI Worldwide Inc.[a]	1,425	32,590
Activision Inc.[a]	11,811	279,330
Acxiom Corp.	2,922	38,395
Adobe Systems Inc.[a]	24,936	1,194,434
Advent Software Inc.[a]	978	54,113
ANSYS Inc.[a]	3,099	120,272
Autodesk Inc.[a]	9,646	471,689
Automatic Data Processing Inc.	23,169	1,148,256
Avid Technology Inc.[a]	1,763	51,815
BEA Systems Inc.[a]	16,322	275,842
BMC Software Inc.[a]	8,727	295,322
Borland Software Corp.[a]	3,300	14,454
Broadridge Financial Solutions Inc.	5,740	114,800
CA Inc.	17,850	472,133
Cerner Corp.[a]	2,662	158,549

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
Citrix Systems Inc.[a]	7,549	$324,532
Compuware Corp.[a]	15,113	151,130
CSG Systems International Inc.[a]	2,146	44,057
Dun & Bradstreet Corp. (The)	2,691	260,623
Electronic Arts Inc.[a]	13,123	802,078
Fair Isaac Corp.	2,783	105,531
Fidelity National Information Services Inc.	8,369	385,978
Fiserv Inc.[a]	7,336	406,414
Global Payments Inc.	3,256	154,855
IMS Health Inc.	8,400	211,764
Informatica Corp.[a]	3,646	62,274
Intuit Inc.[a]	13,447	432,590
JDA Software Group Inc.[a]	1,322	32,997
MasterCard Inc. Class A	2,758	522,779
Microsoft Corp.	354,413	13,045,943
MoneyGram International Inc.	3,407	54,342
NAVTEQ Corp.[a]	4,098	316,366
Novell Inc.[a]	15,544	117,513
Nuance Communications Inc.[a]	6,249	138,165
Oracle Corp.[a]	167,105	3,704,718
Parametric Technology Corp.[a]	4,540	86,714
Paychex Inc.	14,282	596,702
Progress Software Corp.[a]	1,777	58,126
Quest Software Inc.[a]	2,183	37,984
Red Hat Inc.[a]	8,114	175,181
Salesforce.com Inc.[a]	4,012	226,156
SEI Investments Co.	5,754	181,941
Sybase Inc.[a]	3,745	107,107
Take-Two Interactive Software Inc.[a,b]	2,895	54,368
THQ Inc.[a]	2,832	76,719
Trident Microsystems Inc.[a]	2,539	19,119
VeriFone Holdings Inc.[a]	2,722	134,548
Wind River Systems Inc.[a]	2,942	36,804

		27,788,112

TELECOMMUNICATIONS – 6.22%
Adaptec Inc.[a]	4,407	15,557
ADC Telecommunications Inc.[a]	4,760	89,012
ADTRAN Inc.	2,574	61,956
Alltel Corp.	14,786	1,052,024
Amdocs Ltd.[a]	8,243	283,559
American Tower Corp. Class Aa	17,676	780,926

Security	Shares	Value
Andrew Corp.[a]	6,428	$94,234
Anixter International Inc.[a]	1,418	101,883
ARRIS Group Inc.[a]	4,330	49,795
AT&T Inc.	259,212	10,832,468
Atheros Communications Inc.[a]	2,360	82,836
Black Box Corp.	747	29,865
C-COR Inc.[a]	2,070	25,378
CenturyTel Inc.	4,625	203,731
Ciena Corp.[a]	3,558	170,286
Cincinnati Bell Inc.[a]	10,246	55,533
Cisco Systems Inc.[a]	258,663	8,551,399
Citizens Communications Co.	14,391	189,386
CommScope Inc.[a]	2,531	119,387
Corning Inc.	66,393	1,611,358
Crown Castle International Corp.[a]	12,047	494,770
Dobson Communications Corp. Class Aa	6,141	79,465
Embarq Corp.	6,351	336,095
Extreme Networks Inc.[a]	4,927	21,580
Finisar Corp.[a]	10,424	24,184
Foundry Networks Inc.[a]	5,371	113,543
Harmonic Inc.[a]	3,561	43,872
Harris Corp.	5,708	345,676
IDT Corp. Class B	1,995	16,020
InterDigital Inc.[a]	2,199	47,257
JDS Uniphase Corp.[a]	8,971	136,898
Juniper Networks Inc.[a]	22,622	814,392
Leap Wireless International Inc.[a]	2,026	144,474
Level 3 Communications Inc.[a,b]	63,261	191,681
MetroPCS Communications Inc.[a]	7,562	170,145
Motorola Inc.	98,133	1,843,919
MRV Communications Inc.[a]	6,317	17,940
NeuStar Inc. Class Aa	3,054	104,447
Newport Corp.[a]	1,642	22,446
NII Holdings Inc. Class Ba	7,249	420,442
Plantronics Inc.	2,020	55,247
Polycom Inc.[a]	3,890	108,842
Powerwave Technologies Inc.[a]	4,736	26,332
QUALCOMM Inc.	70,993	3,033,531
Qwest Communications International Inc.[a]	63,804	458,113
RCN Corp.[a]	1,512	22,075
RF Micro Devices Inc.[a,b]	8,079	50,251

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Security	Shares	Value
SAVVIS Inc.[a]	1,192	$45,034
SBA Communications Corp.[a,b]	3,991	142,080
Sonus Networks Inc.[a]	11,418	78,784
Sprint Nextel Corp.	118,031	2,018,330
Sycamore Networks Inc.[a]	8,054	34,391
Tekelec[a]	2,532	33,422
TeleCorp PCS Inc. Escrow[c]	1,292	–
Telephone and Data Systems Inc.	2,061	143,858
Telephone and Data Systems Inc. Special	2,061	135,717
Tellabs Inc.[a]	16,590	146,158
3Com Corp.[a]	15,775	76,982
Time Warner Telecom Inc. Class Aa	6,028	140,091
United States Cellular Corp.[a]	658	61,951
UTStarcom Inc.[a,b]	4,292	13,734
Verizon Communications Inc.	123,065	5,669,605
Virgin Media Inc.	12,228	270,361
Windstream Corp.	20,376	274,057

		42,828,765

TEXTILES – 0.06%
Cintas Corp.	5,862	214,549
G&K Services Inc. Class A	876	35,513
Mohawk Industries Inc.[a]	2,296	195,941

		446,003

TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	6,132	183,040
JAKKS Pacific Inc.[a]	923	24,460
Marvel Entertainment Inc.[a,b]	2,865	70,880
Mattel Inc.	16,403	342,659

		621,039

TRANSPORTATION – 1.46%
Alexander & Baldwin Inc.	1,797	94,127
American Commercial Lines Inc.[a]	1,950	29,075
Arkansas Best Corp.	920	25,254
Bristow Group Inc.[a]	936	46,697
Burlington Northern Santa Fe Corp.	13,894	1,210,862
C.H. Robinson Worldwide Inc.	7,349	366,862
Con-way Inc.	2,163	92,165
CSX Corp.	18,428	825,022
Expeditors International Washington Inc.	8,973	454,482
FedEx Corp.	12,083	1,248,657

Security	Shares	Value
Forward Air Corp.	1,127	$36,774
General Maritime Corp.[b]	1,143	32,210
Genesee & Wyoming Inc. Class Aa	1,597	46,824
Hunt (J.B.) Transport Services Inc.	4,705	130,423
Kansas City Southern Industries Inc.[a]	3,123	120,829
Kirby Corp.[a]	2,200	100,496
Landstar System Inc.	2,514	105,814
Norfolk Southern Corp.	17,156	886,107
Old Dominion Freight Line Inc.[a]	1,170	26,430
Overseas Shipholding Group Inc.	1,164	86,602
Pacer International Inc.	1,525	22,479
Ryder System Inc.	2,550	122,018
Saia Inc.[a]	559	7,876
Teekay Corp.	1,794	100,374
Union Pacific Corp.	11,330	1,450,693
United Parcel Service Inc. Class B	28,929	2,172,568
UTi Worldwide Inc.	3,171	80,892
Werner Enterprises Inc.	2,510	47,740
YRC Worldwide Inc.[a]	2,433	59,803

		10,030,155

TRUCKING & LEASING – 0.01%
GATX Corp.	1,778	72,845

		72,845

WATER – 0.02%
Aqua America Inc.[b]	5,286	122,952

		122,952

TOTAL COMMON STOCKS (Cost: $526,326,261)		688,010,085

SHORT-TERM INVESTMENTS – 0.74%

MONEY MARKET FUNDS – 0.74%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[d,e]	1,100,135	1,100,135
BGI Cash Premier Fund LLC 5.17%[d,e,f]	4,011,072	4,011,072

		5,111,207

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,111,207)		5,111,207

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2007

Value
TOTAL INVESTMENTS IN SECURITIES – 100.66% (Cost: $531,437,468)	$693,121,292

Other Assets, Less Liabilities – (0.66)%	(4,528,802)

NET ASSETS – 100.00%	$688,592,490

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.92%

ELECTRIC – 0.18%
Dynegy Inc. Class Aa	193,022	$1,777,733
OGE Energy Corp.	11,845	453,664

		2,231,397

OIL & GAS – 81.52%
Anadarko Petroleum Corp.	463,060	27,329,801
Apache Corp.	305,951	31,760,773
Atwood Oceanics Inc.[a]	1,670	140,681
Berry Petroleum Co. Class A	24,389	1,188,232
Cabot Oil & Gas Corp.	97,290	3,861,440
Cheniere Energy Inc.[a,b]	36,155	1,464,278
Chesapeake Energy Corp.	249,538	9,851,760
Chevron Corp.	2,038,277	186,522,728
Cimarex Energy Co.	27,946	1,132,093
Comstock Resources Inc.[a]	29,657	1,083,963
ConocoPhillips	658,025	55,905,804
Crosstex Energy Inc.	29,289	1,079,885
Delta Petroleum Corp.[a]	44,652	834,992
Denbury Resources Inc.[a]	52,843	2,990,914
Devon Energy Corp.	401,845	37,532,323
Diamond Offshore Drilling Inc.	69,722	7,894,622
Encore Acquisition Co.[a]	35,101	1,288,207
ENSCO International Inc.	97,968	5,436,244
EOG Resources Inc.	256,494	22,725,368
EXCO Resources Inc.[a]	58,144	981,471
Exxon Mobil Corp.	3,178,394	292,380,464
Forest Oil Corp.[a]	42,073	2,044,327
Frontier Oil Corp.	75,879	3,474,499
GlobalSantaFe Corp.	141,867	11,495,483
Grey Wolf Inc.[a]	129,388	728,454
Helmerich & Payne Inc.	101,146	3,198,237
Hess Corp.	260,660	18,665,863
Holly Corp.	2,360	148,208
Marathon Oil Corp.	540,710	31,972,182
Mariner Energy Inc.[a]	71,056	1,776,400
Murphy Oil Corp.	207,193	15,255,621
Nabors Industries Ltd.[a,b]	253,637	7,122,127
Newfield Exploration Co.[a]	94,585	5,092,456
Noble Corp.	214,345	11,349,568
Noble Energy Inc.	128,257	9,816,791
Occidental Petroleum Corp.	857,688	59,223,356

Security	Shares	Value
Parker Drilling Co.[a]	75,061	$633,515
Patterson-UTI Energy Inc.	103,669	2,067,160
Penn Virginia Corp.	10,392	502,973
Petrohawk Energy Corp.[a]	114,917	2,125,965
Pioneer Natural Resources Co.	129,624	6,613,417
Plains Exploration & Production Co.[a]	28,076	1,430,472
Pogo Producing Co.	36,398	2,167,865
Pride International Inc.[a]	56,817	2,096,547
Quicksilver Resources Inc.[a,b]	41,008	2,337,456
Range Resources Corp.	75,365	3,386,149
Rowan Companies Inc.	43,909	1,711,573
Southwestern Energy Co.[a]	101,910	5,271,804
St. Mary Land & Exploration Co.	37,819	1,602,013
Stone Energy Corp.[a]	231	10,298
Sunoco Inc.	111,252	8,188,147
Swift Energy Co.[a]	20,376	966,434
Tesoro Corp.	70,004	4,237,342
Transocean Inc.[a]	247,898	29,591,584
Ultra Petroleum Corp.[a]	79,716	5,648,676
Unit Corp.[a]	7,159	341,985
Valero Energy Corp.	439,784	30,973,987
Whiting Petroleum Corp.[a]	1,897	102,552
XTO Energy Inc.	216,261	14,355,405

		1,001,112,934

OIL & GAS SERVICES – 17.67%
Baker Hughes Inc.	350,528	30,397,788
BJ Services Co.	247,838	6,243,039
Cameron International Corp.[a]	74,761	7,278,731
Core Laboratories NVa	10,358	1,511,647
Dresser-Rand Group Inc.[a]	50,949	1,971,726
Exterran Holdings Inc.[a]	17,381	1,463,480
FMC Technologies Inc.[a,b]	37,364	2,265,379
Global Industries Ltd.[a]	1,433	35,281
Grant Prideco Inc.[a]	83,036	4,082,050
Halliburton Co.	641,533	25,289,231
Helix Energy Solutions Group Inc.[a]	58,864	2,722,460
ION Geophysical Corp.[a,b]	48,537	735,336
National Oilwell Varco Inc.[a]	220,006	16,113,239
Newpark Resources Inc.[a]	61,667	386,652
Oceaneering International Inc.[a]	7,319	565,539
Oil States International Inc.[a]	31,966	1,380,612
Schlumberger Ltd.	883,896	85,357,837

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
SEACOR Holdings Inc.[a]	7,041	$645,308
Smith International Inc.	149,244	9,857,566
Superior Energy Services Inc.[a]	20,640	765,331
Tetra Technologies Inc.[a]	19,375	381,494
Tidewater Inc.	35,491	1,940,293
Weatherford International Ltd.[a]	222,733	14,457,599
W-H Energy Services Inc.[a]	20,682	1,190,456

		217,038,074

PIPELINES – 0.49%
El Paso Corp.	336,905	5,949,742

		5,949,742

TRANSPORTATION – 0.06%
Bristow Group Inc.[a]	15,246	760,623

		760,623

TOTAL COMMON STOCKS (Cost: $960,939,163)		1,227,092,770

SHORT-TERM INVESTMENTS – 0.94%

MONEY MARKET FUNDS – 0.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	1,004,610	1,004,610
BGI Cash Premier Fund LLC 5.17%[c,d,e]	10,512,936	10,512,936

		11,517,546

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,517,546)		11,517,546

TOTAL INVESTMENTS IN SECURITIES – 100.86% (Cost: $972,456,709)		1,238,610,316

Other Assets, Less Liabilities – (0.86)%		(10,578,164)

NET ASSETS – 100.00%		$1,228,032,152

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.88%

BIOTECHNOLOGY – 11.30%
Affymetrix Inc.[a]	37,157	$946,017
Alexion Pharmaceuticals Inc.[a]	20,213	1,546,294
Amgen Inc.[a]	591,789	34,388,859
Biogen Idec Inc.[a]	155,565	11,580,259
Bio-Rad Laboratories Inc. Class Aa	9,869	953,148
Celera Group[a]	42,648	695,589
Celgene Corp.[a]	206,714	13,643,124
Charles River Laboratories International Inc.[a]	36,970	2,144,260
Enzo Biochem Inc.[a]	19,371	234,583
Enzon Pharmaceuticals Inc.[a,b]	24,644	234,857
Genentech Inc.[a]	252,427	18,712,414
Genzyme Corp.[a]	142,277	10,808,784
Human Genome Sciences Inc.[a]	72,993	690,514
Illumina Inc.[a]	29,178	1,638,345
Incyte Corp.[a]	42,300	366,318
InterMune Inc.[a]	15,996	318,640
Invitrogen Corp.[a]	25,184	2,288,470
Millennium Pharmaceuticals Inc.[a]	173,512	2,050,912
Millipore Corp.[a]	29,271	2,272,893
Myriad Genetics Inc.[a]	23,353	1,292,822
Nektar Therapeutics[a,b]	50,108	299,646
PDL BioPharma Inc.[a]	63,228	1,340,434
Regeneron Pharmaceuticals Inc.[a]	34,344	755,568
Savient Pharmaceuticals Inc.[a]	28,210	397,197
Vertex Pharmaceuticals Inc.[a,b]	71,056	2,297,951

		111,897,898

COMMERCIAL SERVICES – 0.31%
PAREXEL International Corp.[a]	14,791	680,386
Pharmaceutical Product Development Inc.	56,730	2,396,275

		3,076,661

DISTRIBUTION & WHOLESALE – 0.09%
Owens & Minor Inc.	21,787	883,245

		883,245

ELECTRONICS – 2.30%
Applied Biosystems Group	99,783	3,705,941
Thermo Fisher Scientific Inc.[a]	232,232	13,657,564
Varian Inc.[a]	16,584	1,225,392

Security	Shares	Value
Waters Corp.[a]	54,309	$4,180,707

		22,769,604

HEALTH CARE - PRODUCTS – 28.63%
Advanced Medical Optics Inc.[a]	32,094	880,980
Alcon Inc.	41,515	6,318,998
American Medical Systems Holdings Inc.[a]	39,185	501,176
ArthroCare Corp.[a,b]	14,954	969,617
Bard (C.R.) Inc.	57,029	4,768,196
Baxter International Inc.	353,909	21,238,079
Beckman Coulter Inc.	34,091	2,414,325
Becton, Dickinson and Co.	125,216	10,450,527
Boston Scientific Corp.[a]	748,737	10,384,982
Cooper Companies Inc. (The)	24,093	1,011,906
Covidien Ltd.	269,074	11,193,478
Dade Behring Holdings Inc.	54,256	4,173,914
Datascope Corp.	6,867	248,105
DENTSPLY International Inc.	77,374	3,209,474
Edwards Lifesciences Corp.[a]	31,715	1,592,727
Gen-Probe Inc.[a]	28,216	1,975,684
Haemonetics Corp.[a]	14,414	740,735
Henry Schein Inc.[a]	47,936	2,871,366
Hillenbrand Industries Inc.	31,734	1,752,351
Hologic Inc.[a]	62,335	4,234,416
IDEXX Laboratories Inc.[a]	16,936	2,062,466
Immucor Inc.[a]	37,293	1,202,699
Intuitive Surgical Inc.[a]	20,347	6,650,824
Invacare Corp.	16,480	445,949
Inverness Medical Innovations Inc.[a]	27,101	1,628,499
Johnson & Johnson	1,579,043	102,906,232
Kinetic Concepts Inc.[a]	28,740	1,727,274
Kyphon Inc.[a]	24,703	1,750,949
Medtronic Inc.	620,701	29,446,055
Mentor Corp.[b]	18,484	786,864
Patterson Companies Inc.[a]	70,195	2,745,326
PolyMedica Corp.	12,342	653,632
PSSWorld Medical Inc.[a]	36,742	742,188
ResMed Inc.[a]	41,361	1,713,586
Respironics Inc.[a]	39,565	1,980,624
St. Jude Medical Inc.[a]	185,384	7,550,690
Steris Corp.	35,028	1,017,213
Stryker Corp.	170,767	12,124,457

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
TECHNE Corp.[a]	20,317	$1,325,481
Varian Medical Systems Inc.[a]	68,537	3,342,549
Ventana Medical Systems Inc.[a]	18,847	1,658,536
Zimmer Holdings Inc.[a]	129,890	9,026,056

		283,419,185

HEALTH CARE - SERVICES – 13.05%
Aetna Inc.	280,931	15,779,894
AMERIGROUP Corp.[a]	28,305	990,675
Apria Healthcare Group Inc.[a]	23,548	569,155
Brookdale Senior Living Inc.	27,926	1,030,190
Centene Corp.[a]	23,046	537,663
Community Health Systems Inc.[a]	51,791	1,705,478
Covance Inc.[a]	34,703	2,862,998
Coventry Health Care Inc.[a]	84,821	5,115,555
DaVita Inc.[a]	57,157	3,726,065
Health Management Associates Inc. Class A	130,301	861,290
Health Net Inc.[a]	60,563	3,246,782
HealthSouth Corp.[a]	42,790	857,940
Healthways Inc.[a]	18,780	1,139,946
Humana Inc.[a]	89,427	6,702,554
Laboratory Corp. of America Holdings[a,b]	63,942	4,396,013
LifePoint Hospitals Inc.[a,b]	31,087	948,775
Lincare Holdings Inc.[a]	45,989	1,599,038
Magellan Health Services Inc.[a]	21,173	891,383
Manor Care Inc.	39,983	2,662,068
Odyssey Healthcare Inc.[a]	18,733	192,013
Pediatrix Medical Group Inc.[a]	26,308	1,723,174
Psychiatric Solutions Inc.[a]	29,336	1,161,706
Quest Diagnostics Inc.	81,726	4,346,189
Sierra Health Services Inc.[a]	27,709	1,172,091
Sunrise Senior Living Inc.[a]	23,584	872,608
Tenet Healthcare Corp.[a]	255,341	896,247
UnitedHealth Group Inc.	721,471	35,460,300
Universal Health Services Inc. Class B	27,356	1,333,605
WellCare Health Plans Inc.[a]	19,377	468,730
WellPoint Inc.[a]	326,832	25,894,899

		129,145,024

Security	Shares	Value
INSURANCE – 0.82%
CIGNA Corp.	153,945	$8,080,573

		8,080,573

PHARMACEUTICALS – 43.38%
Abbott Laboratories	837,901	45,766,153
Abraxis BioScience Inc.[a]	12,844	319,045
Adams Respiratory Therapeutics Inc.[a,b]	17,049	749,133
Alkermes Inc.[a]	54,790	887,598
Allergan Inc.	164,565	11,121,303
Alpharma Inc. Class Aa	23,233	479,064
Amylin Pharmaceuticals Inc.[a,b]	70,724	3,183,994
Barr Pharmaceuticals Inc.[a]	58,289	3,341,125
BioMarin Pharmaceutical Inc.[a]	51,681	1,433,114
Bristol-Myers Squibb Co.	1,071,622	32,137,944
Cephalon Inc.[a]	36,273	2,674,771
Cubist Pharmaceuticals Inc.[a,b]	30,082	703,919
CVTherapeutics Inc.[a]	29,498	302,060
Endo Pharmaceuticals Holdings Inc.[a]	72,494	2,124,074
Express Scripts Inc.[a]	118,613	7,484,480
Forest Laboratories Inc.[a]	172,436	6,737,075
Gilead Sciences Inc.[a]	506,587	23,399,254
Hospira Inc.[a]	84,845	3,506,644
ImClone Systems Inc.[a]	32,345	1,395,687
King Pharmaceuticals Inc.[a]	130,937	1,387,932
Lilly (Eli) and Co.	526,553	28,512,845
Medarex Inc.[a]	67,757	809,696
Medco Health Solutions Inc.[a]	147,414	13,912,933
Medicines Co. (The)[a]	28,370	543,286
Medicis Pharmaceutical Corp. Class A	30,082	893,135
Merck & Co. Inc.	1,185,124	69,045,324
MGI PHARMA INC.[a]	43,098	1,404,133
Mylan Inc.	134,838	2,027,964
Neurocrine Biosciences Inc.[a]	20,594	190,495
Noven Pharmaceuticals Inc.[a]	13,422	207,504
Onyx Pharmaceuticals Inc.[a]	29,820	1,392,892
OSI Pharmaceuticals Inc.[a]	31,157	1,295,196
Par Pharmaceutical Companies Inc.[a]	19,629	361,959
Perrigo Co.	41,933	994,231

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
Pfizer Inc.	3,772,608	$92,843,883
PharMerica Corp.[a]	15,572	248,373
Schering-Plough Corp.	814,756	24,866,353
Sepracor Inc.[a]	57,629	1,587,103
Theravance Inc.[a]	27,247	681,720
United Therapeutics Corp.[a]	10,484	717,525
Valeant Pharmaceuticals International[a,b]	43,035	626,159
Watson Pharmaceuticals Inc.[a]	55,613	1,699,533
Wyeth	726,545	35,331,883

		429,328,494

TOTAL COMMON STOCKS (Cost: $984,036,867)		988,600,684

SHORT-TERM INVESTMENTS – 1.43%

MONEY MARKET FUNDS – 1.43%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	804,079	804,079
BGI Cash Premier Fund LLC 5.17%[c,d,e]	13,342,436	13,342,436

		14,146,515

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,146,515)		14,146,515

TOTAL INVESTMENTS IN SECURITIES – 101.31% (Cost: $998,183,382)		1,002,747,199

Other Assets, Less Liabilities – (1.31)%		(12,975,756)

NET ASSETS – 100.00%		$989,771,443

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.92%

COMMERCIAL SERVICES – 0.15%
Gartner Inc.[a]	33,226	$727,649
SAIC Inc.[a]	54,073	1,065,779

		1,793,428

COMPUTERS – 28.70%
Agilysys Inc.	14,606	252,684
Apple Inc.[a]	416,881	79,186,546
Brocade Communications Systems Inc.[a]	195,482	1,859,034
CACI International Inc. Class Aa	14,441	777,648
Cadence Design Systems Inc.[a]	133,597	2,618,501
CIBER Inc.[a]	24,462	190,559
Cognizant Technology Solutions Corp.[a]	141,126	5,851,084
Computer Sciences Corp.[a]	84,933	4,959,238
Dell Inc.[a]	987,142	30,206,545
Diebold Inc.	32,416	1,356,285
DST Systems Inc.[a,b]	24,422	2,068,788
Electronic Data Systems Corp.	245,545	5,301,317
Electronics For Imaging Inc.[a]	27,601	629,303
EMC Corp.[a]	1,014,865	25,767,422
Henry (Jack) & Associates Inc.	41,009	1,198,283
Hewlett-Packard Co.	1,085,918	56,120,242
Hutchinson Technology Inc.[a]	12,084	286,753
Imation Corp.	16,221	361,404
International Business Machines Corp.	669,146	77,701,233
Lexmark International Inc. Class Aa	45,731	1,920,245
Mentor Graphics Corp.[a]	41,743	668,723
MICROS Systems Inc.[a]	19,372	1,391,297
NCR Corp.[a]	85,722	2,365,070
Network Appliance Inc.[a]	185,027	5,826,500
Palm Inc.[b]	44,987	405,783
Perot Systems Corp. Class Aa	41,485	605,681
Quantum Corp.[a]	94,549	378,196
SanDisk Corp.[a]	110,167	4,891,415
Seagate Technology	260,219	7,244,497
Silicon Storage Technology Inc.[a]	41,857	138,965
SRA International Inc. Class Aa	20,277	556,806
Sun Microsystems Inc.[a]	1,757,595	10,035,867
Synopsys Inc.[a]	69,253	1,957,090

Security	Shares	Value
Teradata Corp.[a]	85,732	$2,445,934
Unisys Corp.[a]	166,356	1,011,444
Western Digital Corp.[a]	106,231	2,753,508

		341,289,890

DISTRIBUTION & WHOLESALE – 0.25%
Brightpoint Inc.[a]	25,043	405,697
Ingram Micro Inc. Class Aa	71,069	1,509,506
Tech Data Corp.[a]	26,627	1,047,240

		2,962,443

ELECTRONICS – 0.07%
Cymer Inc.[a]	18,458	784,465

		784,465

ENERGY - ALTERNATE SOURCES – 0.22%
First Solar Inc.[a]	16,598	2,635,928

		2,635,928

ENGINEERING & CONSTRUCTION – 0.05%
Dycom Industries Inc.[a]	19,049	538,134

		538,134

ENTERTAINMENT – 0.05%
Macrovision Corp.[a]	26,305	631,320

		631,320

INTERNET – 10.86%
Akamai Technologies Inc.[a]	79,033	3,097,303
Ariba Inc.[a]	38,500	498,190
Avocent Corp.[a]	22,761	615,230
Check Point Software Technologies Ltd.[a]	87,903	2,220,430
Digital River Inc.[a]	20,299	1,077,065
EarthLink Inc.[a]	58,845	465,464
Equinix Inc.[a,b]	14,647	1,708,719
F5 Networks Inc.[a]	42,519	1,531,960
Google Inc. Class Aa	111,292	78,683,444
InfoSpace Inc.	16,160	312,373
Interwoven Inc.[a]	21,230	301,254
j2 Global Communications Inc.[a]	24,178	814,557
McAfee Inc.[a]	76,699	3,171,504
Openwave Systems Inc.	39,383	155,957
RealNetworks Inc.[a]	53,368	387,452
S1 Corp.[a]	30,170	254,031
SonicWALL Inc.[a]	33,883	350,350
Symantec Corp.[a]	428,229	8,042,141

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
TIBCO Software Inc.[a]	104,108	$955,711
United Online Inc.	34,345	604,472
VeriSign Inc.[a]	120,156	4,096,118
Vignette Corp.[a]	13,431	231,550
Websense Inc.[a]	22,344	411,130
Yahoo! Inc.[a]	616,666	19,178,313

		129,164,718

MACHINERY – 0.05%
Intermec Inc.[a]	22,944	583,236

		583,236

OFFICE & BUSINESS EQUIPMENT – 1.08%
IKON Office Solutions Inc.	51,334	677,609
Pitney Bowes Inc.	107,688	4,311,828
Xerox Corp.[a]	452,621	7,893,710

		12,883,147

RETAIL – 0.06%
Insight Enterprises Inc.[a]	23,706	655,234

		655,234

SEMICONDUCTORS – 18.15%
Actel Corp.[a]	11,668	132,899
Advanced Micro Devices Inc.[a]	264,377	3,458,051
Altera Corp.	165,897	3,254,899
Amkor Technology Inc.[a]	50,959	577,365
Analog Devices Inc.	152,086	5,088,798
Applied Materials Inc.	686,629	13,334,335
Applied Micro Circuits Corp.[a]	142,520	458,914
Asyst Technologies Inc.[a]	21,322	102,346
Atmel Corp.[a]	216,841	1,060,352
ATMI Inc.[a]	17,269	555,026
Axcelis Technologies Inc.[a]	47,319	221,926
Broadcom Corp. Class Aa	238,370	7,758,944
Brooks Automation Inc.[a]	35,084	455,390
Cabot Microelectronics Corp.[a]	11,614	460,844
Cirrus Logic Inc.[a]	36,430	224,044
Cohu Inc.	9,680	158,752
Conexant Systems Inc.[a]	229,385	293,613
Cree Inc.[a,b]	40,241	1,126,748
Cypress Semiconductor Corp.[a]	73,493	2,686,169
DSP Group Inc.[a]	13,708	216,449
Emulex Corp.[a]	41,649	902,117
Entegris Inc.[a]	63,658	581,198

Security	Shares	Value
Exar Corp.[a]	20,596	$250,447
Fairchild Semiconductor International Inc. Class Aa	59,308	1,082,371
FormFactor Inc.[a]	22,097	864,214
Integrated Device Technology Inc.[a]	93,875	1,260,741
Intel Corp.	2,813,315	75,678,173
International Rectifier Corp.[a]	34,131	1,139,293
Intersil Corp. Class A	64,832	1,967,003
KLA-Tencor Corp.	95,923	5,050,346
Kulicke and Soffa Industries Inc.[a]	25,943	196,388
Lam Research Corp.[a,b]	63,668	3,196,134
Lattice Semiconductor Corp.[a]	53,775	224,779
Linear Technology Corp.	113,924	3,761,770
LSI Corp.[a,b]	359,083	2,369,948
LTX Corp.[a]	28,392	93,978
Marvell Technology Group Ltd.[a]	232,127	4,185,250
MEMC Electronic Materials Inc.[a]	110,781	8,111,385
Micrel Inc.	29,792	269,618
Microchip Technology Inc.	107,679	3,571,712
Micron Technology Inc.[a,b]	363,573	3,821,152
Microsemi Corp.[a]	33,044	879,301
National Semiconductor Corp.	130,597	3,283,209
Novellus Systems Inc.[a]	62,738	1,782,387
NVIDIA Corp.[a]	273,985	9,693,589
OmniVision Technologies Inc.[a,b]	26,379	584,295
ON Semiconductor Corp.[a]	146,486	1,494,157
Photronics Inc.[a]	17,743	194,108
PMC-Sierra Inc.[a]	101,414	913,740
QLogic Corp.[a]	74,303	1,153,926
Rambus Inc.[a]	46,260	915,485
Semtech Corp.[a]	34,208	585,299
Silicon Image Inc.[a]	39,376	250,825
Silicon Laboratories Inc.[a]	27,023	1,180,905
SiRF Technology Holdings Inc.[a]	26,959	803,648
Skyworks Solutions Inc.[a]	75,542	696,497
Teradyne Inc.[a]	91,745	1,132,133
Tessera Technologies Inc.[a]	22,264	850,262
Texas Instruments Inc.	696,768	22,714,637
TriQuint Semiconductor Inc.[a]	66,279	415,569
Varian Semiconductor Equipment Associates Inc.[a]	38,645	1,778,443
Xilinx Inc.	148,503	3,623,473

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
Zoran Corp.[a]	24,791	$632,170

		215,761,939

SOFTWARE – 21.42%
ACI Worldwide Inc.[a]	18,741	428,607
Adobe Systems Inc.[a]	284,396	13,622,568
Advent Software Inc.[a]	9,553	528,567
ANSYS Inc.[a]	37,845	1,468,764
Autodesk Inc.[a]	111,562	5,455,382
BEA Systems Inc.[a]	206,538	3,490,492
BMC Software Inc.[a]	97,291	3,292,327
Borland Software Corp.[a]	36,576	160,203
CA Inc.	200,118	5,293,121
Cerner Corp.[a]	30,812	1,835,163
Citrix Systems Inc.[a]	90,783	3,902,761
Compuware Corp.[a]	157,111	1,571,110
CSG Systems International Inc.[a]	22,008	451,824
Fair Isaac Corp.	28,030	1,062,898
Informatica Corp.[a]	44,013	751,742
Intuit Inc.[a]	153,000	4,922,010
JDA Software Group Inc.[a]	13,834	345,297
Microsoft Corp.	4,095,969	150,772,619
Novell Inc.[a]	167,721	1,267,971
Nuance Communications Inc.[a]	75,297	1,664,817
Oracle Corp.[a]	1,898,547	42,090,787
Parametric Technology Corp.[a]	56,333	1,075,960
Progress Software Corp.[a]	20,197	660,644
Quest Software Inc.[a]	27,508	478,639
Red Hat Inc.[a]	92,929	2,006,337
Salesforce.com Inc.[a,b]	46,989	2,648,770
Sybase Inc.[a]	43,552	1,245,587
Trident Microsystems Inc.[a]	26,440	199,093
VeriFone Holdings Inc.[a]	31,754	1,569,600
Wind River Systems Inc.[a]	39,012	488,040

		254,751,700

TELECOMMUNICATIONS – 18.81%
Adaptec Inc.[a]	54,232	191,439
ADC Telecommunications Inc.[a]	56,018	1,047,537
ADTRAN Inc.	30,797	741,284
Amdocs Ltd.[a]	93,834	3,227,890
American Tower Corp. Class Aa	199,432	8,810,906
Andrew Corp.[a]	77,443	1,135,314
ARRIS Group Inc.[a]	52,543	604,244

Security	Shares	Value
Atheros Communications Inc.[a]	28,474	$999,437
C-COR Inc.[a]	21,972	269,377
Ciena Corp.[a]	43,114	2,063,436
Cisco Systems Inc.[a]	2,977,345	98,431,026
Corning Inc.	756,184	18,352,586
Crown Castle International Corp.[a]	136,472	5,604,905
Extreme Networks Inc.[a]	52,699	230,822
Finisar Corp.[a]	116,765	270,895
Foundry Networks Inc.[a]	61,614	1,302,520
Harmonic Inc.[a]	36,843	453,906
Harris Corp.	66,253	4,012,282
InterDigital Inc.[a]	21,899	470,609
JDS Uniphase Corp.[a,b]	101,903	1,555,040
Juniper Networks Inc.[a]	249,343	8,976,348
Motorola Inc.	1,119,020	21,026,386
MRV Communications Inc.[a]	58,488	166,106
Plantronics Inc.	22,633	619,013
Polycom Inc.[a]	46,259	1,294,327
QUALCOMM Inc.	809,619	34,595,020
RF Micro Devices Inc.[a,b]	91,400	568,508
SAVVIS Inc.[a]	13,875	524,197
SBA Communications Corp.[a,b]	47,195	1,680,142
Sonus Networks Inc.[a]	124,377	858,201
Sycamore Networks Inc.[a]	88,031	375,892
Tekelec[a]	31,219	412,091
Tellabs Inc.[a]	199,757	1,759,859
3Com Corp.[a]	190,047	927,429
UTStarcom Inc.[a,b]	49,183	157,386

		223,716,360

TOTAL COMMON STOCKS (Cost: $1,048,257,200)		1,188,151,942

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.28%

MONEY MARKET FUNDS – 1.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	1,384,066	$1,384,066
BGI Cash Premier Fund LLC 5.17%[c,d,e]	13,872,949	13,872,949

		15,257,015

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,257,015)		15,257,015

TOTAL INVESTMENTS IN SECURITIES – 101.20% (Cost: $1,063,514,215)		1,203,408,957

Other Assets, Less Liabilities – (1.20)%		(14,326,957)

NET ASSETS – 100.00%		$1,189,082,000

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 100.04%

HOLDING COMPANIES - DIVERSIFIED – 3.89%
Leucadia National Corp.	765,611	$38,785,853

		38,785,853

TELECOMMUNICATIONS – 96.15%
Alaska Communications Systems Group Inc.	311,875	5,074,206
Alltel Corp.	763,686	54,336,259
AT&T Inc.	3,865,543	161,541,042
Cbeyond Inc.[a]	217,148	8,494,830
Centennial Communications Corp.[a]	128,817	1,319,086
CenturyTel Inc.	806,648	35,532,844
Cincinnati Bell Inc.[a]	2,374,458	12,869,562
Citizens Communications Co.	2,169,408	28,549,409
Consolidated Communications Holdings Inc.	94,235	1,876,219
Dobson Communications Corp. Class Aa	1,553,545	20,102,872
Embarq Corp.	739,385	39,128,254
FairPoint Communications Inc.	211,668	3,913,741
FiberTower Corp.[a,b]	1,353,189	4,276,077
General Communication Inc. Class Aa	222,712	2,612,412
Global Crossing Ltd.[a]	272,872	5,754,870
Globalstar Inc.[a,b]	102,505	883,593
IDT Corp. Class Bb	743,984	5,974,192
Iowa Telecommunications Services Inc.	193,656	3,818,896
iPCS Inc.	62,437	2,232,123
Leap Wireless International Inc.[a,b]	355,383	25,342,362
Level 3 Communications Inc.[a,b]	7,042,103	21,337,572
MetroPCS Communications Inc.[a]	3,286,577	73,947,983
NII Holdings Inc. Class Ba	678,922	39,377,476
North Pittsburgh Systems Inc.	74,090	1,798,905
NTELOS Holdings Corp.	226,114	6,826,382
PAETEC Holding Corp.[a]	626,630	8,428,174
Qwest Communications International Inc.[a,b]	5,187,451	37,245,898
RCN Corp.[a]	313,382	4,575,377
Sprint Nextel Corp.	3,936,413	67,312,662
SureWest Communications	80,250	2,125,020
TeleCorp PCS Inc. Escrow[c]	15,427	2

Security	Shares	Value
Telephone and Data Systems Inc.	515,166	$35,958,587
TerreStar Corp.[a]	209,256	1,810,064
Time Warner Telecom Inc. Class Aa,b	753,357	17,508,017
United States Cellular Corp.[a]	295,930	27,861,810
USA Mobility Inc.[a]	230,501	3,605,036
Verizon Communications Inc.	2,812,108	129,553,816
Virgin Media Inc.	1,205,167	26,646,242
Windstream Corp.	2,239,563	30,122,122

		959,673,994

TOTAL COMMON STOCKS (Cost: $979,981,825)		998,459,847

SHORT-TERM INVESTMENTS – 9.49%

MONEY MARKET FUNDS – 9.49%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[d,e]	1,049,866	1,049,866
BGI Cash Premier Fund LLC 5.17%[d,e,f]	93,687,980	93,687,980

		94,737,846

TOTAL SHORT-TERM INVESTMENTS (Cost: $94,737,846)		94,737,846

TOTAL INVESTMENTS IN SECURITIES – 109.53% (Cost: $1,074,719,671)		1,093,197,693

Other Assets, Less Liabilities – (9.53)%		(95,131,557)

NET ASSETS – 100.00%		$998,066,136

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.87%

ELECTRIC – 81.84%
AES Corp. (The)[a]	870,510	$18,637,619
Allegheny Energy Inc.[a]	215,509	13,072,776
ALLETE Inc.	32,781	1,432,202
Alliant Energy Corp.	145,960	5,838,400
Ameren Corp.	269,527	14,570,630
American Electric Power Co. Inc.	513,389	24,750,484
Aquila Inc.[a]	485,664	2,030,076
Avista Corp.	68,509	1,510,623
Black Hills Corp.	49,217	2,186,219
CenterPoint Energy Inc.	368,805	6,181,172
Cleco Corp.	78,005	2,055,432
CMS Energy Corp.	292,322	4,960,704
Consolidated Edison Inc.	352,769	16,611,892
Constellation Energy Group Inc.	237,314	22,473,636
Dominion Resources Inc.	379,684	34,790,445
DPL Inc.	147,459	4,282,209
DTE Energy Co.	222,534	11,037,686
Duke Energy Corp.	1,635,486	31,352,267
Edison International	390,249	22,692,979
El Paso Electric Co.[a]	59,872	1,457,883
Energy East Corp.	206,073	5,745,315
Entergy Corp.	255,182	30,588,666
Exelon Corp.	874,456	72,387,468
FirstEnergy Corp.	397,525	27,707,492
FPL Group Inc.	484,793	33,169,537
Great Plains Energy Inc.	112,053	3,343,662
Hawaiian Electric Industries Inc.[b]	106,410	2,468,712
IDACORP Inc.	57,493	2,005,931
Integrys Energy Group Inc.	98,607	5,306,043
Mirant Corp.[a]	335,140	14,196,530
Northeast Utilities	200,248	6,173,646
NorthWestern Corp.	47,117	1,299,487
NRG Energy Inc.[a]	312,754	14,280,348
NSTAR	129,414	4,550,196
Pepco Holdings Inc.	251,455	7,163,953
PG&E Corp.	457,487	22,384,839
Pinnacle West Capital Corp.	129,323	5,224,649
PNM Resources Inc.	90,047	2,252,075
PPL Corp.	502,269	25,967,307
Progress Energy Inc.	335,572	16,107,456

Security	Shares	Value
Public Service Enterprise Group Inc.	327,541	$31,312,920
Puget Energy Inc.	152,344	4,303,718
Reliant Energy Inc.[a]	442,415	12,175,261
SCANA Corp.	137,324	5,573,981
Sierra Pacific Resources Corp.	288,076	4,859,842
Southern Co. (The)	980,145	35,932,116
TECO Energy Inc.	271,677	4,572,324
UniSource Energy Corp.	45,608	1,446,686
Westar Energy Inc.	119,281	3,175,260
Wisconsin Energy Corp.	152,549	7,304,046
Xcel Energy Inc.	547,532	12,346,847

		667,251,647

GAS – 7.53%
AGL Resources Inc.	101,698	4,020,122
Atmos Energy Corp.	115,498	3,239,719
Energen Corp.	84,990	5,439,360
New Jersey Resources Corp.	35,932	1,769,651
Nicor Inc.	58,559	2,533,848
NiSource Inc.	357,168	7,304,086
Northwest Natural Gas Co.	34,706	1,671,788
Piedmont Natural Gas Co.	92,166	2,352,998
Sempra Energy	303,819	18,687,907
Southern Union Co.	131,321	4,136,611
Southwest Gas Corp.	54,682	1,627,336
UGI Corp.	136,881	3,643,772
Vectren Corp.	99,057	2,777,558
WGL Holdings Inc.	64,203	2,177,766

		61,382,522

PIPELINES – 10.01%
Equitable Resources Inc.	150,419	8,471,598
National Fuel Gas Co.	91,655	4,444,351
ONEOK Inc.	126,553	6,320,057
Questar Corp.	224,508	12,814,917
Spectra Energy Corp.	817,737	21,244,807
Williams Companies Inc. (The)	776,121	28,320,655

		81,616,385

WATER – 0.49%
Aqua America Inc.	172,098	4,002,999

		4,002,999

TOTAL COMMON STOCKS (Cost: $658,279,792)		814,253,553

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	723,944	$723,944
BGI Cash Premier Fund LLC 5.17%[c,d,e]	31,102	31,102

		755,046

TOTAL SHORT-TERM INVESTMENTS (Cost: $755,046)		755,046

TOTAL INVESTMENTS IN SECURITIES – 99.96% (Cost: $659,034,838)		815,008,599

Other Assets, Less Liabilities – 0.04%		336,377

NET ASSETS – 100.00%		$815,344,976

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.74%

AUSTRALIA – 41.13%
Amcor Ltd.	39,134	$254,597
APN News & Media Ltd.	20,077	99,730
Australia & New Zealand Banking Group Ltd.	31,399	875,881
BlueScope Steel Ltd.	39,253	385,604
Boral Ltd.	34,357	215,559
Centennial Coal Co. Ltd.	56,474	224,004
Coca-Cola Amatil Ltd.	27,591	260,814
Commonwealth Bank of Australia	32,844	1,871,948
CSR Ltd.	30,447	96,219
Futuris Corp. Ltd.	22,406	44,021
Great Southern Plantations Ltd.	352,648	718,996
Iluka Resources Ltd.	35,141	142,317
Insurance Australia Group Ltd.	30,770	134,026
John Fairfax Holdings Ltd.	15,844	69,599
Lend Lease Corp. Ltd.	22,984	427,073
Lion Nathan Ltd.	29,206	251,179
Macarthur Coal Ltd.	54,349	455,830
Macquarie Infrastructure Group	37,060	108,531
Mirvac Group	44,149	236,489
National Australia Bank Ltd.	36,618	1,462,630
OneSteel Ltd.	43,520	277,485
Perpetual Ltd.	39,151	2,694,390
Qantas Airways Ltd.	9,418	51,583
Sims Group Ltd.	43,639	1,138,455
St. George Bank Ltd.	29,359	989,027
Stockland	40,902	339,258
Suncorp-Metway Ltd.	28,747	540,285
Tabcorp Holdings Ltd.	44,540	642,277
Telstra Corp. Ltd.	25,041	108,608
Wesfarmers Ltd.	40,630	1,654,510
Westfield Group	31,609	638,601
Westpac Banking Corp.	34,867	986,839

		18,396,365

CANADA – 2.73%
Manitoba Telecom Services Inc.	14,025	694,015
Russel Metals Inc.	15,814	525,968

		1,219,983

Security	Shares	Value
DENMARK – 1.24%
A/S Dampskibsselskabet TORM	13,413	$557,155

		557,155

FRANCE – 1.32%
France Telecom SA	16,031	590,490

		590,490

HONG KONG – 8.85%
BOC Hong Kong (Holdings) Ltd.	136,000	381,638
Cheung Kong Infrastructure Holdings Ltd.	85,000	331,192
CITIC Pacific Ltd.	85,000	531,881
CLP Holdings Ltd.	93,500	628,496
Hongkong Electric Holdings Ltd.	102,000	522,449
Industrial and Commercial Bank of China (Asia) Ltd.	102,000	282,281
Orient Overseas International Ltd.	102,000	1,044,899
Shenzhen Investment Ltd.	102,000	97,384
TPVTechnology Ltd.	204,000	136,600

		3,956,820

ITALY – 4.70%
Arnoldo Mondadori Editore SpA	56,219	555,517
Enel SpA	71,468	854,571
Milano Assicurazioni SpA	54,706	455,485
Telecom Italia SpA	75,361	236,319

		2,101,892

JAPAN – 0.66%
Takefuji Corp.	11,560	294,803

		294,803

NETHERLANDS – 2.35%
Koninklijke Wessanen NV	19,329	325,783
Unilever NV	22,355	724,140

		1,049,923

NEW ZEALAND – 1.56%
Telecom Corp. of New Zealand Ltd.	208,864	697,211

		697,211

SINGAPORE – 3.11%
Singapore Petroleum Co. Ltd.	170,000	962,209
Singapore Telecommunications Ltd.	153,000	430,882

		1,393,091

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

October 31, 2007

Security	Shares	Value
SWEDEN – 2.97%
Electrolux AB Series B	15,793	$304,757
Kungsleden AB	9,316	132,540
TeliaSonera AB	48,218	473,758
Trelleborg AB Class B	16,541	419,954

		1,331,009

UNITED KINGDOM – 29.12%
Alliance & Leicester PLC	41,803	686,466
Aviva PLC	29,835	468,242
Barclays PLC[a]	33,082	415,086
BBA Aviation PLC	42,162	211,299
Bradford & Bingley PLC	44,098	283,066
BT Group PLC	27,200	184,203
Carpetright PLC	34,527	869,303
Close Brothers Group PLC	41,650	664,486
Compass Group PLC	38,675	277,982
Dairy Crest Group PLC	27,676	346,394
Davis Service Group PLC (The)	26,877	303,731
DS Smith PLC	41,769	200,436
DSG International PLC	45,985	123,707
Emap PLC	35,632	648,786
FKI PLC	52,073	100,331
Friends Provident PLC	31,161	119,107
GKN PLC	43,044	327,939
HMV Group PLC	57,681	150,678
HSBC Holdings PLC	39,729	784,870
IMI PLC	31,739	370,214
Jardine Lloyd Thompson Group PLC	43,146	343,280
JJB Sports PLC	39,423	141,679
Kingfisher PLC	38,596	158,190
Lloyds TSB Group PLC	55,284	626,475
National Grid PLC	30,243	503,545
Old Mutual PLC	28,798	110,075
Provident Financial PLC	23,836	436,481
Rank Group PLC	58,790	125,181
Rentokil Initial PLC	35,972	128,529
Royal Bank of Scotland Group PLC	106,372	1,141,320
Scottish & Newcastle PLC	34,238	556,903
Stolt-Nielsen SA	11,260	327,899
Tomkins PLC	51,010	234,979
Topps Tiles PLC	37,893	158,418
Trinity Mirror PLC	37,247	310,854

Security	Shares	Value
Vodafone Group PLC	33,864	$132,957
Woolworths Group PLC	111,469	49,207

		13,022,298

TOTAL COMMON STOCKS (Cost: $42,445,210)		44,611,040

WARRANTS – 0.00%

HONG KONG – 0.00%
Industrial and Commercial Bank of China (Asia) Ltd., Expires 11/6/08[b]	7,999	1,497

		1,497

TOTAL WARRANTS (Cost: $0)		1,497

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[a,c]	15,919	15,919

		15,919

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,919)		15,919

TOTAL INVESTMENTS IN SECURITIES – 99.78% (Cost: $42,461,129)		44,628,456

Other Assets, Less Liabilities – 0.22%		96,943

NET ASSETS – 100.00%		$44,725,399

[a]	Affiliated issuer. See Note 2.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.70%

AGRICULTURE – 4.60%
Altria Group Inc.	3,614,045	$263,572,302
Universal Corp.[a]	1,625,851	79,243,978
UST Inc.	170,297	9,080,236

		351,896,516

AUTO MANUFACTURERS – 1.22%
General Motors Corp.	2,373,920	93,033,925

		93,033,925

AUTO PARTS & EQUIPMENT – 0.34%
Superior Industries International Inc.	1,280,711	25,883,169

		25,883,169

BANKS – 25.51%
Associated Banc-Corp	2,451,651	70,754,648
Bank of America Corp.	4,195,633	202,565,161
Bank of Hawaii Corp.	854,023	45,399,863
Bank of New York Mellon Corp. (The)	172,053	8,404,789
BB&T Corp.	1,269,331	46,927,167
Citizens Republic Bancorp Inc.	2,616,916	39,829,462
Colonial BancGroup Inc. (The)	847,052	16,246,457
Comerica Inc.	2,782,053	129,866,234
F.N.B. Corp. (Pennsylvania)	2,714,001	45,106,697
Fifth Third Bancorp	1,576,763	49,321,147
First Horizon National Corp.	2,567,148	66,951,220
FirstMerit Corp.	3,854,760	81,720,912
Fulton Financial Corp.	181,295	2,376,777
Huntington Bancshares Inc.	5,015,216	89,822,519
KeyCorp	4,021,805	114,420,352
National City Corp.	3,645,102	88,393,724
Pacific Capital Bancorp	839,387	17,400,492
PNC Financial Services Group Inc. (The)	2,935,044	211,792,775
Popular Inc.	1,741,452	18,372,319
Provident Bankshares Corp.[a]	1,642,898	40,530,294
Regions Financial Corp.	5,088,812	138,008,581
SunTrust Banks Inc.	841,448	61,089,125
Synovus Financial Corp.	101,557	2,677,043
TCF Financial Corp.	1,219,944	27,778,125
TrustCo Bank Corp. NY	988,333	10,417,030

Security	Shares	Value
Trustmark Corp.	828,052	$22,349,123
U.S. Bancorp	1,132,888	37,566,566
UnionBanCal Corp.	692,130	37,381,941
Valley National Bancorp	369,800	7,573,504
Wachovia Corp.	2,262,390	103,459,095
Wells Fargo & Co.	2,108,958	71,725,662
Whitney Holding Corp.	1,121,310	28,772,815
Wilmington Trust Corp.	507,367	18,452,938

		1,953,454,557

BEVERAGES – 0.41%
Coca-Cola Co. (The)	509,365	31,458,382

		31,458,382

BUILDING MATERIALS – 0.55%
Masco Corp.	1,764,384	42,486,367

		42,486,367

CHEMICALS – 8.35%
Dow Chemical Co. (The)	1,614,057	72,697,127
Eastman Chemical Co.	2,028,460	135,075,151
Lubrizol Corp.	1,594,280	108,219,726
Lyondell Chemical Co.	2,549,973	120,996,219
Olin Corp.	287,079	6,539,660
PPG Industries Inc.	1,756,551	131,284,622
RPM International Inc.	2,127,212	45,586,153
Sensient Technologies Corp.	627,659	18,760,727

		639,159,385

COMMERCIAL SERVICES – 1.07%
Donnelley (R.R.) & Sons Co.	2,027,042	81,669,522

		81,669,522

DISTRIBUTION & WHOLESALE – 1.55%
Genuine Parts Co.	2,417,107	118,607,440

		118,607,440

DIVERSIFIED FINANCIAL SERVICES – 3.18%
Citigroup Inc.	2,146,902	89,955,194
JPMorgan Chase & Co.	2,425,443	113,995,821
Waddell & Reed Financial Inc. Class A	1,178,522	39,150,501

		243,101,516

ELECTRIC – 19.24%
Black Hills Corp.	1,219,316	54,162,017
CenterPoint Energy Inc.	1,397,520	23,422,435
Consolidated Edison Inc.	288,772	13,598,273

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2007

Security	Shares	Value
DPL Inc.	258,588	$7,509,395
DTE Energy Co.	4,349,675	215,743,880
Duke Energy Corp.	371,817	7,127,732
Energy East Corp.	4,514,043	125,851,519
Entergy Corp.	563,311	67,524,090
Exelon Corp.	458,089	37,920,607
FirstEnergy Corp.	3,364,295	234,491,361
FPL Group Inc.	3,283,442	224,653,102
Great Plains Energy Inc.	486,882	14,528,559
Northeast Utilities	356,129	10,979,457
OGE Energy Corp.	526,410	20,161,503
Pinnacle West Capital Corp.	4,274,679	172,697,032
PNM Resources Inc.	567,474	14,192,525
PPL Corp.	3,089,706	159,737,800
Progress Energy Inc.	248,665	11,935,920
SCANA Corp.	1,388,663	56,365,831
UniSource Energy Corp.	7,166	227,305

		1,472,830,343

ELECTRICAL COMPONENTS & EQUIPMENT – 1.12%
Emerson Electric Co.	1,640,253	85,736,024

		85,736,024

ENVIRONMENTAL CONTROL – 0.41%
Waste Management Inc.	863,734	31,431,280

		31,431,280

FOOD – 1.13%
General Mills Inc.	821,699	47,436,683
Sara Lee Corp.	2,354,722	38,947,102

		86,383,785

FOREST PRODUCTS & PAPER – 0.72%
MeadWestvaco Corp.	1,640,307	55,179,927

		55,179,927

GAS – 3.91%
AGL Resources Inc.	1,198,342	47,370,459
Atmos Energy Corp.	538,048	15,092,246
Nicor Inc.[a]	2,696,165	116,663,060
NiSource Inc.	4,725,391	96,634,246
Vectren Corp.	281,947	7,905,794
WGL Holdings Inc.	466,607	15,827,309

		299,493,114

Security	Shares	Value
HOME FURNISHINGS – 0.26%
La-Z-Boy Inc.[b]	2,494,298	$19,680,011

		19,680,011

HOUSEHOLD PRODUCTS & WARES – 1.68%
Avery Dennison Corp.	882,854	51,117,247
Kimberly-Clark Corp.	1,098,575	77,877,982

		128,995,229

INSURANCE – 5.23%
Cincinnati Financial Corp.	461,631	18,363,681
Commerce Group Inc.	1,155,606	42,168,063
Gallagher (Arthur J.) & Co.	1,770,189	47,104,729
Lincoln National Corp.	2,371,528	147,912,201
Unitrin Inc.	3,125,841	144,757,697

		400,306,371

INTERNET – 0.23%
United Online Inc.	1,000,425	17,607,480

		17,607,480

MACHINERY – 0.53%
Briggs & Stratton Corp.	1,813,064	40,812,071

		40,812,071

MEDIA – 0.44%
New York Times Co. (The) Class A	1,739,267	34,020,063

		34,020,063

OFFICE & BUSINESS EQUIPMENT – 0.61%
Pitney Bowes Inc.	1,174,843	47,040,714

		47,040,714

OIL & GAS – 2.09%
Chevron Corp.	1,749,968	160,139,572

		160,139,572

PACKAGING & CONTAINERS – 0.82%
Sonoco Products Co.	2,024,800	62,606,816

		62,606,816

PHARMACEUTICALS – 6.49%
Abbott Laboratories	937,748	51,219,796
Bristol-Myers Squibb Co.	5,013,396	150,351,746
Lilly (Eli) and Co.	865,962	46,891,842
Merck & Co. Inc.	3,763,857	219,282,309
Pfizer Inc.	1,195,757	29,427,580

		497,173,273

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2007

Security	Shares	Value
PIPELINES – 0.64%
ONEOK Inc.	985,062	$49,193,996

		49,193,996

SAVINGS & LOANS – 4.28%
Astoria Financial Corp.	974,865	25,336,741
New York Community Bancorp Inc.	3,746,851	69,728,897
People’s United Financial Inc.	5,962,418	106,011,792
PFF Bancorp Inc.	312,926	3,332,662
Washington Federal Inc.	2,027,247	48,978,287
Washington Mutual Inc.	2,675,649	74,597,094

		327,985,473

TELECOMMUNICATIONS – 2.62%
AT&T Inc.	4,792,982	200,298,718

		200,298,718

TOYS, GAMES & HOBBIES – 0.47%
Mattel Inc.	1,718,977	35,909,430

		35,909,430

TOTAL COMMON STOCKS (Cost: $7,100,988,072)		7,633,574,469

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[a,c]	5,962,845	5,962,845
BGI Cash Premier Fund LLC 5.17%[a,c,d]	2,571,071	2,571,071

		8,533,916

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,533,916)		8,533,916

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $7,109,521,988)		7,642,108,385

Other Assets, Less Liabilities – 0.19%		14,315,783

NET ASSETS – 100.00%		$7,656,424,168

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.88%

AIRLINES – 8.34%
AMR Corp.[a,b]	282,704	$6,784,896
Continental Airlines Inc. Class Ba	282,948	9,719,264
JetBlue Airways Corp.[a,b]	283,734	2,590,491
SkyWest Inc.	39,332	1,073,370
Southwest Airlines Co.	282,439	4,013,458

		24,181,479

TRANSPORTATION – 87.53%
Alexander & Baldwin Inc.	279,933	14,662,890
Burlington Northern Santa Fe Corp.	282,928	24,657,175
C.H. Robinson Worldwide Inc.	282,535	14,104,147
Con-way Inc.	282,507	12,037,623
CSX Corp.	281,675	12,610,590
Expeditors International Washington Inc.	282,441	14,305,637
FedEx Corp.	282,441	29,187,453
Hunt (J.B.) Transport Services Inc.	291,337	8,075,862
Landstar System Inc.	282,507	11,890,720
Norfolk Southern Corp.	277,627	14,339,435
Overseas Shipholding Group Inc.	282,507	21,018,521
Ryder System Inc.	268,131	12,830,068
Union Pacific Corp.	281,692	36,067,844
United Parcel Service Inc. Class B	282,517	21,217,027
YRC Worldwide Inc.[a,b]	282,540	6,944,833

		253,949,825

TRUCKING & LEASING – 4.01%
GATX Corp.	283,957	11,633,718

		11,633,718

TOTAL COMMON STOCKS (Cost: $327,614,664)		289,765,022

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.62%

MONEY MARKET FUNDS – 4.62%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	422,529	$422,529
BGI Cash Premier Fund LLC 5.17%[c,d,e]	12,993,381	12,993,381

		13,415,910

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,415,910)		13,415,910

TOTAL INVESTMENTS IN SECURITIES – 104.50% (Cost: $341,030,574)		303,180,932

Other Assets, Less Liabilities – (4.50)%		(13,063,164)

NET ASSETS – 100.00%		$290,117,768

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2007

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$526,326,261	$960,939,163	$984,036,867	$1,048,257,200
Affiliated issuers (Note 2)	5,111,207	11,517,546	14,146,515	15,257,015

Total cost of investments	$531,437,468	$972,456,709	$998,183,382	$1,063,514,215

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$688,010,085	$1,227,092,770	$988,600,684	$1,188,151,942
Affiliated issuers (Note 2)	5,111,207	11,517,546	14,146,515	15,257,015

Total value of investments	693,121,292	1,238,610,316	1,002,747,199	1,203,408,957
Receivables:
Investment securities sold	–	–	–	9,268,122
Dividends and interest	582,477	428,198	771,851	113,961
Capital shares sold	–	9,963	–	22,988

Total Assets	693,703,769	1,239,048,477	1,003,519,050	1,212,814,028

LIABILITIES
Payables:
Investment securities purchased	984,462	–	–	9,430,658
Collateral for securities on loan (Note 5)	4,011,072	10,512,936	13,342,436	13,872,949
Capital shares redeemed	–	8,928	–	–
Investment advisory fees (Note 2)	115,745	494,461	405,171	428,421

Total Liabilities	5,111,279	11,016,325	13,747,607	23,732,028

NET ASSETS	$688,592,490	$1,228,032,152	$989,771,443	$1,189,082,000

Net assets consist of:
Paid-in capital	$532,005,285	$906,378,104	$937,213,179	$1,078,879,400
Undistributed (distributions in excess of) net investment income	780,134	(106,575)	353,807	(400,689)
Undistributed net realized gain (accumulated net realized loss)	(5,876,753)	55,607,016	47,640,640	(29,291,453)
Net unrealized appreciation	161,683,824	266,153,607	4,563,817	139,894,742

NET ASSETS	$688,592,490	$1,228,032,152	$989,771,443	$1,189,082,000

Shares outstanding[b]	9,100,000	9,250,000	13,750,000	17,700,000

Net asset value per share	$75.67	$132.76	$71.98	$67.18

[a]	Securities on loan with market values of $3,865,831, $10,239,920, $13,017,652 and $13,392,756, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2007

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	EPAC Select Dividend Index Fund	Select Dividend Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$979,981,825	$658,279,792	$42,000,443	$6,863,140,312
Affiliated issuers (Note 2)	94,737,846	755,046	460,686	246,381,676

Total cost of investments	$1,074,719,671	$659,034,838	$42,461,129	$7,109,521,988

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$998,459,847	$814,253,553	$44,197,451	$7,397,137,137
Affiliated issuers (Note 2)	94,737,846	755,046	431,005	244,971,248

Total value of investments	1,093,197,693	815,008,599	44,628,456	7,642,108,385
Foreign currencies, at value[b]	–	–	63,778	–
Receivables:
Investment securities sold	43,004,788	–	–	–
Dividends and interest	3,048,042	686,079	33,700	19,582,108
Capital shares sold	–	–	13,532	18,850

Total Assets	1,139,250,523	815,694,678	44,739,466	7,661,709,343

LIABILITIES
Payables:
Investment securities purchased	47,074,736	–	–	–
Collateral for securities on loan (Note 5)	93,687,980	31,102	–	2,571,071
Capital shares redeemed	–	–	–	75,401
Investment advisory fees (Note 2)	421,671	318,600	14,067	2,638,703

Total Liabilities	141,184,387	349,702	14,067	5,285,175

NET ASSETS	$998,066,136	$815,344,976	$44,725,399	$7,656,424,168

Net assets consist of:
Paid-in capital	$864,023,562	$610,827,925	$42,464,338	$6,999,963,558
Undistributed net investment income	3,331,365	177,832	71,060	19,708,924
Undistributed net realized gain	112,233,187	48,365,458	20,498	104,165,289
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	18,478,022	155,973,761	2,169,503	532,586,397

NET ASSETS	$998,066,136	$815,344,976	$44,725,399	$7,656,424,168

Shares outstanding[c]	30,900,000	7,900,000	850,000	110,150,000

Net asset value per share	$32.30	$103.21	$52.62	$69.51

[a]	Securities on loan with market values of $89,630,094, $30,489, $– and $2,512,006, respectively. See Note 5.
[b]	Cost of foreign currencies: $–, $–, $62,135 and $–, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2007

iShares Dow Jones
Transportation Average Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$327,614,664
Affiliated issuers (Note 2)	13,415,910

Total cost of investments	$341,030,574

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$289,765,022
Affiliated issuers (Note 2)	13,415,910

Total value of investments	303,180,932
Receivables:
Dividends and interest	84,703
Capital shares sold	22,135

Total Assets	303,287,770

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	12,993,381
Capital shares redeemed	39,492
Investment advisory fees (Note 2)	137,129

Total Liabilities	13,170,002

NET ASSETS	$290,117,768

Net assets consist of:
Paid-in capital	$329,695,135
Distributions in excess of net investment income	(86,290)
Accumulated net realized loss	(1,641,435)
Net unrealized depreciation	(37,849,642)

NET ASSETS	$290,117,768

Shares outstanding[b]	3,300,000

Net asset value per share	$87.91

[a]	Securities on loan with market value of $12,655,000. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2007

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,775,094	$7,371,656	$9,159,309	$2,819,667
Interest from affiliated issuers (Note 2)	30,888	29,891	52,263	27,266
Securities lending income from unaffiliated issuers	677	852	478	231
Securities lending income from affiliated issuers (Note 2)	28,104	23,776	16,171	40,011

Total investment income	5,834,763	7,426,175	9,228,221	2,887,175

EXPENSES
Investment advisory fees (Note 2)	663,408	2,633,997	2,870,120	2,152,609

Total expenses	663,408	2,633,997	2,870,120	2,152,609

Net investment income	5,171,355	4,792,178	6,358,101	734,566

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	3,058,773	313,938	(8,164,130)	(2,782,965)
In-kind redemptions	4,901,816	62,139,654	79,327,411	27,663,803

Net realized gain	7,960,589	62,453,592	71,163,281	24,880,838

Net change in unrealized appreciation (depreciation)	23,175,770	130,677,633	(61,581,509)	138,635,655

Net realized and unrealized gain	31,136,359	193,131,225	9,581,772	163,516,493

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,307,714	$197,923,403	$15,939,873	$164,251,059

[a]	Net of foreign withholding tax of $1,727, $–, $17,089 and $–, respectively.

See notes to financial statements.

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2007

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	EPAC Select Dividend Index Fund[a]	Select Dividend Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$11,115,804	$12,259,803	$440,293	$147,866,906
Dividends from affiliated issuers (Note 2)	–	–	3,564	5,210,702
Interest from affiliated issuers (Note 2)	30,233	35,840	434	466,650
Securities lending income from unaffiliated issuers	2,606	2,832	–	567
Securities lending income from affiliated issuers (Note 2)	63,438	18,976	216	211,341

Total investment income	11,212,081	12,317,451	444,507	153,756,166

EXPENSES
Investment advisory fees (Note 2)	2,593,602	2,030,367	41,983	16,705,751

Total expenses	2,593,602	2,030,367	41,983	16,705,751

Net investment income	8,618,479	10,287,084	402,524	137,050,415

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	1,945,479	1,168,875	6,743	3,683,901
Investments in affiliated issuers (Note 2)	–	–	–	4,243,189
In-kind redemptions	141,968,679	73,894,811	–	196,195,993
Foreign currency transactions	–	–	13,755	–

Net realized gain	143,914,158	75,063,686	20,498	204,123,083

Net change in unrealized appreciation (depreciation) on:
Investments	(127,261,051)	(63,348,075)	2,167,327	(674,263,976)
Translation of assets and liabilities in foreign currencies	–	–	2,176	–

Net change in unrealized appreciation (depreciation)	(127,261,051)	(63,348,075)	2,169,503	(674,263,976)

Net realized and unrealized gain (loss)	16,653,107	11,715,611	2,190,001	(470,140,893)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,271,586	$22,002,695	$2,592,525	$(333,090,478)

[a]	For the period from June 11, 2007 (commencement of operations) to October 31, 2007.
[b]	Net of foreign withholding tax of $–, $–, $12,306 and $48,757, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2007

iShares Dow Jones
Transportation Average Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$2,584,397
Interest from affiliated issuers (Note 2)	13,304
Securities lending income from unaffiliated issuers	6,178
Securities lending income from affiliated issuers (Note 2)	26,090

Total investment income	2,629,969

EXPENSES
Investment advisory fees (Note 2)	968,393

Total expenses	968,393

Net investment income	1,661,576

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(225,242)
In-kind redemptions	1,936,213

Net realized gain	1,710,971

Net change in unrealized appreciation (depreciation)	(19,821,984)

Net realized and unrealized loss	(18,111,013)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,449,437)

See notes to financial statements.

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Total Market Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,171,355	$8,757,000	$4,792,178	$9,972,997
Net realized gain	7,960,589	29,142,683	62,453,592	115,976,292
Net change in unrealized appreciation (depreciation)	23,175,770	38,731,613	130,677,633	(19,457,938)

Net increase in net assets resulting from operations	36,307,714	76,631,296	197,923,403	106,491,351

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,111,155)	(8,538,403)	(4,898,753)	(9,972,997)
Return of capital	–	–	–	(230,099)

Total distributions to shareholders	(5,111,155)	(8,538,403)	(4,898,753)	(10,203,096)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,956,396	137,394,010	336,846,871	265,494,010
Cost of shares redeemed	(10,810,208)	(64,538,570)	(206,929,049)	(411,389,405)

Net increase (decrease) in net assets from capital share transactions	7,146,188	72,855,440	129,917,822	(145,895,395)

INCREASE (DECREASE) IN NET ASSETS	38,342,747	140,948,333	322,942,472	(49,607,140)

NET ASSETS
Beginning of period	650,249,743	509,301,410	905,089,680	954,696,820

End of period	$688,592,490	$650,249,743	$1,228,032,152	$905,089,680

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$780,134	$719,934	$(106,575)	$–

SHARES ISSUED AND REDEEMED
Shares sold	250,000	2,000,000	2,750,000	2,650,000
Shares redeemed	(150,000)	(950,000)	(1,700,000)	(4,300,000)

Net increase (decrease) in shares outstanding	100,000	1,050,000	1,050,000	(1,650,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Sector Index Fund		iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,358,101	$16,240,879	$734,566	$944,329
Net realized gain	71,163,281	42,483,497	24,880,838	85,886,253
Net change in unrealized appreciation (depreciation)	(61,581,509)	127,707,399	138,635,655	(21,000,776)

Net increase in net assets resulting from operations	15,939,873	186,431,775	164,251,059	65,829,806

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,358,385)	(14,073,572)	(1,139,253)	(933,566)
Return of capital	–	–	–	(342,856)

Total distributions to shareholders	(8,358,385)	(14,073,572)	(1,139,253)	(1,276,422)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	165,726,550	307,484,564	366,074,911	549,620,702
Cost of shares redeemed	(486,464,632)	(353,944,006)	(121,991,294)	(390,151,961)

Net increase (decrease) in net assets from capital share transactions	(320,738,082)	(46,459,442)	244,083,617	159,468,741

INCREASE (DECREASE) IN NET ASSETS	(313,156,594)	125,898,761	407,195,423	224,022,125

NET ASSETS
Beginning of period	1,302,928,037	1,177,029,276	781,886,577	557,864,452

End of period	$989,771,443	$1,302,928,037	$1,189,082,000	$781,886,577

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$353,807	$2,354,091	$(400,689)	$3,998

SHARES ISSUED AND REDEEMED
Shares sold	2,350,000	4,700,000	5,900,000	10,250,000
Shares redeemed	(6,900,000)	(5,450,000)	(2,000,000)	(7,200,000)

Net increase (decrease) in shares outstanding	(4,550,000)	(750,000)	3,900,000	3,050,000

See notes to financial statements.

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,618,479	$20,486,389	$10,287,084	$19,794,273
Net realized gain	143,914,158	53,887,551	75,063,686	71,539,474
Net change in unrealized appreciation (depreciation)	(127,261,051)	132,179,448	(63,348,075)	142,372,061

Net increase in net assets resulting from operations	25,271,586	206,553,388	22,002,695	233,705,808

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,388,950)	(18,946,583)	(10,151,123)	(20,413,328)

Total distributions to shareholders	(9,388,950)	(18,946,583)	(10,151,123)	(20,413,328)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	556,209,373	575,117,218	88,503,133	317,413,951
Cost of shares redeemed	(613,877,901)	(270,147,286)	(244,832,401)	(246,364,962)

Net increase (decrease) in net assets from capital share transactions	(57,668,528)	304,969,932	(156,329,268)	71,048,989

INCREASE (DECREASE) IN NET ASSETS	(41,785,892)	492,576,737	(144,477,696)	284,341,469

NET ASSETS
Beginning of period	1,039,852,028	547,275,291	959,822,672	675,481,203

End of period	$998,066,136	$1,039,852,028	$815,344,976	$959,822,672

Undistributed net investment income included in net assets at end of period	$3,331,365	$4,101,836	$177,832	$41,871

SHARES ISSUED AND REDEEMED
Shares sold	16,600,000	20,950,000	900,000	3,700,000
Shares redeemed	(18,500,000)	(9,550,000)	(2,500,000)	(3,000,000)

Net increase (decrease) in shares outstanding	(1,900,000)	11,400,000	(1,600,000)	700,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones EPAC Select Dividend Index Fund	iShares Dow Jones Select Dividend Index Fund
	Period from June 11, 2007[a] to October 31, 2007 (Unaudited)	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$402,524	$137,050,415	$235,504,623
Net realized gain	20,498	204,123,083	97,018,684
Net change in unrealized appreciation (depreciation)	2,169,503	(674,263,976)	903,458,751

Net increase (decrease) in net assets resulting from operations	2,592,525	(333,090,478)	1,235,982,058

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(331,464)	(137,102,551)	(234,629,501)

Total distributions to shareholders	(331,464)	(137,102,551)	(234,629,501)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,464,338	554,400,353	1,913,418,411
Cost of shares redeemed	–	(1,087,167,216)	(513,090,450)

Net increase (decrease) in net assets from capital share transactions	42,464,338	(532,766,863)	1,400,327,961

INCREASE (DECREASE) IN NET ASSETS	44,725,399	(1,002,959,892)	2,401,680,518

NET ASSETS
Beginning of period	–	8,659,384,060	6,257,703,542

End of period	$44,725,399	$7,656,424,168	$8,659,384,060

Undistributed net investment income included in net assets at end of period	$71,060	$19,708,924	$19,761,060

SHARES ISSUED AND REDEEMED
Shares sold	850,000	7,700,000	27,700,000
Shares redeemed	–	(15,450,000)	(7,500,000)

Net increase (decrease) in shares outstanding	850,000	(7,750,000)	20,200,000

[a]	Commencement of operations.

See notes to financial statements.

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Transportation Average Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,661,576	$2,288,892
Net realized gain	1,710,971	22,272,304
Net change in unrealized appreciation (depreciation)	(19,821,984)	(29,400,238)

Net decrease in net assets resulting from operations	(16,449,437)	(4,839,042)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,747,866)	(2,288,892)
Return of capital	–	(205,826)

Total distributions to shareholders	(1,747,866)	(2,494,718)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,323,485,715	1,992,873,778
Cost of shares redeemed	(1,380,482,218)	(1,913,353,265)

Net increase (decrease) in net assets from capital share transactions	(56,996,503)	79,520,513

INCREASE (DECREASE) IN NET ASSETS	(75,193,806)	72,186,753

NET ASSETS
Beginning of period	365,311,574	293,124,821

End of period	$290,117,768	$365,311,574

Distributions in excess of net investment income included in net assets at end of period	$(86,290)	$–

SHARES ISSUED AND REDEEMED
Shares sold	14,600,000	23,250,000
Shares redeemed	(15,350,000)	(22,700,000)

Net increase (decrease) in shares outstanding	(750,000)	550,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Total Market Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$72.25	$64.06	$55.32	$52.57	$42.83	$50.47

Income from investment operations:
Net investment income	0.58 [a]	1.07 [a]	0.98	0.99	0.70	0.63
Net realized and unrealized gain (loss)[b]	3.41	8.16	8.71	2.72	9.74	(7.66)

Total from investment operations	3.99	9.23	9.69	3.71	10.44	(7.03)

Less distributions from:
Net investment income	(0.57)	(1.04)	(0.95)	(0.96)	(0.70)	(0.61)

Total distributions	(0.57)	(1.04)	(0.95)	(0.96)	(0.70)	(0.61)

Net asset value, end of period	$75.67	$72.25	$64.06	$55.32	$52.57	$42.83

Total return	5.55%[c]	14.57%	17.63%	7.05%	24.50%	(13.89)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$688,592	$650,250	$509,301	$414,902	$381,157	$175,596
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.56%	1.62%	1.63%	1.81%	1.49%	1.57%
Portfolio turnover rate[e]	1%	4%	5%	6%	5%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$110.38	$96.92	$70.58	$53.21	$39.19	$48.74

Income from investment operations:
Net investment income	0.54 [a]	1.11 [a]	0.85	0.73	0.70	0.71
Net realized and unrealized gain (loss)[b]	22.40	13.49	26.35	17.40	14.04	(9.56)

Total from investment operations	22.94	14.60	27.20	18.13	14.74	(8.85)

Less distributions from:
Net investment income	(0.56)	(1.11)	(0.86)	(0.76)	(0.70)	(0.70)
Return of capital	–	(0.03)	–	–	(0.02)	–

Total distributions	(0.56)	(1.14)	(0.86)	(0.76)	(0.72)	(0.70)

Net asset value, end of period	$132.76	$110.38	$96.92	$70.58	$53.21	$39.19

Total return	20.83%[c]	15.26%	38.69%	34.26%	37.90%	(18.22)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,228,032	$905,090	$954,697	$638,773	$348,524	$111,684
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	0.87%	1.13%	1.00%	1.16%	1.42%	1.79%
Portfolio turnover rate[e]	1%	6%	2%	3%	2%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$71.20	$61.79	$60.43	$58.99	$50.80	$56.92

Income from investment operations:
Net investment income	0.37 [a]	0.86 [a]	0.46	0.42	0.40	0.39
Net realized and unrealized gain (loss)[b]	0.90	9.29	1.36	1.44	8.19	(6.13)

Total from investment operations	1.27	10.15	1.82	1.86	8.59	(5.74)

Less distributions from:
Net investment income	(0.49)	(0.74)	(0.46)	(0.42)	(0.40)	(0.38)

Total distributions	(0.49)	(0.74)	(0.46)	(0.42)	(0.40)	(0.38)

Net asset value, end of period	$71.98	$71.20	$61.79	$60.43	$58.99	$50.80

Total return	1.79%[c]	16.55%	2.99%	3.18%	16.96%	(10.06)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$989,771	$1,302,928	$1,177,029	$1,169,283	$651,797	$378,489
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.06%	1.32%	0.75%	0.74%	0.71%	0.80%
Portfolio turnover rate[e]	3%	5%	4%	4%	4%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$56.66	$51.89	$42.94	$44.49	$35.34	$43.41

Income from investment operations:
Net investment income (loss)	0.05 [a]	0.08 [a]	(0.01)	0.72	(0.10)	(0.05)
Net realized and unrealized gain (loss)[b]	10.55	4.80	9.00	(1.53)	9.25	(8.02)

Total from investment operations	10.60	4.88	8.99	(0.81)	9.15	(8.07)

Less distributions from:
Net investment income	(0.08)	(0.08)	–	(0.71)	–	–
Return of capital	–	(0.03)	(0.04)	(0.03)	–	–

Total distributions	(0.08)	(0.11)	(0.04)	(0.74)	–	–

Net asset value, end of period	$67.18	$56.66	$51.89	$42.94	$44.49	$35.34

Total return	18.73%[c]	9.43%	20.94%	(2.01)%	25.89%	(18.59)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,189,082	$781,887	$557,864	$395,005	$322,536	$231,501
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[d]	0.16%	0.15%	(0.04)%	1.78%	(0.22)%	(0.22)%
Portfolio turnover rate[e]	3%	6%	7%	9%	5%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$31.70	$25.57	$22.96	$21.58	$18.43	$22.38

Income from investment operations:
Net investment income	0.27 [a]	0.70 [a]	0.87 [a]	0.64	0.45	0.34
Net realized and unrealized gain (loss)[b]	0.61	6.05	2.55	1.35	3.15	(3.98)

Total from investment operations	0.88	6.75	3.42	1.99	3.60	(3.64)

Less distributions from:
Net investment income	(0.28)	(0.62)	(0.81)	(0.61)	(0.45)	(0.31)

Total distributions	(0.28)	(0.62)	(0.81)	(0.61)	(0.45)	(0.31)

Net asset value, end of period	$32.30	$31.70	$25.57	$22.96	$21.58	$18.43

Total return	2.75%[c]	26.71%	15.24%	9.26%	19.71%	(16.22)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$998,066	$1,039,852	$547,275	$313,378	$215,757	$126,245
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.59%	2.46%	3.63%	2.97%	2.27%	2.27%
Portfolio turnover rate[e]	18%	12%	25%	10%	22%	23%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003

Net asset value, beginning of period	$101.03	$76.76	$72.98	$57.58	$49.11	$65.75

Income from investment operations:
Net investment income	1.19 [a]	2.25 [a]	2.20	1.99	1.87	2.04
Net realized and unrealized gain (loss)[b]	2.20	24.31	3.76	15.41	8.47	(16.61)

Total from investment operations	3.39	26.56	5.96	17.40	10.34	(14.57)

Less distributions from:
Net investment income	(1.21)	(2.29)	(2.18)	(2.00)	(1.87)	(2.07)

Total distributions	(1.21)	(2.29)	(2.18)	(2.00)	(1.87)	(2.07)

Net asset value, end of period	$103.21	$101.03	$76.76	$72.98	$57.58	$49.11

Total return	3.43%[c]	35.16%	8.16%	30.71%	21.28%	(22.16)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$815,345	$959,823	$675,481	$645,868	$440,490	$329,055
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	2.42%	2.59%	2.82%	3.10%	3.41%	4.15%
Portfolio turnover rate[e]	5%	5%	5%	7%	7%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones EPAC Select Dividend Index Fund
Period from Jun. 11, 2007[a] to Oct. 31, 2007 (Unaudited)

Net asset value, beginning of period	$49.10

Income from investment operations:
Net investment income[b]	0.92
Net realized and unrealized gain[c]	3.26

Total from investment operations	4.18

Less distributions from:
Net investment income	(0.66)

Total distributions	(0.66)

Net asset value, end of period	$52.62

Total return	8.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,725
Ratio of expenses to average net assets[e]	0.50%
Ratio of net investment income to average net assets[e]	4.79%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Period from Nov. 3, 2003[a] to Apr. 30, 2004

Net asset value, beginning of period	$73.45	$64.05	$59.60	$53.64	$50.51

Income from investment operations:
Net investment income	1.18 [b]	2.23 [b]	2.12	1.92	0.76
Net realized and unrealized gain (loss)[c]	(3.94)	9.39	4.29	5.94	3.12

Total from investment operations	(2.76)	11.62	6.41	7.86	3.88

Less distributions from:
Net investment income	(1.18)	(2.22)	(1.96)	(1.90)	(0.75)

Total distributions	(1.18)	(2.22)	(1.96)	(1.90)	(0.75)

Net asset value, end of period	$69.51	$73.45	$64.05	$59.60	$53.64

Total return	(3.77)%[d]	18.48%	10.88%	14.81%	7.70%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,656,424	$8,659,384	$6,257,704	$6,371,480	$1,939,177
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.28%	3.28%	3.35%	3.39%	3.43%
Portfolio turnover rate[f]	3%	6%	14%	20%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Period from Oct. 6, 2003[a] to Apr. 30, 2004

Net asset value, beginning of period	$90.20	$83.75	$61.62	$51.90	$50.22

Income from investment operations:
Net investment income	0.37 [b]	0.51 [b]	0.32	0.34	0.39
Net realized and unrealized gain (loss)[c]	(2.22)	6.53	22.18	9.74	1.72

Total from investment operations	(1.85)	7.04	22.50	10.08	2.11

Less distributions from:
Net investment income	(0.44)	(0.54)	(0.30)	(0.33)	(0.32)
Return of capital	–	(0.05)	(0.07)	(0.03)	(0.11)

Total distributions	(0.44)	(0.59)	(0.37)	(0.36)	(0.43)

Net asset value, end of period	$87.91	$90.20	$83.75	$61.62	$51.90

Total return	(2.07)%[d]	8.45%	36.65%	19.42%	4.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$290,118	$365,312	$293,125	$107,840	$23,354
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.82%	0.60%	0.39%	0.54%	0.43%
Portfolio turnover rate[f]	1%	8%	10%	5%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones EPAC Select Dividend, iShares Dow Jones Select Dividend and iShares Dow Jones Transportation Average Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares Dow Jones EPAC Select Dividend Index Fund commenced operations on June 11, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. Total Market and iShares Dow Jones Select Dividend Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares Dow Jones EPAC Select Dividend Index Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITYVALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

76	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2007.

Certain Funds had tax basis net capital loss carryforwards as of April 30, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
Dow Jones U.S. Total Market	$–	$1,932,829	$728,202	$1,282,114	$–	$–	$3,943,145
Dow Jones U.S. Energy Sector	–	2,929,194	124,959	–	–	712,195	3,766,348
Dow Jones U.S. Healthcare Sector	–	–	799,884	–	519,297	3,188,912	4,508,093
Dow Jones U.S. Technology Sector	3,803,426	10,610,555	1,952,962	2,052,426	3,556,590	5,706,797	27,682,756
Dow Jones U.S. Telecommunications Sector	9,769,390	12,363,187	998,718	376,854	–	3,799,540	27,307,689
Dow Jones U.S. Utilities Sector	–	4,938,451	8,539,740	1,702,578	–	4,406,966	19,587,735
Dow Jones Select Dividend	–	–	–	842,993	30,488,444	11,633,250	42,964,687
Dow Jones Transportation Average	–	–	–	206,601	1,535,209	781,024	2,522,834

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2007, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2007 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Total Market	$540,671,646	$174,690,604	$(22,240,958)	$152,449,646
Dow Jones U.S. Energy Sector	974,076,470	270,560,366	(6,026,520)	264,533,846
Dow Jones U.S. Healthcare Sector	1,013,375,172	79,005,352	(89,633,325)	(10,627,973)
Dow Jones U.S. Technology Sector	1,083,004,214	156,467,662	(36,062,919)	120,404,743
Dow Jones U.S. Telecommunications Sector	1,077,604,163	94,840,050	(79,246,520)	15,593,530
Dow Jones U.S. Utilities Sector	663,973,608	154,042,801	(3,007,810)	151,034,991
Dow Jones EPAC Select Dividend	42,473,300	2,951,275	(796,119)	2,155,156
Dow Jones Select Dividend	7,132,965,697	1,061,509,874	(552,367,186)	509,142,688
Dow Jones Transportation Average	341,369,396	1,266,848	(39,455,312)	(38,188,464)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, and iShares Dow Jones Transportation Average Index Funds, BGFA is entitled to annual investment advisory fees based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

78	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Prior to August 1, 2007, BGFA was entitled to an annual investment advisory fee of 0.48% of the average daily net assets from each of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds.

For its investment advisory services to the iShares Dow Jones U.S. Total Market, iShares Dow Jones EPAC Select Dividend and iShares Dow Jones Select Dividend Index Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of these Funds as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Total Market	0.20%
Dow Jones EPAC Select Dividend	0.50
Dow Jones Select Dividend	0.40

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Total Market	$28,781
Dow Jones U.S. Energy Sector	24,628
Dow Jones U.S. Healthcare Sector	16,649
Dow Jones U.S. Technology Sector	40,242
Dow Jones U.S. Telecommunications Sector	66,044

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Utilities Sector	$21,808
Dow Jones EPAC Select Dividend	216
Dow Jones Select Dividend	211,908
Dow Jones Transportation Average	32,268

Cross trades for the six months ended October 31, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the six months ended October 31, 2007.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Dow Jones EPAC Select Dividend
Barclays PLC	–	33	–	33	$415,086	$3,564	$–

Dow Jones Select Dividend
Nicor Inc.	2,828	187	319	2,696	116,663,060	2,641,755	2,755,154
Provident Bankshares Corp.	1,505	332	194	1,643	40,530,294	1,081,372	(198,281)
Universal Corp.	1,669	93	136	1,626	79,243,978	1,487,575	1,686,316

As of October 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

80	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Total Market	$18,341,263	$8,941,470
Dow Jones U.S. Energy Sector	10,841,528	9,011,010
Dow Jones U.S. Healthcare Sector	40,647,697	36,668,431
Dow Jones U.S. Technology Sector	38,168,655	30,681,368
Dow Jones U.S. Telecommunications Sector	194,212,216	193,324,338
Dow Jones U.S. Utilities Sector	55,733,649	41,792,651
Dow Jones EPAC Select Dividend	1,217,665	560,912
Dow Jones Select Dividend	381,022,163	224,511,873
Dow Jones Transportation Average	5,106,240	5,889,422

In-kind transactions (see Note 4) for the six months ended October 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Total Market	$17,887,815	$10,769,518
Dow Jones U.S. Energy Sector	336,259,851	205,302,541
Dow Jones U.S. Healthcare Sector	165,189,797	483,966,112
Dow Jones U.S. Technology Sector	365,640,648	121,779,592
Dow Jones U.S. Telecommunications Sector	554,628,261	610,754,885
Dow Jones U.S. Utilities Sector	88,216,411	243,534,866
Dow Jones EPAC Select Dividend	42,134,163	–
Dow Jones Select Dividend	538,575,270	1,078,556,124
Dow Jones Transportation Average	1,321,533,940	1,378,084,602

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended October 31, 2007, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of October 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109. “FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “FairValue Measurements. “FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

82	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract (except for the iShares Dow Jones EPAC Select Dividend Index Fund, which was approved at a meeting held on December 8, 2006), based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2007, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed breakpoints in the investment advisory fee rates for certain of the Funds (as discussed below) at various asset levels of such Funds as compared to their Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the proposed breakpoints in the investment advisory fee rates at certain asset levels of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds on an aggregate basis with certain other iShares funds. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the proposed breakpoints were appropriate and warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed breakpoints for the Funds, reflects the sharing and potential further sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate

84	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, with the proposed breakpoints, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, with the proposed breakpoints, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the adoption of breakpoints, for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Notes:

86	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	87

Notes:

88	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunication Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

FAMILY OF FUNDS	89

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5854-iS-1207

90	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-003-11007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares

BARCLAYS

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of October 31, 2007

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Large Core	14.91%	14.95%	15.17%	12.04%	12.03%	12.31%	46.27%	46.22%	47.37%
Morningstar Large Growth	21.25%	21.25%	21.57%	8.00%	7.98%	8.28%	29.36%	29.29%	30.44%
Morningstar Large Value	10.37%	10.23%	10.75%	14.31%	14.25%	14.66%	56.42%	56.15%	57.90%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large CoreSM Index (the “Core Index”). The Core Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2007 (the “reporting period”), the Core Fund returned 7.50%, while the Core Index returned 7.63%.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	30.64%

Industrial	23.53

Financial	11.76

Technology	11.31

Consumer Cyclical	8.74

Communications	5.39

Energy	3.27

Basic Materials	3.01

Utilities	2.19

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
General Electric Co.	9.89%

Procter & Gamble Co. (The)	5.08

Johnson & Johnson	4.43

International Business Machines Corp.	3.72

Intel Corp.	3.67

Hewlett-Packard Co.	3.17

Coca-Cola Co. (The)	3.08

Merck & Co. Inc.	2.97

PepsiCo Inc.	2.79

Wal-Mart Stores Inc.	2.70

TOTAL	41.50%

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large GrowthSM Index (the “Growth Index”). The Growth Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 12.13%, while the Growth Index returned 12.30%.

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Technology	23.45%

Communications	22.58

Consumer Non-Cyclical	19.21

Consumer Cyclical	9.88

Energy	8.99

Financial	7.99

Industrial	5.97

Basic Materials	1.47

Utilities	0.35

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Microsoft Corp.	7.62%

Cisco Systems Inc.	4.99

Apple Inc.	4.06

Google Inc. Class A	4.03

Schlumberger Ltd.	2.86

Goldman Sachs Group Inc. (The)	2.28

Oracle Corp.	2.16

QUALCOMM Inc.	1.77

Boeing Co. (The)	1.73

UnitedHealth Group Inc.	1.62

TOTAL	33.12%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large ValueSM Index (the “Value Index”). The Value Index measures the performance of stocks issued by large-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 0.83%, while the Value Index returned 0.82%.

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Financial	39.26%

Energy	25.32

Consumer Non-Cyclical	11.77

Communications	10.64

Utilities	7.09

Basic Materials	2.83

Consumer Cyclical	1.60

Industrial	1.37

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	13.06%

AT&T Inc.	6.52

Bank of America Corp.	5.56

Citigroup Inc.	5.33

Chevron Corp.	4.99

Pfizer Inc.	4.36

JPMorgan Chase & Co.	4.07

Altria Group Inc.	3.92

American International Group Inc.	3.64

Verizon Communications Inc.	3.42

TOTAL	54.87%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of October 31, 2007

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Mid Core	13.36%	13.36%	13.63%	14.05%	14.03%	14.36%	55.25%	55.14%	56.56%
Morningstar Mid Growth	27.02%	25.70%	27.33%	18.49%	18.46%	18.85%	76.40%	76.26%	78.02%
Morningstar Mid Value	5.70%	5.46%	6.06%	13.49%	13.47%	13.76%	52.70%	52.59%	53.83%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid CoreSM Index (the “Core Index”). The Core Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2007 (the “reporting period”), the Core Fund returned 1.14%, while the Core Index returned 1.24%.

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Industrial	24.10%

Consumer Non-Cyclical	15.81

Financial	13.24

Consumer Cyclical	13.01

Technology	10.34

Energy	8.75

Communications	5.90

Basic Materials	5.67

Utilities	2.32

Diversified	0.77

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Parker Hannifin Corp.	1.31%

L-3 Communications Holdings Inc.	1.29

McDermott International Inc.	1.28

Murphy Oil Corp.	1.23

ITT Industries Inc.	1.14

Cummins Inc.	1.06

Cooper Industries Ltd.	1.03

Mirant Corp.	1.02

Southwest Airlines Co.	1.00

Foster Wheeler Ltd.	0.98

TOTAL	11.34%

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid GrowthSM Index (the “Growth Index”). The Growth Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 12.45%, while the Growth Index returned 12.59%.

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.76%

Technology	18.42

Energy	14.21

Industrial	13.91

Communications	13.00

Consumer Cyclical	8.45

Financial	8.45

Basic Materials	1.86

Utilities	1.83

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Juniper Networks Inc.	1.61%

MEMC Electronic Materials Inc.	1.43

Noble Corp.	1.24

Fluor Corp.	1.21

Express Scripts Inc.	1.20

Smith International Inc.	1.15

Rockwell Collins Inc.	1.09

Humana Inc.	1.08

IntercontinentalExchange Inc.	1.07

Intuitive Surgical Inc.	1.07

TOTAL	12.15%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid ValueSM Index (the “Value Index”). The Value Index measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 6.03%, while the Value Index declined 5.89%.

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Financial	26.49%

Consumer Non-Cyclical	13.49

Utilities	13.13

Consumer Cyclical	12.27

Industrial	10.83

Basic Materials	10.69

Energy	6.04

Communications	4.27

Technology	2.64

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Bunge Ltd.	1.45%

Noble Energy Inc.	1.36

United States Steel Corp.	1.34

El Paso Corp.	1.30

PPG Industries Inc.	1.30

Aon Corp.	1.23

Lyondell Chemical Co.	1.14

Computer Sciences Corp.	1.06

Xcel Energy Inc.	0.99

Reliant Energy Inc.	0.98

TOTAL	12.15%

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of October 31, 2007

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 10/31/07			Inception to 10/31/07			Inception to 10/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Morningstar Small Core	6.89%	6.62%	7.14%	13.52%	13.42%	13.84%	52.84%	52.41%	54.19%
Morningstar Small Growth	19.10%	19.04%	19.37%	12.01%	11.97%	12.32%	46.12%	45.95%	47.42%
Morningstar Small Value	1.88%	2.63%	2.19%	11.19%	11.43%	11.57%	42.61%	43.63%	44.15%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small CoreSM Index (the “Core Index”). The Core Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2007 (the “reporting period”), the Core Fund declined 0.84%, while the Core Index declined 0.74%.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Industrial	19.86%

Consumer Non-Cyclical	18.25

Financial	17.57

Consumer Cyclical	15.89

Technology	10.46

Energy	7.36

Communications	5.39

Basic Materials	4.43

Utilities	0.93

Short-Term and Other Net Assets	(0.14)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Exterran Holdings Inc.	1.65%

Alexion Pharmaceuticals Inc.	0.85

Waddell & Reed Financial Inc. Class A	0.83

Curtiss-Wright Corp.	0.74

Henry (Jack) & Associates Inc.	0.74

DRS Technologies Inc.	0.70

Waste Connections Inc.	0.69

Andrew Corp.	0.68

Fairchild Semiconductor International Inc. Class A	0.68

Varian Inc.	0.67

TOTAL	8.23%

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small GrowthSM Index (the “Growth Index”). The Growth Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 10.48%, while the Growth Index returned 10.59%.

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	30.93%

Consumer Cyclical	15.19

Technology	14.53

Industrial	12.05

Communications	10.55

Energy	10.29

Financial	3.85

Basic Materials	1.53

Utilities	1.03

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Crocs Inc.	1.40%

Core Laboratories NV	0.86

DeVry Inc.	0.83

Kyphon Inc.	0.80

Itron Inc.	0.79

Priceline.com Inc.	0.79

Ventana Medical Systems Inc.	0.76

Bucyrus International Inc. Class A	0.75

Illumina Inc.	0.75

ANSYS Inc.	0.74

TOTAL	8.47%

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small ValueSM Index (the “Value Index”). The Value Index measures the performance of stocks issued by small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 5.02%, while the Value Index declined 4.88%.

PORTFOLIO ALLOCATION As of 10/31/07
Sector	Percentage of Net Assets
Financial	35.46%

Consumer Cyclical	13.63

Industrial	11.57

Consumer Non-Cyclical	10.04

Basic Materials	9.76

Utilities	8.15

Communications	7.09

Energy	2.70

Technology	0.93

Diversified	0.51

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
CF Industries Holdings Inc.	1.39%

Terra Industries Inc.	1.10

Washington Group International Inc.	0.90

St. Mary Land & Exploration Co.	0.85

BJ’s Wholesale Club Inc.	0.74

Lennox International Inc.	0.73

Whiting Petroleum Corp.	0.72

SAIC Inc.	0.71

Tupperware Brands Corp.	0.70

Tech Data Corp.	0.69

TOTAL	8.53%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/07)	Ending Account Value (10/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/07 to 10/31/07)
Morningstar Large Core
Actual	$1,000.00	$1,075.00	0.20%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02
Morningstar Large Growth
Actual	1,000.00	1,121.30	0.25	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27
Morningstar Large Value
Actual	1,000.00	1,008.30	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27
Morningstar Mid Core
Actual	1,000.00	1,011.40	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/07)	Ending Account Value (10/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/07 to 10/31/07)
Morningstar Mid Growth
Actual	$1,000.00	$1,124.50	0.30%	$1.60
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.53
Morningstar Mid Value
Actual	1,000.00	939.70	0.30	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.53
Morningstar Small Core
Actual	1,000.00	991.60	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27
Morningstar Small Growth
Actual	1,000.00	1,104.80	0.30	1.59
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.53
Morningstar Small Value
Actual	1,000.00	949.80	0.30	1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.53

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.40%
Omnicom Group Inc.	13,954	$711,375

		711,375

AEROSPACE & DEFENSE – 4.52%
General Dynamics Corp.	13,884	1,262,889
Lockheed Martin Corp.	13,657	1,502,816
Northrop Grumman Corp.	13,228	1,106,125
Raytheon Co.	18,205	1,158,020
United Technologies Corp.	37,925	2,904,676

		7,934,526

AGRICULTURE – 0.50%
Archer-Daniels-Midland Co.	24,562	878,828

		878,828

AUTO MANUFACTURERS – 0.50%
PACCAR Inc.	15,716	873,181

		873,181

AUTO PARTS & EQUIPMENT – 0.61%
Johnson Controls Inc.	24,564	1,073,938

		1,073,938

BANKS – 2.51%
Bank of New York Mellon Corp. (The)	47,548	2,322,720
M&T Bank Corp.	3,334	331,666
Marshall & Ilsley Corp.	10,190	435,113
State Street Corp.	16,527	1,318,359

		4,407,858

BEVERAGES – 6.75%
Anheuser-Busch Companies Inc.	30,502	1,564,143
Coca-Cola Co. (The)	87,468	5,402,024
PepsiCo Inc.	66,383	4,893,755

		11,859,922

CHEMICALS – 1.54%
Air Products and Chemicals Inc.	8,270	809,220
Du Pont (E.I.) de Nemours and Co.	38,111	1,886,876

		2,696,096

COMMERCIAL SERVICES – 0.46%
McKesson Corp.	12,202	806,552

		806,552

Security	Shares	Value
COMPUTERS – 7.25%
Hewlett-Packard Co.	107,858	$5,574,101
International Business Machines Corp.	56,240	6,530,589
Seagate Technology	22,189	617,742

		12,722,432

COSMETICS & PERSONAL CARE – 5.51%
Avon Products Inc.	18,191	745,467
Procter & Gamble Co. (The)	128,389	8,925,603

		9,671,070

DIVERSIFIED FINANCIAL SERVICES – 5.11%
American Express Co.	43,827	2,671,256
Lehman Brothers Holdings Inc.	22,142	1,402,474
Merrill Lynch & Co. Inc.	33,483	2,210,548
Morgan Stanley	39,896	2,683,405

		8,967,683

ELECTRIC – 2.19%
Constellation Energy Group Inc.	7,538	713,849
Exelon Corp.	27,743	2,296,566
PPL Corp.	16,140	834,438

		3,844,853

ELECTRICAL COMPONENTS & EQUIPMENT – 0.96%
Emerson Electric Co.	32,271	1,686,805

		1,686,805

FOOD – 2.35%
Campbell Soup Co.	10,327	381,892
Heinz (H.J.) Co.	12,954	605,988
Hershey Co. (The)	6,464	278,663
Kellogg Co.	10,108	533,601
Kroger Co. (The)	27,607	811,370
Safeway Inc.	18,602	632,468
Sysco Corp.	25,514	874,875

		4,118,857

HEALTH CARE - PRODUCTS – 4.43%
Johnson & Johnson	119,318	7,775,954

		7,775,954

HEALTH CARE - SERVICES – 0.67%
Aetna Inc.	20,983	1,178,615

		1,178,615

HOUSEHOLD PRODUCTS & WARES – 0.31%
Fortune Brands Inc.	6,455	540,735

		540,735

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2007

Security	Shares	Value
INSURANCE – 2.90%
Aflac Inc.	20,430	$1,282,595
CIGNA Corp.	11,679	613,031
Marsh & McLennan Companies Inc.	22,848	591,535
Principal Financial Group Inc.	11,311	765,415
Prudential Financial Inc.	19,010	1,838,647

		5,091,223

IRON & STEEL – 0.41%
Nucor Corp.	11,532	715,215

		715,215

LEISURE TIME – 0.48%
Carnival Corp.	17,655	847,087

		847,087

MACHINERY – 1.97%
Caterpillar Inc.	26,732	1,994,475
Deere & Co.	9,413	1,458,074

		3,452,549

MANUFACTURING – 13.60%
Eaton Corp.	6,180	572,144
General Electric Co.	422,048	17,371,496
Honeywell International Inc.	28,373	1,714,013
Illinois Tool Works Inc.	19,747	1,130,713
Textron Inc.	10,493	726,221
3M Co.	27,301	2,357,714

		23,872,301

MEDIA – 2.01%
Clear Channel Communications Inc.	19,047	719,405
Time Warner Inc.	154,018	2,812,369

		3,531,774

MINING – 1.06%
Freeport-McMoRan Copper & Gold Inc.	15,793	1,858,520

		1,858,520

OFFICE & BUSINESS EQUIPMENT– 0.39%
Xerox Corp.[a]	39,411	687,328

		687,328

OIL & GAS – 2.89%
Anadarko Petroleum Corp.	19,411	1,145,637
Chesapeake Energy Corp.	18,778	741,355
Devon Energy Corp.	17,057	1,593,124
Valero Energy Corp.	22,770	1,603,691

		5,083,807

Security	Shares	Value
PHARMACEUTICALS – 9.66%
Abbott Laboratories	63,490	$3,467,824
Bristol-Myers Squibb Co.	81,345	2,439,537
Cardinal Health Inc.	15,208	1,034,600
Lilly (Eli) and Co.	39,756	2,152,787
Merck & Co. Inc.	89,365	5,206,405
Wyeth	54,820	2,665,897

		16,967,050

PIPELINES – 0.38%
Spectra Energy Corp.	25,390	659,632

		659,632

REAL ESTATE INVESTMENT TRUSTS – 1.24%
Boston Properties Inc.	4,924	533,466
Simon Property Group Inc.	9,333	971,659
Vornado Realty Trust	5,974	667,415

		2,172,540

RETAIL – 7.15%
Costco Wholesale Corp.	18,218	1,225,343
Home Depot Inc.	69,493	2,189,724
McDonald’s Corp.	49,700	2,967,090
TJX Companies Inc. (The)	18,799	543,855
Wal-Mart Stores Inc.	104,889	4,742,032
Yum! Brands Inc.	21,920	882,718

		12,550,762

SEMICONDUCTORS – 3.67%
Intel Corp.	239,470	6,441,743

		6,441,743

TELECOMMUNICATIONS – 2.98%
Alltel Corp.	14,495	1,031,319
Motorola Inc.	95,881	1,801,604
Qwest Communications International Inc.[a]	61,429	441,060
Sprint Nextel Corp.	114,948	1,965,611

		5,239,594

TRANSPORTATION – 2.48%
Norfolk Southern Corp.	16,371	845,562
Union Pacific Corp.	10,912	1,397,172
United Parcel Service Inc. Class B	28,213	2,118,796

		4,361,530

TOTAL COMMON STOCKS (Cost: $153,917,294)		175,281,935

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[b,c]	140,953	$140,953

		140,953

TOTAL SHORT-TERM INVESTMENTS (Cost: $140,953)		140,953

TOTAL INVESTMENTS IN SECURITIES – 99.92% (Cost: $154,058,247)		175,422,888

Other Assets, Less Liabilities – 0.08%		146,493

NET ASSETS – 100.00%		$175,569,381

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.89%

AEROSPACE & DEFENSE – 1.73%
Boeing Co. (The)	82,353	$8,119,182

		8,119,182

AGRICULTURE – 1.31%
Monsanto Co.	63,092	6,159,672

		6,159,672

APPAREL – 0.92%
Coach Inc.[a]	42,672	1,560,088
Nike Inc. Class B	41,733	2,765,229

		4,325,317

BANKS – 0.36%
Northern Trust Corp.	22,444	1,688,013

		1,688,013

BIOTECHNOLOGY – 4.06%
Amgen Inc.[a]	126,565	7,354,692
Biogen Idec Inc.[a]	33,289	2,478,033
Celgene Corp.[a]	44,296	2,923,536
Genentech Inc.[a]	53,946	3,999,017
Genzyme Corp.[a]	30,376	2,307,665

		19,062,943

CHEMICALS – 0.93%
Mosaic Co. (The)[a]	16,902	1,179,760
Praxair Inc.	37,373	3,194,644

		4,374,404

COAL – 0.37%
Peabody Energy Corp.	30,955	1,725,741

		1,725,741

COMMERCIAL SERVICES – 1.23%
Accenture Ltd.	67,521	2,636,695
Moody’s Corp.	26,827	1,172,876
Western Union Co.	88,206	1,944,060

		5,753,631

COMPUTERS – 7.97%
Apple Inc.[a]	100,338	19,059,203
Dell Inc.[a]	233,731	7,152,169
Electronic Data Systems Corp.	58,754	1,268,499
EMC Corp.[a]	243,257	6,176,295
Network Appliance Inc.[a]	42,751	1,346,229
Sun Microsystems Inc.[a]	415,487	2,372,431

		37,374,826

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.98%
Colgate-Palmolive Co.	60,122	$4,585,505

		4,585,505

DIVERSIFIED FINANCIAL SERVICES – 6.03%
BlackRock Inc.	2,321	480,331
CME Group Inc.	6,379	4,250,009
Franklin Resources Inc.	19,462	2,523,832
Goldman Sachs Group Inc. (The)	43,059	10,675,187
Legg Mason Inc.	15,131	1,254,965
NYSE Euronext Inc.	22,273	2,090,767
Rowe (T.) Price Group Inc.	30,843	1,981,354
Schwab (Charles) Corp. (The)	118,815	2,761,261
SLM Corp.	48,077	2,267,311

		28,285,017

ELECTRIC – 0.35%
AES Corp. (The)[a]	77,022	1,649,041

		1,649,041

ELECTRONICS – 1.32%
Agilent Technologies Inc.[a]	45,454	1,674,980
Garmin Ltd.	14,968	1,607,563
Thermo Fisher Scientific Inc.[a]	49,312	2,900,039

		6,182,582

ENTERTAINMENT – 0.36%
International Game Technology Inc.	38,347	1,672,313

		1,672,313

FOOD – 0.33%
Wrigley (Wm.) Jr. Co.	25,347	1,563,150

		1,563,150

HEALTH CARE - PRODUCTS – 4.85%
Alcon Inc.	8,887	1,352,690
Baxter International Inc.	75,632	4,538,676
Becton, Dickinson and Co.	26,705	2,228,799
Boston Scientific Corp.[a]	158,584	2,199,560
Medtronic Inc.	132,700	6,295,288
St. Jude Medical Inc.[a]	39,700	1,616,981
Stryker Corp.	36,521	2,592,991
Zimmer Holdings Inc.[a]	27,775	1,930,085

		22,755,070

HEALTH CARE - SERVICES – 2.80%
UnitedHealth Group Inc.	154,229	7,580,355
WellPoint Inc.[a]	69,954	5,542,455

		13,122,810

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
INTERNET – 7.46%
Amazon.com Inc.[a]	34,542	$3,079,419
eBay Inc.[a]	135,747	4,900,467
Google Inc. Class Aa	26,742	18,906,594
Liberty Media Corp. – Liberty Interactive Group Series Aa	72,957	1,548,877
Symantec Corp.[a]	103,956	1,952,294
Yahoo! Inc.[a]	147,679	4,592,817

		34,980,468

LODGING – 1.66%
Harrah’s Entertainment Inc.	21,626	1,908,494
Las Vegas Sands Corp.[a]	12,063	1,605,344
Marriott International Inc. Class A	38,199	1,570,361
MGM MIRAGE[a]	13,862	1,269,898
Starwood Hotels & Resorts Worldwide Inc.	24,957	1,419,055

		7,773,152

MANUFACTURING – 0.51%
Danaher Corp.	28,204	2,416,237

		2,416,237

MEDIA – 6.96%
Comcast Corp. Class Aa	222,708	4,688,003
Comcast Corp. Class A Special[a]	120,642	2,517,799
DIRECTV Group Inc. (The)[a]	84,850	2,246,828
EchoStar Communications Corp.[a]	23,963	1,173,228
Liberty Global Inc. Class Aa	21,535	845,249
Liberty Global Inc. Class Ca	22,344	819,578
Liberty Media Corp. – Liberty Capital Group Series Aa	14,544	1,817,709
McGraw-Hill Companies Inc. (The)	39,564	1,979,783
News Corp. Class A	215,300	4,665,551
News Corp. Class B	50,196	1,150,994
Time Warner Cable Inc. Class Aa	17,994	514,448
Viacom Inc. Class Aa	1,386	57,325
Viacom Inc. Class Ba	68,723	2,837,573
Walt Disney Co. (The)	211,809	7,334,946

		32,649,014

METAL FABRICATE & HARDWARE – 0.51%
Precision Castparts Corp.	15,833	2,371,942

		2,371,942

Security	Shares	Value
MINING – 0.54%
Newmont Mining Corp.	49,476	$2,516,349

		2,516,349

OIL & GAS – 2.48%
EOG Resources Inc.	28,541	2,528,733
GlobalSantaFe Corp.	26,502	2,147,457
Transocean Inc.[a]	33,505	3,999,492
XTO Energy Inc.	44,325	2,942,294

		11,617,976

OIL & GAS SERVICES – 5.61%
Baker Hughes Inc.	37,295	3,234,222
Halliburton Co.	104,048	4,101,572
National Oilwell Varco Inc.[a]	41,039	3,005,696
Schlumberger Ltd.	138,792	13,403,143
Weatherford International Ltd.[a]	39,599	2,570,371

		26,315,004

PHARMACEUTICALS – 3.65%
Allergan Inc.	34,852	2,355,298
Forest Laboratories Inc.[a]	36,850	1,439,730
Gilead Sciences Inc.[a]	108,321	5,003,347
Medco Health Solutions Inc.[a]	31,767	2,998,169
Schering-Plough Corp.	174,177	5,315,882

		17,112,426

PIPELINES – 0.53%
Williams Companies Inc. (The)	68,683	2,506,243

		2,506,243

REAL ESTATE INVESTMENT TRUSTS – 1.60%
Equity Residential	32,944	1,376,400
General Growth Properties Inc.	26,855	1,459,838
Host Hotels & Resorts Inc.	60,096	1,331,727
ProLogis	29,833	2,140,219
Public Storage	14,995	1,214,145

		7,522,329

RETAIL – 6.94%
Best Buy Co. Inc.	45,026	2,184,662
CVS Caremark Corp.	172,508	7,205,659
Kohl’s Corp.[a]	33,014	1,814,780
Lowe’s Companies Inc.	173,196	4,657,240
Nordstrom Inc.	25,145	991,719
Penney (J.C.) Co. Inc.	22,726	1,278,110
Staples Inc.	83,137	1,940,418
Starbucks Corp.[a]	86,200	2,299,816
Target Corp.	90,055	5,525,775
Walgreen Co.	117,650	4,664,823

		32,563,002

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
SEMICONDUCTORS – 2.95%
Analog Devices Inc.	36,983	$1,237,451
Applied Materials Inc.	161,334	3,133,106
Broadcom Corp. Class Aa	54,643	1,778,630
NVIDIA Corp.[a]	63,515	2,247,161
Texas Instruments Inc.	166,960	5,442,896

		13,839,244

SOFTWARE – 12.53%
Adobe Systems Inc.[a]	68,591	3,285,509
Automatic Data Processing Inc.	62,276	3,086,399
CA Inc.	48,572	1,284,729
Electronic Arts Inc.[a]	35,753	2,185,223
MasterCard Inc. Class A	7,542	1,429,586
Microsoft Corp.	970,355	35,718,767
Oracle Corp.[a]	456,592	10,122,645
Paychex Inc.	39,236	1,639,280

		58,752,138

TELECOMMUNICATIONS – 8.16%
American Tower Corp. Class Aa	48,512	2,143,260
Cisco Systems Inc.[a]	708,444	23,421,159
Corning Inc.	181,088	4,395,006
QUALCOMM Inc.	194,252	8,300,388

		38,259,813

TRANSPORTATION – 1.90%
Burlington Northern Santa Fe Corp.	37,458	3,264,465
CSX Corp.	50,183	2,246,693
FedEx Corp.	32,995	3,409,703

		8,920,861

TOTAL COMMON STOCKS (Cost: $397,685,848)		468,515,415

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[b,c]	420,706	420,706

		420,706

TOTAL SHORT-TERM INVESTMENTS (Cost: $420,706)		420,706

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $398,106,554)		468,936,121

Security	Shares	Value
SHORT POSITIONS[d] – (0.02)%

COMMON STOCKS – (0.02)%
Patriot Coal Corp.	(3,095)	$(110,027)

		(110,027)

TOTAL SHORT POSITIONS (Proceeds: $110,018)		(110,027)

Other Assets, Less Liabilities – 0.04%		183,048

NET ASSETS – 100.00%		$469,009,142

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.88%

AGRICULTURE – 4.20%
Altria Group Inc.	185,690	$13,542,372
Reynolds American Inc.	15,018	967,610

		14,509,982

AUTO MANUFACTURERS – 0.95%
Ford Motor Co.[a]	179,125	1,588,839
General Motors Corp.	43,523	1,705,666

		3,294,505

BANKS – 15.43%
Bank of America Corp.	398,043	19,217,516
BB&T Corp.	48,638	1,798,147
Fifth Third Bancorp	43,159	1,350,013
KeyCorp	32,833	934,099
National City Corp.	50,089	1,214,658
PNC Financial Services Group Inc. (The)	30,080	2,170,573
Regions Financial Corp.	62,631	1,698,553
SunTrust Banks Inc.	30,892	2,242,759
U.S. Bancorp	152,474	5,056,038
Wachovia Corp.	175,681	8,033,892
Wells Fargo & Co.	282,581	9,610,580

		53,326,828

CHEMICALS – 1.11%
Dow Chemical Co. (The)	85,254	3,839,840

		3,839,840

DIVERSIFIED FINANCIAL SERVICES – 13.32%
Ameriprise Financial Inc.	20,936	1,318,549
Bear Stearns Companies Inc. (The)	9,552	1,085,107
Capital One Financial Corp.	36,764	2,411,351
Citigroup Inc.	439,309	18,407,047
Countrywide Financial Corp.	50,701	786,879
Federal Home Loan Mortgage Corp.	58,382	3,049,292
Federal National Mortgage Association	85,601	4,882,681
JPMorgan Chase & Co.	299,401	14,071,847

		46,012,753

ELECTRIC – 6.72%
Ameren Corp.	18,197	983,730
American Electric Power Co. Inc.	34,713	1,673,514
Consolidated Edison Inc.	23,978	1,129,124

Security	Shares	Value
Dominion Resources Inc.	25,867	$2,370,193
Duke Energy Corp.	111,382	2,135,193
Edison International	26,502	1,541,091
Entergy Corp.	17,370	2,082,142
FirstEnergy Corp.	26,885	1,873,884
FPL Group Inc.	32,897	2,250,813
PG&E Corp.	31,051	1,519,325
Progress Energy Inc.	22,737	1,091,376
Public Service Enterprise Group Inc.	22,157	2,118,209
Southern Co. (The)	66,507	2,438,147

		23,206,741

ENVIRONMENTAL CONTROL – 0.48%
Waste Management Inc.	45,633	1,660,585

		1,660,585

FOOD – 2.44%
ConAgra Foods Inc.	43,499	1,032,231
General Mills Inc.	28,833	1,664,529
Kraft Foods Inc.	139,242	4,652,075
Sara Lee Corp.	64,430	1,065,672

		8,414,507

FOREST PRODUCTS & PAPER – 0.83%
International Paper Co.	38,280	1,414,829
Weyerhaeuser Co.	19,030	1,444,567

		2,859,396

GAS – 0.37%
Sempra Energy	20,638	1,269,443

		1,269,443

HOUSEHOLD PRODUCTS & WARES – 0.77%
Kimberly-Clark Corp.	37,751	2,676,168

		2,676,168

INSURANCE – 9.89%
ACE Ltd.	28,677	1,738,113
Allstate Corp. (The)	51,869	2,717,936
American International Group Inc.	199,024	12,562,395
Chubb Corp.	34,804	1,856,793
Genworth Financial Inc. Class A	38,589	1,053,480
Hartford Financial Services Group Inc. (The)	28,010	2,717,810
Lincoln National Corp.	23,949	1,493,699
Loews Corp.	40,320	1,979,309
MetLife Inc.	40,103	2,761,092
Progressive Corp. (The)	60,424	1,117,844

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
Travelers Companies Inc. (The)	58,160	$3,036,534
XL Capital Ltd. Class A	16,016	1,152,351

		34,187,356

MANUFACTURING – 0.89%
Ingersoll-Rand Co. Ltd. Class A	25,393	1,278,538
Tyco International Ltd.	43,605	1,795,218

		3,073,756

MEDIA – 0.70%
CBS Corp. Class A	1,639	47,105
CBS Corp. Class B	51,985	1,491,969
Gannett Co. Inc.	20,966	889,168

		2,428,242

MINING – 0.89%
Alcoa Inc.	78,037	3,089,485

		3,089,485

OIL & GAS – 25.32%
Apache Corp.	29,081	3,018,899
Chevron Corp.	188,373	17,238,013
ConocoPhillips	134,486	11,425,931
Exxon Mobil Corp.	490,748	45,143,909
Hess Corp.	25,154	1,801,278
Marathon Oil Corp.	64,013	3,785,089
Occidental Petroleum Corp.	73,853	5,099,550

		87,512,669

PHARMACEUTICALS – 4.36%
Pfizer Inc.	612,732	15,079,334

		15,079,334

RETAIL – 0.65%
Gap Inc. (The)	52,472	991,721
Macy’s Inc.	38,904	1,246,095

		2,237,816

SAVINGS & LOANS – 0.62%
Washington Mutual Inc.	76,679	2,137,810

		2,137,810

Security	Shares	Value
TELECOMMUNICATIONS – 9.94%
AT&T Inc.	539,502	$22,545,789
Verizon Communications Inc.	256,381	11,811,473

		34,357,262

TOTAL COMMON STOCKS (Cost: $324,011,178)		345,174,478

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[b,c]	224,799	224,799

		224,799

TOTAL SHORT-TERM INVESTMENTS (Cost: $224,799)		224,799

TOTAL INVESTMENTS IN SECURITIES – 99.95% (Cost: $324,235,977)		345,399,277

Other Assets, Less Liabilities – 0.05%		182,197

NET ASSETS – 100.00%		$345,581,474

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.91%

ADVERTISING – 0.82%
Donnelley (R.H.) Corp.[a]	10,889	$597,262
Interpublic Group of Companies Inc. (The)[a,b]	72,546	750,851

		1,348,113

AEROSPACE & DEFENSE – 2.45%
Alliant Techsystems Inc.[a]	5,197	573,697
Goodrich Corp.	19,415	1,352,449
L-3 Communications Holdings Inc.	19,426	2,129,867

		4,056,013

AIRLINES – 1.00%
Southwest Airlines Co.	116,253	1,651,955

		1,651,955

APPAREL – 0.25%
Phillips-Van Heusen Corp.	8,510	406,778

		406,778

BANKS – 1.61%
Commerce Bancorp Inc.	30,024	1,223,478
East West Bancorp Inc.	8,818	297,519
Synovus Financial Corp.	43,290	1,141,124

		2,662,121

BEVERAGES – 0.32%
Brown-Forman Corp. Class B	7,116	526,442

		526,442

BIOTECHNOLOGY – 0.76%
Charles River Laboratories International Inc.[a]	10,511	609,638
Invitrogen Corp.[a]	7,168	651,356

		1,260,994

BUILDING MATERIALS – 0.63%
American Standard Companies Inc.	27,761	1,034,652

		1,034,652

CHEMICALS – 2.72%
Airgas Inc.	10,927	551,486
Albemarle Corp.	11,946	570,541
Cabot Corp.	9,546	334,205
Huntsman Corp.	13,963	367,925
International Flavors & Fragrances Inc.	12,779	667,192
Sherwin-Williams Co. (The)	17,282	1,104,665
Sigma-Aldrich Corp.	17,492	903,812

		4,499,826

Security	Shares	Value
COAL – 0.23%
Massey Energy Co.	11,820	$374,458

		374,458

COMMERCIAL SERVICES – 3.44%
Career Education Corp.[a,b]	14,119	504,613
Convergys Corp.[a]	21,582	395,598
Equifax Inc.	21,795	839,107
Hertz Global Holdings Inc.[a]	20,629	447,237
Hewitt Associates Inc. Class Aa	15,235	537,491
Interactive Data Corp.	5,517	177,316
Manpower Inc.	13,233	989,034
Quanta Services Inc.[a]	26,208	864,864
Service Corp. International	44,440	643,047
Weight Watchers International Inc.	5,675	290,787

		5,689,094

COMPUTERS – 3.67%
Affiliated Computer Services Inc. Class Aa	14,288	723,830
Cadence Design Systems Inc.[a]	42,938	841,585
Ceridian Corp.[a]	22,194	797,652
Diebold Inc.	10,128	423,755
DST Systems Inc.[a]	7,832	663,449
NCR Corp.[a]	27,582	760,987
Synopsys Inc.[a]	22,298	630,141
Unisys Corp.[a]	54,387	330,673
Western Digital Corp.[a]	34,158	885,375

		6,057,447

COSMETICS & PERSONAL CARE – 0.43%
Estee Lauder Companies Inc. (The) Class A	16,079	705,868

		705,868

DISTRIBUTION & WHOLESALE – 0.83%
Grainger (W.W.) Inc.	11,726	1,054,402
WESCO International Inc.[a]	6,941	323,798

		1,378,200

DIVERSIFIED FINANCIAL SERVICES – 1.44%
E*TRADE Financial Corp.[a]	66,121	736,588
Federated Investors Inc. Class B	15,030	646,290
Jefferies Group Inc.	16,657	445,242
Raymond James Financial Inc.	14,848	553,088

		2,381,208

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2007

Security	Shares	Value
ELECTRIC – 2.03%
DPL Inc.	17,494	$508,026
Dynegy Inc. Class Aa	62,107	572,005
Mirant Corp.[a]	39,977	1,693,426
Sierra Pacific Resources Corp.	34,199	576,937

		3,350,394

ELECTRICAL COMPONENTS & EQUIPMENT – 0.94%
Energizer Holdings Inc.[a]	8,871	925,245
Molex Inc.	10,508	300,108
Molex Inc. Class A	11,859	323,751

		1,549,104

ELECTRONICS – 2.62%
Applied Biosystems Group	28,544	1,060,124
Arrow Electronics Inc.[a]	19,168	766,337
Avnet Inc.[a]	23,285	971,450
AVX Corp.	8,083	124,882
Gentex Corp.	22,175	460,796
PerkinElmer Inc.	18,332	504,497
Tektronix Inc.	11,742	444,435

		4,332,521

ENGINEERING & CONSTRUCTION – 2.93%
Foster Wheeler Ltd.[a]	10,903	1,616,370
Granite Construction Inc.	5,323	227,931
McDermott International Inc.[a]	34,833	2,126,903
Shaw Group Inc. (The)[a]	11,703	873,044

		4,844,248

ENTERTAINMENT – 0.04%
Warner Music Group Corp.	7,194	73,235

		73,235

ENVIRONMENTAL CONTROL – 1.21%
Allied Waste Industries Inc.[a]	44,270	559,573
Nalco Holding Co.	22,344	555,472
Republic Services Inc.	25,805	882,273

		1,997,318

FOOD – 0.36%
McCormick & Co. Inc. NVS	16,864	590,746

		590,746

FOREST PRODUCTS & PAPER – 0.58%
MeadWestvaco Corp.	28,568	961,027

		961,027

Security	Shares	Value
HAND & MACHINE TOOLS – 0.88%
Kennametal Inc.	5,985	$545,892
Lincoln Electric Holdings Inc.	6,279	453,658
Snap-On Inc.	8,970	447,693

		1,447,243

HEALTH CARE - PRODUCTS – 1.45%
Beckman Coulter Inc.	9,696	686,671
Cooper Companies Inc. (The)	6,986	293,412
DENTSPLY International Inc.	22,157	919,072
Kinetic Concepts Inc.[a]	8,180	491,618

		2,390,773

HEALTH CARE - SERVICES – 4.56%
Brookdale Senior Living Inc.	7,909	291,763
Community Health Systems Inc.[a]	14,821	488,056
Coventry Health Care Inc.[a]	24,279	1,464,266
Health Net Inc.[a]	17,353	930,294
Laboratory Corp. of America Holdings[a]	18,307	1,258,606
Lincare Holdings Inc.[a]	13,144	457,017
Manor Care Inc.	11,401	759,079
Quest Diagnostics Inc.	23,406	1,244,731
Tenet Healthcare Corp.[a]	73,267	257,167
Universal Health Services Inc. Class B	7,815	380,981

		7,531,960

HOLDING COMPANIES - DIVERSIFIED – 0.77%
Leucadia National Corp.	25,116	1,272,377

		1,272,377

HOME BUILDERS – 1.56%
Centex Corp.	18,598	466,066
Lennar Corp. Class A	19,971	456,337
Lennar Corp. Class B	1,792	38,170
NVR Inc.[a]	767	364,900
Pulte Homes Inc.	32,566	483,279
Thor Industries Inc.	5,946	285,408
Toll Brothers Inc.[a]	20,811	476,780

		2,570,940

HOUSEHOLD PRODUCTS & WARES – 1.53%
Church & Dwight Co. Inc.	10,166	480,953
Clorox Co. (The)	21,534	1,347,382
Jarden Corp.[a]	10,913	387,630
Scotts Miracle-Gro Co. (The) Class A	6,736	309,115

		2,525,080

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2007

Security	Shares	Value
INSURANCE – 1.16%
Alleghany Corp.[a]	810	$318,346
Gallagher (Arthur J.) & Co.	14,691	390,927
Markel Corp.[a]	1,541	837,102
Philadelphia Consolidated Holding Corp.[a]	9,239	376,951

		1,923,326

INTERNET – 2.00%
Check Point Software Technologies Ltd.[a]	27,736	700,611
Equinix Inc.[a]	4,710	549,469
Expedia Inc.[a]	35,071	1,145,419
IAC/InterActiveCorp[a]	30,895	910,167

		3,305,666

IRON & STEEL – 1.69%
AK Steel Holding Corp.[a]	17,034	853,914
Carpenter Technology Corp.	4,051	587,030
Cleveland-Cliffs Inc.	6,376	609,864
Steel Dynamics Inc.	14,034	746,889

		2,797,697

LODGING – 0.78%
Boyd Gaming Corp.	9,011	376,840
Wyndham Worldwide Corp.	27,640	907,421

		1,284,261

MACHINERY – 3.87%
AGCO Corp.[a]	14,156	844,830
Cummins Inc.	14,626	1,754,535
Flowserve Corp.	8,830	697,217
IDEX Corp.	12,454	441,121
Rockwell Automation Inc.	21,210	1,460,945
Terex Corp.[a]	16,003	1,187,743

		6,386,391

MANUFACTURING – 6.81%
Acuity Brands Inc.	6,831	326,522
AptarGroup Inc.	9,886	441,904
Brink’s Co. (The)	6,403	401,148
Cooper Industries Ltd.	32,576	1,706,657
Donaldson Co. Inc.	10,785	462,245
Dover Corp.	31,642	1,455,532
Harsco Corp.	13,009	788,606
ITT Industries Inc.	28,221	1,888,549
Pall Corp.	18,918	758,044
Parker Hannifin Corp.	27,001	2,170,070
SPX Corp.	8,431	854,060

		11,253,337

Security	Shares	Value
MEDIA – 1.40%
Dow Jones & Co. Inc.	9,618	$575,253
Meredith Corp.	5,922	368,644
Scripps (E.W.) Co. Class A	12,569	565,731
Washington Post Co. (The) Class B	949	805,701

		2,315,329

MINING – 0.68%
Vulcan Materials Co.	13,119	1,121,806

		1,121,806

OFFICE FURNISHINGS – 0.11%
Steelcase Inc. Class A	9,751	174,250

		174,250

OIL & GAS – 5.80%
Helmerich & Payne Inc.	14,787	467,565
Murphy Oil Corp.	27,509	2,025,488
Nabors Industries Ltd.[a]	43,759	1,228,753
Newfield Exploration Co.[a]	20,077	1,080,946
Pioneer Natural Resources Co.	18,977	968,207
Pogo Producing Co.	6,762	402,745
Pride International Inc.[a]	25,813	952,500
Rowan Companies Inc.	17,104	666,714
Tesoro Corp.	21,250	1,286,262
Unit Corp.[a]	7,243	345,998
Western Refining Inc.	4,461	163,629

		9,588,807

OIL & GAS SERVICES – 1.19%
BJ Services Co.	45,605	1,148,790
SEACOR Holdings Inc.[a]	3,683	337,547
Tidewater Inc.	8,633	471,966

		1,958,303

PACKAGING & CONTAINERS – 1.33%
Ball Corp.	15,801	783,414
Greif Inc. Class A	3,701	235,384
Pactiv Corp.[a]	20,183	554,427
Sealed Air Corp.	24,958	622,203

		2,195,428

PHARMACEUTICALS – 2.96%
AmerisourceBergen Corp.	28,044	1,321,153
Barr Pharmaceuticals Inc.[a]	16,703	957,416
Hospira Inc.[a]	24,331	1,005,600
Mylan Inc.	38,499	579,025
Omnicare Inc.	18,751	553,154
Watson Pharmaceuticals Inc.[a]	15,803	482,940

		4,899,288

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2007

Security	Shares	Value
PIPELINES – 1.53%
Equitable Resources Inc.	17,852	$1,005,425
Questar Corp.	26,786	1,528,945

		2,534,370

REAL ESTATE – 0.24%
St. Joe Co. (The)[b]	11,672	395,214

		395,214

REAL ESTATE INVESTMENT TRUSTS – 8.52%
AMB Property Corp.	15,405	1,006,717
AvalonBay Communities Inc.	12,334	1,512,765
BRE Properties Inc. Class A	7,916	433,797
Camden Property Trust	8,723	543,879
CapitalSource Inc.	21,666	394,754
Developers Diversified Realty Corp.	19,455	980,532
Duke Realty Corp.	21,185	681,098
Essex Property Trust Inc.	3,896	480,883
Federal Realty Investment Trust	8,716	768,925
HCP Inc.	31,992	1,089,008
Highwoods Properties Inc.	8,760	315,010
Hospitality Properties Trust	14,525	575,190
HRPT Properties Trust	32,448	304,687
Kimco Realty Corp.	34,132	1,417,161
Realty Income Corp.	15,637	461,917
Regency Centers Corp.	10,712	765,694
Taubman Centers Inc.	8,296	488,386
UDR Inc.	21,023	499,086
Ventas Inc.	20,645	885,464
Weingarten Realty Investors	12,416	475,036

		14,079,989

RETAIL – 7.45%
Advance Auto Parts Inc.	15,825	539,949
AnnTaylor Stores Corp.[a]	10,139	314,208
AutoZone Inc.[a]	7,004	871,368
Bed Bath & Beyond Inc.[a]	42,619	1,446,489
Big Lots Inc.[a,b]	16,546	396,773
Brinker International Inc.	16,279	413,324
Burger King Holdings Inc.	8,479	224,185
Circuit City Stores Inc.	26,483	210,010
Darden Restaurants Inc.	20,067	862,881
Dollar Tree Stores Inc.[a]	15,094	578,100
Family Dollar Stores Inc.	21,259	538,916
Limited Brands Inc.	48,157	1,059,936

Security	Shares	Value
Men’s Wearhouse Inc. (The)	7,687	$324,853
Office Depot Inc.[a]	42,216	791,972
OfficeMax Inc.	11,664	369,166
Rite Aid Corp.[a,b]	84,547	330,579
Ross Stores Inc.	21,506	581,092
Saks Inc.	19,649	415,773
Tiffany & Co.	21,073	1,141,735
Wendy’s International Inc.	13,508	469,538
Williams-Sonoma Inc.	13,739	431,954

		12,312,801

SAVINGS & LOANS – 0.27%
Capitol Federal Financial	3,322	109,726
People’s United Financial Inc.	19,241	342,105

		451,831

SEMICONDUCTORS – 3.56%
Advanced Micro Devices Inc.[a,b]	85,424	1,117,346
Amkor Technology Inc.[a]	16,218	183,750
Integrated Device Technology Inc.[a]	29,639	398,052
International Rectifier Corp.[a]	11,021	367,881
LSI Corp.[a,b]	110,827	731,458
Micron Technology Inc.[a,b]	117,459	1,234,494
National Semiconductor Corp.	41,102	1,033,304
ON Semiconductor Corp.[a]	45,433	463,417
Teradyne Inc.[a]	28,336	349,666

		5,879,368

SOFTWARE – 3.11%
BMC Software Inc.[a]	31,357	1,061,121
Compuware Corp.[a]	46,758	467,580
Fidelity National Information Services Inc.	29,962	1,381,847
Fiserv Inc.[a]	25,675	1,422,395
Novell Inc.[a]	54,084	408,875
Sybase Inc.[a]	14,088	402,917

		5,144,735

TELECOMMUNICATIONS – 1.68%
Anixter International Inc.[a]	5,026	361,118
Ciena Corp.[a]	13,167	630,173
SAVVIS Inc.[a]	4,520	170,766
Telephone and Data Systems Inc.	7,914	552,397
Telephone and Data Systems Inc. Special	7,930	522,190
Tellabs Inc.[a]	62,009	546,299

		2,782,943

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2007

Security	Shares	Value
TEXTILES – 0.47%
Cintas Corp.	21,189	$775,517

		775,517

TOYS, GAMES & HOBBIES – 0.52%
Hasbro Inc.	22,077	658,998
Marvel Entertainment Inc.[a]	8,340	206,332

		865,330

TRANSPORTATION – 0.26%
Hunt (J.B.) Transport Services Inc.	15,349	425,474

		425,474

TRUCKING & LEASING – 0.17%
GATX Corp.	6,804	278,760

		278,760

WATER – 0.29%
Aqua America Inc.	20,421	474,992

		474,992

TOTAL COMMON STOCKS (Cost: $152,764,678)		165,075,348

SHORT-TERM INVESTMENTS – 2.76%

MONEY MARKET FUNDS – 2.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	124,773	124,773
BGI Cash Premier Fund LLC 5.17%[c,d,e]	4,430,156	4,430,156

		4,554,929

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,554,929)		4,554,929

TOTAL INVESTMENTS IN SECURITIES – 102.67% (Cost: $157,319,607)		169,630,277

SHORT POSITIONS[f] – (0.03)%

COMMON STOCKS – (0.03)%
Zep Inc.	(3,415)	(54,640)

		(54,640)

TOTAL SHORT POSITIONS (Proceeds: $54,630)		(54,640)

Other Assets, Less Liabilities – (2.64)%		(4,350,417)

NET ASSETS – 100.00%		$165,225,220

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.55%
Clear Channel Outdoor Holdings Inc. Class Aa	16,010	$406,974
Getty Images Inc.[a]	20,398	576,243
Lamar Advertising Co.	28,331	1,514,575

		2,497,792

AEROSPACE & DEFENSE – 1.49%
BE Aerospace Inc.[a]	36,898	1,834,200
Rockwell Collins Inc.	66,787	4,996,335

		6,830,535

APPAREL – 0.61%
Guess? Inc.	21,977	1,129,398
Polo Ralph Lauren Corp.	23,931	1,646,453

		2,775,851

AUTO MANUFACTURERS – 0.35%
Oshkosh Truck Corp.	29,411	1,594,076

		1,594,076

BEVERAGES – 0.43%
Hansen Natural Corp.[a]	28,871	1,963,228

		1,963,228

BIOTECHNOLOGY – 1.29%
Millennium Pharmaceuticals Inc.[a]	128,204	1,515,371
Millipore Corp.[a]	21,620	1,678,793
PDL BioPharma Inc.[a]	46,791	991,969
Vertex Pharmaceuticals Inc.[a]	52,436	1,695,780

		5,881,913

BUILDING MATERIALS – 0.82%
Florida Rock Industries Inc.	14,962	941,559
Genlyte Group Inc. (The)[a]	10,225	665,647
Martin Marietta Materials Inc.	16,712	2,161,697

		3,768,903

CHEMICALS – 0.73%
Ecolab Inc.	70,359	3,318,834

		3,318,834

COAL – 1.42%
Arch Coal Inc.	56,952	2,335,032
CONSOL Energy Inc.	73,331	4,143,201

		6,478,233

Security	Shares	Value
COMMERCIAL SERVICES – 5.10%
Alliance Data Systems Corp.[a]	31,446	$2,528,258
Apollo Group Inc. Class Aa	56,563	4,483,183
ChoicePoint Inc.[a]	30,351	1,193,401
Corporate Executive Board Co. (The)	14,345	1,022,081
Corrections Corp. of America[a]	49,071	1,388,219
Gartner Inc.[a]	28,301	619,792
Iron Mountain Inc.[a]	72,928	2,532,790
ITT Educational Services Inc.[a]	16,284	2,071,162
MonsterWorldwide Inc.[a]	47,196	1,915,214
Pharmaceutical Product Development Inc.	41,792	1,765,294
Robert Half International Inc.	65,216	1,962,349
Sotheby’s Holdings Inc. Class A	26,673	1,444,876
TeleTech Holdings Inc.[a]	16,013	399,204

		23,325,823

COMPUTERS – 2.70%
Brocade Communications Systems Inc.[a]	159,439	1,516,265
Cognizant Technology Solutions Corp.[a]	114,800	4,759,608
FactSet Research Systems Inc.	17,948	1,265,693
IHS Inc. Class Aa	12,061	760,446
SanDisk Corp.[a]	90,904	4,036,138

		12,338,150

COSMETICS & PERSONAL CARE – 0.10%
Bare Escentuals Inc.[a,b]	18,540	457,938

		457,938

DISTRIBUTION & WHOLESALE – 0.55%
Fastenal Co.	56,272	2,502,979

		2,502,979

DIVERSIFIED FINANCIAL SERVICES – 4.56%
Affiliated Managers Group Inc.[a]	11,865	1,560,841
Eaton Vance Corp.	50,524	2,527,716
First Marblehead Corp. (The)[b]	24,185	939,104
IntercontinentalExchange Inc.[a]	27,529	4,905,668
International Securities Exchange Holdings Inc.	14,942	1,001,861
Janus Capital Group Inc.	70,222	2,423,361
Nasdaq Stock Market Inc. (The)[a]	38,658	1,805,329
Nuveen Investments Inc. Class A	31,705	2,054,484
NYMEX Holdings Inc.	14,094	1,811,361
TD Ameritrade Holding Corp.[a]	96,024	1,837,899

		20,867,624

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
ELECTRIC – 1.83%
Allegheny Energy Inc.[a]	65,980	$4,002,347
NRG Energy Inc.[a]	95,709	4,370,073

		8,372,420

ELECTRICAL COMPONENTS & EQUIPMENT – 0.99%
AMETEK Inc.	42,449	1,995,103
Belden Inc.	17,934	1,045,014
General Cable Corp.[a]	20,797	1,497,176

		4,537,293

ELECTRONICS – 3.51%
Amphenol Corp. Class A	71,226	3,153,175
Dolby Laboratories Inc. Class Aa	18,130	751,670
FLIR Systems Inc.[a]	26,611	1,846,537
Jabil Circuit Inc.	71,623	1,556,368
Mettler-Toledo International Inc.[a]	14,953	1,590,252
National Instruments Corp.	23,547	763,865
Thomas & Betts Corp.[a]	23,544	1,318,699
Trimble Navigation Ltd.[a]	48,156	2,008,105
Waters Corp.[a]	39,964	3,076,429

		16,065,100

ENERGY - ALTERNATE SOURCES – 1.13%
Covanta Holding Corp.[a]	42,601	1,154,913
First Solar Inc.[a]	13,783	2,188,878
SunPower Corp. Class Aa,b	14,585	1,844,419

		5,188,210

ENGINEERING & CONSTRUCTION – 2.13%
Fluor Corp.	35,116	5,548,328
Jacobs Engineering Group Inc.[a]	47,885	4,173,178

		9,721,506

ENTERTAINMENT – 0.82%
DreamWorks Animation SKG Inc. Class Aa	28,272	920,536
Penn National Gaming Inc.[a]	29,757	1,837,495
Scientific Games Corp. Class Aa,b	27,892	1,008,296

		3,766,327

ENVIRONMENTAL CONTROL – 0.45%
Stericycle Inc.[a]	35,328	2,060,682

		2,060,682

FOOD – 0.60%
Whole Foods Market Inc.	55,274	2,738,274

		2,738,274

Security	Shares	Value
HEALTH CARE - PRODUCTS – 6.20%
Advanced Medical Optics Inc.[a,b]	23,976	$658,141
Bard (C.R.) Inc.	41,803	3,495,149
Dade Behring Holdings Inc.	22,609	1,739,310
Edwards Lifesciences Corp.[a]	23,496	1,179,969
Gen-Probe Inc.[a]	20,881	1,462,088
Henry Schein Inc.[a]	35,275	2,112,972
Hologic Inc.[a]	45,862	3,115,406
IDEXX Laboratories Inc.[a]	12,482	1,520,058
Intuitive Surgical Inc.[a]	14,929	4,879,842
Patterson Companies Inc.[a]	51,801	2,025,937
ResMed Inc.[a]	30,650	1,269,829
Respironics Inc.[a]	29,197	1,461,602
TECHNE Corp.[a]	15,035	980,883
Varian Medical Systems Inc.[a]	50,415	2,458,740

		28,359,926

HEALTH CARE - SERVICES – 2.49%
Covance Inc.[a]	25,489	2,102,842
DaVita Inc.[a]	42,057	2,741,696
Humana Inc.[a]	65,588	4,915,821
Pediatrix Medical Group Inc.[a]	19,364	1,268,342
WellCare Health Plans Inc.[a]	14,313	346,231

		11,374,932

HOME FURNISHINGS – 0.48%
Harman International Industries Inc.	25,958	2,185,664

		2,185,664

INSURANCE – 0.25%
Brown & Brown Inc.	45,588	1,148,362

		1,148,362

INTERNET – 3.21%
Akamai Technologies Inc.[a]	65,327	2,560,165
CheckFree Corp.[a,b]	29,107	1,383,456
Digital River Inc.[a]	16,298	864,772
F5 Networks Inc.[a]	33,510	1,207,365
HLTH Corp.[a]	72,078	1,017,021
McAfee Inc.[a]	63,736	2,635,484
NutriSystem Inc.[a,b]	12,935	389,343
ValueClick Inc.[a]	39,505	1,074,141
VeriSign Inc.[a]	99,456	3,390,455
WebMD Health Corp. Class Aa,b	3,682	169,262

		14,691,464

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
IRON & STEEL – 0.86%
Allegheny Technologies Inc.	38,402	$3,923,532

		3,923,532

LODGING – 1.32%
Choice Hotels International Inc.	14,594	565,372
Station Casinos Inc.	17,000	1,526,600
Wynn Resorts Ltd.	24,290	3,921,135

		6,013,107

MACHINERY – 1.56%
Graco Inc.	26,312	1,035,640
Joy Global Inc.	43,678	2,535,945
Manitowoc Co. Inc. (The)	50,173	2,471,522
Zebra Technologies Corp. Class Aa	27,451	1,073,060

		7,116,167

MANUFACTURING – 0.80%
Roper Industries Inc.	35,310	2,500,301
Trinity Industries Inc.	31,763	1,147,915

		3,648,216

MEDIA – 2.00%
Cablevision Systems Corp.[a]	91,760	2,691,321
Discovery Holding Co. Class Aa	107,071	3,052,594
Sirius Satellite Radio Inc.[a,b]	526,780	1,769,981
XM Satellite Radio Holdings Inc. Class Aa	121,589	1,614,702

		9,128,598

MINING – 0.27%
Titanium Metals Corp.[a,b]	35,201	1,239,075

		1,239,075

OFFICE FURNISHINGS – 0.15%
Herman Miller Inc.	24,726	673,042

		673,042

OIL & GAS – 7.09%
Cabot Oil & Gas Corp.	39,050	1,549,894
CNX Gas Corp.[a]	11,376	363,122
Denbury Resources Inc.[a]	48,369	2,737,685
Diamond Offshore Drilling Inc.	26,208	2,967,532
ENSCO International Inc.	58,607	3,252,102
Holly Corp.	18,574	1,166,447
Noble Corp.	107,070	5,669,356
Petrohawk Energy Corp.[a]	67,472	1,248,232

Security	Shares	Value
Plains Exploration & Production Co.[a]	28,831	$1,468,939
Quicksilver Resources Inc.[a]	21,842	1,244,994
Range Resources Corp.	59,430	2,670,190
Southwestern Energy Co.[a]	67,633	3,498,655
Ultra Petroleum Corp.[a]	60,513	4,287,951
W&T Offshore Inc.	10,620	284,828

		32,409,927

OIL & GAS SERVICES – 4.57%
Cameron International Corp.[a]	43,448	4,230,097
Dresser-Rand Group Inc.[a]	34,114	1,320,212
FMC Technologies Inc.[a]	51,946	3,149,486
Grant Prideco Inc.[a]	51,046	2,509,421
Helix Energy Solutions Group Inc.[a]	33,247	1,537,674
Oceaneering International Inc.[a]	21,825	1,686,418
Smith International Inc.	79,875	5,275,744
Superior Energy Services Inc.[a]	32,175	1,193,049

		20,902,101

PHARMACEUTICALS – 3.55%
Abraxis BioScience Inc.[a]	9,353	232,329
Amylin Pharmaceuticals Inc.[a,b]	52,075	2,344,416
Cephalon Inc.[a]	26,765	1,973,651
Endo Pharmaceuticals Holdings Inc.[a]	53,433	1,565,587
Express Scripts Inc.[a]	87,051	5,492,918
ImClone Systems Inc.[a]	24,012	1,036,118
NBTY Inc.[a]	24,363	867,323
Sepracor Inc.[a]	42,395	1,167,558
VCA Antech Inc.[a]	33,392	1,537,702

		16,217,602

REAL ESTATE – 1.06%
CB Richard Ellis Group Inc. Class Aa	81,493	1,986,799
Forest City Enterprises Inc. Class A	25,541	1,453,794
Jones Lang LaSalle Inc.	14,972	1,427,281

		4,867,874

REAL ESTATE INVESTMENT TRUSTS – 1.91%
Alexandria Real Estate Equities Inc.	11,856	1,222,828
Douglas Emmett Inc.	39,657	1,043,376
Macerich Co. (The)	28,570	2,448,735
Nationwide Health Properties Inc.	36,636	1,143,776
SL Green Realty Corp.	23,646	2,853,126

		8,711,841

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
RETAIL – 4.17%
Abercrombie & Fitch Co. Class A	34,847	$2,759,882
American Eagle Outfitters Inc.	74,993	1,783,334
CarMax Inc.[a,b]	86,055	1,795,968
Cheesecake Factory Inc. (The)[a,b]	27,446	615,614
Chico’s FAS Inc.[a]	69,982	919,563
Copart Inc.[a]	26,759	1,027,010
GameStop Corp. Class Aa	58,775	3,480,655
J. Crew Group Inc.[a]	16,894	631,836
MSC Industrial Direct Co. Inc. Class A	19,003	925,636
O’Reilly Automotive Inc.[a]	45,564	1,504,523
PetSmart Inc.	54,473	1,631,466
Under Armour Inc. Class Aa,b	12,828	798,543
Urban Outfitters Inc.[a,b]	46,826	1,183,293

		19,057,323

SAVINGS & LOANS – 0.67%
Hudson City Bancorp Inc.	195,938	3,068,389

		3,068,389

SEMICONDUCTORS – 7.72%
Altera Corp.	137,082	2,689,549
Cypress Semiconductor Corp.[a]	60,731	2,219,718
Intersil Corp. Class A	53,298	1,617,061
KLA-Tencor Corp.	76,207	4,012,299
Lam Research Corp.[a]	49,165	2,468,083
Linear Technology Corp.	88,445	2,920,454
Marvell Technology Group Ltd.[a]	183,228	3,303,601
MEMC Electronic Materials Inc.[a]	89,430	6,548,065
Microchip Technology Inc.	86,875	2,881,644
Novellus Systems Inc.[a]	49,603	1,409,221
QLogic Corp.[a]	59,393	922,373
Varian Semiconductor Equipment Associates Inc.[a]	30,701	1,412,860
Xilinx Inc.	118,377	2,888,399

		35,293,327

SOFTWARE – 8.00%
Activision Inc.[a]	114,361	2,704,638
Autodesk Inc.[a]	92,245	4,510,781
BEA Systems Inc.[a]	154,975	2,619,078
Cerner Corp.[a]	25,275	1,505,379
Citrix Systems Inc.[a]	72,710	3,125,803

Security	Shares	Value
Dun & Bradstreet Corp. (The)	23,572	$2,282,948
Global Payments Inc.	32,554	1,548,268
IMS Health Inc.	78,439	1,977,447
Intuit Inc.[a]	122,904	3,953,822
MoneyGram International Inc.	33,270	530,657
NAVTEQ Corp.[a]	38,975	3,008,870
Nuance Communications Inc.[a]	61,308	1,355,520
Red Hat Inc.[a]	76,848	1,659,148
Salesforce.com Inc.[a,b]	38,872	2,191,215
SEI Investments Co.	56,930	1,800,127
Total System Services Inc.	15,330	459,287
VeriFone Holdings Inc.[a]	26,553	1,312,515

		36,545,503

TELECOMMUNICATIONS – 7.24%
Amdocs Ltd.[a,b]	77,946	2,681,342
CommScope Inc.[a]	24,186	1,140,854
Crown Castle International Corp.[a]	112,959	4,639,226
Harris Corp.	54,878	3,323,412
JDS Uniphase Corp.[a]	84,059	1,282,740
Juniper Networks Inc.[a]	204,911	7,376,796
Leap Wireless International Inc.[a]	19,674	1,402,953
Level 3 Communications Inc.[a,b]	607,277	1,840,049
NeuStar Inc. Class Aa	30,346	1,037,833
NII Holdings Inc. Class Ba	69,072	4,006,176
Polycom Inc.[a]	36,438	1,019,535
SBA Communications Corp.[a,b]	38,718	1,378,361
Time Warner Telecom Inc. Class Aa	57,755	1,342,226
United States Cellular Corp.[a]	6,411	603,596

		33,075,099

TRANSPORTATION – 2.16%
C.H. Robinson Worldwide Inc.	69,346	3,461,752
Expeditors International Washington Inc.	85,174	4,314,063
Kansas City Southern Industries Inc.[a]	30,566	1,182,599
Landstar System Inc.	22,155	932,504

		9,890,918

TOTAL COMMON STOCKS (Cost: $402,036,195)		456,593,680

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.24%

MONEY MARKET FUNDS – 3.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	373,963	$373,963
BGI Cash Premier Fund LLC 5.17%[c,d,e]	14,418,163	14,418,163

		14,792,126

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 14,792,126)		14,792,126

TOTAL INVESTMENTS IN SECURITIES – 103.13% (Cost: $ 416,828,321)		471,385,806

Other Assets, Less Liabilities – (3.13)%		(14,312,042)

NET ASSETS – 100.00%		$457,073,764

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.85%

AEROSPACE & DEFENSE – 0.37%
Spirit AeroSystems Holdings Inc. Class Aa	15,975	$554,652

		554,652

AGRICULTURE – 3.32%
Bunge Ltd.	18,787	2,164,075
Carolina Group	16,782	1,439,560
UST Inc.	25,291	1,348,516

		4,952,151

AIRLINES – 1.75%
AMR Corp.[a]	36,033	864,792
Continental Airlines Inc. Class Ba	15,273	524,628
UAL Corp.[a,b]	18,029	863,589
US Airways Group Inc.[a]	12,922	357,423

		2,610,432

APPAREL – 1.67%
Hanesbrands Inc.[a]	15,279	474,260
Jones Apparel Group Inc.	17,183	359,812
Liz Claiborne Inc.	16,242	462,410
VF Corp.	13,636	1,188,105

		2,484,587

AUTO PARTS & EQUIPMENT – 1.70%
BorgWarner Inc.	9,005	951,919
Goodyear Tire & Rubber Co. (The)[a]	32,602	982,950
Lear Corp.[a]	10,026	356,224
TRW Automotive Holdings Corp.[a]	8,502	252,424

		2,543,517

BANKS – 6.27%
Associated Banc-Corp	18,339	529,264
Bank of Hawaii Corp.	7,843	416,934
BOK Financial Corp.	3,358	183,145
City National Corp.	6,333	428,111
Colonial BancGroup Inc. (The)	24,313	466,323
Comerica Inc.	23,771	1,109,630
Commerce Bancshares Inc.	10,308	486,228
Cullen/Frost Bankers Inc.	9,205	489,522
First Horizon National Corp.	19,373	505,248
Fulton Financial Corp.	27,586	361,652
Huntington Bancshares Inc.	56,876	1,018,649
Popular Inc.	40,399	426,209

Security	Shares	Value
TCF Financial Corp.	18,469	$420,539
UnionBanCal Corp.	8,415	454,494
Valley National Bancorp	19,083	390,820
Webster Financial Corp.	8,353	302,713
Wilmington Trust Corp.	10,474	380,939
Zions Bancorporation	16,787	992,280

		9,362,700

BEVERAGES – 3.06%
Coca-Cola Enterprises Inc.	43,634	1,126,194
Constellation Brands Inc. Class Aa	30,048	754,806
Molson Coors Brewing Co. Class B	23,904	1,368,026
Pepsi Bottling Group Inc.	21,902	943,538
PepsiAmericas Inc.	10,244	365,916

		4,558,480

BUILDING MATERIALS – 1.54%
Armstrong World Industries Inc.[a]	2,645	108,471
Masco Corp.	59,138	1,424,043
Owens Corning[a,b]	14,114	326,175
USG Corp.[a,b]	11,189	444,763

		2,303,452

CHEMICALS – 6.89%
Ashland Inc.	8,617	505,990
Celanese Corp. Class A	23,485	985,431
Chemtura Corp.	37,921	353,424
Cytec Industries Inc.	6,527	435,416
Eastman Chemical Co.	13,043	868,533
FMC Corp.	11,203	644,172
Lubrizol Corp.	10,693	725,841
Lyondell Chemical Co.	35,715	1,694,677
PPG Industries Inc.	25,867	1,933,300
Rohm & Haas Co.	26,173	1,357,855
RPM International Inc.	18,881	404,620
Valspar Corp. (The)	14,910	373,197

		10,282,456

COMMERCIAL SERVICES – 2.09%
Avis Budget Group Inc.[a]	16,070	335,381
Block (H & R) Inc.	46,916	1,022,769
Donnelley (R.R.) & Sons Co.	34,009	1,370,223
United Rentals Inc.[a]	11,622	397,356

		3,125,729

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
COMPUTERS – 1.48%
Computer Sciences Corp.[a]	27,218	$1,589,259
Lexmark International Inc. Class Aa	14,798	621,368

		2,210,627

COSMETICS & PERSONAL CARE – 0.24%
Alberto-Culver Co.	13,624	354,088

		354,088

DISTRIBUTION & WHOLESALE – 1.20%
Genuine Parts Co.	26,491	1,299,913
Ingram Micro Inc. Class Aa	23,403	497,080

		1,796,993

DIVERSIFIED FINANCIAL SERVICES – 1.05%
AmeriCredit Corp.[a]	18,662	263,321
CIT Group Inc.	29,855	1,052,090
IndyMac Bancorp Inc.[b]	11,543	154,907
Student Loan Corp. (The)	576	95,662

		1,565,980

ELECTRIC – 10.48%
Alliant Energy Corp.	17,404	696,160
CenterPoint Energy Inc.	44,366	743,574
CMS Energy Corp.	35,356	599,991
DTE Energy Co.	26,723	1,325,461
Energy East Corp.	24,968	696,108
Great Plains Energy Inc.	13,629	406,689
Hawaiian Electric Industries Inc.	12,905	299,396
Integrys Energy Group Inc.	11,864	638,402
MDU Resources Group Inc.	26,555	747,789
Northeast Utilities	23,747	732,120
NSTAR	15,625	549,375
OGE Energy Corp.	14,119	540,758
Pepco Holdings Inc.	30,387	865,726
Pinnacle West Capital Corp.	15,276	617,150
PNM Resources Inc.	10,682	267,157
Puget Energy Inc.	18,431	520,676
Reliant Energy Inc.[a]	53,015	1,458,973
SCANA Corp.	16,222	658,451
TECO Energy Inc.	32,875	553,286
Westar Energy Inc.	13,957	371,535
Wisconsin Energy Corp.	18,157	869,357
Xcel Energy Inc.	65,478	1,476,529

		15,634,663

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.29%
Hubbell Inc. Class B	7,888	$433,840

		433,840

ELECTRONICS – 0.23%
Vishay Intertechnology Inc.[a]	27,041	340,446

		340,446

ENGINEERING & CONSTRUCTION – 1.09%
KBR Inc.[a]	26,029	1,116,124
URS Corp.[a]	8,167	504,802

		1,620,926

ENTERTAINMENT – 0.33%
International Speedway Corp. Class A	4,746	210,865
Regal Entertainment Group Class A	12,233	276,099

		486,964

FOOD – 3.43%
Corn Products International Inc.	11,486	488,614
Dean Foods Co.	20,473	568,535
Del Monte Foods Co.	31,503	325,741
Hormel Foods Corp.	11,740	428,275
Pilgrim’s Pride Corp.	6,607	196,228
Seaboard Corp.	56	91,392
Smithfield Foods Inc.[a]	19,503	559,151
Smucker (J.M.) Co. (The)	8,811	470,772
SUPERVALU Inc.	33,093	1,282,354
Tyson Foods Inc. Class A	45,063	711,995

		5,123,057

FOREST PRODUCTS & PAPER – 2.08%
Plum Creek Timber Co. Inc.	27,305	1,219,714
Rayonier Inc.	12,080	583,343
Smurfit-Stone Container Corp.[a]	39,707	480,852
Temple-Inland Inc.	15,198	815,677

		3,099,586

GAS – 2.65%
AGL Resources Inc.	12,022	475,230
Atmos Energy Corp.	13,980	392,139
Energen Corp.	10,033	642,112
Nicor Inc.	7,180	310,679
NiSource Inc.	43,157	882,561
Southern Union Co.	15,765	496,597
UGI Corp.	16,169	430,419
Vectren Corp.	11,658	326,890

		3,956,627

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
HAND & MACHINE TOOLS – 1.13%
Black & Decker Corp. (The)	10,433	$938,031
Stanley Works (The)	12,925	743,834

		1,681,865

HEALTH CARE - PRODUCTS – 0.34%
Hillenbrand Industries Inc.	9,184	507,140

		507,140

HEALTH CARE - SERVICES – 0.17%
Health Management Associates Inc. Class A	37,896	250,493

		250,493

HOME BUILDERS – 0.74%
Horton (D.R.) Inc.	43,129	547,307
KB Home	12,249	338,562
M.D.C. Holdings Inc.	5,494	222,562

		1,108,431

HOME FURNISHINGS – 0.65%
Whirlpool Corp.	12,232	968,530

		968,530

HOUSEHOLD PRODUCTS & WARES – 0.57%
Avery Dennison Corp.	14,555	842,734

		842,734

HOUSEWARES – 0.85%
Newell Rubbermaid Inc.	43,362	1,264,436

		1,264,436

INSURANCE – 14.32%
Ambac Financial Group Inc.	15,996	589,133
American Financial Group Inc.	10,955	327,554
Aon Corp.	40,359	1,829,070
Arch Capital Group Ltd.[a]	7,276	544,027
Aspen Insurance Holdings Ltd.	12,024	328,977
Assurant Inc.	15,376	898,573
Axis Capital Holdings Ltd.	21,719	863,113
Berkley (W.R.) Corp.	25,292	761,036
Cincinnati Financial Corp.	25,218	1,003,172
CNA Financial Corp.	4,678	185,389
Conseco Inc.[a]	29,008	458,036
Endurance Specialty Holdings Ltd.	9,235	362,104
Erie Indemnity Co. Class A	7,277	414,061
Everest Re Group Ltd.	9,918	1,056,664
Fidelity National Financial Inc.	34,661	533,433

Security	Shares	Value
First American Corp.	13,008	$391,541
Hanover Insurance Group Inc. (The)	7,815	360,037
HCC Insurance Holdings Inc.	17,652	527,618
MBIA Inc.	19,675	846,812
Mercury General Corp.	4,182	214,578
MGIC Investment Corp.	13,064	252,919
Nationwide Financial Services Inc. Class A	7,913	424,532
Odyssey Re Holdings Corp.	4,339	161,324
Old Republic International Corp.	35,949	551,098
OneBeacon Insurance Group Ltd.	4,434	95,375
PartnerRe Ltd.	8,789	731,684
PMI Group Inc. (The)	13,715	219,851
Protective Life Corp.	10,696	458,538
Radian Group Inc.	12,540	157,879
Reinsurance Group of America Inc.	4,582	261,770
RenaissanceRe Holdings Ltd.	10,585	617,529
Safeco Corp.	15,930	922,347
StanCorp Financial Group Inc.	8,013	441,757
Torchmark Corp.	14,387	937,457
Transatlantic Holdings Inc.	4,173	311,014
Unitrin Inc.	7,316	338,804
Unum Group	56,479	1,318,220
White Mountains Insurance Group Ltd.	1,253	673,625

		21,370,651

IRON & STEEL – 1.72%
Reliance Steel & Aluminum Co.	9,583	559,168
United States Steel Corp.	18,539	2,000,358

		2,559,526

LEISURE TIME – 0.84%
Brunswick Corp.	14,015	312,675
Royal Caribbean Cruises Ltd.	21,966	941,902

		1,254,577

MANUFACTURING – 2.38%
Carlisle Companies Inc.	9,750	384,637
Crane Co.	8,020	380,469
Eastman Kodak Co.[b]	44,559	1,277,061
Leggett & Platt Inc.	27,169	527,894
Pentair Inc.	15,324	542,316
Teleflex Inc.	6,002	439,406

		3,551,783

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
MEDIA – 1.11%
Hearst-Argyle Television Inc.	4,242	$94,597
Idearc Inc.	22,895	617,707
McClatchy Co. (The) Class Ab	8,857	146,938
New York Times Co. (The) Class Ab	22,507	440,237
Tribune Co.	11,902	360,155

		1,659,634

METAL FABRICATE & HARDWARE – 0.65%
Commercial Metals Co.	18,671	585,896
Timken Co. (The)	11,623	386,581

		972,477

OFFICE & BUSINESS EQUIPMENT – 0.93%
Pitney Bowes Inc.	34,483	1,380,699

		1,380,699

OIL & GAS – 3.88%
Cimarex Energy Co.	13,012	527,116
Forest Oil Corp.[a]	11,989	582,545
Frontier Oil Corp.	16,531	756,954
Noble Energy Inc.	26,580	2,034,433
Patterson-UTI Energy Inc.	24,683	492,179
Sunoco Inc.	18,883	1,389,789

		5,783,016

PACKAGING & CONTAINERS – 2.03%
Bemis Co. Inc.	15,721	442,703
Crown Holdings Inc.[a]	25,720	637,856
Owens-Illinois Inc.[a]	22,522	1,000,427
Packaging Corp. of America	14,667	466,997
Sonoco Products Co.	15,770	487,608

		3,035,591

PHARMACEUTICALS – 0.27%
King Pharmaceuticals Inc.[a]	38,462	407,697

		407,697

PIPELINES – 2.16%
El Paso Corp.	110,141	1,945,090
National Fuel Gas Co.	11,093	537,900
ONEOK Inc.	14,961	747,152

		3,230,142

REAL ESTATE INVESTMENT TRUSTS – 3.55%
Annaly Capital Management Inc.	59,940	1,024,375
Apartment Investment and Management Co. Class A	14,759	689,688

Security	Shares	Value
Brandywine Realty Trust	13,793	$356,825
CBL & Associates Properties Inc.	10,281	340,404
Colonial Properties Trust	7,208	225,827
Health Care REIT Inc.	12,684	561,774
iStar Financial Inc.	20,254	617,950
Kilroy Realty Corp.	5,177	336,712
Liberty Property Trust	14,465	544,173
Mack-Cali Realty Corp.	10,159	402,195
Thornburg Mortgage Inc.[b]	18,958	199,059

		5,298,982

RETAIL – 1.19%
AutoNation Inc.[a]	22,837	403,987
Barnes & Noble Inc.	8,057	311,322
Dillard’s Inc. Class A	10,423	240,042
Foot Locker Inc.	24,989	372,086
RadioShack Corp.	21,673	446,897

		1,774,334

SAVINGS & LOANS – 1.30%
Astoria Financial Corp.	13,705	356,193
New York Community Bancorp Inc.	44,796	833,654
Sovereign Bancorp Inc.	52,053	751,125

		1,940,972

SEMICONDUCTORS – 0.23%
Atmel Corp.[a]	69,546	340,080

		340,080

TELECOMMUNICATIONS – 3.16%
CenturyTel Inc.	16,801	740,084
Citizens Communications Co.	52,685	693,335
Embarq Corp.	23,888	1,264,153
Virgin Media Inc.	45,530	1,006,668
Windstream Corp.	74,938	1,007,916

		4,712,156

TEXTILES – 0.49%
Mohawk Industries Inc.[a]	8,628	736,314

		736,314

TOYS, GAMES & HOBBIES – 0.86%
Mattel Inc.	61,725	1,289,435

		1,289,435

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
TRANSPORTATION – 1.12%
Alexander & Baldwin Inc.	6,610	$346,232
Con-way Inc.	7,012	298,781
Overseas Shipholding Group Inc.	4,597	342,017
Ryder System Inc.	9,480	453,618
YRC Worldwide Inc.[a,b]	9,161	225,177

		1,665,825

TOTAL COMMON STOCKS (Cost: $154,000,634)		148,989,473

SHORT-TERM INVESTMENTS – 2.06%

MONEY MARKET FUNDS – 2.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	128,238	128,238
BGI Cash Premier Fund LLC 5.17%[c,d,e]	2,948,447	2,948,447

		3,076,685

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,076,685)		3,076,685

TOTAL INVESTMENTS IN SECURITIES – 101.91% (Cost: $157,077,319)		152,066,158

Other Assets, Less Liabilities – (1.91)%		(2,845,441)

NET ASSETS – 100.00%		$149,220,717

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 100.14%

AEROSPACE & DEFENSE – 3.88%
AAR Corp.[a]	15,483	$496,230
Curtiss-Wright Corp.	18,200	1,024,478
DRS Technologies Inc.	16,912	971,425
Esterline Technologies Corp.[a]	11,810	646,952
GenCorp Inc.[a]	21,694	255,555
Moog Inc. Class Aa	15,626	721,140
Teledyne Technologies Inc.[a]	13,371	699,437
Triumph Group Inc.	6,884	548,104

		5,363,321

AGRICULTURE – 0.65%
Alliance One International Inc.[a]	39,017	254,781
Andersons Inc. (The)	7,217	358,324
Vector Group Ltd.[b]	13,057	285,687

		898,792

AIRLINES – 0.97%
AirTran Holdings Inc.[a]	37,389	389,219
JetBlue Airways Corp.[a,b]	68,088	621,643
Republic Airways Holdings Inc.[a]	15,265	324,992

		1,335,854

APPAREL – 2.97%
Columbia Sportswear Co.	6,564	319,995
Gymboree Corp.[a]	12,667	431,058
K-Swiss Inc. Class A	11,125	260,325
Oxford Industries Inc.	6,242	161,730
Quiksilver Inc.[a]	50,999	688,486
SKECHERS U.S.A. Inc. Class Aa	13,342	328,080
Steven Madden Ltd.	7,939	176,960
Timberland Co. Class Aa	20,961	408,949
Warnaco Group Inc. (The)[a]	18,851	767,047
Wolverine World Wide Inc.	21,979	563,542

		4,106,172

BANKS – 3.08%
Boston Private Financial Holdings Inc.	14,950	429,962
Cascade Bancorp[b]	8,890	171,044
First BanCorp (Puerto Rico)	31,401	276,015
Frontier Financial Corp.	18,038	400,263
Glacier Bancorp Inc.	21,678	440,931
PrivateBancorp Inc.[b]	9,217	259,551
SVB Financial Group[a]	14,251	738,059

Security	Shares	Value
UCBH Holdings Inc.	42,700	$728,889
United Community Banks Inc.	20,220	447,671
Wintrust Financial Corp.	9,782	359,391

		4,251,776

BIOTECHNOLOGY – 2.20%
Alexion Pharmaceuticals Inc.[a]	15,277	1,168,690
Arena Pharmaceuticals Inc.[a]	24,689	237,261
Bio-Rad Laboratories Inc. Class Aa	7,506	724,929
Cambrex Corp.	11,847	134,937
Celera Group[a]	32,453	529,308
InterMune Inc.[a]	12,239	243,801

		3,038,926

BUILDING MATERIALS – 1.22%
Apogee Enterprises Inc.	11,866	279,207
Goodman Global Inc.[a]	13,068	322,126
Interline Brands Inc.[a]	12,341	294,826
NCI Building Systems Inc.[a]	8,293	324,920
Simpson Manufacturing Co. Inc.[b]	15,411	462,176

		1,683,255

CHEMICALS – 2.75%
Arch Chemicals Inc.	9,956	454,193
Ferro Corp.	17,879	370,453
Fuller (H.B.) Co.	24,906	732,984
Hercules Inc.	47,930	901,563
Minerals Technologies Inc.	7,921	556,213
Rockwood Holdings Inc.[a]	14,754	576,734
Spartech Corp.	13,290	204,267

		3,796,407

COAL – 0.53%
Alpha Natural Resources Inc.[a]	26,871	737,340

		737,340

COMMERCIAL SERVICES – 5.95%
Aaron Rents Inc.	18,606	394,075
Advance America Cash Advance Centers Inc.	26,342	251,830
Cenveo Inc.[a]	20,544	463,884
Chemed Corp.	9,816	562,653
Consolidated Graphics Inc.[a]	5,678	363,278
Cross Country Healthcare Inc.[a]	12,396	194,741
Dollar Financial Corp.[a]	9,921	325,409
Dollar Thrifty Automotive Group Inc.[a]	9,154	315,813

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2007

Security	Shares	Value
DynCorp International Inc.[a]	10,290	$232,966
Emergency Medical Services LPa	3,783	114,890
H&E Equipment Services Inc.[a]	6,512	114,807
HealthSpring Inc.[a]	18,330	384,930
Heidrick & Struggles International Inc.	7,375	318,747
Kelly Services Inc. Class A	10,183	214,148
Korn/Ferry International[a]	21,436	410,714
Labor Ready Inc.[a]	18,999	334,002
McGrath RentCorp	9,546	327,237
MPS Group Inc.[a]	42,227	515,592
Pre-Paid Legal Services Inc.[a]	3,713	221,295
Steiner Leisure Ltd.[a]	6,469	290,976
Viad Corp.	8,201	290,643
Volt Information Sciences Inc.[a]	5,906	91,838
Watson Wyatt Worldwide Inc.	17,492	833,844
Wright Express Corp.[a]	16,593	642,149

		8,210,461

COMPUTERS – 2.99%
CACI International Inc. Class Aa	12,534	674,956
Electronics For Imaging Inc.[a]	23,602	538,126
Henry (Jack) & Associates Inc.	34,742	1,015,161
Mentor Graphics Corp.[a]	35,052	561,533
MTS Systems Corp.	7,368	327,802
Palm Inc.[b]	38,922	351,076
Perot Systems Corp. Class Aa	36,233	529,002
SMART Modular Technologies (WWH) Inc.[a]	15,227	134,607

		4,132,263

COSMETICS & PERSONAL CARE – 0.34%
Chattem Inc.[a]	6,260	465,118

		465,118

DISTRIBUTION & WHOLESALE – 1.15%
Beacon Roofing Supply Inc.[a]	19,024	171,026
Brightpoint Inc.[a]	20,660	334,692
United Stationers Inc.[a]	11,432	662,027
Watsco Inc.	10,057	418,773

		1,586,518

DIVERSIFIED FINANCIAL SERVICES – 3.09%
Asset Acceptance Capital Corp.	5,866	63,118
CompuCredit Corp.[a]	13,297	265,009
Greenhill & Co. Inc.	4,693	347,188

Security	Shares	Value
KBW Inc.[a]	12,005	$363,631
Knight Capital Group Inc. Class Aa	41,052	550,507
National Financial Partners Corp.	15,369	840,223
Nelnet Inc. Class A	8,393	155,942
Ocwen Financial Corp.[a]	14,613	109,013
SWS Group Inc.	11,354	215,612
Waddell & Reed Financial Inc. Class A	34,492	1,145,824
World Acceptance Corp.[a]	6,427	207,335

		4,263,402

ELECTRIC – 0.80%
Aquila Inc.[a]	153,220	640,460
El Paso Electric Co.[a]	18,986	462,309

		1,102,769

ELECTRICAL COMPONENTS & EQUIPMENT – 0.70%
Encore Wire Corp.	6,941	145,761
EnerSys Inc.[a]	13,305	241,087
Littelfuse Inc.[a]	9,270	295,064
Superior Essex Inc.[a]	8,371	278,336

		960,248

ELECTRONICS – 4.09%
Benchmark Electronics Inc.[a]	29,623	607,568
Brady Corp. Class A	20,579	759,365
Checkpoint Systems Inc.[a]	16,204	490,171
Coherent Inc.[a]	12,951	424,793
Orbotech Ltd.[a]	13,543	280,340
Plexus Corp.[a]	18,989	489,916
Technitrol Inc.	16,667	490,176
Varian Inc.[a]	12,595	930,645
Watts Water Technologies Inc. Class A	12,960	368,453
Woodward Governor Co.	12,034	806,278

		5,647,705

ENERGY - ALTERNATE SOURCES – 0.18%
Headwaters Inc.[a]	17,400	249,690

		249,690

ENGINEERING & CONSTRUCTION – 1.35%
Dycom Industries Inc.[a]	16,709	472,029
EMCOR Group Inc.[a,b]	26,312	905,922
Perini Corp.[a]	8,476	486,099

		1,864,050

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2007

Security	Shares	Value
ENTERTAINMENT – 0.12%
Isle of Capri Casinos Inc.[a]	8,234	$166,738

		166,738

ENVIRONMENTAL CONTROL – 1.40%
Mine Safety Appliances Co.	9,242	423,191
Tetra Tech Inc.[a]	23,966	559,606
Waste Connections Inc.[a]	28,176	952,631

		1,935,428

FOOD – 1.25%
Flowers Foods Inc.	34,576	758,597
Performance Food Group Co.[a]	13,407	361,855
Ralcorp Holdings Inc.[a]	10,642	599,145

		1,719,597

FOREST PRODUCTS & PAPER – 0.34%
Deltic Timber Corp.	4,692	262,377
Wausau Paper Corp.	20,651	206,717

		469,094

HAND & MACHINE TOOLS – 0.51%
Baldor Electric Co.	17,316	698,181

		698,181

HEALTH CARE - PRODUCTS – 1.69%
CONMED Corp.[a]	11,543	328,283
PolyMedica Corp.	9,360	495,706
Steris Corp.	26,488	769,212
Vital Sign Inc.	3,443	182,135
West Pharmaceutical Services Inc.	13,571	561,025

		2,336,361

HEALTH CARE - SERVICES – 3.49%
Amedisys Inc.[a]	10,725	455,276
AMERIGROUP Corp.[a]	21,474	751,590
AmSurg Corp.[a]	12,575	332,609
Apria Healthcare Group Inc.[a]	17,757	429,187
Centene Corp.[a]	17,638	411,495
Magellan Health Services Inc.[a]	16,101	677,852
Molina Healthcare Inc.[a]	5,805	221,229
Sierra Health Services Inc.[a]	20,731	876,921
Sunrise Senior Living Inc.[a]	18,011	666,407

		4,822,566

HOME BUILDERS – 0.88%
Champion Enterprises Inc.[a,b]	31,402	372,428
Standard-Pacific Corp.[b]	26,861	128,933

Security	Shares	Value
WCI Communities Inc.[a,b]	12,793	$69,850
Williams Scotsman International Inc.[a]	12,022	339,381
Winnebago Industries Inc.[b]	11,979	308,819

		1,219,411

HOME FURNISHINGS – 0.41%
Kimball International Inc. Class B	11,317	150,856
La-Z-Boy Inc.[b]	21,397	168,822
Sealy Corp.[b]	18,322	242,217

		561,895

HOUSEHOLD PRODUCTS & WARES – 1.05%
ACCO Brands Corp.[a]	22,188	475,711
Central Garden & Pet Co.[a]	9,003	74,635
Fossil Inc.[a]	19,733	741,171
Prestige Brands Holdings Inc.[a]	14,583	152,538

		1,444,055

HOUSEWARES – 0.66%
Toro Co. (The)	16,352	910,152

		910,152

INSURANCE – 1.05%
AmTrust Financial Services Inc.	10,387	144,899
Hilb Rogal & Hobbs Co.	15,095	665,237
Tower Group Inc.	8,398	253,536
Universal American Financial Corp.[a]	15,967	387,359

		1,451,031

INTERNET – 0.65%
Avocent Corp.[a]	18,453	498,785
CMGI Inc.[a]	196,136	276,552
Openwave Systems Inc.	31,850	126,126

		901,463

LEISURE TIME – 0.34%
Callaway Golf Co.	27,029	468,142

		468,142

LODGING – 0.35%
Ameristar Casinos Inc.	9,707	315,963
Marcus Corp.	8,851	170,293

		486,256

MACHINERY – 1.62%
Albany International Corp. Class A	10,613	397,987
Cascade Corp.	4,252	267,791
Gardner Denver Inc.[a]	21,455	775,169

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2007

Security	Shares	Value
Nordson Corp.	12,617	$675,009
Sauer-Danfoss Inc.	4,552	117,897

		2,233,853

MANUFACTURING – 2.83%
Actuant Corp. Class A	11,243	775,542
Barnes Group Inc.	17,402	639,175
Ceradyne Inc.[a]	10,409	712,080
CLARCOR Inc.	20,537	748,779
Matthews International Corp. Class A	13,053	594,825
Myers Industries Inc.	10,974	232,539
Tredegar Corp.	11,692	203,675

		3,906,615

MEDIA – 1.21%
GateHouse Media Inc.[b]	14,851	170,638
Gemstar-TV Guide International Inc.[a]	102,684	707,493
Lin TV Corp. Class Aa	11,078	161,406
Martha Stewart Living Omnimedia Inc. Class Aa,b	9,887	136,342
Radio One Inc. Class Da	30,218	105,461
Sinclair Broadcast Group Inc. Class A	22,086	265,915
World Wrestling Entertainment Inc.	8,544	129,869

		1,677,124

METAL FABRICATE & HARDWARE – 0.45%
Kaydon Corp.	11,579	622,834

		622,834

MINING – 1.34%
AMCOL International Corp.	10,355	417,721
Coeur d’Alene Mines Corp.[a,b]	114,873	453,748
Royal Gold Inc.	10,890	384,853
Stillwater Mining Co.[a]	18,141	201,909
USEC Inc.[a,b]	44,018	387,358

		1,845,589

OFFICE FURNISHINGS – 0.59%
Interface Inc. Class A	22,667	433,620
Knoll Inc.	20,260	384,737

		818,357

OIL & GAS – 3.32%
Alon USA Energy Inc.	5,387	198,080
Berry Petroleum Co. Class A	14,617	712,140
Delek US Holdings Inc.	4,214	101,094
Encore Acquisition Co.[a]	21,002	770,773

Security	Shares	Value
Energy Partners Ltd.[a]	11,250	$172,687
Grey Wolf Inc.[a]	75,642	425,864
Mariner Energy Inc.[a]	32,908	822,700
Parker Drilling Co.[a]	46,068	388,814
Penn Virginia Corp.	15,464	748,458
Pioneer Drilling Co.[a]	20,511	249,824

		4,590,434

OIL & GAS SERVICES – 3.33%
Basic Energy Services Inc.[a]	9,751	192,972
Cal Dive International Inc.[a]	9,070	119,996
Complete Production Services Inc.[a]	17,663	351,494
Exterran Holdings Inc.[a]	27,140	2,285,188
Lufkin Industries Inc.	6,122	364,014
MarkWest Hydrocarbon Inc.	2,783	168,316
Newpark Resources Inc.[a]	36,880	231,238
Oil States International Inc.[a]	20,354	879,089

		4,592,307

PHARMACEUTICALS – 1.63%
Alpharma Inc. Class Aa	18,014	371,449
Dendreon Corp.[a,b]	34,428	257,177
Isis Pharmaceuticals Inc.[a]	34,021	599,450
Par Pharmaceutical Companies Inc.[a]	14,651	270,164
Perrigo Co.	31,758	752,982

		2,251,222

REAL ESTATE INVESTMENT TRUSTS – 9.73%
Acadia Realty Trust	12,315	326,347
American Campus Communities Inc.	9,577	272,370
BioMed Realty Trust Inc.	26,901	642,665
Corporate Office Properties Trust	19,159	791,841
DCT Industrial Trust Inc.	69,075	741,175
DiamondRock Hospitality Co.	39,316	753,295
EastGroup Properties Inc.	9,775	466,072
Entertainment Properties Trust	10,928	599,619
Extra Space Storage Inc.	26,436	415,574
First Industrial Realty Trust Inc.	18,603	758,072
First Potomac Realty Trust	9,741	203,587
Glimcher Realty Trust	15,316	340,015
Home Properties Inc.	13,679	703,374
LaSalle Hotel Properties	16,441	679,342
Maguire Properties Inc.	14,839	404,363
Mid-America Apartment Communities Inc.	10,489	545,428

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2007

Security	Shares	Value
Pennsylvania Real Estate Investment Trust	15,933	$607,844
Post Properties Inc.	17,769	728,529
PS Business Parks Inc.	6,650	387,695
Saul Centers Inc.	4,710	258,202
Strategic Hotels & Resorts Inc.	30,504	666,207
Sunstone Hotel Investors Inc.	24,285	675,366
Tanger Factory Outlet Centers Inc.	12,936	544,864
U-Store-It Trust	19,152	247,061
Washington Real Estate Investment Trust	19,135	673,935

		13,432,842

RETAIL – 7.18%
Applebee’s International Inc.	30,653	776,747
Bon-Ton Stores Inc. (The)	5,095	90,181
Brown Shoe Co. Inc.	18,103	369,301
Cabela’s Inc. Class Aa,b	17,944	350,267
Casey’s General Store Inc.	20,855	594,368
CEC Entertainment Inc.[a]	13,229	394,224
Charlotte Russe Holding Inc.[a]	9,924	143,799
Charming Shoppes Inc.[a]	53,613	397,808
Christopher & Banks Corp.	15,057	206,582
CKE Restaurants Inc.	21,711	351,284
Conn’s Inc.[a,b]	5,138	131,379
CSK Auto Corp.[a]	17,771	202,589
Dress Barn Inc.[a]	18,987	311,197
Genesco Inc.[a]	9,400	434,280
IHOP Corp.	6,954	440,397
Jack in the Box Inc.[a]	25,313	794,069
Jo-Ann Stores Inc.[a]	10,200	196,554
Jos. A. Bank Clothiers Inc.[a,b]	7,359	214,956
Longs Drug Stores Corp.	13,465	707,047
New York & Co. Inc.[a]	11,134	78,717
99 Cents Only Stores[a]	21,925	235,694
Pacific Sunwear of California Inc.[a]	28,976	484,479
Pantry Inc. (The)[a]	9,287	260,222
Papa John’s International Inc.[a]	8,769	204,318
Pep Boys – Manny, Moe & Jack (The)	16,395	241,170
Retail Ventures Inc.[a]	11,361	98,500
Ruby Tuesday Inc.	21,041	336,025
School Specialty Inc.[a]	8,059	271,991
Stein Mart Inc.	11,669	76,665

Security	Shares	Value
Talbots Inc. (The)[b]	9,008	$132,508
Tween Brands Inc.[a]	12,651	388,386

		9,915,704

SAVINGS & LOANS – 0.62%
Brookline Bancorp Inc.	26,188	281,783
Kearny Financial Corp.	8,726	115,620
Northwest Bancorp Inc.	8,400	247,380
Provident New York Bancorp	16,101	204,644

		849,427

SEMICONDUCTORS – 4.44%
AMIS Holdings Inc.[a]	26,309	201,790
Axcelis Technologies Inc.[a]	41,791	196,000
Brooks Automation Inc.[a]	27,443	356,210
Cabot Microelectronics Corp.[a]	9,805	389,062
Cirrus Logic Inc.[a]	34,451	211,874
Conexant Systems Inc.[a]	207,970	266,202
Emulex Corp.[a]	35,691	773,067
Fairchild Semiconductor International Inc. Class Aa	51,109	932,739
Lattice Semiconductor Corp.[a]	46,664	195,056
MKS Instruments Inc.[a]	20,824	418,146
Semtech Corp.[a]	25,863	442,516
Skyworks Solutions Inc.[a]	66,093	609,377
Spansion Inc. Class Aa	34,592	243,874
TriQuint Semiconductor Inc.[a]	58,968	369,729
Zoran Corp.[a]	20,754	529,227

		6,134,869

SOFTWARE – 3.17%
Acxiom Corp.	28,505	374,556
Aspen Technology Inc.[a]	23,227	405,079
Avid Technology Inc.[a]	16,824	494,457
CSG Systems International Inc.[a]	17,041	349,852
Fair Isaac Corp.	22,859	866,813
Lawson Software Inc.[a]	57,680	651,207
ManTech International Corp. Class Aa	8,218	326,748
Midway Games Inc.[a,b]	4,923	15,311
Parametric Technology Corp.[a]	46,832	894,491

		4,378,514

TELECOMMUNICATIONS – 3.39%
ADC Telecommunications Inc.[a]	48,338	903,921
ADTRAN Inc.	25,501	613,809

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2007

Security	Shares	Value
Andrew Corp.[a]	64,464	$945,042
ARRIS Group Inc.[a]	44,192	508,208
General Communication Inc. Class Aa	18,491	216,899
Harris Stratex Networks Inc.[a]	9,847	188,275
Newport Corp.[a]	14,864	203,191
Plantronics Inc.	19,870	543,445
RCN Corp.[a]	15,534	226,796
Sycamore Networks Inc.[a]	77,102	329,226

		4,678,812

TOYS, GAMES & HOBBIES – 0.27%
LeapFrog Enterprises Inc.[a]	14,025	105,047
RC2 Corp.[a]	8,836	263,490

		368,537

TRANSPORTATION – 1.69%
Eagle Bulk Shipping Inc.	17,074	582,053
Forward Air Corp.	12,182	397,499
GulfMark Offshore Inc.[a]	8,229	383,307
Heartland Express Inc.	25,012	348,667
Horizon Lines Inc. Class A	9,961	313,373
Old Dominion Freight Line Inc.[a]	13,668	308,760

		2,333,659

TRUCKING & LEASING – 0.12%
TAL International Group Inc.	7,092	167,442

		167,442

WATER – 0.13%
SJW Corp.	5,246	183,243

		183,243

TOTAL COMMON STOCKS (Cost: $137,522,909)		138,265,821

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.18%

MONEY MARKET FUNDS – 4.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	485,005	$485,005
BGI Cash Premier Fund LLC 5.17%[c,d,e]	5,288,981	5,288,981

		5,773,986

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,773,986)		5,773,986

TOTAL INVESTMENTS IN SECURITIES – 104.32% (Cost: $143,296,895)		144,039,807

Other Assets, Less Liabilities – (4.32)%		(5,970,134)

NET ASSETS – 100.00%		$138,069,673

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.95%

ADVERTISING – 0.33%
inVentiv Health Inc.[a]	6,881	$290,585

		290,585

AEROSPACE & DEFENSE – 0.90%
HEICO Corp.	1,560	84,926
HEICO Corp. Class A	2,961	128,300
Orbital Sciences Corp.[a]	12,903	329,414
TransDigm Group Inc.[a]	5,332	242,713

		785,353

AGRICULTURE – 0.12%
Tejon Ranch Co.[a]	2,703	108,336

		108,336

APPAREL – 2.57%
Carter’s Inc.[a]	11,177	246,788
Crocs Inc.[a]	16,314	1,219,471
Deckers Outdoor Corp.[a]	2,675	373,938
Heelys Inc.[a,b]	2,212	16,391
Iconix Brand Group Inc.[a]	12,237	279,615
Volcom Inc.[a]	3,271	95,677

		2,231,880

AUTO MANUFACTURERS – 0.30%
Force Protection Inc.[a,b]	14,346	256,793

		256,793

AUTO PARTS & EQUIPMENT – 0.20%
Titan International Inc.	5,747	173,904

		173,904

BANKS – 0.38%
Signature Bank[a]	6,184	211,184
Western Alliance Bancorporation[a,b]	5,162	117,384

		328,568

BIOTECHNOLOGY – 4.10%
Affymetrix Inc.[a]	14,511	369,450
AMAG Pharmaceuticals Inc.[a]	3,531	230,751
Exelixis Inc.[a]	20,763	228,393
GTx Inc.[a]	2,706	42,701
Halozyme Therapeutics Inc.[a]	13,434	123,324
Human Genome Sciences Inc.[a]	29,018	274,510
Illumina Inc.[a]	11,541	648,027
Integra LifeSciences Holdings Corp.[a,b]	3,748	181,666

Security	Shares	Value
LifeCell Corp.[a]	7,347	$323,709
Martek Biosciences Corp.[a]	6,979	213,208
Myriad Genetics Inc.[a]	9,261	512,689
Nektar Therapeutics[a]	19,883	118,900
Regeneron Pharmaceuticals Inc.[a]	13,591	299,002

		3,566,330

BUILDING MATERIALS – 1.15%
Drew Industries Inc.[a]	4,160	164,653
Eagle Materials Inc.	10,362	409,403
Texas Industries Inc.	5,881	429,666

		1,003,722

CHEMICALS – 0.29%
Zoltek Companies Inc.[a]	5,673	251,030

		251,030

COAL – 0.64%
Foundation Coal Holdings Inc.	9,805	418,870
International Coal Group Inc.[a,b]	26,258	141,268

		560,138

COMMERCIAL SERVICES – 8.44%
Administaff Inc.	5,015	199,998
Advisory Board Co. (The)[a]	4,004	257,097
AMN Healthcare Services Inc.[a]	7,541	143,354
Arbitron Inc.	6,409	324,424
Bankrate Inc.[a]	2,906	133,531
Bright Horizons Family Solutions Inc.[a]	5,656	219,453
Coinstar Inc.[a]	5,608	193,196
Corinthian Colleges Inc.[a]	18,278	299,576
CoStar Group Inc.[a]	4,165	239,488
CRA International Inc.[a]	2,560	132,557
DeVry Inc.	13,180	720,814
Euronet Worldwide Inc.[a]	9,822	314,599
First Advantage Corp. Class Aa	1,742	31,983
Forrester Research Inc.[a]	3,204	75,999
FTI Consulting Inc.[a]	9,112	494,782
GEO Group Inc. (The)[a]	10,900	344,767
Global Cash Access Inc.[a]	9,767	97,572
Healthcare Services Group Inc.	8,142	178,798
Heartland Payment Systems Inc.[b]	4,719	141,570
Huron Consulting Group Inc.[a]	3,785	264,496
Kenexa Corp.[a]	5,148	150,939
Live Nation Inc.[a]	12,799	261,612

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
Morningstar Inc.[a]	2,250	$167,445
Navigant Consulting Inc.[a]	9,697	127,806
PAREXEL International Corp.[a]	5,966	274,436
Resources Connection Inc.	10,028	228,338
Rollins Inc.	7,603	230,903
Strayer Education Inc.	3,137	584,925
Universal Technical Institute Inc.[a]	5,041	94,922
VistaPrint Ltd.[a]	8,580	408,151

		7,337,531

COMPUTERS – 2.14%
Ansoft Corp.[a]	3,100	93,248
Isilon Systems Inc.[a,b]	5,367	29,250
Manhattan Associates Inc.[a]	5,352	161,416
MICROS Systems Inc.[a]	8,748	628,281
Riverbed Technology Inc.[a]	5,402	182,534
SRA International Inc. Class Aa	9,157	251,451
Sykes Enterprises Inc.[a]	5,600	98,840
Synaptics Inc.[a]	5,564	302,403
Syntel Inc.	2,595	110,495

		1,857,918

DISTRIBUTION & WHOLESALE – 1.51%
Central European Distribution Corp.[a]	7,030	373,855
LKQ Corp.[a]	12,658	488,092
Pool Corp.	10,604	250,042
ScanSource Inc.[a]	5,456	201,545

		1,313,534

DIVERSIFIED FINANCIAL SERVICES – 1.70%
Cohen & Steers Inc.	3,495	131,412
GFI Group Inc.[a]	3,414	294,696
Investment Technology Group Inc.[a]	9,545	399,936
optionsXpress Holdings Inc.	9,776	290,934
Penson Worldwide Inc.[a]	3,839	64,994
Portfolio Recovery Associates Inc.[b]	3,444	155,359
Stifel Financial Corp.[a]	2,539	144,088

		1,481,419

ELECTRIC – 0.87%
ITC Holdings Corp.	9,083	519,911
Ormat Technologies Inc.	3,007	162,168
Pike Electric Corp.[a]	3,681	72,516

		754,595

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.41%
Advanced Energy Industries Inc.[a]	7,531	$120,496
Energy Conversion Devices Inc.[a,b]	8,571	233,903

		354,399

ELECTRONICS – 3.47%
Analogic Corp.	3,034	173,393
Cogent Inc.[a]	8,836	130,508
Cymer Inc.[a]	6,920	294,100
Daktronics Inc.[b]	7,887	235,190
Dionex Corp.[a]	4,165	366,520
FEI Co.[a]	7,638	221,578
II-VI Inc.[a]	5,371	186,589
Itron Inc.[a]	6,423	690,408
L-1 Identity Solutions Inc.[a]	14,668	272,385
Rofin-Sinar Technologies Inc.[a]	3,255	255,908
Rogers Corp.[a]	3,846	188,569

		3,015,148

ENERGY - ALTERNATE SOURCES – 0.65%
Aventine Renewable Energy Holdings Inc.[a]	6,358	66,695
Evergreen Solar Inc.[a,b]	19,159	221,478
Pacific Ethanol Inc.[a]	7,284	58,491
US BioEnergy Corp.[a]	9,319	70,452
VeraSun Energy Corp.[a,b]	10,937	148,306

		565,422

ENTERTAINMENT – 2.09%
Bally Technologies Inc.[a]	10,304	415,560
Macrovision Corp.[a]	11,546	277,104
National CineMedia Inc.	8,973	241,553
Pinnacle Entertainment Inc.[a]	12,911	377,001
Shuffle Master Inc.[a,b]	7,654	104,707
Vail Resorts Inc.[a]	6,624	402,011

		1,817,936

ENVIRONMENTAL CONTROL – 0.20%
Clean Harbors Inc.[a]	3,564	175,456

		175,456

FOOD – 0.79%
Hain Celestial Group Inc.[a]	8,448	296,187
M&FWorldwide Corp.[a]	2,777	145,709
United Natural Foods Inc.[a]	8,492	245,758

		687,654

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
HAND & MACHINE TOOLS – 0.18%
Franklin Electric Co. Inc.[b]	3,625	$157,941

		157,941

HEALTH CARE - PRODUCTS – 8.09%
Accuray Inc.[a]	8,257	165,966
Align Technology Inc.[a]	12,824	265,457
American Medical Systems Holdings Inc.[a]	15,586	199,345
ArthroCare Corp.[a]	5,940	385,150
Bruker BioSciences Corp.[a]	11,372	117,700
DJO Inc.[a]	5,096	254,545
ev3 Inc.[a]	14,986	219,994
Haemonetics Corp.[a]	5,743	295,133
ICU Medical Inc.[a]	2,776	111,318
Immucor Inc.[a]	14,820	477,945
Inverness Medical Innovations Inc.[a]	10,637	639,177
Kyphon Inc.[a]	9,804	694,908
LCA-Vision Inc.	4,375	74,681
Mentor Corp.	7,312	311,272
Meridian Bioscience Inc.	7,992	264,455
NuVasive Inc.[a]	7,478	319,984
Oakley Inc.[a]	5,721	167,339
Orthofix International NVa	3,216	173,342
Palomar Medical Technologies Inc.[a]	3,624	91,651
PSS World Medical Inc.[a]	14,376	290,395
Sirona Dental Systems Inc.[a]	3,846	129,379
SurModics Inc.[a,b]	3,383	191,951
Thoratec Corp.[a]	11,104	221,747
Ventana Medical Systems Inc.[a]	7,485	658,680
Volcano Corp.[a]	6,668	113,956
Wright Medical Group Inc.[a]	7,452	197,478

		7,032,948

HEALTH CARE - SERVICES – 1.39%
Healthways Inc.[a]	7,468	453,308
Matria Healthcare Inc.[a]	4,684	120,285
NightHawk Radiology Holdings Inc.[a,b]	3,728	87,757
Psychiatric Solutions Inc.[a]	11,698	463,241
Radiation Therapy Services Inc.[a]	2,720	84,102

		1,208,693

HOME FURNISHINGS – 0.67%
Tempur-Pedic International Inc.	16,096	579,456

		579,456

Security	Shares	Value
INTERNET – 5.09%
Blue Nile Inc.[a,b]	3,085	$243,838
CNET Networks Inc.[a]	29,803	240,808
Cogent Communications Group Inc.[a]	10,566	292,467
DealerTrack Holdings Inc.[a]	8,264	405,680
EarthLink Inc.[a]	26,125	206,649
GSI Commerce Inc.[a]	4,016	114,416
InfoSpace Inc.	7,021	135,716
j2 Global Communications Inc.[a]	10,581	356,474
Knot Inc. (The)[a]	5,816	112,772
LoopNet Inc.[a,b]	4,279	80,659
Move Inc.[a]	33,287	84,549
NetFlix Inc.[a,b]	11,484	303,981
Priceline.com Inc.[a]	7,379	686,985
RealNetworks Inc.[a]	21,440	155,654
Sapient Corp.[a]	17,754	124,278
TIBCO Software Inc.[a]	43,156	396,172
TriZetto Group Inc. (The)[a]	9,615	157,109
Vasco Data Security International Inc.[a]	5,673	149,994
Websense Inc.[a]	9,723	178,903

		4,427,104

LEISURE TIME – 0.97%
Ambassadors Group Inc.	3,787	68,810
Life Time Fitness Inc.[a]	7,294	442,308
WMS Industries Inc.[a]	9,459	327,944

		839,062

LODGING – 0.78%
Gaylord Entertainment Co.[a]	8,825	480,786
Morgans Hotel Group Co.[a]	6,524	148,486
Trump Entertainment Resorts Inc.[a,b]	6,119	47,667

		676,939

MACHINERY – 2.13%
Astec Industries Inc.[a]	3,603	163,288
Bucyrus International Inc. Class A	7,908	652,410
Cognex Corp.	8,833	158,817
Intermec Inc.[a]	10,234	260,148
Middleby Corp. (The)[a]	3,515	229,073
Wabtec Corp.	10,452	392,264

		1,856,000

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
MANUFACTURING – 0.90%
American Railcar Industries Inc.	2,005	$45,393
ESCO Technologies Inc.[a]	5,602	231,867
Hexcel Corp.[a]	20,194	505,456

		782,716

MEDIA – 0.29%
CKX Inc.[a]	10,441	126,963
Entravision Communications Corp.[a]	13,795	125,535

		252,498

METAL FABRICATE & HARDWARE – 0.86%
Haynes International Inc.[a]	2,254	197,270
RBC Bearings Inc.[a]	4,445	178,645
Valmont Industries Inc.	3,911	374,361

		750,276

MINING – 1.24%
Brush Engineered Materials Inc.[a]	4,417	213,341
Hecla Mining Co.[a]	25,655	246,801
Kaiser Aluminum Corp.	3,039	230,295
RTI International Metals Inc.[a]	4,940	386,209

		1,076,646

OIL & GAS – 5.25%
Arena Resources Inc.[a]	7,106	259,440
Atlas America Inc.	5,275	304,368
ATP Oil & Gas Corp.[a]	4,920	282,162
Atwood Oceanics Inc.[a]	5,759	485,138
Bill Barrett Corp.[a]	6,168	288,662
Bois d’Arc Energy Inc.[a]	4,268	93,640
Carrizo Oil & Gas Inc.[a]	4,899	251,760
Cheniere Energy Inc.[a,b]	9,641	390,461
Comstock Resources Inc.[a]	9,518	347,883
Crosstex Energy Inc.	9,934	366,267
Delta Petroleum Corp.[a]	14,115	263,951
EXCO Resources Inc.[a]	18,220	307,554
Goodrich Petroleum Corp.[a,b]	3,881	128,888
Parallel Petroleum Corp.[a]	8,139	166,605
Petroleum Development Corp.[a]	3,220	146,252
Rosetta Resources Inc.[a]	10,816	205,504
Venoco Inc.[a]	4,304	98,389
Warren Resources Inc.[a]	11,968	181,674

		4,568,598

Security	Shares	Value
OIL & GAS SERVICES – 3.75%
CARBO Ceramics Inc.	4,581	$205,779
Core Laboratories NVa	5,146	751,007
Dril-Quip Inc.[a]	5,816	310,167
Global Industries Ltd.[a]	18,533	456,282
Hercules Offshore Inc.[a]	19,077	515,842
ION Geophysical Corp.[a,b]	15,231	230,750
RPC Inc.	8,711	97,389
Tetra Technologies Inc.[a]	15,885	312,776
W-H Energy Services Inc.[a]	6,541	376,500

		3,256,492

PHARMACEUTICALS – 8.00%
Adams Respiratory Therapeutics Inc.[a,b]	6,792	298,440
Alkermes Inc.[a]	21,807	353,273
Alnylam Pharmaceuticals Inc.[a]	6,520	205,902
BioMarin Pharmaceutical Inc.[a]	20,623	571,876
Cubist Pharmaceuticals Inc.[a]	11,966	280,004
HealthExtras Inc.[a]	7,120	207,477
K-V Pharmaceutical Co. Class Aa	8,027	251,566
Ligand Pharmaceuticals Inc. Class B	16,441	88,453
MannKind Corp.[a,b]	15,077	137,653
Medarex Inc.[a]	27,117	324,048
Medicines Co. (The)[a]	11,216	214,786
Medicis Pharmaceutical Corp. Class A	12,042	357,527
MGI PHARMA INC.[a]	17,159	559,040
Onyx Pharmaceuticals Inc.[a]	11,700	546,507
OSI Pharmaceuticals Inc.[a]	12,237	508,692
Pharmion Corp.[a]	6,255	300,991
Progenics Pharmaceuticals Inc.[a]	5,042	116,773
Salix Pharmaceuticals Ltd.[a,b]	10,312	120,650
Sciele Pharma Inc.[a,b]	7,034	178,945
Theravance Inc.[a]	10,632	266,013
United Therapeutics Corp.[a]	4,065	278,209
USANA Health Sciences Inc.[a,b]	1,761	71,866
Valeant Pharmaceuticals International[a]	17,042	247,961
ViroPharma Inc.[a]	15,121	130,192
XenoPort Inc.[a]	4,658	228,615
Zymogenetics Inc.[a]	8,331	112,052

		6,957,511

REAL ESTATE – 0.05%
Meruelo Maddux Properties Inc.[a]	8,345	40,139

		40,139

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 1.35%
Alexander’s Inc.[a]	435	$174,848
Digital Realty Trust Inc.	12,095	532,059
Equity Lifestyle Properties Inc.	4,743	238,288
Franklin Street Properties Corp.	13,853	225,111

		1,170,306

RETAIL – 5.94%
Aeropostale Inc.[a]	16,723	382,957
Bebe Stores Inc.	4,922	68,465
California Pizza Kitchen Inc.[a]	6,347	102,694
Cash America International Inc.	6,435	250,965
Children’s Place Retail Stores Inc. (The)[a]	5,125	131,200
Chipotle Mexican Grill Inc. Class Aa,b	3,100	430,900
Chipotle Mexican Grill Inc. Class Ba	3,897	480,578
Coldwater Creek Inc.[a,b]	12,916	115,598
Dick’s Sporting Goods Inc.[a]	17,902	597,390
DSW Inc. Class Aa,b	3,542	79,695
First Cash Financial Services Inc.[a]	6,140	120,712
Hibbett Sports Inc.[a]	6,748	159,185
Krispy Kreme Doughnuts Inc.[a,b]	12,621	40,387
P.F. Chang’s China Bistro Inc.[a,b]	5,598	162,958
Panera Bread Co. Class Aa,b	6,539	268,034
Red Robin Gourmet Burgers Inc.[a]	3,339	133,627
Sally Beauty Co. Inc.[a]	17,952	166,056
Select Comfort Corp.[a,b]	9,863	112,734
Sonic Corp.[a]	13,666	338,643
Texas Roadhouse Inc. Class Aa	12,013	152,205
Tractor Supply Co.[a]	7,139	295,840
Triarc Companies Inc. Class A	3,415	38,624
Triarc Companies Inc. Class B	9,435	105,672
World Fuel Services Corp.	6,122	271,143
Zumiez Inc.[a]	3,724	155,887

		5,162,149

SAVINGS & LOANS – 0.37%
NewAlliance Bancshares Inc.	22,847	319,630

		319,630

SEMICONDUCTORS – 5.90%
Applied Micro Circuits Corp.[a]	60,152	193,689
ATMI Inc.[a]	7,447	239,347
Cree Inc.[a,b]	18,161	508,508
Diodes Inc.[a]	6,537	216,113
Entegris Inc.[a]	25,105	229,209

Security	Shares	Value
FormFactor Inc.[a]	9,559	$373,852
Hittite Microwave Corp.[a]	2,948	148,137
IPG Photonics Corp.[a]	4,060	77,302
Micrel Inc.	12,497	113,098
Microsemi Corp.[a]	14,791	393,589
OmniVision Technologies Inc.[a,b]	11,653	258,114
PMC-Sierra Inc.[a]	45,957	414,073
Rambus Inc.[a]	20,616	407,991
Silicon Image Inc.[a]	18,250	116,253
Silicon Laboratories Inc.[a]	11,772	514,436
SiRFTechnology Holdings Inc.[a]	11,515	343,262
Standard Microsystems Corp.[a]	4,931	192,309
Tessera Technologies Inc.[a]	10,118	386,406

		5,125,688

SOFTWARE – 6.49%
ACI Worldwide Inc.[a]	8,055	184,218
Advent Software Inc.[a]	3,631	200,903
Allscripts Healthcare Solutions Inc.[a,b]	11,848	328,190
American Reprographics Co.[a]	8,132	164,917
ANSYS Inc.[a]	16,495	640,171
Blackbaud Inc.	9,456	254,839
Blackboard Inc.[a]	5,715	285,179
CommVault Systems Inc.[a]	6,920	140,753
Eclipsys Corp.[a]	10,247	231,172
Epicor Software Corp.[a]	11,438	133,596
Informatica Corp.[a]	18,702	319,430
INVESTools Inc.[a]	9,521	138,911
MicroStrategy Inc. Class Aa	2,091	205,608
Omniture Inc.[a]	8,005	273,451
Progress Software Corp.[a]	8,960	293,082
Quality Systems Inc.	3,691	133,725
Quest Software Inc.[a]	11,972	208,313
SPSS Inc.[a]	4,041	153,558
Synchronoss Technologies Inc.[a]	4,281	171,240
Take-Two Interactive Software Inc.[a,b]	15,667	294,226
THQ Inc.[a]	14,168	383,811
Trident Microsystems Inc.[a]	12,367	93,124
Ultimate Software Group Inc.[a]	5,464	188,563
Wind River Systems Inc.[a]	17,522	219,200

		5,640,180

STORAGE & WAREHOUSING – 0.16%
Mobile Mini Inc.[a]	7,728	138,563

		138,563

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2007

Security	Shares	Value
TELECOMMUNICATIONS – 4.84%
Acme Packet Inc.[a]	5,095	$73,164
Atheros Communications Inc.[a]	11,901	417,725
Cbeyond Inc.[a]	4,326	169,233
Centennial Communications Corp.[a]	5,111	52,337
Comtech Telecommunications Corp.[a]	5,001	271,304
Dobson Communications Corp. Class Aa	32,698	423,112
Finisar Corp.[a]	54,032	125,354
Foundry Networks Inc.[a]	27,600	583,464
Global Crossing Ltd.[a]	4,801	101,253
Globalstar Inc.[a,b]	4,937	42,557
InterDigital Inc.[a]	10,157	218,274
iPCS Inc.	2,800	100,100
Ixia[a]	8,035	84,046
Loral Space & Communications Inc.[a]	2,722	109,914
NETGEAR Inc.[a]	7,495	264,873
NTELOS Holdings Corp.	5,947	179,540
RF Micro Devices Inc.[a,b]	40,991	254,964
Sonus Networks Inc.[a]	55,391	382,198
Tekelec[a]	13,112	173,078
Viasat Inc.[a]	6,018	183,549

		4,210,039

TRANSPORTATION – 1.50%
American Commercial Lines Inc.[a]	9,177	136,830
Genesee & Wyoming Inc. Class Aa	8,115	237,932
Hub Group Inc. Class Aa	8,457	214,554
Kirby Corp.[a]	11,356	518,742
Knight Transportation Inc.[b]	12,157	194,147

		1,302,205

TRUCKING & LEASING – 0.35%
Aircastle Ltd.	9,367	302,648

		302,648

WATER – 0.16%
PICO Holdings Inc.[a]	3,302	136,208

		136,208

TOTAL COMMON STOCKS (Cost: $76,566,468)		86,888,286

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.21%

MONEY MARKET FUNDS – 7.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	45,595	$45,595
BGI Cash Premier Fund LLC 5.17%[c,d,e]	6,225,068	6,225,068

		6,270,663

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,270,663)		6,270,663

TOTAL INVESTMENTS IN SECURITIES – 107.16% (Cost: $82,837,131)		93,158,949

Other Assets, Less Liabilities – (7.16)%		(6,222,666)

NET ASSETS – 100.00%		$86,936,283

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.27%
Harte-Hanks Inc.	17,249	$304,100

		304,100

AEROSPACE & DEFENSE – 0.32%
Sequa Corp. Class Aa	2,033	353,376

		353,376

AGRICULTURE – 0.42%
Universal Corp.	9,750	475,215

		475,215

AIRLINES – 0.86%
Alaska Air Group Inc.[a]	14,360	364,744
SkyWest Inc.	22,085	602,700

		967,444

APPAREL – 0.13%
Kellwood Co.	8,636	143,099

		143,099

AUTO PARTS & EQUIPMENT – 2.10%
American Axle & Manufacturing Holdings Inc.	16,185	444,440
ArvinMeritor Inc.	25,760	382,021
Cooper Tire & Rubber Co.	21,890	487,709
Modine Manufacturing Co.	10,441	242,858
Tenneco Inc.[a]	16,310	499,249
Visteon Corp.[a]	45,244	287,299

		2,343,576

BANKS – 15.22%
Alabama National BanCorporation	6,741	531,326
AMCORE Financial Inc.	7,368	174,695
BancFirst Corp.	2,606	118,417
BancorpSouth Inc.	27,419	665,185
Bank Mutual Corp.	19,030	211,423
Cathay General Bancorp	15,074	466,842
Central Pacific Financial Corp.	10,876	243,949
Chemical Financial Corp.	8,121	203,025
Chittenden Corp.	16,587	590,829
Citizens Republic Bancorp Inc.	26,917	409,677
City Holding Co.	5,940	224,591
Community Bank System Inc.	10,569	220,998
Corus Bankshares Inc.[b]	11,970	131,909

Security	Shares	Value
CVB Financial Corp.	24,038	$281,725
F.N.B. Corp. (Pennsylvania)	21,446	356,433
First Charter Corp.	12,494	378,568
First Commonwealth Financial Corp.	24,064	276,495
First Community Bancorp	9,628	468,884
First Financial Bancorp	13,872	162,996
First Financial Bankshares Inc.	6,386	249,246
First Midwest Bancorp Inc.	17,754	597,955
FirstMerit Corp.	26,755	567,206
Fremont General Corp.[b]	24,958	69,134
Hancock Holding Co.	9,532	362,502
Hanmi Financial Corp.	17,285	190,481
IBERIABANK Corp.	4,172	206,806
International Bancshares Corp.	19,331	422,576
MB Financial Inc.	12,647	421,651
National Penn Bancshares Inc.	16,136	272,053
NBT Bancorp Inc.	11,882	293,129
Old National Bancorp	23,656	395,292
Pacific Capital Bancorp	16,694	346,067
Park National Corp.[b]	4,147	328,691
Prosperity Bancshares Inc.	15,468	499,926
Provident Bankshares Corp.	11,502	283,754
S&T Bancorp Inc.	8,711	288,508
South Financial Group Inc. (The)	26,038	537,945
Sterling Bancshares Inc.	26,300	320,860
Sterling Financial Corp. (Washington)	18,160	408,600
Susquehanna Bancshares Inc.	18,542	373,992
TrustCo Bank Corp. NY	26,750	281,945
Trustmark Corp.	17,997	485,739
UMB Financial Corp.	11,362	477,204
Umpqua Holdings Corp.	21,898	370,733
United Bancshares Inc.	15,365	465,559
W Holding Co. Inc.	46,633	97,929
WesBanco Inc.	6,691	154,361
Westamerica Bancorporation	10,555	507,484
Whitney Holding Corp.	24,124	619,022

		17,014,317

BUILDING MATERIALS – 0.94%
Lennox International Inc.	22,870	816,459
Universal Forest Products Inc.	6,636	237,635

		1,054,094

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
CHEMICALS – 5.90%
CF Industries Holdings Inc.	17,678	$1,553,896
Grace (W.R.) & Co.[a]	20,898	618,581
NewMarket Corp.	5,329	286,487
Olin Corp.	23,410	533,280
OM Group Inc.[a]	10,845	574,568
PolyOne Corp.[a]	30,327	242,313
Schulman (A.) Inc.	8,556	202,007
Sensient Technologies Corp.	16,434	491,212
Terra Industries Inc.[a]	33,243	1,226,334
UAP Holding Corp.	18,564	590,892
Valhi Inc.	4,172	111,351
Westlake Chemical Corp.	6,721	164,933

		6,595,854

COMMERCIAL SERVICES – 3.79%
ABM Industries Inc.	15,694	369,123
BearingPoint Inc.[a,b]	71,795	343,898
Deluxe Corp.	18,346	740,078
Jackson Hewitt Tax Service Inc.	9,729	304,031
MAXIMUS Inc.	7,902	378,664
PHH Corp.[a]	19,080	426,629
Rent-A-Center Inc.[a]	24,912	398,592
SAIC Inc.[a]	40,433	796,934
Stewart Enterprises Inc. Class A	33,997	308,353
Valassis Communications Inc.[a]	16,986	167,312

		4,233,614

COMPUTERS – 0.24%
Imation Corp.	12,196	271,727

		271,727

DISTRIBUTION & WHOLESALE – 1.21%
Owens & Minor Inc.	14,283	579,033
Tech Data Corp.[a]	19,634	772,205

		1,351,238

DIVERSIFIED FINANCIAL SERVICES – 1.00%
Advanta Corp. Class B	10,347	163,483
Financial Federal Corp.	9,103	245,963
Friedman, Billings, Ramsey Group Inc. Class A	57,409	246,859
GAMCO Investors Inc. Class A	1,933	119,672
Piper Jaffray Companies[a]	6,621	340,319

		1,116,296

Security	Shares	Value
ELECTRIC – 4.72%
ALLETE Inc.	8,998	$393,123
Avista Corp.	18,750	413,437
Black Hills Corp.	13,434	596,738
CH Energy Group Inc.	5,658	264,455
Cleco Corp.	21,317	561,703
Empire District Electric Co. (The)	10,653	256,205
IDACORP Inc.	15,746	549,378
MGE Energy Inc.	7,753	259,725
NorthWestern Corp.	12,945	357,023
Otter Tail Corp.	9,317	322,741
Portland General Electric Co.	22,284	627,295
UIL Holdings Corp.	8,078	284,184
UniSource Energy Corp.	12,478	395,802

		5,281,809

ELECTRICAL COMPONENTS & EQUIPMENT – 0.63%
GrafTech International Ltd.[a]	37,180	702,702

		702,702

ELECTRONICS – 0.56%
KEMET Corp.[a]	29,592	209,215
Sanmina-SCI Corp.[a]	190,018	419,940

		629,155

ENGINEERING & CONSTRUCTION – 0.90%
Washington Group International Inc.[a]	10,306	1,003,289

		1,003,289

ENTERTAINMENT – 0.16%
Speedway Motorsports Inc.	4,905	178,051

		178,051

ENVIRONMENTAL CONTROL – 0.44%
Metal Management Inc.	9,305	489,164

		489,164

FOOD – 2.85%
Chiquita Brands International Inc.[a,b]	14,870	278,812
Fresh Del Monte Produce Inc.	10,175	369,149
Great Atlantic & Pacific Tea Co. Inc. (The)[a]	6,286	203,478
Ingles Markets Inc. Class A	4,270	118,492
J&J Snack Foods Corp.	4,961	176,711
Lance Inc.	11,103	235,162
Ruddick Corp.	12,657	430,338

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
Sanderson Farms Inc.	6,324	$220,075
Tootsie Roll Industries Inc.	8,387	216,133
TreeHouse Foods Inc.[a]	11,134	310,639
Weis Markets Inc.	3,997	175,428
Winn-Dixie Stores Inc.[a]	19,252	455,117

		3,189,534

FOREST PRODUCTS & PAPER – 2.33%
AbitibiBowater Inc.	20,216	692,602
Glatfelter (P.H.) Co.	15,817	254,179
Louisiana-Pacific Corp.	37,010	609,185
Potlatch Corp.	13,873	661,187
Rock-Tenn Co. Class A	13,182	384,387

		2,601,540

GAS – 2.91%
Laclede Group Inc. (The)	7,138	248,331
New Jersey Resources Corp.	9,796	482,453
Northwest Natural Gas Co.	9,411	453,328
Piedmont Natural Gas Co.	25,146	641,977
South Jersey Industries Inc.	10,454	392,652
Southwest Gas Corp.	14,914	443,841
WGL Holdings Inc.	17,548	595,228

		3,257,810

HAND & MACHINE TOOLS – 0.50%
Regal Beloit Corp.	11,412	559,644

		559,644

HEALTH CARE - PRODUCTS – 0.26%
Invacare Corp.	10,900	294,954

		294,954

HEALTH CARE - SERVICES – 1.29%
HealthSouth Corp.[a]	27,995	561,300
Kindred Healthcare Inc.[a]	12,220	259,553
LifePoint Hospitals Inc.[a,b]	20,429	623,493

		1,444,346

HOLDING COMPANIES - DIVERSIFIED – 0.51%
Walter Industries Inc.	18,520	567,453

		567,453

HOME BUILDERS – 0.87%
Beazer Homes USA Inc.[b]	14,052	157,804
Brookfield Homes Corp.[b]	4,214	63,336
Hovnanian Enterprises Inc. Class Aa,b	16,072	182,739

Security	Shares	Value
Meritage Homes Corp.[a,b]	8,545	$137,489
Ryland Group Inc.	15,173	431,368

		972,736

HOME FURNISHINGS – 0.48%
Ethan Allen Interiors Inc.	10,683	329,677
Furniture Brands International Inc.	17,121	206,308

		535,985

HOUSEHOLD PRODUCTS & WARES – 1.43%
American Greetings Corp. Class A	17,051	449,123
Blyth Inc.	10,125	193,286
Helen of Troy Ltd.[a]	10,190	183,420
Tupperware Brands Corp.	21,520	776,872

		1,602,701

INSURANCE – 8.72%
Alfa Corp.	13,043	237,383
American Equity Investment Life Holding Co.	18,832	183,989
Assured Guaranty Ltd.	17,261	398,211
CNA Surety Corp.[a]	5,721	113,219
Commerce Group Inc.	20,328	741,769
Delphi Financial Group Inc. Class A	15,549	602,524
Employers Holdings Inc.	18,601	356,395
FBL Financial Group Inc. Class A	4,617	186,896
Harleysville Group Inc.	4,905	152,889
Horace Mann Educators Corp.	15,309	316,743
Infinity Property and Casualty Corp.	6,997	281,419
IPC Holdings Ltd.	21,471	642,198
LandAmerica Financial Group Inc.	5,703	158,486
Max Capital Group Ltd.	17,989	508,909
Midland Co. (The)	3,932	250,154
Navigators Group Inc. (The)[a]	4,699	283,350
Phoenix Companies Inc. (The)	38,607	532,004
Platinum Underwriters Holdings Ltd.	21,356	768,816
ProAssurance Corp.[a]	10,932	602,790
RLI Corp.	7,657	445,408
Safety Insurance Group Inc.	5,755	206,950
Selective Insurance Group Inc.	19,059	463,324
State Auto Financial Corp.	5,021	138,178
Stewart Information Services Corp.	6,038	175,102
Triad Guaranty Inc.[a,b]	4,327	34,876

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
United America Indemnity Ltd. Class Aa	8,206	$180,942
United Fire & Casualty Co.	7,793	249,688
Zenith National Insurance Corp.	13,282	533,671

		9,746,283

INTERNET – 0.70%
Ariba Inc.[a]	28,101	363,627
United Online Inc.	23,775	418,440

		782,067

INVESTMENT COMPANIES – 0.57%
KKR Financial Holdings LLC	41,111	641,743

		641,743

IRON & STEEL – 0.63%
Gibraltar Industries Inc.	9,872	177,893
Schnitzer Steel Industries Inc. Class A	7,908	522,482

		700,375

LEISURE TIME – 0.56%
Polaris Industries Inc.	12,648	622,029

		622,029

MACHINERY – 0.98%
Applied Industrial Technologies Inc.	14,208	503,674
Briggs & Stratton Corp.	17,641	397,099
NACCO Industries Inc.	1,926	199,514

		1,100,287

MANUFACTURING – 1.65%
Ameron International Corp.	3,011	324,797
EnPro Industries Inc.[a]	7,641	313,357
Federal Signal Corp.	17,304	231,701
FreightCar America Inc.	4,348	187,834
Griffon Corp.[a]	9,743	150,334
Lancaster Colony Corp.	8,951	359,562
Smith (A.O.) Corp.	7,353	274,929

		1,842,514

MEDIA – 3.05%
Belo Corp.	31,272	578,532
Charter Communications Inc. Class Aa	134,262	277,922
Citadel Broadcasting Corp.	63,929	281,288
Cox Radio Inc. Class Aa	12,024	145,250
Entercom Communications Corp.	10,215	189,488
Journal Communications Inc. Class A	17,188	153,145

Security	Shares	Value
Lee Enterprises Inc.	13,999	$224,684
Media General Inc. Class A	7,031	196,727
Mediacom Communications Corp.[a]	19,515	112,211
Scholastic Corp.[a]	11,739	464,630
Westwood One Inc.	24,242	51,878
Wiley (John) & Sons Inc. Class A	16,746	736,489

		3,412,244

METAL FABRICATE & HARDWARE – 1.46%
Mueller Industries Inc.	13,267	477,081
Quanex Corp.	13,180	542,884
Worthington Industries Inc.	24,682	617,050

		1,637,015

MINING – 0.90%
Century Aluminum Co.[a]	10,183	592,549
Compass Minerals International Inc.	11,372	419,741

		1,012,290

OFFICE & BUSINESS EQUIPMENT – 0.44%
IKON Office Solutions Inc.	37,214	491,225

		491,225

OFFICE FURNISHINGS – 0.52%
HNI Corp.	13,400	581,024

		581,024

OIL & GAS – 2.40%
St. Mary Land & Exploration Co.	22,414	949,457
Stone Energy Corp.[a]	9,383	418,294
Swift Energy Co.[a]	10,619	503,659
Whiting Petroleum Corp.[a]	14,967	809,116

		2,680,526

OIL & GAS SERVICES – 0.30%
Hornbeck Offshore Services Inc.[a]	8,505	332,545

		332,545

PACKAGING & CONTAINERS – 0.55%
Graphic Packaging Corp.[a]	35,558	174,945
Silgan Holdings Inc.	8,073	440,544

		615,489

REAL ESTATE INVESTMENT TRUSTS – 7.61%
American Financial Realty Trust	45,775	308,523
Anthracite Capital Inc.	22,565	187,741
Ashford Hospitality Trust Inc.	43,618	429,201
Capital Trust Inc. Class A	5,785	195,070

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
Cedar Shopping Centers Inc.	15,750	$202,387
Cousins Properties Inc.	14,746	424,537
Deerfield Triarc Capital Corp.	17,470	166,838
Equity One Inc.	13,355	349,634
FelCor Lodging Trust Inc.	21,979	460,240
Getty Realty Corp.	6,144	174,674
Gramercy Capital Corp.	8,474	223,459
Healthcare Realty Trust Inc.	16,963	448,502
Inland Real Estate Corp.	21,070	313,943
Lexington Realty Trust	22,256	440,446
LTC Properties Inc.	7,753	196,461
Medical Properties Trust Inc.	17,624	231,403
MFA Mortgage Investments Inc.	33,819	289,491
National Health Investors Inc.	8,994	263,434
National Retail Properties Inc.[b]	23,919	606,347
Newcastle Investment Corp.	18,902	280,695
NorthStar Realty Finance Corp.	21,762	203,475
Omega Healthcare Investors Inc.	23,886	399,613
Parkway Properties Inc.	5,608	241,144
RAIT Financial Trust	21,453	195,222
Redwood Trust Inc.[b]	9,422	248,270
Senior Housing Properties Trust	29,789	667,869
Sovran Self Storage Inc.	7,690	363,814

		8,512,433

RETAIL – 6.05%
Asbury Automotive Group Inc.	12,614	231,215
BJ’s Wholesale Club Inc.[a]	23,186	831,914
Blockbuster Inc. Class Aa,b	39,489	207,712
Blockbuster Inc. Class Ba	22,196	103,211
Bob Evans Farms Inc.	12,389	349,122
Borders Group Inc.	20,957	323,157
Buckle Inc. (The)	5,449	234,852
Cato Corp. Class A	10,833	217,527
CBRL Group Inc.	8,717	347,808
Collective Brands Inc.[a]	23,424	433,110
Domino’s Pizza Inc.	16,271	251,224
Finish Line Inc. (The) Class A	14,769	55,384
Group 1 Automotive Inc.	8,741	271,408
Insight Enterprises Inc.[a]	17,532	484,584
Landry’s Restaurants Inc.	5,314	152,618
Nu Skin Enterprises Inc. Class A	18,731	323,484
Penske Automotive Group Inc.	14,698	327,471

Security	Shares	Value
Pier 1 Imports Inc.[a]	28,234	$143,711
Regis Corp.	16,219	544,958
Sonic Automotive Inc.	11,052	279,174
Stage Stores Inc.	15,397	288,848
Zale Corp.[a]	17,045	359,309

		6,761,801

SAVINGS & LOANS – 2.34%
Anchor BanCorp Wisconsin Inc.	6,823	167,846
BankAtlantic Bancorp Inc. Class A	15,721	64,613
BankUnited Financial Corp. Class A	12,139	104,760
Downey Financial Corp.	7,437	302,909
First Niagara Financial Group Inc.	37,623	496,624
FirstFed Financial Corp.[a,b]	5,134	219,633
Flagstar Bancorp Inc.	13,117	106,117
PFF Bancorp Inc.	7,053	75,114
Provident Financial Services Inc.	21,335	337,946
Washington Federal Inc.	30,923	747,100

		2,622,662

SEMICONDUCTORS – 0.14%
Photronics Inc.[a]	13,942	152,525

		152,525

SOFTWARE – 0.11%
SYNNEX Corp.[a]	5,745	128,516

		128,516

TELECOMMUNICATIONS – 3.07%
Alaska Communications Systems Group Inc.	15,367	250,021
Black Box Corp.	6,246	249,715
Cincinnati Bell Inc.[a]	87,351	473,442
FairPoint Communications Inc.	9,699	179,335
IDT Corp. Class B	18,137	145,640
Iowa Telecommunications Services Inc.	11,143	219,740
MasTec Inc.[a]	16,571	261,656
Powerwave Technologies Inc.[a]	39,733	220,915
Premiere Global Services Inc.[a]	20,093	331,133
Syniverse Holdings Inc.[a]	9,942	165,932
3Com Corp.[a]	140,078	683,581
USA Mobility Inc.[a]	8,091	126,543
UTStarcom Inc.[a,b]	37,808	120,986

		3,428,639

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2007

Security	Shares	Value
TEXTILES – 0.45%
G&K Services Inc. Class A	7,643	$309,847
UniFirst Corp.	5,068	190,709

		500,556

TOYS, GAMES & HOBBIES – 0.24%
JAKKS Pacific Inc.[a]	10,055	266,457

		266,457

TRANSPORTATION – 2.49%
Arkansas Best Corp.	8,066	221,412
Atlas Air Worldwide Holdings Inc.[a]	5,647	330,858
Bristow Group Inc.[a]	8,003	399,270
Genco Shipping & Trading Ltd.	8,819	633,998
General Maritime Corp.	9,526	268,443
Pacer International Inc.	12,379	182,466
Ship Finance International Ltd.	14,082	385,565
Werner Enterprises Inc.	18,790	357,386

		2,779,398

TRUCKING & LEASING – 0.15%
AMERCO[a]	2,580	166,487

		166,487

WATER – 0.52%
American States Water Co.	6,013	273,291
California Water Service Group	6,920	307,179

		580,470

TOTAL COMMON STOCKS (Cost: $114,884,725)		111,632,423

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.74%

MONEY MARKET FUNDS – 2.74%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	77,704	$77,704
BGI Cash Premier Fund LLC 5.17%[c,d,e]	2,978,974	2,978,974

		3,056,678

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,056,678)		3,056,678

TOTAL INVESTMENTS IN SECURITIES – 102.58% (Cost: $117,941,403)		114,689,101

Other Assets, Less Liabilities – (2.58)%		(2,879,139)

NET ASSETS – 100.00%		$111,809,962

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2007

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$153,917,294	$397,685,848	$324,011,178	$152,764,678
Affiliated issuers (Note 2)	140,953	420,706	224,799	4,554,929

Total cost of investments	$154,058,247	$398,106,554	$324,235,977	$157,319,607

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$175,281,935	$468,515,415	$345,174,478	$165,075,348
Affiliated issuers (Note 2)	140,953	420,706	224,799	4,554,929

Total value of investments	175,422,888	468,936,121	345,399,277	169,630,277
Receivables:
Investment securities sold	–	110,018	–	54,630
Dividends and interest	177,043	137,355	572,974	60,120
Capital shares sold	–	24,340	–	–

Total Assets	175,599,931	469,207,834	345,972,251	169,745,027

LIABILITIES
Payables:
Investment securities purchased	–	–	313,671	–
Collateral for securities on loan (Note 5)	–	–	–	4,430,156
Short positions, at value (Proceeds: $ –, $110,018, $– and $54,630, respectively) (Note 1)	–	110,027	–	54,640
Investment advisory fees (Note 2)	30,550	88,665	77,106	35,011

Total Liabilities	30,550	198,692	390,777	4,519,807

NET ASSETS	$175,569,381	$469,009,142	$345,581,474	$165,225,220

Net assets consist of:
Paid-in capital	$150,305,074	$405,597,607	$302,591,514	$150,740,287
Undistributed net investment income	181,302	86,339	798,507	129,944
Undistributed net realized gain (accumulated net realized loss)	3,718,364	(7,504,362)	21,028,153	2,044,329
Net unrealized appreciation	21,364,641	70,829,558	21,163,300	12,310,660

NET ASSETS	$175,569,381	$469,009,142	$345,581,474	$165,225,220

Shares outstanding[b]	2,100,000	6,200,000	4,000,000	1,850,000

Net asset value per share	$83.60	$75.65	$86.40	$89.31

[a]	Securities on loan with market values of $–, $–, $– and $4,246,529, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2007

	iShares Morningstar
	Mid Growth Index Fund	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$402,036,195	$154,000,634	$137,522,909	$76,566,468
Affiliated issuers (Note 2)	14,792,126	3,076,685	5,773,986	6,270,663

Total cost of investments	$416,828,321	$157,077,319	$143,296,895	$82,837,131

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers (Note 2)	$456,593,680	$148,989,473	$138,265,821	$86,888,286
Affiliated issuers (Note 2)	14,792,126	3,076,685	5,773,986	6,270,663

Total value of investments	471,385,806	152,066,158	144,039,807	93,158,949
Receivables:
Dividends and interest	69,198	142,025	51,594	23,672
Capital shares sold	140,109	–	–	–

Total Assets	471,595,113	152,208,183	144,091,401	93,182,621

LIABILITIES
Payables:
Investment securities purchased	–	–	703,618	–
Collateral for securities on loan (Note 5)	14,418,163	2,948,447	5,288,981	6,225,068
Investment advisory fees (Note 2)	103,186	39,019	29,129	21,270

Total Liabilities	14,521,349	2,987,466	6,021,728	6,246,338

NET ASSETS	$457,073,764	$149,220,717	$138,069,673	$86,936,283

Net assets consist of:
Paid-in capital	$398,952,534	$144,776,858	$133,348,777	$80,573,859
Undistributed (distributions in excess of) net investment income	(3,024)	250,561	80,819	8,638
Undistributed net realized gain (accumulated net realized loss)	3,566,769	9,204,459	3,897,165	(3,968,032)
Net unrealized appreciation (depreciation)	54,557,485	(5,011,161)	742,912	10,321,818

NET ASSETS	$457,073,764	$149,220,717	$138,069,673	$86,936,283

Shares outstanding[b]	4,400,000	1,750,000	1,550,000	1,000,000

Net asset value per share	$103.88	$85.27	$89.08	$86.94

[a]	Securities on loan with market values of $13,923,674, $2,879,053, $5,134,855 and $6,045,828, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2007

iShares Morningstar
Small Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$114,884,725
Affiliated issuers (Note 2)	3,056,678

Total cost of investments	$117,941,403

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$111,632,423
Affiliated issuers (Note 2)	3,056,678

Total value of investments	114,689,101
Receivables:
Dividends and interest	128,285

Total Assets	114,817,386

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	2,978,974
Investment advisory fees (Note 2)	28,450

Total Liabilities	3,007,424

NET ASSETS	$111,809,962

Net assets consist of:
Paid-in capital	$114,527,101
Undistributed net investment income	199,008
Undistributed net realized gain	336,155
Net unrealized depreciation	(3,252,302)

NET ASSETS	$111,809,962

Shares outstanding[b]	1,400,000

Net asset value per share	$79.86

[a]	Securities on loan with market value of $2,841,540. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2007

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,575,299	$1,141,913	$6,590,375	$782,052
Interest from affiliated issuers (Note 2)	6,188	10,143	14,488	5,800
Securities lending income from unaffiliated issuers	–	–	–	116
Securities lending income from affiliated issuers (Note 2)	227	252	–	30,615

Total investment income	1,581,714	1,152,308	6,604,863	818,583

EXPENSES
Investment advisory fees (Note 2)	170,324	430,355	525,809	198,319

Total expenses	170,324	430,355	525,809	198,319

Net investment income	1,411,390	721,953	6,079,054	620,264

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(4,480)	(105,911)	(1,348,252)	(1,120,248)
In-kind redemptions	5,695,541	–	24,868,658	6,647,645

Net realized gain (loss)	5,691,061	(105,911)	23,520,406	5,527,397

Net change in unrealized appreciation (depreciation) on:
Investments	5,928,417	42,246,368	(26,937,781)	(3,438,396)
Short positions (Note 1)	–	(9)	–	(10)

Net change in unrealized appreciation (depreciation)	5,928,417	42,246,359	(26,937,781)	(3,438,406)

Net realized and unrealized gain (loss)	11,619,478	42,140,448	(3,417,375)	2,088,991

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,030,868	$42,862,401	$2,661,679	$2,709,255

[a]	Net of foreign withholding tax of $–, $2,004, $ – and $–, respectively.

See notes to financial statements.

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2007

	iShares Morningstar
	Mid Growth Index Fund	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$840,383	$2,205,318	$899,759	$150,270
Interest from affiliated issuers (Note 2)	9,071	6,508	6,328	2,773
Securities lending income from unaffiliated issuers	2,092	399	1,392	1,290
Securities lending income from affiliated issuers (Note 2)	28,187	28,290	44,419	58,286

Total investment income	879,733	2,240,515	951,898	212,619

EXPENSES
Investment advisory fees (Note 2)	445,438	273,131	191,460	113,217

Total expenses	445,438	273,131	191,460	113,217

Net investment income	434,295	1,967,384	760,438	99,402

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,815,404)	(1,562,508)	52,028	(654,094)
In-kind redemptions	12,533,111	12,781,463	9,024,868	2,151,753

Net realized gain	10,717,707	11,218,955	9,076,896	1,497,659

Net change in unrealized appreciation (depreciation)	26,144,127	(24,277,683)	(10,893,204)	6,020,092

Net realized and unrealized gain (loss)	36,861,834	(13,058,728)	(1,816,308)	7,517,751

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,296,129	$(11,091,344)	$(1,055,870)	$7,617,153

[a]	Net of foreign withholding tax of $–, $1,482, $501 and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2007

iShares Morningstar
Small Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,550,117
Interest from affiliated issuers (Note 2)	5,783
Securities lending income from unaffiliated issuers	1,342
Securities lending income from affiliated issuers (Note 2)	37,262

Total investment income	1,594,504

EXPENSES
Investment advisory fees (Note 2)	188,141

Total expenses	188,141

Net investment income	1,406,363

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,150,975)
In-kind redemptions	6,826,269

Net realized gain	3,675,294

Net change in unrealized appreciation (depreciation)	(11,667,067)

Net realized and unrealized loss	(7,991,773)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,585,410)

[a]	Net of foreign withholding tax of $472.

See notes to financial statements.

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large Core Index Fund		iShares Morningstar Large Growth Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,411,390	$1,906,338	$721,953	$1,303,045
Net realized gain (loss)	5,691,061	4,373,763	(105,911)	1,719,717
Net change in unrealized appreciation (depreciation)	5,928,417	11,162,050	42,246,359	22,054,160

Net increase in net assets resulting from operations	13,030,868	17,442,151	42,862,401	25,076,922

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,322,246)	(1,887,514)	(651,802)	(1,326,103)

Total distributions to shareholders	(1,322,246)	(1,887,514)	(651,802)	(1,326,103)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,796,736	110,652,592	132,795,551	111,161,892
Cost of shares redeemed	(36,588,383)	(52,304,322)	–	(44,817,027)

Net increase in net assets from capital share transactions	3,208,353	58,348,270	132,795,551	66,344,865

INCREASE IN NET ASSETS	14,916,975	73,902,907	175,006,150	90,095,684

NET ASSETS
Beginning of period	160,652,406	86,749,499	294,002,992	203,907,308

End of period	$175,569,381	$160,652,406	$469,009,142	$294,002,992

Undistributed net investment income included in net assets at end of period	$181,302	$92,158	$86,339	$16,188

SHARES ISSUED AND REDEEMED
Shares sold	500,000	1,550,000	1,850,000	1,800,000
Shares redeemed	(450,000)	(750,000)	–	(750,000)

Net increase in shares outstanding	50,000	800,000	1,850,000	1,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large Value Index Fund		iShares Morningstar Mid Core Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,079,054	$9,099,038	$620,264	$1,595,088
Net realized gain	23,520,406	22,040,603	5,527,397	9,502,593
Net change in unrealized appreciation (depreciation)	(26,937,781)	33,962,309	(3,438,406)	5,492,269

Net increase in net assets resulting from operations	2,661,679	65,101,950	2,709,255	16,589,950

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,119,192)	(8,669,372)	(508,004)	(1,463,150)
Return of capital	–	–	–	(152,885)

Total distributions to shareholders	(6,119,192)	(8,669,372)	(508,004)	(1,616,035)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,522,778	369,245,729	49,037,527	110,512,185
Cost of shares redeemed	(156,617,731)	(135,105,724)	(32,166,861)	(84,651,987)

Net increase (decrease) in net assets from capital share transactions	(90,094,953)	234,140,005	16,870,666	25,860,198

INCREASE (DECREASE) IN NET ASSETS	(93,552,466)	290,572,583	19,071,917	40,834,113

NET ASSETS
Beginning of period	439,133,940	148,561,357	146,153,303	105,319,190

End of period	$345,581,474	$439,133,940	$165,225,220	$146,153,303

Undistributed net investment income included in net assets at end of period	$798,507	$838,645	$129,944	$17,684

SHARES ISSUED AND REDEEMED
Shares sold	750,000	4,750,000	550,000	1,400,000
Shares redeemed	(1,800,000)	(1,700,000)	(350,000)	(1,100,000)

Net increase (decrease) in shares outstanding	(1,050,000)	3,050,000	200,000	300,000

See notes to financial statements.

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid Growth Index Fund		iShares Morningstar Mid Value Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$434,295	$365,134	$1,967,384	$2,914,991
Net realized gain	10,717,707	5,837,011	11,218,955	6,620,528
Net change in unrealized appreciation (depreciation)	26,144,127	8,069,080	(24,277,683)	13,058,252

Net increase (decrease) in net assets resulting from operations	37,296,129	14,271,225	(11,091,344)	22,593,771

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(463,426)	(751,762)	(2,057,517)	(2,543,883)

Total distributions to shareholders	(463,426)	(751,762)	(2,057,517)	(2,543,883)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	233,158,337	101,029,775	64,864,408	127,080,230
Cost of shares redeemed	(48,834,318)	(83,546,235)	(81,396,931)	(67,762,867)

Net increase (decrease) in net assets from capital share transactions	184,324,019	17,483,540	(16,532,523)	59,317,363

INCREASE (DECREASE) IN NET ASSETS	221,156,722	31,003,003	(29,681,384)	79,367,251

NET ASSETS
Beginning of period	235,917,042	204,914,039	178,902,101	99,534,850

End of period	$457,073,764	$235,917,042	$149,220,717	$178,902,101

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,024)	$26,107	$250,561	$340,694

SHARES ISSUED AND REDEEMED
Shares sold	2,350,000	1,200,000	700,000	1,550,000
Shares redeemed	(500,000)	(1,050,000)	(900,000)	(850,000)

Net increase (decrease) in shares outstanding	1,850,000	150,000	(200,000)	700,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Core Index Fund		iShares Morningstar Small Growth Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$760,438	$749,280	$99,402	$18,974
Net realized gain	9,076,896	8,667,500	1,497,659	1,708,362
Net change in unrealized appreciation (depreciation)	(10,893,204)	2,630,613	6,020,092	(2,659,693)

Net increase (decrease) in net assets resulting from operations	(1,055,870)	12,047,393	7,617,153	(932,357)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(683,529)	(652,819)	(106,398)	–
Return of capital	–	(136,936)	–	–

Total distributions to shareholders	(683,529)	(789,755)	(106,398)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,157,365	132,193,949	16,821,478	38,087,953
Cost of shares redeemed	(50,266,655)	(76,689,877)	(8,323,215)	(43,081,786)

Net increase (decrease) in net assets from capital share transactions	(18,109,290)	55,504,072	8,498,263	(4,993,833)

INCREASE (DECREASE) IN NET ASSETS	(19,848,689)	66,761,710	16,009,018	(5,926,190)

NET ASSETS
Beginning of period	157,918,362	91,156,652	70,927,265	76,853,455

End of period	$138,069,673	$157,918,362	$86,936,283	$70,927,265

Undistributed net investment income included in net assets at end of period	$80,819	$3,910	$8,638	$15,634

SHARES ISSUED AND REDEEMED
Shares sold	350,000	1,600,000	200,000	500,000
Shares redeemed	(550,000)	(950,000)	(100,000)	(600,000)

Net increase (decrease) in shares outstanding	(200,000)	650,000	100,000	(100,000)

See notes to financial statements.

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Value Index Fund
	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,406,363	$2,336,396
Net realized gain	3,675,294	5,977,151
Net change in unrealized appreciation (depreciation)	(11,667,067)	2,973,664

Net increase (decrease) in net assets resulting from operations	(6,585,410)	11,287,211

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,397,704)	(2,154,241)

Total distributions to shareholders	(1,397,704)	(2,154,241)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,559,720	102,389,355
Cost of shares redeemed	(41,764,903)	(57,188,358)

Net increase (decrease) in net assets from capital share transactions	(16,205,183)	45,200,997

INCREASE (DECREASE) IN NET ASSETS	(24,188,297)	54,333,967

NET ASSETS
Beginning of period	135,998,259	81,664,292

End of period	$111,809,962	$135,998,259

Undistributed net investment income included in net assets at end of period	$199,008	$190,349

SHARES ISSUED AND REDEEMED
Shares sold	300,000	1,300,000
Shares redeemed	(500,000)	(750,000)

Net increase (decrease) in shares outstanding	(200,000)	550,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Core Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$78.37	$69.40	$62.68	$59.92

Income from investment operations:
Net investment income	0.67 [b]	1.16 [b]	0.98	0.65
Net realized and unrealized gain[c]	5.18	8.92	6.71	2.71

Total from investment operations	5.85	10.08	7.69	3.36

Less distributions from:
Net investment income	(0.62)	(1.11)	(0.97)	(0.60)

Total distributions	(0.62)	(1.11)	(0.97)	(0.60)

Net asset value, end of period	$83.60	$78.37	$69.40	$62.68

Total return	7.50%[d]	14.66%	12.35%	5.62%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$175,569	$160,652	$86,749	$53,280
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.66%	1.59%	1.58%	1.33%
Portfolio turnover rate[f]	18%	39%	15%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Growth Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$67.59	$61.79	$54.98	$59.96

Income from investment operations:
Net investment income	0.15 [b]	0.35 [b]	0.24	0.80
Net realized and unrealized gain (loss)[c]	8.04	5.80	6.80	(4.98)

Total from investment operations	8.19	6.15	7.04	(4.18)

Less distributions from:
Net investment income	(0.13)	(0.35)	(0.23)	(0.80)
Return of capital	–	–	–	(0.00)[d]

Total distributions	(0.13)	(0.35)	(0.23)	(0.80)

Net asset value, end of period	$75.65	$67.59	$61.79	$54.98

Total return	12.13%[e]	10.00%	12.81%	(7.04)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$469,009	$294,003	$203,907	$49,485
Ratio of expenses to average net assets[f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	0.42%	0.56%	0.44%	1.48%
Portfolio turnover rate[g]	14%	28%	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Value Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$86.96	$74.28	$65.09	$60.13

Income from investment operations:
Net investment income	1.27 [b]	2.18 [b]	1.79	1.41
Net realized and unrealized gain (loss)[c]	(0.54)	12.56	9.17	4.77

Total from investment operations	0.73	14.74	10.96	6.18

Less distributions from:
Net investment income	(1.29)	(2.06)	(1.77)	(1.22)

Total distributions	(1.29)	(2.06)	(1.77)	(1.22)

Net asset value, end of period	$86.40	$86.96	$74.28	$65.09

Total return	0.83%[d]	20.14%	17.05%	10.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$345,581	$439,134	$148,561	$55,323
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.89%	2.70%	2.89%	2.85%
Portfolio turnover rate[f]	14%	22%	17%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Core Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$88.58	$78.01	$63.05	$59.61

Income from investment operations:
Net investment income	0.35 [b]	1.10 [b]	0.91	0.46
Net realized and unrealized gain[c]	0.66	10.57	14.96	3.39

Total from investment operations	1.01	11.67	15.87	3.85

Less distributions from:
Net investment income	(0.28)	(1.00)	(0.88)	(0.41)
Return of capital	–	(0.10)	(0.03)	–

Total distributions	(0.28)	(1.10)	(0.91)	(0.41)

Net asset value, end of period	$89.31	$88.58	$78.01	$63.05

Total return	1.14%[d]	15.09%	25.26%	6.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$165,225	$146,153	$105,319	$63,053
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.78%	1.38%	1.26%	1.12%
Portfolio turnover rate[f]	25%	53%	19%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Growth Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$92.52	$85.38	$62.58	$59.33

Income from investment operations:
Net investment income	0.14 [b]	0.16 [b]	0.13	0.04
Net realized and unrealized gain[c]	11.37	7.31	22.80	3.24

Total from investment operations	11.51	7.47	22.93	3.28

Less distributions from:
Net investment income	(0.15)	(0.33)	(0.13)	(0.03)

Total distributions	(0.15)	(0.33)	(0.13)	(0.03)

Net asset value, end of period	$103.88	$92.52	$85.38	$62.58

Total return	12.45%[d]	8.78%	36.67%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$457,074	$235,917	$204,914	$31,289
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.29%	0.19%	0.23%	0.09%
Portfolio turnover rate[f]	17%	50%	21%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Value Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$91.74	$79.63	$66.83	$59.91

Income from investment operations:
Net investment income	0.97 [b]	1.88 [b]	1.81 [b]	1.23
Net realized and unrealized gain (loss)[c]	(6.46)	11.84	12.79	6.73

Total from investment operations	(5.49)	13.72	14.60	7.96

Less distributions from:
Net investment income	(0.98)	(1.61)	(1.80)	(1.04)

Total distributions	(0.98)	(1.61)	(1.80)	(1.04)

Net asset value, end of period	$85.27	$91.74	$79.63	$66.83

Total return	(6.03)%[d]	17.46%	22.07%	13.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$149,221	$178,902	$99,535	$33,417
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.16%	2.25%	2.42%	2.52%
Portfolio turnover rate[f]	16%	43%	18%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Core Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$90.24	$82.87	$62.20	$59.83

Income from investment operations:
Net investment income	0.45 [b]	0.53 [b]	0.73	0.43
Net realized and unrealized gain (loss)[c]	(1.21)	7.40	20.62	2.32

Total from investment operations	(0.76)	7.93	21.35	2.75

Less distributions from:
Net investment income	(0.40)	(0.46)	(0.68)	(0.35)
Return of capital	–	(0.10)	–	(0.03)

Total distributions	(0.40)	(0.56)	(0.68)	(0.38)

Net asset value, end of period	$89.08	$90.24	$82.87	$62.20

Total return	(0.84)%[d]	9.62%	34.47%	4.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$138,070	$157,918	$91,157	$37,320
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.99%	0.63%	1.04%	0.82%
Portfolio turnover rate[f]	28%	73%	45%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Growth Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$78.81	$76.85	$56.40	$59.59

Income from investment operations:
Net investment income (loss)	0.11 [b]	0.02 [b]	0.01	(0.04)
Net realized and unrealized gain (loss)[c]	8.14	1.94	20.45	(3.15)

Total from investment operations	8.25	1.96	20.46	(3.19)

Less distributions from:
Net investment income	(0.12)	–	–	–
Return of capital	–	–	(0.01)	–

Total distributions	(0.12)	–	(0.01)	–

Net asset value, end of period	$86.94	$78.81	$76.85	$56.40

Total return	10.48%[d]	2.55%	36.27%	(5.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$86,936	$70,927	$76,853	$25,380
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets[e]	0.26%	0.03%	0.01%	(0.11)%
Portfolio turnover rate[f]	24%	59%	38%	26%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Value Index Fund
	Six months ended Oct. 31, 2007 (Unaudited)	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005

Net asset value, beginning of period	$85.00	$77.78	$62.37	$59.97

Income from investment operations:
Net investment income[b]	0.93	1.85	1.55	1.07
Net realized and unrealized gain (loss)[c]	(5.17)	7.06	15.31	2.39

Total from investment operations	(4.24)	8.91	16.86	3.46

Less distributions from:
Net investment income	(0.90)	(1.69)	(1.45)	(1.06)

Total distributions	(0.90)	(1.69)	(1.45)	(1.06)

Net asset value, end of period	$79.86	$85.00	$77.78	$62.37

Total return	(5.02)%[d]	11.63%	27.24%	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$111,810	$135,998	$81,664	$34,301
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.24%	2.31%	2.16%	1.98%
Portfolio turnover rate[f]	33%	56%	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Morningstar Large Core, iShares Morningstar Large Growth and iShares Morningstar Large Value Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2007.

The Funds had tax basis net capital loss carryforwards as of April 30, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2013	Expiring 2014	Expiring 2015	Total
Morningstar Large Core	$39,699	$86,938	$590,225	$716,862
Morningstar Large Growth	54,115	754,949	3,087,927	3,896,991
Morningstar Large Value	18,851	35,116	468,973	522,940
Morningstar Mid Core	20,026	126,713	2,019,941	2,166,680
Morningstar Mid Growth	14,863	105,739	132,199	252,801
Morningstar Mid Value	9,742	204,827	558,361	772,930
Morningstar Small Core	12,494	40,013	3,014,235	3,066,742
Morningstar Small Growth	37,247	166,146	3,039,061	3,242,454
Morningstar Small Value	18,678	142,621	1,039,496	1,200,795

74	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2007, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2007 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large Core	$155,010,122	$22,821,312	$(2,408,546)	$20,412,766
Morningstar Large Growth	400,832,698	77,024,025	(8,920,602)	68,103,423
Morningstar Large Value	325,884,529	36,157,483	(16,642,735)	19,514,748
Morningstar Mid Core	159,142,951	20,286,644	(9,799,318)	10,487,326
Morningstar Mid Growth	420,870,449	62,719,249	(12,203,892)	50,515,357
Morningstar Mid Value	158,159,175	10,407,435	(16,500,452)	(6,093,017)
Morningstar Small Core	144,911,769	13,114,424	(13,986,386)	(871,962)
Morningstar Small Growth	84,130,726	14,500,105	(5,471,882)	9,028,223
Morningstar Small Value	120,347,302	8,703,973	(14,362,174)	(5,658,201)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of October 31, 2007, in order to track the performance of their respective benchmark indexes, the iShares Morningstar Large Growth Index Fund and the iShares Morningstar Mid Core Index Fund sold non-index securities that the Funds received in corporate actions occurring on the opening of market trading on the following business day. Short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Funds’ Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds are included in their respective Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30

iShares Index Fund	Investment Advisory Fee
Morningstar Mid Value	0.30%
Morningstar Small Core	0.25
Morningstar Small Growth	0.30
Morningstar Small Value	0.30

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Core	$227
Morningstar Large Growth	252
Morningstar Mid Core	30,731
Morningstar Mid Growth	30,279

iShares Index Fund	Securities Lending Agent Fees
Morningstar Mid Value	$28,689
Morningstar Small Core	45,811
Morningstar Small Growth	59,576
Morningstar Small Value	38,604

76	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trades for the six months ended October 31, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of October 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$32,954,960	$30,612,687
Morningstar Large Growth	50,823,308	48,655,544
Morningstar Large Value	58,184,324	58,125,796
Morningstar Mid Core	45,775,595	39,510,155
Morningstar Mid Growth	55,232,593	50,081,187
Morningstar Mid Value	31,463,640	28,183,962
Morningstar Small Core	53,672,317	42,186,140
Morningstar Small Growth	19,846,596	18,243,407
Morningstar Small Value	44,801,308	40,786,458

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$39,713,545	$35,760,651
Morningstar Large Growth	132,643,255	–
Morningstar Large Value	66,295,343	156,623,349
Morningstar Mid Core	48,982,200	32,160,726
Morningstar Mid Growth	231,778,270	48,760,149
Morningstar Mid Value	64,720,809	81,155,231
Morningstar Small Core	32,105,480	49,790,189
Morningstar Small Growth	16,798,899	8,245,753
Morningstar Small Value	25,490,370	41,774,987

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended October 31, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

78	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The market value of the securities on loan as of October 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “FairValue Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	79

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-year and “last quarter” periods ended March 31, 2007, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks

80	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expense components of the Funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

82	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	83

Notes:

84	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSITM Natural Resources (IGE)

iShares S&P GSTITM Networking (IGN)

iShares S&P GSTITM Semiconductor (IGW)

iShares S&P GSTITM Software (IGV)

iShares S&P GSTITM Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunication Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5854-iS-1207

86	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-018-11007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares

BARCLAYS

Fund Performance Overview

iSHARES® FTSE NAREIT INDEX FUNDS

Performance as of October 31, 2007

	Cumulative Total Returns
	Inception to 10/31/07

iSHARES INDEX FUND	NAV	MARKET	INDEX

FTSE NAREIT Industrial/Office	(5.81)%	(6.02)%	(5.34)%
FTSE NAREIT Mortgage REITs	(36.66)%	(36.81)%	(35.53)%
FTSE NAREIT Real Estate 50	(5.93)%	(6.03)%	(5.67)%
FTSE NAREIT Residential	(2.62)%	(2.76)%	(2.84)%
FTSE NAREIT Retail	(8.16)%	(8.28)%	(9.03)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/07.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/4/07), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Industrial/Office Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Industrial/Office Index (the “Index”). The Index measures the performance of the industrial and office real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2007 (inception date of the Fund) through October 31, 2007, the Fund declined 5.81%, while the Index declined 5.34%.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
REITs – Office Property	52.47%

REITs – Warehouse/Industrial	35.23

REITs – Diversified	12.20

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
ProLogis	22.25%

Boston Properties Inc.	15.39

SL Green Realty Corp.	8.62

AMB Property Corp.	5.62

Duke Realty Corp.	4.64

Liberty Property Trust	4.18

Alexandria Real Estate Equities Inc.	3.98

Mack-Cali Realty Corp.	3.46

Brandywine Realty Trust	2.95

Kilroy Realty Corp.	2.72

TOTAL	73.81%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview (Continued)

iSHARES® FTSE NAREIT INDEX FUNDS

The iShares FTSE NAREIT Mortgage REITs Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Mortgage REITs Index (the “Index”). The Index measures the performance of the residential and commercial mortgage real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2007 (inception date of the Fund) through October 31, 2007, the Fund declined 36.66%, while the Index declined 35.53%.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
REITs – Mortgage	81.79%

Finance – Mortgage Loan/Banker	8.24

Finance – Investment Banker/Broker	4.46

REITs – Diversified	2.17

REITs – Whole Loans	1.34

REITs – Health Care	1.31

Short-Term and Other Net Assets	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Annaly Capital Management Inc.	24.45%

Thornburg Mortgage Inc.	8.24

MFA Mortgage Investments Inc.	5.51

Newcastle Investment Corp.	5.20

Capital Trust Inc. Class A	4.91

Redwood Trust Inc.	4.85

Gramercy Capital Corp.	4.80

Friedman, Billings, Ramsey Group Inc. Class A	4.46

Arbor Realty Trust Inc.	4.07

NorthStar Realty Finance Corp.	3.84

TOTAL	70.33%

The iShares FTSE NAREIT Real Estate 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Real Estate 50 Index (the “Index”). The Index measures the performance of the large-cap real estate sector of the U.S. equity market, and is comprised of the 50 largest REIT companies within the FTSE NAREIT Composite Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2007 (inception date of the Fund) through October 31, 2007, the Fund declined 5.93%, while the Index declined 5.67%.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
REITs – Regional Malls	16.82%

REITs – Apartments	13.65

REITs – Office Property	13.37

REITs – Diversified	11.75

REITs – Shopping Centers	11.00

REITs – Warehouse/Industrial	9.50

REITs – Health Care	6.81

REITs – Hotels	5.45

REITs – Storage	3.68

Forestry	2.77

REITs – Mortgage	2.28

REITs – Outlet Centers	1.36

Paper and Related Products	1.34

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Simon Property Group Inc.	8.28%

ProLogis	6.54

Vornado Realty Trust	6.03

General Growth Properties Inc.	4.74

Boston Properties Inc.	4.59

Host Hotels & Resorts Inc.	4.13

Equity Residential	4.12

Kimco Realty Corp.	3.74

Public Storage	3.68

AvalonBay Communities Inc.	3.43

TOTAL	49.28%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® FTSE NAREIT INDEX FUNDS

The iShares FTSE NAREIT Residential Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Residential Index (the “Index”). The Index measures the performance of the residential real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2007 (inception date of the Fund) through October 31, 2007, the Fund declined 2.62%, while the Index declined 2.84%.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
REITs – Apartments	87.49%

REITs – Manufactured Homes	9.64

REITs – Diversified	2.24

REITs – Health Care	0.47

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Equity Residential	22.35%

AvalonBay Communities Inc.	17.75

Apartment Investment and Management Co. Class A	7.58

Post Properties Inc.	4.89

Essex Property Trust Inc.	4.86

Camden Property Trust	4.83

UDR Inc.	4.78

BRE Properties Inc. Class A	4.73

Mid-America Apartment Communities Inc.	4.71

Home Properties Inc.	4.56

TOTAL	81.04%

The iShares FTSE NAREIT Retail Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Retail Index (the “Index”). The Index measures the performance of the retail property real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2007 (inception date of the Fund) through October 31, 2007, the Fund declined 8.16%, while the Index declined 9.03%.

PORTFOLIO ALLOCATION As of 10/31/07
Industry	Percentage of Net Assets
REITs – Regional Malls	50.41%

REITs – Shopping Centers	39.09

REITs – Outlet Centers	10.42

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/07
Security	Percentage of Net Assets
Simon Property Group Inc.	22.45%

General Growth Properties Inc.	12.99

Kimco Realty Corp.	9.65

Developers Diversified Realty Corp.	4.97

Federal Realty Investment Trust	4.85

Macerich Co. (The)	4.52

Realty Income Corp.	4.44

Regency Centers Corp.	4.36

Weingarten Realty Investors	4.01

Taubman Centers Inc.	3.67

TOTAL	75.91%

FUND PERFORMANCE OVERVIEW	3

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/07)	Ending Account Value (10/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (5/1/07 to 10/31/07)
FTSE NAREIT Industrial/Office
Actual	$1,000.00	$941.90	0.48%	$2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
FTSE NAREIT Mortgage REITs
Actual	1,000.00	633.40	0.48	1.96
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
FTSE NAREIT Real Estate 50
Actual	1,000.00	940.70	0.48	2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
FTSE NAREIT Residential
Actual	1,000.00	973.80	0.48	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
FTSE NAREIT Retail
Actual	1,000.00	918.40	0.48	2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

[a]

Expenses for the Funds, which commenced operations on May 1, 2007, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.90%

REITs - DIVERSIFIED – 12.20%
Duke Realty Corp.	6,665	$214,280
Franklin Street Properties Corp.	4,259	69,209
Gladstone Commercial Corp.	501	9,344
Liberty Property Trust	5,122	192,690
Mission West Properties Inc.	1,257	15,071
PS Business Parks Inc.	1,072	62,498

		563,092

REITs - OFFICE PROPERTY – 52.47%
Alexandria Real Estate Equities Inc.	1,780	183,589
American Financial Realty Trust	7,448	50,199
BioMed Realty Trust Inc.	3,762	89,874
Boston Properties Inc.	6,560	710,710
Brandywine Realty Trust	5,263	136,154
Corporate Office Properties Trust	2,813	116,261
Douglas Emmett Inc.	3,561	93,690
Highwoods Properties Inc.	3,398	122,192
HRPT Properties Trust	12,591	118,229
Kilroy Realty Corp.	1,933	125,722
Mack-Cali Realty Corp.	4,032	159,627
Maguire Properties Inc.	2,717	74,038
Parkway Properties Inc.	1,022	43,946
SL Green Realty Corp.	3,298	397,937

		2,422,168

REITs - WAREHOUSE/INDUSTRIAL – 35.23%
AMB Property Corp.	3,971	259,505
DCT Industrial Trust Inc.	9,463	101,538
EastGroup Properties Inc.	1,612	76,860
First Industrial Realty Trust Inc.	2,816	114,752
First Potomac Realty Trust	1,417	29,615
Monmouth Real Estate Investment Corp. Class A	2,106	17,417
ProLogis	14,316	1,027,031

		1,626,718

TOTAL COMMON STOCKS (Cost: $4,965,451)		4,611,978

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[a,b]	671	$671

		671

TOTAL SHORT-TERM INVESTMENTS (Cost: $671)		671

TOTAL INVESTMENTS IN SECURITIES – 99.91% (Cost: $4,966,122)		4,612,649

Other Assets, Less Liabilities – 0.09%		3,992

NET ASSETS – 100.00%		$4,616,641

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE REITs INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.31%

FINANCE - INVESTMENT BANKER/ BROKER – 4.46%
Friedman, Billings, Ramsey Group Inc. Class A	93,384	$401,551

		401,551

FINANCE - MORTGAGE LOAN/ BANKER – 8.24%
Thornburg Mortgage Inc.[a]	70,581	741,101

		741,101

REITs - DIVERSIFIED – 2.17%
BRT Realty Trust	4,808	77,024
Resource Capital Corp.	11,413	117,782

		194,806

REITs - HEALTH CARE – 1.31%
Care Investment Trust Inc.[b]	10,276	118,174

		118,174

REITs - MORTGAGE – 81.79%
Alesco Financial Inc.	34,059	135,555
American Mortgage Acceptance Corp.	5,443	43,871
Annaly Capital Management Inc.	128,658	2,198,765
Anthracite Capital Inc.	40,159	334,123
Anworth Mortgage Asset Corp.	25,736	175,777
Arbor Realty Trust Inc.	19,390	366,083
Capital Trust Inc. Class A	13,100	441,732
Capstead Mortgage Corp.	22,540	261,915
CBRE Realty Finance Inc.	18,123	88,440
Crystal River Capital Inc.	14,804	215,398
Deerfield Triarc Capital Corp.	29,756	284,170
Gramercy Capital Corp.	16,362	431,466
Impac Mortgage Holdings Inc.[a]	44,192	49,495
JER Investors Trust Inc.	15,226	170,074
MFA Mortgage Investments Inc.	57,943	495,992
Newcastle Investment Corp.	31,466	467,270
NorthStar Realty Finance Corp.	36,940	345,389
Origen Financial Inc.	15,639	93,834
RAIT Financial Trust	35,246	320,739
Redwood Trust Inc.[a]	16,556	436,251

		7,356,339

Security	Shares	Value
REITs - WHOLE LOANS – 1.34%
Quadra Realty Trust Inc.	14,527	$120,138

		120,138

TOTAL COMMON STOCKS (Cost: $10,362,066)		8,932,109

SHORT-TERM INVESTMENTS – 14.36%

MONEY MARKET FUNDS – 14.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[c,d]	9,156	9,156
BGI Cash Premier Fund LLC 5.17%[c,d,e]	1,281,722	1,281,722

		1,290,878

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,290,878)		1,290,878

TOTAL INVESTMENTS IN SECURITIES – 113.67% (Cost: $11,652,944)		10,222,987

Other Assets, Less Liabilities – (13.67)%		(1,229,045)

NET ASSETS – 100.00%		$8,993,942

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.78%

FORESTRY – 2.77%
Plum Creek Timber Co. Inc.	12,826	$572,937

		572,937

PAPER AND RELATED PRODUCTS – 1.34%
Rayonier Inc.	5,737	277,040

		277,040

REITs - APARTMENTS – 13.65%
Apartment Investment and
Management Co. Class A	7,129	333,138
AvalonBay Communities Inc.	5,779	708,794
BRE Properties Inc. Class A	3,717	203,692
Camden Property Trust	4,136	257,880
Equity Residential	20,374	851,226
Essex Property Trust Inc.	1,853	228,716
UDR Inc.	9,915	235,382

		2,818,828

REITs - DIVERSIFIED – 11.75%
Colonial Properties Trust	3,469	108,684
Digital Realty Trust Inc.	4,450	195,755
Duke Realty Corp.	10,073	323,847
iStar Financial Inc.	9,747	297,381
Liberty Property Trust	6,775	254,875
Vornado Realty Trust	11,143	1,244,896

		2,425,438

REITs - HEALTH CARE – 6.81%
HCP Inc.	15,099	513,970
Health Care REIT Inc.	5,929	262,595
Nationwide Health Properties Inc.	6,737	210,329
Ventas Inc.	9,798	420,236

		1,407,130

REITs - HOTELS – 5.45%
Hospitality Properties Trust	6,884	272,606
Host Hotels & Resorts Inc.	38,492	852,983

		1,125,589

REITs - MORTGAGE – 2.28%
Annaly Capital Management Inc.	27,596	471,616

		471,616

REITs - OFFICE PROPERTY – 13.37%
Alexandria Real Estate Equities Inc.	2,160	222,782

Security	Shares	Value
Boston Properties Inc.	8,745	$947,433
Brandywine Realty Trust	6,419	166,060
Corporate Office Properties Trust	3,450	142,588
Douglas Emmett Inc.	4,022	105,819
Highwoods Properties Inc.	4,158	149,522
HRPT Properties Trust	15,641	146,869
Kilroy Realty Corp.	2,374	154,405
Mack-Cali Realty Corp.	4,982	197,237
SL Green Realty Corp.	4,374	527,767

		2,760,482

REITs - OUTLET CENTERS – 1.36%
Alexander’s Inc.[a]	149	59,891
Realty Income Corp.	7,442	219,837

		279,728

REITs - REGIONAL MALLS – 16.82%
CBL & Associates Properties Inc.	4,792	158,663
General Growth Properties Inc.	18,018	979,458
Macerich Co. (The)	5,279	452,463
Simon Property Group Inc.	16,422	1,709,694
Taubman Centers Inc.	2,926	172,254

		3,472,532

REITs - SHOPPING CENTERS – 11.00%
Developers Diversified Realty Corp.	9,182	462,773
Equity One Inc.	2,702	70,738
Federal Realty Investment Trust	4,132	364,525
Kimco Realty Corp.	18,609	772,646
Regency Centers Corp.	5,045	360,617
Weingarten Realty Investors	6,302	241,115

		2,272,414

REITs - STORAGE – 3.68%
Public Storage	9,383	759,742

		759,742

REITs - WAREHOUSE/INDUSTRIAL – 9.50%
AMB Property Corp.	7,271	475,160
First Industrial Realty Trust Inc.	3,326	135,534
ProLogis	18,838	1,351,438

		1,962,132

TOTAL COMMON STOCKS (Cost: $22,428,761)		20,605,608

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.19%

MONEY MARKET FUNDS – 0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[b,c]	40,130	$40,130

		40,130

TOTAL SHORT-TERM INVESTMENTS (Cost: $40,130)		40,130

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $22,468,891)		20,645,738

Other Assets, Less Liabilities – 0.03%		5,282

NET ASSETS – 100.00%		$20,651,020

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.84%

REITs - APARTMENTS – 87.49%
American Campus Communities Inc.	5,022	$142,826
Apartment Investment and Management Co. Class A	7,678	358,793
Associated Estates Realty Corp.	1,850	22,459
AvalonBay Communities Inc.	6,849	840,030
BRE Properties Inc. Class A	4,089	224,077
Camden Property Trust	3,663	228,388
Education Realty Trust Inc.	6,528	84,472
Equity Residential	25,318	1,057,786
Essex Property Trust Inc.	1,864	230,074
GMH Communities Trust	7,580	55,940
Home Properties Inc.	4,198	215,861
Mid-America Apartment Communities Inc.	4,287	222,924
Post Properties Inc.	5,644	231,404
UDR Inc.	9,532	226,290

		4,141,324

REITs - DIVERSIFIED – 2.24%
Colonial Properties Trust	3,384	106,021

		106,021

REITs - HEALTH CARE – 0.47%
Senior Housing Properties Trust	1,000	22,420

		22,420

REITs - MANUFACTURED HOMES – 9.64%
American Land Lease Inc.	2,952	63,822
Equity Lifestyle Properties Inc.	4,176	209,802
Sun Communities Inc.	4,950	150,975
UMH Properties Inc.	2,462	32,006

		456,605

TOTAL COMMON STOCKS (Cost: $4,773,356)		4,726,370

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.16%

MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[a,b]	7,412	$7,412

		7,412

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,412)		7,412

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $4,780,768)		4,733,782

Other Assets, Less Liabilities – (0.00)%		(95)

NET ASSETS – 100.00%		$4,733,687

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL INDEX FUND

October 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.92%

REITs - OUTLET CENTERS – 10.42%
Agree Realty Corp.	646	$20,918
Alexander’s Inc.[a]	172	69,135
Getty Realty Corp.	1,616	45,943
National Retail Properties Inc.	5,190	131,567
Realty Income Corp.	6,734	198,922

		466,485

REITs - REGIONAL MALLS – 50.41%
CBL & Associates Properties Inc.	4,168	138,003
Feldman Mall Properties Inc.	82	329
General Growth Properties Inc.	10,702	581,761
Glimcher Realty Trust	2,640	58,608
Macerich Co. (The)	2,364	202,618
Pennsylvania Real Estate Investment Trust	2,788	106,362
Simon Property Group Inc.	9,656	1,005,286
Taubman Centers Inc.	2,792	164,365

		2,257,332

REITs - SHOPPING CENTERS – 39.09%
Acadia Realty Trust	2,350	62,275
Cedar Shopping Centers Inc.	2,666	34,258
Developers Diversified Realty Corp.	4,416	222,566
Equity One Inc.	3,240	84,823
Federal Realty Investment Trust	2,464	217,374
Inland Real Estate Corp.	4,972	74,083
Kimco Realty Corp.	10,406	432,057
Kite Realty Group Trust	1,892	34,283
Ramco-Gershenson Properties Trust	1,132	32,387
Regency Centers Corp.	2,728	194,997
Saul Centers Inc.	968	53,066
Tanger Factory Outlet Centers Inc.	2,534	106,732
Urstadt Biddle Properties Inc. Class A	1,310	21,772
Weingarten Realty Investors	4,696	179,669

		1,750,342

TOTAL COMMON STOCKS (Cost: $4,627,889)		4,474,159

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.00%

MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.12%[b,c]	185	$185

		185

TOTAL SHORT-TERM INVESTMENTS (Cost: $185)		185

TOTAL INVESTMENTS IN SECURITIES – 99.92% (Cost: $4,628,074)		4,474,344

Other Assets, Less Liabilities – 0.08%		3,648

NET ASSETS – 100.00%		$4,477,992

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2007

	iShares FTSE NAREIT
	Industrial/Office Index Fund	Mortgage REITs Index Fund	Real Estate 50 Index Fund	Residential Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$4,965,451	$10,362,066	$22,428,761	$4,773,356
Affiliated issuers (Note 2)	671	1,290,878	40,130	7,412

Total cost of investments	$4,966,122	$11,652,944	$22,468,891	$4,780,768

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,611,978	$8,932,109	$20,605,608	$4,726,370
Affiliated issuers (Note 2)	671	1,290,878	40,130	7,412

Total value of investments	4,612,649	10,222,987	20,645,738	4,733,782
Receivables:
Investment securities sold	–	300,612	–	–
Dividends and interest	8,520	8,047	13,803	3,457

Total Assets	4,621,169	10,531,646	20,659,541	4,737,239

LIABILITIES
Payables:
Investment securities purchased	–	252,235	–	–
Collateral for securities on loan (Note 5)	–	1,281,722	–	–
Investment advisory fees (Note 2)	4,528	3,747	8,521	3,552
Total Liabilities	4,528	1,537,704	8,521	3,552

NET ASSETS	$4,616,641	$8,993,942	$20,651,020	$4,733,687

Net assets consist of:
Paid-in capital	$7,376,559	$17,048,964	$22,687,580	$7,276,636
Undistributed (distributions in excess of) net investment income	(5,500)	(53,161)	41,297	2,107
Accumulated net realized loss	(2,400,945)	(6,571,904)	(254,704)	(2,498,070)
Net unrealized depreciation	(353,473)	(1,429,957)	(1,823,153)	(46,986)

NET ASSETS	$4,616,641	$8,993,942	$20,651,020	$4,733,687

Shares outstanding[b]	100,000	300,000	450,000	100,000

Net asset value per share	$46.17	$29.98	$45.89	$47.34

[a]	Securities on loan with market values of $–, $1,196,158, $– and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2007

iShares FTSE NAREIT
Retail Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$4,627,889
Affiliated issuers (Note 2)	185

Total cost of investments	$4,628,074

Investments in securities, at value (Note 1):
Unaffiliated issuers	$4,474,159
Affiliated issuers (Note 2)	185

Total value of investments	4,474,344
Receivables:
Investment securities sold	6,414
Dividends and interest	2,565

Total Assets	4,483,323

LIABILITIES
Payables:
Capital shares sold	1,772
Investment advisory fees (Note 2)	3,559

Total Liabilities	5,331

NET ASSETS	$4,477,992

Net assets consist of:
Paid-in capital	$7,812,386
Undistributed net investment income	56,495
Accumulated net realized loss	(3,237,159)
Net unrealized depreciation	(153,730)

NET ASSETS	$4,477,992

Shares outstanding[a]	100,000

Net asset value per share	$44.78

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended October 31, 2007

	iShares FTSE NAREIT
	Industrial/Office Index Fund[a]	Mortgage REITs Index Fund[a]	Real Estate 50 Index Fund[a]	Residential Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$298,780	$677,728	$427,460	$289,992
Interest from affiliated issuers (Note 2)	676	927	936	787
Securities lending income from affiliated issuers (Note 2)	–	56,514	866	–

Total investment income	299,456	735,169	429,262	290,779

EXPENSES
Investment advisory fees (Note 2)	45,460	37,559	52,805	43,601

Total expenses	45,460	37,559	52,805	43,601

Net investment income	253,996	697,610	376,457	247,178

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(48,102)	(763,810)	(183,165)	(80,310)
In-kind redemptions	(2,352,843)	(5,808,094)	(71,539)	(2,417,760)

Net realized loss	(2,400,945)	(6,571,904)	(254,704)	(2,498,070)

Net change in unrealized appreciation (depreciation)	(353,473)	(1,429,957)	(1,823,153)	(46,986)

Net realized and unrealized loss	(2,754,418)	(8,001,861)	(2,077,857)	(2,545,056)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,500,422)	$(7,304,251)	$(1,701,400)	$(2,297,878)

[a]	For the period from May 1, 2007 (commencement of operations) to October 31, 2007.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended October 31, 2007

iShares FTSE NAREIT
Retail Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$317,001
Interest from affiliated issuers (Note 2)	689

Total investment income	317,690

EXPENSES
Investment advisory fees (Note 2)	43,189

Total expenses	43,189

Net investment income	274,501

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(20,310)
In-kind redemptions	(3,216,849)

Net realized loss	(3,237,159)

Net change in unrealized appreciation (depreciation)	(153,730)

Net realized and unrealized loss	(3,390,889)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,116,388)

[a]	For the period from May 1, 2007 (commencement of operations) to October 31, 2007.

See notes to financial statements.

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE NAREIT Industrial/Office Index Fund	iShares FTSE NAREIT Mortgage REITs Index Fund	iShares FTSE NAREIT Real Estate 50 Index Fund
	Period from May 1, 2007[a] to October 31, 2007 (Unaudited)	Period from May 1, 2007[a] to October 31, 2007 (Unaudited)	Period from May 1, 2007[a] to October 31, 2007 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$253,996	$697,610	$376,457
Net realized loss	(2,400,945)	(6,571,904)	(254,704)
Net change in unrealized appreciation (depreciation)	(353,473)	(1,429,957)	(1,823,153)

Net decrease in net assets resulting from operations	(2,500,422)	(7,304,251)	(1,701,400)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(259,496)	(750,771)	(335,160)

Total distributions to shareholders	(259,496)	(750,771)	(335,160)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,344,511	37,293,941	27,294,633
Cost of shares redeemed	(23,967,952)	(20,244,977)	(4,607,053)

Net increase in net assets from capital share transactions	7,376,559	17,048,964	22,687,580

INCREASE IN NET ASSETS	4,616,641	8,993,942	20,651,020

NET ASSETS
Beginning of period	–	–	–

End of period	$4,616,641	$8,993,942	$20,651,020

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(5,500)	$(53,161)	$41,297

SHARES ISSUED AND REDEEMED
Shares sold	650,000	900,000	550,000
Shares redeemed	(550,000)	(600,000)	(100,000)

Net increase in shares outstanding	100,000	300,000	450,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Residential Index Fund	iShares FTSE NAREIT Retail Index Fund
	Period from May 1, 2007[a] to October 31, 2007 (Unaudited)	Period from May 1, 2007[a] to October 31, 2007 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$247,178	$274,501
Net realized loss	(2,498,070)	(3,237,159)
Net change in unrealized appreciation (depreciation)	(46,986)	(153,730)

Net decrease in net assets resulting from operations	(2,297,878)	(3,116,388)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(245,071)	(218,006)

Total distributions to shareholders	(245,071)	(218,006)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	33,896,687	26,949,449
Cost of shares redeemed	(26,620,051)	(19,137,063)

Net increase in net assets from capital share transactions	7,276,636	7,812,386

INCREASE IN NET ASSETS	4,733,687	4,477,992

NET ASSETS
Beginning of period	–	–

End of period	$4,733,687	$4,477,992

Undistributed net investment income included in net assets at end of period	$2,107	$56,495

SHARES ISSUED AND REDEEMED
Shares sold	700,000	550,000
Shares redeemed	(600,000)	(450,000)

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE NAREIT Industrial/Office Index Fund
Period from May 1, 2007[a] to Oct. 31, 2007 (Unaudited)

Net asset value, beginning of period	$49.84

Income from investment operations:
Net investment income[b]	0.61
Net realized and unrealized loss[c]	(3.54)

Total from investment operations	(2.93)

Less distributions from:
Net investment income	(0.74)

Total distributions	(0.74)

Net asset value, end of period	$46.17

Total return	(5.81)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,617
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.68%
Portfolio turnover rate[f]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE NAREIT Mortgage REITs Index Fund
Period from May 1, 2007[a] to Oct. 31, 2007 (Unaudited)

Net asset value, beginning of period	$49.89

Income from investment operations:
Net investment income[b]	1.86
Net realized and unrealized loss[c]	(19.83)

Total from investment operations	(17.97)

Less distributions from:
Net investment income	(1.94)

Total distributions	(1.94)

Net asset value, end of period	$29.98

Total return	(36.66)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,994
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	8.92%
Portfolio turnover rate[f]	22%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE NAREIT Real Estate 50 Index Fund
Period from May 1, 2007[a] to Oct. 31, 2007 (Unaudited)

Net asset value, beginning of period	$49.56

Income from investment operations:
Net investment income[b]	0.78
Net realized and unrealized loss[c]	(3.74)

Total from investment operations	(2.96)

Less distributions from:
Net investment income	(0.71)

Total distributions	(0.71)

Net asset value, end of period	$45.89

Total return	(5.93)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,651
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	3.42%
Portfolio turnover rate[f]	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE NAREIT Residential Index Fund
Period from May 1, 2007[a] to Oct. 31, 2007 (Unaudited)

Net asset value, beginning of period	$49.37

Income from investment operations:
Net investment income[b]	0.66
Net realized and unrealized loss[c]	(1.93)

Total from investment operations	(1.27)

Less distributions from:
Net investment income	(0.76)

Total distributions	(0.76)

Net asset value, end of period	$47.34

Total return	(2.62)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,734
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.72%
Portfolio turnover rate[f]	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE NAREIT Retail Index Fund
Period from May 1, 2007[a] to Oct. 31, 2007 (Unaudited)

Net asset value, beginning of period	$49.54

Income from investment operations:
Net investment income[b]	0.67
Net realized and unrealized loss[c]	(4.73)

Total from investment operations	(4.06)

Less distributions from:
Net investment income	(0.70)

Total distributions	(0.70)

Net asset value, end of period	$44.78

Total return	(8.16)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,478
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	3.05%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE NAREIT Industrial/Office, iShares FTSE NAREIT Mortgage REITs, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential, and iShares FTSE NAREIT Retail Index Funds (each, a “Fund,” collectively, the “Funds”). The Funds commenced operations on May 1, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended October 31, 2007.

For the period ended October 31, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended October 31, 2007 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
FTSE NAREIT Industrial/Office	$4,966,122	$180,090	$(533,563)	$(353,473)
FTSE NAREIT Mortgage REITs	11,921,351	170,017	(1,868,381)	(1,698,364)
FTSE NAREIT Real Estate 50	22,468,891	352,296	(2,175,449)	(1,823,153)
FTSE NAREIT Residential	4,781,769	89,768	(137,755)	(47,987)
FTSE NAREIT Retail	4,630,844	60,377	(216,877)	(156,500)

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended October 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE NAREIT Mortgage REITs	$56,514
FTSE NAREIT Real Estate 50	866

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended October 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
FTSE NAREIT Industrial/Office	$756,487	$687,019
FTSE NAREIT Mortgage REITs	3,647,017	3,500,156
FTSE NAREIT Real Estate 50	1,671,340	1,577,988
FTSE NAREIT Residential	1,157,202	1,125,461
FTSE NAREIT Retail	312,124	246,005

In-kind transactions (see Note 4) for the period ended October 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE NAREIT Industrial/Office	$31,313,036	$23,951,594
FTSE NAREIT Mortgage REITs	37,065,260	20,096,201
FTSE NAREIT Real Estate 50	27,215,126	4,580,283
FTSE NAREIT Residential	33,734,532	26,310,313
FTSE NAREIT Retail	26,926,221	19,093,751

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2007, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of October 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109. “FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes. “This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Funds did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements. “FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). The Board did not receive any statistical information regarding the performance of the Funds as they had not yet commenced operations as of the most recent performance time period. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as managed by BGFA, as compared to the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year. Board Review and Approval of Investment Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	29

Notes:

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	31

Notes:

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunication Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

FAMILY OF FUNDS	33

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times; “Xinhua” is a trade- and servicemark ofXinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

5854-iS-1207

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-101-11007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™ BARCLAYS

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: December 14, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: December 14, 2007